Fidelity® Variable Insurance Products
Initial Class

Asset Manager: Growth® Portfolio

Balanced Portfolio

Growth & Income Portfolio

Growth Opportunities Portfolio

Investment Grade Bond Portfolio

Mid Cap Portfolio

Money Market Portfolio

Semiannual Report

June 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Market Environment	<Click Here>	A review of what happened in world markets during the past six months.
Asset Manager: Growth Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Managers' Overview Investment Summary Investments Financial Statements
Balanced Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Managers' Overview Investment Summary Investments Financial Statements
Growth & Income Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Growth Opportunities Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Investment Grade Bond Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Mid Cap Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Money Market Portfolio	<Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investments Financial Statements
Notes to Financial Statements	<Click Here>	Notes to the Financial Statements

The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC,
Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Market Environment

Investors hoping for a U.S. economic and stock market recovery in 2002 got what they were looking for, but only during the first quarter of the year. A dismal second quarter wiped out the U.S. stock markets' gains, pushing a number of equity benchmarks below their post-September 11 lows. The pace of the economic recovery also stalled, further impeding any upward momentum for stock prices. The primary culprit behind the markets' downfall during the overall six-month period ending June 30, 2002, was the lack of faith in Corporate America's balance sheets. High-profile accounting scandals shook investors' confidence, which was already tenuous due to worries about terrorism, earnings shortfalls and layoffs. Of the seven major domestic market sectors tracked by Goldman Sachs, only one - natural resources - had a positive return. Technology, utilities and health care all had double-digit losses. International equities were more immune to the troubles that plagued the U.S., and generally fared better as a result. Japan, Asia-Pacific and emerging-markets stocks were among the best performers in the first half of the year, including South Korea, despite posting one of the worst second-quarter stock market performances in the world. On the fixed-income side, U.S. investment-grade bonds offered steady single-digit gains, but a weaker U.S. dollar led to better returns for government bonds of international developed nations.

U.S. Stock Markets

From Enron to ImClone to WorldCom, a series of alleged fraudulent accounting practices and other questionable activities rocked investors' trust in the integrity of corporate governance during the past six months. As a result, money flowed out of equities as fast as reports of new scandals poured in. With all eyes focused on balance sheets and bookkeeping, it seemed many failed to notice the positive reports coming from the economic front. First quarter GDP - gross domestic product - was surprisingly strong; productivity soared to levels not reached in years; consumer spending continued to be resilient; and the Federal Reserve Board bypassed several opportunities to raise interest rates, leaving them at 40-year lows. Unfortunately, pessimism overwhelmed optimism and left the equity markets with negative returns for the first half of 2002. The blue-chip bellwether Dow Jones Industrial AverageSM, which at one point dipped below the 9,000-point level, fell 6.90% for the six-month period. The tech- and telecom-heavy NASDAQ Composite® Index declined 24.85%, its worst first half since 1974, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 13.16%.

Foreign Stock Markets

The Morgan Stanley Capital InternationalSM Europe, Australasia and Far East (MSCI® EAFE®) Index - designed to represent the performance of developed stock markets outside the U.S. and Canada - dropped 1.46% during the past six months, a much better showing than most American benchmarks. Canadian stock markets also fared better than their neighbors to the south, as the S&P®/TSX Composite Index had a return of -1.65%. Japan did surprisingly well considering the nation's recent economic woes. The Tokyo Stock Exchange Stock Price Index (TOPIX), a broad measure of the Japanese stock market, rose 9.14%. Meanwhile, the MSCI Emerging Markets Free Index, a gauge of emerging-markets equity performance, shrugged off a weak second quarter to gain 2.07% for the overall six-month period.

U.S. Bond Markets

After a slow start, investment-grade bonds surged forward later in the six-month period. In that time, the Lehman Brothers® Aggregate Bond Index - a proxy for taxable-bond performance - returned 3.79%. Mortgage securities were the best performers in the taxable-bond market, returning 4.51% according to the Lehman Brothers Mortgage-Backed Securities Index. Mortgages benefited when a drop in refinancing activity led to lower volatility and more predictable cash flows. Growing demand for higher-yielding, less interest rate sensitive alternatives to Treasuries paced the return of agency bonds, as the Lehman Brothers U.S. Agency Index gained 4.08%. Corporate bonds, however, struggled with bankruptcies and credit downgrades, and the Lehman Brothers Credit Bond Index advanced only 2.63%, compared to a 3.61% return for the Lehman Brothers Treasury Index. The high-yield bond market faced numerous difficulties, culminating in the second quarter, when the Merrill Lynch High Yield Master II Index - a proxy of the overall high-yield bond market - posted its worst quarterly performance ever. The index lost 5.37% for the overall six-month period.

Foreign Bond Markets

For the past several years, a strong U.S. dollar tempered the performance of government bonds elsewhere in the world. But that situation showed signs of reversing during the past six months, as the dollar, after reaching a 15-year high in February on a trade-weighted basis versus foreign currencies, fell slowly but steadily through the remainder of the period. In response, the Salomon Smith Barney® Non-U.S. Dollar World Government Bond Index - a market-value-weighted index designed to represent the performance of 16 world government bond markets, excluding the United States - jumped 11.84% during the past six months. That return was more than three times higher than the Lehman Brothers Government Bond Index, a proxy for U.S. government bond performance, which returned 3.78%. Emerging-markets debt, one of the strongest performing asset classes entering the period, carried that momentum through the first quarter of 2002. However, a flat return in April, followed by a disappointing May and June, ate away much of the emerging markets' six-month gains. Still, the J.P. Morgan Emerging Markets Bond Index Global - which measures the debt performance of more than 30 emerging-markets nations - had a positive return for the period, up 0.91%.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio - Initial Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity VIP: Asset Mgr: Growth - Initial Class	-14.40%	0.97%	7.91%
Fidelity Asset Manager: Growth® Composite	-10.65%	5.07%	10.99%
S&P 500 ®	-17.99%	3.66%	12.66%
LB Aggregate Bond	8.63%	7.57%	8.37%
LB 3 Month T-Bill	2.65%	4.91%	5.16%
Variable Annuity Flexible Portfolio Funds Average	-8.12%	4.40%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Fidelity Asset Manager: Growth Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500SM  Index, the Lehman Brothers® Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index weighted according to the fund's neutral mix.** To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity flexible portfolio funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 82 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

* Not available

** 70% stocks, 25% bonds and 5% short-term instruments effective January 1, 1997

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Asset Manager: Growth Portfolio - Initial Class on January 31, 1995, shortly after the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $17,649 - a 76.49% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have grown to $23,804 - a 138.04% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $17,880 - a 78.80% increase. You can also look at how the Fidelity Asset Manager: Growth Composite Index did over the same period. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $21,676 - a 116.76% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Fund Talk: The Managers' Overview

(Portfolio Manager photograph)
(Portfolio Manager photograph)

An interview with Richard Habermann (right) and Ford O'Neil (left), Co-Managers of Asset Manager: Growth Portfolio

Q. How did the fund perform, Dick?

R.H. For the six months ending June 30, 2002, the fund trailed both the Fidelity Asset Manager: Growth Composite Index and the variable annuity flexible portfolio funds average tracked by Lipper Inc., which fell 8.35% and 6.29%, respectively. For the 12 months ending June 30, 2002, the fund again lagged the Composite index and Lipper average, which declined 10.65% and 8.12%, respectively.

Q. How did your asset-allocation decisions influence fund results?

R.H. While asset allocation overall was slightly negative, weak stock selection was the main driver of performance versus our benchmarks during the six-month period. The fund benefited from assuming a more cautious stance heading into 2002 by scaling back on equities to around a 70% neutral weighting as valuations began to look stretched, given little-to-no improvement in company fundamentals and heightened uncertainty about corporate governance. Slightly underweighting stocks during the spring also helped, as their prices fell sharply on the slowed pace of economic recovery and persistent geopolitical concerns, which further weakened investor confidence. Our fixed-income strategy, however, restrained performance, particularly versus our peer average. Emphasizing high-yield securities rather than stronger-performing investment-grade bonds hurt. While high-yield bonds benefited from some improvement in the economy, widespread credit quality downgrades curbed their advances. We reduced the fund's high-yield exposure and raised its cash position during the spring to provide a cushion as market conditions deteriorated.

Q. What drove the performance of the fund's equity subportfolio?

R.H. The fund's equity investments - managed by Charles Mangum, who replaced Doug Chase in February - notably underperformed the S&P 500®. Despite favorable sector positioning, poor stock picking dampened results in an unforgiving market. Much of the underperformance came from the health care sector, where the fund was hurt by the continued struggles of leading pharmaceutical companies, most notably Bristol-Myers Squibb and Schering-Plough. These stocks - and drug stocks in general - declined due to manufacturing problems, sluggish new product pipelines and drug approval delays. Simply put, using health care as a growth alternative failed us during the period, as investors became less enchanted with the sector. Additionally, Charles suffered from some existing holdings that were hurt by accounting concerns, most notably Tyco International and Computer Associates. Finally, holding sizable stakes in poor-performing media stocks Clear Channel Communications and AOL Time Warner also detracted. Conversely, the fund benefited from underweighting large-cap tech stocks, such as Intel and IBM - the latter of which we completely avoided - that suffered from high valuations and persistently weak capital spending. We owned several consumer staples stocks, including Coca-Cola and Avon Products, which - due to their defensive nature - fared well as the prospects for a strong economic recovery waned. Holding defensive financials with little exposure to the capital markets also helped, as did one health care services stock, Cardinal Health.

Q. Turning to you, Ford, how did the fund's fixed-income investments fare?

F.O. Investment-grade bonds performed well despite volatile interest rate and stock market conditions, as the economic recovery stalled during the second quarter and the prospects for Federal Reserve Board tightening were pushed further into the future. Against this backdrop, the subportfolio benefited from my emphasis on higher-yielding, higher-quality mortgage and asset-backed securities, which outpaced Treasuries during the period. Reducing our corporate weighting also was important, as was good credit analysis and diversification, which helped us avoid several prominent issuers that experienced severe financial stress. Despite producing a negative return and underperforming investment-grade securities, the fund's high-yield subportfolio beat its benchmark, as Mark Notkin sidestepped several key defaults and credit downgrades. He also benefited from becoming more conservative and reducing exposure to speculative securities, while adding exposure to higher-rated, defensive holdings. Finally, as a conservative vehicle, the strategic cash portion of the fund - managed by John Todd - was effective in providing reasonably steady returns to help offset capital market volatility.

Q. What's your outlook?

F.O. We remain cautious. While evidence of a strengthening economy is a positive for the equity markets, accounting and reporting uncertainties remain a concern. Continued cost cutting should help boost corporate earnings in 2002, but it may take some time for demand-driven earnings to rebound. That said, given the improving backdrop, it might be wise to consider becoming more aggressive.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: maximize total return over the long term by allocating assets among stocks, bonds, short-term instruments and other investments

Start date: January 3, 1995

Size: as of June 30, 2002, more than $340 million

Manager: Richard Habermann and Ford O'Neil, since 2001, Richard Habermann joined Fidelity in 1968; Ford O'Neil joined Fidelity in 1990

3

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Cardinal Health, Inc.	5.3
American International Group, Inc.	3.6
General Electric Co.	3.4
Fannie Mae	3.2
Microsoft Corp.	2.8
18.3
Top Five Market Sectors as of June 30, 2002
(stocks only)	% of fund's net assets
Financials	16.3
Health Care	13.0
Information Technology	7.7
Consumer Discretionary	6.9
Consumer Staples	6.3
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stock Class and equity futures	68.7%
Bond Class	24.9%
Short-Term Class	6.4%
* Foreign investments	3.6%

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 6.9%
Auto Components - 0.1%
Dana Corp.	21,100	$ 390,983
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp.	39,300	1,118,085
Household Durables - 0.1%
Leggett & Platt, Inc.	16,600	388,440
Media - 3.8%
AOL Time Warner, Inc. (a)	261,900	3,852,549
Clear Channel Communications, Inc. (a)	280,000	8,965,600
Cox Communications, Inc. Class A (a)	3,600	99,180
		12,917,329
Multiline Retail - 0.7%
Federated Department Stores, Inc. (a)	21,700	861,490
Target Corp.	29,200	1,112,520
Wal-Mart Stores, Inc.	10,000	550,100
		2,524,110
Specialty Retail - 1.9%
Home Depot, Inc.	106,100	3,897,053
Lowe's Companies, Inc.	52,400	2,378,960
		6,276,013
TOTAL CONSUMER DISCRETIONARY		23,614,960
CONSUMER STAPLES - 6.3%
Beverages - 1.9%
PepsiCo, Inc.	53,900	2,597,980
The Coca-Cola Co.	71,800	4,020,800
		6,618,780
Food & Drug Retailing - 1.8%
Albertson's, Inc.	69,200	2,107,832
CVS Corp.	109,500	3,350,700
Safeway, Inc. (a)	20,200	589,638
		6,048,170
Food Products - 0.0%
McCormick & Co., Inc. (non-vtg.)	4,500	115,875
Personal Products - 1.0%
Alberto-Culver Co.:
Class A	35,900	1,621,962
Class B	21,800	1,042,040
Gillette Co.	22,000	745,140
		3,409,142
Tobacco - 1.6%
Philip Morris Companies, Inc.	123,900	5,411,952
TOTAL CONSUMER STAPLES		21,603,919

	Shares	Value (Note 1)
ENERGY - 4.1%
Energy Equipment & Services - 0.4%
ENSCO International, Inc.	1,900	$ 51,794
GlobalSantaFe Corp.	11,100	303,585
Halliburton Co.	36,500	581,810
National-Oilwell, Inc. (a)	16,900	355,745
		1,292,934
Oil & Gas - 3.7%
ChevronTexaco Corp.	38,600	3,416,100
Conoco, Inc.	235,800	6,555,240
Exxon Mobil Corp.	68,500	2,803,020
		12,774,360
TOTAL ENERGY		14,067,294
FINANCIALS - 16.1%
Banks - 3.7%
Bank of America Corp.	27,500	1,934,900
Bank One Corp.	34,300	1,319,864
Comerica, Inc.	25,800	1,584,120
FleetBoston Financial Corp.	74,700	2,416,545
PNC Financial Services Group, Inc.	36,100	1,887,308
Synovus Financial Corp.	31,100	855,872
Wachovia Corp.	63,837	2,437,297
		12,435,906
Diversified Financials - 8.1%
Citigroup, Inc.	197,800	7,664,750
Fannie Mae	147,600	10,885,500
Goldman Sachs Group, Inc.	20,500	1,503,675
Merrill Lynch & Co., Inc.	98,000	3,969,000
Morgan Stanley	80,000	3,446,400
		27,469,325
Insurance - 4.3%
AFLAC, Inc.	9,400	300,800
Allmerica Financial Corp.	24,300	1,122,660
American International Group, Inc.	180,700	12,329,161
Hartford Financial Services Group, Inc.	17,900	1,064,513
		14,817,134
TOTAL FINANCIALS		54,722,365
HEALTH CARE - 13.0%
Health Care Equipment & Supplies - 0.8%
C.R. Bard, Inc.	16,300	922,254
Guidant Corp. (a)	62,100	1,877,283
		2,799,537
Health Care Providers & Services - 5.3%
Cardinal Health, Inc.	295,650	18,155,854
Pharmaceuticals - 6.9%
Abbott Laboratories	200	7,530
Bristol-Myers Squibb Co.	226,600	5,823,620
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Elan Corp. PLC sponsored ADR (a)	88,000	$ 481,360
Eli Lilly & Co.	2,000	112,800
Merck & Co., Inc.	55,700	2,820,648
Pfizer, Inc.	201,000	7,035,000
Schering-Plough Corp.	231,800	5,702,280
Wyeth	27,700	1,418,240
		23,401,478
TOTAL HEALTH CARE		44,356,869
INDUSTRIALS - 5.5%
Airlines - 0.1%
AMR Corp. (a)	11,900	200,634
Delta Air Lines, Inc.	12,900	258,000
		458,634
Building Products - 0.2%
Masco Corp.	29,200	791,612
Commercial Services & Supplies - 0.2%
First Data Corp.	15,000	558,000
Industrial Conglomerates - 4.2%
General Electric Co.	403,500	11,721,675
Tyco International Ltd.	195,600	2,642,556
		14,364,231
Machinery - 0.3%
Ingersoll-Rand Co. Ltd. Class A	18,900	862,974
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	24,900	747,000
Norfolk Southern Corp.	25,600	598,528
Union Pacific Corp.	5,500	348,040
		1,693,568
TOTAL INDUSTRIALS		18,729,019
INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	138,691	1,934,739
Comverse Technology, Inc. (a)	40,900	378,734
		2,313,473
Computers & Peripherals - 1.4%
Dell Computer Corp. (a)	144,100	3,766,774
EMC Corp. (a)	64,200	484,710
Sun Microsystems, Inc. (a)	90,400	452,904
		4,704,388
Electronic Equipment & Instruments - 0.3%
Solectron Corp. (a)	143,400	881,910
Internet Software & Services - 0.0%
Check Point Software Technologies Ltd. (a)	10,200	138,312

	Shares	Value (Note 1)
IT Consulting & Services - 0.0%
Electronic Data Systems Corp.	3,900	$ 144,885
Semiconductor Equipment & Products - 1.7%
Altera Corp. (a)	21,800	296,480
Analog Devices, Inc. (a)	13,800	409,860
Atmel Corp. (a)	40,000	250,400
Intel Corp.	71,300	1,302,651
Lattice Semiconductor Corp. (a)	17,100	149,454
Linear Technology Corp.	20,800	653,744
Micron Technology, Inc. (a)	42,100	851,262
Semtech Corp. (a)	12,600	336,420
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	47,300	614,900
United Microelectronics Corp. sponsored ADR	85,200	626,220
Xilinx, Inc. (a)	9,700	217,571
		5,708,962
Software - 3.6%
Adobe Systems, Inc.	14,200	404,700
Computer Associates International, Inc.	115,100	1,828,939
Microsoft Corp. (a)	171,300	9,370,110
Network Associates, Inc. (a)	12,400	238,948
Oracle Corp. (a)	34,400	325,768
VERITAS Software Corp. (a)	6,300	124,677
		12,293,142
TOTAL INFORMATION TECHNOLOGY		26,185,072
MATERIALS - 0.7%
Chemicals - 0.3%
Praxair, Inc.	14,400	820,368
Metals & Mining - 0.4%
Alcoa, Inc.	23,500	779,025
Ryerson Tull, Inc.	51,900	603,597
		1,382,622
TOTAL MATERIALS		2,202,990
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 4.3%
AT&T Corp.	87,100	931,970
BellSouth Corp.	111,000	3,496,500
McCaw International Ltd. warrants 4/16/07 (a)(f)	910	0
NTL, Inc. warrants 10/14/08 (a)	427	4
Ono Finance PLC rights 5/31/09 (a)(f)	310	3
Qwest Communications International, Inc.	161,300	451,640
SBC Communications, Inc.	149,300	4,553,650
Verizon Communications, Inc.	133,500	5,360,025
		14,793,792
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
Horizon PCS, Inc. warrants 10/1/10 (a)(f)	545	$ 9,810
Nextel Communications, Inc. Class A (a)	50,000	160,500
		170,310
TOTAL TELECOMMUNICATION SERVICES		14,964,102
UTILITIES - 1.3%
Electric Utilities - 1.2%
FirstEnergy Corp.	59,800	1,996,124
Southern Co.	41,500	1,137,100
TXU Corp.	18,800	969,140
		4,102,364
Multi-Utilities & Unregulated Power - 0.1%
AES Corp. (a)	29,200	158,264
TOTAL UTILITIES		4,260,628
TOTAL COMMON STOCKS (Cost $259,667,906)		224,707,218
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Diversified Financials - 0.2%
AES Trust VII $3.00	33,600	650,261
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (f)	508	102
TOTAL CONVERTIBLE PREFERRED STOCKS		650,363
Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	160	152,640
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	1,273	254,600
Wireless Telecommunication Services - 0.2%
Crown Castle International Corp. $127.50 pay-in-kind	503	236,410
Dobson Communications Corp.:
$122.50 pay-in-kind	1	500
$130.00 pay-in-kind	166	83,000

	Shares	Value (Note 1)
Nextel Communications, Inc. Series E, $111.25 pay-in-kind	1,177	$ 270,710
		590,620
TOTAL TELECOMMUNICATION SERVICES		845,220
TOTAL NONCONVERTIBLE PREFERRED STOCKS		997,860
TOTAL PREFERRED STOCKS (Cost $3,425,550)		1,648,223
Corporate Bonds - 20.6%
Ratings (unaudited) (j)		Principal Amount
Convertible Bonds - 2.2%
CONSUMER DISCRETIONARY - 0.5%
Media - 0.0%
EchoStar Communications Corp. 4.875% 1/1/07	Caa1	$ 230,000	175,519
Specialty Retail - 0.5%
Gap, Inc. 5.75% 3/15/09 (f)	Ba3	1,420,000	1,629,791
TOTAL CONSUMER DISCRETIONARY			1,805,310
FINANCIALS - 0.2%
Diversified Financials - 0.2%
Elan Finance Corp. Ltd. liquid yield option note 0% 12/14/18	Ba3	1,460,000	681,236
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Total Renal Care Holdings 7% 5/15/09 (f)	B2	200,000	195,875
INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.5%
CIENA Corp. 3.75% 2/1/08	Ba3	420,000	243,600
Comverse Technology, Inc. 1.5% 12/1/05	BB	810,000	631,824
Juniper Networks, Inc. 4.75% 3/15/07	B2	1,420,000	829,834
			1,705,258
Electronic Equipment & Instruments - 0.5%
Celestica, Inc. liquid yield option note 0% 8/1/20	Ba2	1,140,000	482,904
Sanmina-SCI Corp. 4.25% 5/1/04	Ba2	940,000	848,538
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Solectron Corp.:
liquid yield option note 0% 5/8/20	Ba3	$ 330,000	$ 188,100
0% 11/20/20	Ba3	420,000	196,350
			1,715,892
Semiconductor Equipment & Products - 0.4%
Agere Systems, Inc. 6.5% 12/15/09	B2	270,000	187,142
Atmel Corp. 0% 5/23/21	CCC+	246,000	72,275
LSI Logic Corp. 4% 2/15/05	Ba3	420,000	353,892
Transwitch Corp. 4.5% 9/12/05	B3	5,000	2,950
Vitesse Semiconductor Corp. 4% 3/15/05	B3	800,000	586,000
			1,202,259
TOTAL INFORMATION TECHNOLOGY			4,623,409
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc.:
4.75% 7/1/07	B3	80,000	36,600
5.25% 1/15/10	B3	165,000	69,927
6% 6/1/11	B3	440,000	197,472
			303,999
TOTAL CONVERTIBLE BONDS			7,609,829
Nonconvertible Bonds - 18.4%
CONSUMER DISCRETIONARY - 5.8%
Auto Components - 0.3%
Arvin Industries, Inc. 6.75% 3/15/08	Baa3	100,000	98,500
DaimlerChrysler North America Holding Corp. 7.2% 9/1/09	A3	50,000	52,184
Dana Corp. 10.125% 3/15/10 (f)	Ba3	340,000	348,500
Dura Operating Corp. 8.625% 4/15/12 (f)	B1	20,000	20,000
Lear Corp. 7.96% 5/15/05	Ba1	380,000	389,500
Stoneridge, Inc. 11.5% 5/1/12 (f)	B2	70,000	71,225
			979,909
Hotels, Restaurants & Leisure - 1.9%
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	B	140,000	147,000

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Domino's, Inc. 10.375% 1/15/09	B2	$ 300,000	$ 322,500
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	620,000	638,600
HMH Properties, Inc. 7.875% 8/1/08	Ba3	285,000	273,600
Horseshoe Gaming LLC 8.625% 5/15/09	B2	560,000	562,800
International Game Technology 8.375% 5/15/09	Ba1	220,000	231,000
La Quinta Inns, Inc. 7.25% 3/15/04	Ba3	190,000	188,575
MGM Mirage, Inc. 8.5% 9/15/10	Ba1	175,000	185,063
Penn National Gaming, Inc. 8.875% 3/15/10	B3	390,000	386,100
Premier Parks, Inc. 0% 4/1/08 (d)	B2	785,000	758,506
Station Casinos, Inc. 8.375% 2/15/08	B1	970,000	991,825
Sun International Hotels Ltd./Sun International North America, Inc.:
8.875% 8/15/11	B2	260,000	264,550
8.875% 8/15/11 (f)	B2	200,000	203,500
yankee 8.625% 12/15/07	B2	295,000	301,638
Tricon Global Restaurants, Inc.:
8.5% 4/15/06	Ba1	180,000	186,300
8.875% 4/15/11	Ba1	510,000	541,875
Wheeling Island Gaming, Inc. 10.125% 12/15/09	B3	410,000	422,300
			6,605,732
Household Durables - 0.5%
Beazer Homes USA, Inc.:
8.625% 5/15/11	Ba2	250,000	253,750
8.875% 4/1/08	Ba2	55,000	55,825
Champion Enterprises, Inc. 11.25% 4/15/07 (f)	B2	85,000	71,400
D.R. Horton, Inc. 8% 2/1/09	Ba1	200,000	197,000
KB Home 8.625% 12/15/08	Ba3	180,000	181,800
Lennar Corp. 7.625% 3/1/09	Ba1	150,000	151,500
Ryland Group, Inc. 9.125% 6/15/11	Ba3	220,000	233,200
Sealy Mattress Co. 9.875% 12/15/07	B3	240,000	242,400
Standard Pacific Corp. 9.25% 4/15/12	Ba3	120,000	120,000
WCI Communities, Inc. 10.625% 2/15/11	B1	70,000	73,500
			1,580,375
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.1%
The Hockey Co. 11.25% 4/15/09 (f)	B2	$ 295,000	$ 295,000
Media - 3.0%
AMC Entertainment, Inc.:
9.5% 2/1/11	Caa3	195,000	193,050
9.875% 2/1/12	Caa3	230,000	230,000
American Media Operations, Inc. 10.25% 5/1/09	B2	270,000	283,500
AOL Time Warner, Inc. 6.875% 5/1/12	Baa1	35,000	32,279
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	Ba1	110,000	108,132
Chancellor Media Corp.:
8% 11/1/08	Ba1	200,000	198,000
8.125% 12/15/07	Ba2	75,000	74,250
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (d)	B2	110,000	47,300
0% 4/1/11 (d)	B2	580,000	278,400
0% 5/15/11 (d)	B2	230,000	82,800
10% 4/1/09	B2	425,000	293,250
10.75% 10/1/09	B2	385,000	265,650
Corus Entertainment, Inc. 8.75% 3/1/12	B1	765,000	776,475
CSC Holdings, Inc.:
7.625% 4/1/11	Ba1	1,310,000	1,048,000
7.625% 7/15/18	Ba2	90,000	71,100
7.875% 2/15/18	Ba2	35,000	26,950
9.875% 4/1/23	BB-	70,000	52,500
EchoStar DBS Corp.:
9.125% 1/15/09 (f)	B1	380,000	347,700
9.375% 2/1/09	B1	670,000	623,100
Entravision Communications Corp. 8.125% 3/15/09 (f)	B3	470,000	472,350
Fox Family Worldwide, Inc. 9.25% 11/1/07	Baa1	195,000	206,700
Fox/Liberty Networks LLC/FLN Finance, Inc. 0% 8/15/07 (d)	Ba1	60,000	61,200
Lamar Media Corp.:
8.625% 9/15/07	Ba3	30,000	30,750
9.25% 8/15/07	B1	435,000	452,400
LBI Media, Inc. 10.125% 7/15/12	B3	240,000	240,000
News America Holdings, Inc. 7.75% 12/1/45	Baa3	100,000	93,337

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	$ 350,000	$ 355,250
Penton Media, Inc. 11.875% 10/1/07 (f)	B3	575,000	494,500
Quebecor Media, Inc. 11.125% 7/15/11	B2	10,000	9,800
Radio One, Inc. 8.875% 7/1/11	B3	1,185,000	1,185,000
Regal Cinemas Corp. 9.375% 2/1/12 (f)	B3	435,000	452,400
Telewest PLC yankee:
9.625% 10/1/06	Caa3	535,000	214,000
11% 10/1/07	Caa3	85,000	34,425
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa1	50,000	49,751
Yell Finance BV:
0% 8/1/11 (d)	B2	55,000	37,538
10.75% 8/1/11	B2	600,000	651,000
			10,072,837
Multiline Retail - 0.0%
Federated Department Stores, Inc. 6.79% 7/15/27	Baa1	80,000	84,019
TOTAL CONSUMER DISCRETIONARY			19,617,872
CONSUMER STAPLES - 0.8%
Beverages - 0.0%
Constellation Brands, Inc. 8.125% 1/15/12	Ba3	80,000	82,800
Food & Drug Retailing - 0.2%
Kroger Co. 6.8% 4/1/11	Baa3	65,000	67,638
Pathmark Stores, Inc. 8.75% 2/1/12	B2	110,000	112,200
Rite Aid Corp.:
6% 10/1/03 (f)	Caa3	60,000	56,550
6.125% 12/15/08 (f)	Caa3	235,000	138,650
6.875% 8/15/13	Caa3	165,000	100,650
Safeway, Inc. 6.5% 3/1/11	Baa2	65,000	66,971
			542,659
Food Products - 0.3%
Chiquita Brands International, Inc. 10.56% 3/15/09	-	190,000	197,600
Corn Products International, Inc. 8.25% 7/15/07	Ba1	315,000	311,825
Dean Foods Co.:
6.625% 5/15/09	B1	50,000	47,500
6.9% 10/15/17	B1	40,000	34,400
8.15% 8/1/07	B1	240,000	246,000
Del Monte Corp. 9.25% 5/15/11	B3	150,000	156,000
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Dole Food Co., Inc. 7.25% 5/1/09 (f)	Ba1	$ 20,000	$ 20,400
Michael Foods, Inc. 11.75% 4/1/11	B2	20,000	22,000
			1,035,725
Household Products - 0.1%
Fort James Corp. 6.875% 9/15/07	Ba1	60,000	56,700
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	60,000	61,500
10% 11/1/08	Ba3	290,000	334,950
			453,150
Personal Products - 0.2%
Revlon Consumer Products Corp.:
8.125% 2/1/06	Caa3	100,000	70,000
9% 11/1/06	Caa3	130,000	91,000
12% 12/1/05	Caa1	390,000	386,100
			547,100
Tobacco - 0.0%
Philip Morris Companies, Inc. 7% 7/15/05	A2	70,000	74,843
RJ Reynolds Tobacco Holdings, Inc. 6.5% 6/1/07	Baa2	30,000	30,716
			105,559
TOTAL CONSUMER STAPLES			2,766,993
ENERGY - 1.2%
Energy Equipment & Services - 0.2%
DI Industries, Inc. 8.875% 7/1/07	B1	135,000	137,700
Grant Prideco, Inc. 9.625% 12/1/07	Ba3	210,000	218,925
Key Energy Services, Inc. 8.375% 3/1/08	Ba3	100,000	102,250
Trico Marine Services, Inc. 8.875% 5/15/12 (f)	B2	120,000	119,100
			577,975
Oil & Gas - 1.0%
Alberta Energy Co. Ltd. 7.375% 11/1/31	Baa1	40,000	42,688
Chesapeake Energy Corp.:
8.125% 4/1/11	B1	610,000	602,375
8.375% 11/1/08	B1	230,000	228,275
8.5% 3/15/12	B1	425,000	419,688
Devon Energy Corp. 7.95% 4/15/32	Baa2	50,000	53,784

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Encore Acquisition Co. 8.375% 6/15/12 (f)	B2	$ 105,000	$ 105,000
Forest Oil Corp. 8% 12/15/11	Ba3	220,000	220,000
Magnum Hunter Resources, Inc. 9.6% 3/15/12 (f)	B2	70,000	72,450
Pemex Project Funding Master Trust 7.875% 2/1/09 (f)	Baa1	100,000	99,750
Petro-Canada 7% 11/15/28	Baa2	50,000	48,994
Plains Exploration & Production Co. LP 8.75% 7/1/12 (f)	-	250,000	245,940
Plains Resources, Inc.:
Series B, 10.25% 3/15/06	B2	732,000	755,790
Series D, 10.25% 3/15/06	B2	70,000	72,275
Suncor Energy, Inc. 7.15% 2/1/32	A3	35,000	36,005
The Coastal Corp. 9.625% 5/15/12	Baa2	75,000	83,060
Valero Energy Corp. 6.875% 4/15/12	Baa2	25,000	25,690
Vintage Petroleum, Inc. 8.25% 5/1/12 (f)	Ba3	370,000	364,450
			3,476,214
TOTAL ENERGY			4,054,189
FINANCIALS - 2.0%
Banks - 0.2%
Bank of America Corp.:
7.125% 9/15/06	Aa2	100,000	109,147
7.8% 2/15/10	Aa3	20,000	22,381
BankBoston Corp. 6.625% 2/1/04	A2	20,000	20,841
Den Danske Bank AS 6.375% 6/15/08 (f)(g)	Aa3	170,000	178,853
Fleet Financial Group, Inc. 7.125% 4/15/06	A2	40,000	43,059
MBNA America Bank NA 6.625% 6/15/12	Baa2	30,000	29,685
MBNA Corp. 7.5% 3/15/12	Baa2	45,000	47,919
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (g)	A1	50,000	52,270
7.816% 11/29/49	A1	100,000	108,886
			613,041
Diversified Financials - 1.4%
Abbey National Capital Trust I 8.963% 12/29/49 (e)	A1	100,000	115,450
Ahmanson Capital Trust I 8.36% 12/1/26 (f)	Baa1	125,000	132,290
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
American Airlines pass thru trust certificate:
7.8% 4/1/08	A	$ 280,000	$ 280,700
7.858% 4/1/13	Baa1	50,000	54,118
American General Finance Corp. 5.875% 7/14/06	A1	100,000	103,268
Amvescap PLC 5.9% 1/15/07	A2	25,000	25,316
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	370,000	370,000
Burlington Resources Finance Co. 7.4% 12/1/31 (f)	Baa1	50,000	52,282
Capital One Financial Corp. 7.125% 8/1/08	Baa3	100,000	93,613
CIT Group, Inc. 7.75% 4/2/12	A2	30,000	29,533
Continental Airlines, Inc. pass thru trust certificate 6.795% 8/2/18	Baa3	178,231	166,313
Countrywide Home Loans, Inc. 5.5% 8/1/06	A3	80,000	81,775
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12	Aa3	45,000	45,353
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	A3	20,000	21,457
7.92% 5/18/12	Baa1	190,000	196,825
10.06% 1/2/16	Ba1	80,000	75,200
Details Capital Corp. 0% 11/15/07 (d)	Caa1	85,000	80,750
Devon Financing Corp. ULC 6.875% 9/30/11	Baa2	25,000	26,036
Dobson/Sygnet Communications Co. 12.25% 12/15/08	B3	40,000	26,000
Ford Motor Credit Co.:
6.5% 1/25/07	A3	50,000	50,046
7.375% 10/28/09	A3	50,000	51,760
7.5% 3/15/05	A3	140,000	146,413
General Electric Capital Corp. 6% 6/15/12	Aaa	65,000	64,054
General Motors Acceptance Corp.:
6.75% 1/15/06	A2	40,000	41,528
6.875% 9/15/11	A2	190,000	188,635

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Goldman Sachs Group, Inc. 6.6% 1/15/12	A1	$ 125,000	$ 127,326
Household Finance Corp.:
6.375% 10/15/11	A2	20,000	19,132
6.5% 1/24/06	A2	40,000	40,895
8% 5/9/05	A2	15,000	16,158
J.P. Morgan Chase & Co. 5.35% 3/1/07	Aa3	100,000	101,241
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. II:
9.125% 1/15/11 (f)	B1	100,000	96,000
10.5% 6/15/09 (f)	B1	40,000	40,400
Morgan Stanley 6.6% 4/1/12	Aa3	40,000	40,763
Newcourt Credit Group, Inc. 6.875% 2/16/05	A2	80,000	76,939
NiSource Finance Corp. 7.875% 11/15/10	Baa3	125,000	129,188
Northwest Airlines pass thru trust certificate:
6.81% 2/1/20	A3	100,543	97,489
7.248% 7/2/14	Ba2	128,720	109,232
7.575% 3/1/19	A3	83,684	85,492
7.691% 4/1/17	Baa2	20,000	19,610
8.304% 9/1/10	Ba2	87,680	82,858
Petronas Capital Ltd. 7% 5/22/12 (f)	Baa1	80,000	81,300
PTC International Finance BV 0% 7/1/07 (d)	B1	425,000	429,250
PTC International Finance II SA 11.25% 12/1/09	B1	345,000	348,450
SESI LLC 8.875% 5/15/11	B1	30,000	30,300
Sprint Capital Corp.:
6.875% 11/15/28	Baa3	125,000	78,241
8.75% 3/15/32	Baa3	25,000	18,802
TXU Eastern Funding 6.75% 5/15/09	Baa1	120,000	120,658
			4,708,439
Insurance - 0.0%
Principal Life Global Funding I 6.25% 2/15/12 (f)	Aa2	35,000	35,866
Real Estate - 0.4%
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	100,000	103,995
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09 (f)	Ba3	320,000	323,200
Duke-Weeks Realty LP 6.875% 3/15/05	Baa1	100,000	104,812
EOP Operating LP 7.75% 11/15/07	Baa1	200,000	219,091
ERP Operating LP 7.1% 6/23/04	Baa1	100,000	105,252
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
LNR Property Corp. 10.5% 1/15/09	Ba3	$ 175,000	$ 180,250
Regency Centers LP 6.75% 1/15/12	Baa2	45,000	46,010
Senior Housing Properties Trust 8.625% 1/15/12	Ba2	420,000	432,600
			1,515,210
TOTAL FINANCIALS			6,872,556
HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 0.2%
ALARIS Medical Systems, Inc.:
9.75% 12/1/06	Caa1	150,000	147,750
11.625% 12/1/06	B2	165,000	183,975
Boston Scientific Corp. 6.625% 3/15/05	Baa2	110,000	111,100
Sybron Dental Specialties, Inc. 8.125% 6/15/12 (f)	B2	40,000	40,000
			482,825
Health Care Providers & Services - 0.9%
Alderwoods Group, Inc. 11% 1/2/07	-	410,000	412,050
Coventry Health Care, Inc. 8.125% 2/15/12	Ba3	200,000	204,000
Fountain View, Inc. 11.25% 4/15/08 (c)	-	460,000	276,000
HealthSouth Corp.:
7.625% 6/1/12 (f)	Ba1	70,000	68,600
8.375% 10/1/11	Ba1	260,000	271,700
8.5% 2/1/08	Ba1	110,000	112,750
10.75% 10/1/08	Ba2	120,000	131,100
PacifiCare Health Systems, Inc. 10.75% 6/1/09 (f)	B3	235,000	237,350
Service Corp. International (SCI):
6.3% 3/15/03	B1	140,000	135,800
7.2% 6/1/06	B1	120,000	112,800
Stewart Enterprises, Inc. 10.75% 7/1/08	B2	210,000	233,100
Triad Hospitals, Inc. 8.75% 5/1/09	B1	575,000	603,750
Unilab Corp. 12.75% 10/1/09	B3	97,000	113,005
Vanguard Health Systems, Inc. 9.75% 8/1/11	B3	180,000	187,200
			3,099,205

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Pharmaceuticals - 0.2%
aaiPharma, Inc. 11% 4/1/10 (f)	Caa1	$ 250,000	$ 232,500
Biovail Corp. 7.875% 4/1/10	B2	450,000	434,250
			666,750
TOTAL HEALTH CARE			4,248,780
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 8.5% 5/15/11	B2	395,000	410,800
Transdigm, Inc. 10.375% 12/1/08 (f)	B3	70,000	71,750
			482,550
Airlines - 0.1%
Delta Air Lines, Inc.:
8.3% 12/15/29	Ba3	290,000	208,800
8.54% 1/2/07	Ba1	52,729	49,565
			258,365
Commercial Services & Supplies - 0.8%
Allied Waste North America, Inc.:
7.625% 1/1/06	Ba3	495,000	475,200
7.875% 1/1/09	Ba3	40,000	38,500
8.875% 4/1/08	Ba3	390,000	386,100
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	210,000	209,475
Browning-Ferris Industries, Inc. 6.375% 1/15/08	Ba3	220,000	200,200
Iron Mountain, Inc.:
8.25% 7/1/11	B2	125,000	125,000
8.625% 4/1/13	B2	215,000	218,763
8.75% 9/30/09	B2	60,000	61,050
JohnsonDiversey, Inc. 9.625% 5/15/12 (f)	B2	295,000	308,275
Mail-Well I Corp. 9.625% 3/15/12 (f)	B1	210,000	212,100
Pierce Leahy Command Co. yankee 8.125% 5/15/08	B2	85,000	85,638
Pierce Leahy Corp. 9.125% 7/15/07	B2	115,000	119,025
World Color Press, Inc.:
7.75% 2/15/09	Baa2	180,000	180,000
8.375% 11/15/08	Baa2	30,000	30,900
			2,650,226
Machinery - 0.1%
AGCO Corp. 9.5% 5/1/08	Ba3	60,000	63,600
Dunlop Standard Aerospace Holdings PLC 11.875% 5/15/09	B3	55,000	58,025
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Joy Global, Inc. 8.75% 3/15/12	B2	$ 100,000	$ 102,000
Tyco International Group SA yankee 6.375% 10/15/11	Ba2	330,000	252,618
			476,243
Marine - 0.3%
Teekay Shipping Corp. 8.875% 7/15/11	Ba2	775,000	806,000
Transport Maritima Mexicana SA de CV yankee:
9.5% 5/15/03	B2	170,000	142,800
10.25% 11/15/06	B2	320,000	230,400
			1,179,200
Road & Rail - 0.4%
Kansas City Southern Railway Co.:
7.5% 6/15/09 (f)	Ba2	340,000	340,000
9.5% 10/1/08	Ba2	40,000	43,200
TFM SA de CV 11.75% 6/15/09	B1	885,000	834,113
			1,217,313
TOTAL INDUSTRIALS			6,263,897
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.1%
L-3 Communications Corp. 7.625% 6/15/12 (f)	Ba3	240,000	240,000
Motorola, Inc. 8% 11/1/11	Baa2	45,000	43,914
			283,914
Computers & Peripherals - 0.1%
Compaq Computer Corp. 7.65% 8/1/05	Baa2	40,000	42,712
Hewlett-Packard Co. 6.5% 7/1/12	A3	65,000	64,675
Seagate Technology HDD Holdings 8% 5/15/09 (f)	Ba2	180,000	179,100
			286,487
Electronic Equipment & Instruments - 0.1%
Fisher Scientific International, Inc. 8.125% 5/1/12 (f)	B3	125,000	124,063
Flextronics International Ltd. 9.875% 7/1/10	Ba2	260,000	269,100
Solectron Corp. 9.625% 2/15/09	Ba3	170,000	154,700
			547,863

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Office Electronics - 0.1%
Xerox Corp. 9.75% 1/15/09 (f)	B1	$ 295,000	$ 241,900
Semiconductor Equipment & Products - 0.3%
Fairchild Semiconductor Corp.:
10.375% 10/1/07	B2	120,000	124,200
10.5% 2/1/09	B2	80,000	84,400
Micron Technology, Inc. 6.5% 9/30/05 (i)	Ba2	1,000,000	890,000
			1,098,600
TOTAL INFORMATION TECHNOLOGY			2,458,764
MATERIALS - 1.8%
Chemicals - 0.4%
Compass Minerals Group, Inc. 10% 8/15/11	B3	350,000	367,500
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (f)	B3	120,000	122,400
Huntsman International LLC 9.875% 3/1/09 (f)	B3	275,000	276,375
Lyondell Chemical Co.:
9.5% 12/15/08	Ba3	115,000	106,950
9.625% 5/1/07	Ba3	130,000	123,500
9.875% 5/1/07	Ba3	80,000	76,400
OM Group, Inc. 9.25% 12/15/11	B3	370,000	381,100
			1,454,225
Containers & Packaging - 0.7%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09 (f)	B2	505,000	507,525
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	190,000	181,450
7.35% 5/15/08	B3	80,000	72,000
7.5% 5/15/10	B3	70,000	63,525
7.8% 5/15/18	B3	30,000	25,800
7.85% 5/15/04	B3	320,000	312,800
8.1% 5/15/07	B3	150,000	140,250
Packaging Corp. of America 9.625% 4/1/09	Ba2	375,000	403,125
Riverwood International Corp. 10.625% 8/1/07	B3	275,000	286,000
Sealed Air Corp.:
6.95% 5/15/09 (f)	Baa3	300,000	267,000
8.75% 7/1/08 (f)	Baa3	120,000	124,200
			2,383,675
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - 0.5%
AK Steel Corp.:
7.75% 6/15/12 (f)	B1	$ 300,000	$ 298,500
7.875% 2/15/09	B1	170,000	169,150
9.125% 12/15/06	B1	110,000	115,225
Freeport-McMoRan Copper & Gold, Inc.:
7.2% 11/15/26	B3	575,000	553,438
7.5% 11/15/06	B3	80,000	72,400
Phelps Dodge Corp. 8.75% 6/1/11	Baa3	390,000	399,750
			1,608,463
Paper & Forest Products - 0.2%
Georgia-Pacific Group:
7.5% 5/15/06	Ba1	30,000	29,250
8.125% 5/15/11	Ba1	100,000	96,000
Norske Skog Canada Ltd. 8.625% 6/15/11	Ba2	40,000	41,000
Stone Container Corp.:
8.375% 7/1/12 (f)	B2	170,000	171,275
9.75% 2/1/11	B2	205,000	219,350
Weyerhaeuser Co.:
6.75% 3/15/12 (f)	Baa2	50,000	51,776
7.375% 3/15/32 (f)	Baa2	150,000	153,225
			761,876
TOTAL MATERIALS			6,208,239
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.9%
AT&T Corp.:
6.5% 3/15/29	Baa2	100,000	69,000
8% 11/15/31 (f)	Baa2	30,000	23,400
British Telecommunications PLC 8.875% 12/15/30	Baa1	80,000	87,133
Citizens Communications Co. 8.5% 5/15/06	Baa2	70,000	67,743
Deutsche Telekom International Finance BV 8.25% 6/15/05 (e)	Baa1	50,000	51,158
Diamond Cable Communications PLC yankee:
10.75% 2/15/07 (c)	Ca	555,000	138,750
11.75% 12/15/05 (c)	Ca	345,000	86,250
Koninklijke KPN NV yankee 7.5% 10/1/05	Baa3	100,000	101,818
NTL Communications Corp.:
0% 10/1/08 (c)(d)	Ca	660,000	171,600
11.5% 10/1/08 (c)	Ca	390,000	117,000
NTL, Inc. 0% 4/1/08 (c)(d)	Ca	75,000	20,250

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Pacific Northwest Bell Tel.Co. 4.5% 4/1/03	Baa3	$ 35,000	$ 34,475
Qwest Corp.
8.875% 3/15/12 (f)	Baa3	530,000	471,700
Rogers Cantel, Inc. yankee 9.375% 6/1/08	Baa3	185,000	123,950
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	100,000	100,293
Telefonos de Mexico SA de CV 8.25% 1/26/06	A3	100,000	102,000
Teleglobe Canada, Inc. yankee 7.7% 7/20/29 (c)	C	5,000	100
Telewest Communications PLC:
9.875% 2/1/10	Caa3	185,000	74,000
11.25% 11/1/08	Caa3	170,000	68,000
Tritel PCS, Inc. 0% 5/15/09 (d)	Baa2	374,000	299,200
U.S. West Communications 7.2% 11/1/04	Baa3	335,000	298,150
Verizon New York, Inc. 7.375% 4/1/32	A1	25,000	23,581
WorldCom, Inc.:
6.4% 8/15/05 (c)	Ca	260,000	42,900
6.5% 5/15/04 (c)	Ca	45,000	7,425
7.375% 1/15/06 (c)(f)	CCC-	40,000	6,600
7.5% 5/15/11 (c)	Ca	1,075,000	177,375
8% 5/16/06 (c)	Ca	230,000	37,950
8.25% 5/15/31 (c)	Ca	535,000	88,275
			2,890,076
Wireless Telecommunication Services - 1.1%
AT&T Wireless Services, Inc.:
7.875% 3/1/11	Baa2	50,000	40,387
8.75% 3/1/31	Baa2	50,000	38,615
Crown Castle International Corp.:
9.375% 8/1/11	B3	90,000	56,700
9.5% 8/1/11	B3	35,000	21,875
10.75% 8/1/11	B3	110,000	70,950
Dobson Communications Corp. 10.875% 7/1/10	B3	15,000	9,750
Echostar Broadband Corp. 10.375% 10/1/07	B1	455,000	436,800
Millicom International Cellular SA 13.5% 6/1/06	Caa1	490,000	171,500
Nextel Communications, Inc.:
0% 10/31/07 (d)	B3	1,250,000	650,000
0% 2/15/08 (d)	B3	160,000	75,200
Orange PLC yankee 9% 6/1/09	Baa3	365,000	317,550
PanAmSat Corp.:
6.125% 1/15/05	Ba2	150,000	136,500
6.375% 1/15/08	Ba2	230,000	213,900
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Rogers Wireless, Inc. 9.625% 5/1/11	Baa3	$ 250,000	$ 167,500
SpectraSite Holdings, Inc.:
0% 3/15/10 (d)	Caa3	515,000	133,900
10.75% 3/15/10	Caa3	265,000	116,600
12.5% 11/15/10	Caa3	185,000	83,250
TeleCorp PCS, Inc.:
0% 4/15/09 (d)	Baa2	245,000	196,000
10.625% 7/15/10	Baa2	88,000	83,600
VoiceStream Wireless Corp. 0% 11/15/09 (d)	Baa2	1,061,000	774,530
			3,795,107
TOTAL TELECOMMUNICATION SERVICES			6,685,183
UTILITIES - 1.0%
Electric Utilities - 0.6%
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (f)	Baa2	50,000	52,804
Avon Energy Partners Holdings 6.46% 3/4/08 (f)	Baa3	130,000	126,963
CMS Energy Corp.:
7.5% 1/15/09	B3	160,000	113,600
8.375% 7/1/03	B3	305,000	250,100
9.875% 10/15/07	B3	295,000	221,250
Dominion Resources, Inc. 6.25% 6/30/12	Baa1	40,000	39,788
Edison International 6.875% 9/15/04	B3	140,000	127,400
FirstEnergy Corp. 6.45% 11/15/11	Baa2	85,000	82,526
Illinois Power Co. 7.5% 6/15/09	Baa2	60,000	56,790
Israel Electric Corp. Ltd. 7.75% 12/15/27 (f)	A3	80,000	66,842
Pacific Gas & Electric Co.:
6.75% 10/1/23	B3	105,000	94,500
7.05% 3/1/24	B3	55,000	50,600
9.625% 11/1/05 (f)	Caa2	180,000	180,000
PSEG Energy Holdings, Inc.:
8.5% 6/15/11	Baa3	60,000	55,800
8.625% 2/15/08	Baa3	190,000	180,500
PSI Energy, Inc. 6.65% 6/15/06	A3	75,000	77,835
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	50,000	45,415
Sierra Pacific Power Co. 8% 6/1/08	Ba2	100,000	95,000

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Southern California Edison Co. 7.625% 1/15/10	Ba3	$ 245,000	$ 222,950
TECO Energy, Inc. 7% 5/1/12	A3	50,000	52,436
Texas Utilities Co. 6.375% 1/1/08	Baa3	10,000	10,084
			2,203,183
Gas Utilities - 0.0%
CMS Panhandle Holding Co. 6.5% 7/15/09	Ba2	40,000	31,600
Consolidated Natural Gas Co. 6.85% 4/15/11	A3	25,000	26,016
El Paso Energy Corp. 7.75% 1/15/32	Baa2	30,000	27,820
Kinder Morgan Energy Partners LP 7.125% 3/15/12	Baa1	25,000	26,440
Panhandle Eastern Pipe Line Co. 7.2% 8/15/24	Ba2	30,000	22,500
Sempra Energy 7.95% 3/1/10	A2	40,000	42,643
			177,019
Multi-Utilities & Unregulated Power - 0.4%
AES Corp.:
9.375% 9/15/10	Ba3	355,000	220,100
9.5% 6/1/09	Ba3	445,000	289,250
Western Resources, Inc.:
7.875% 5/1/07 (f)	Ba1	290,000	287,825
9.75% 5/1/07 (f)	Ba2	320,000	307,200
Williams Companies, Inc.:
7.125% 9/1/11	Baa3	30,000	24,294
7.5% 1/15/31	Baa2	35,000	25,135
			1,153,804
TOTAL UTILITIES			3,534,006
TOTAL NONCONVERTIBLE BONDS			62,710,479
TOTAL CORPORATE BONDS (Cost $74,878,494)			70,320,308
U.S. Government and Government Agency Obligations - 1.5%

U.S. Government Agency Obligations - 0.2%
Fannie Mae:
5.5% 5/2/06	Aa2	125,000	131,304
6.25% 2/1/11	Aa2	65,000	68,325
7.25% 5/15/30	Aaa	105,000	119,566
Freddie Mac:
5.5% 7/15/06	Aaa	170,000	178,311
U.S. Government and Government Agency Obligations - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.75% 1/15/12	Aaa	$ 150,000	$ 154,112
5.875% 3/21/11	Aa2	205,000	210,118
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			861,736
U.S. Treasury Obligations - 1.3%
U.S. Treasury Bills, yield at date of purchase 1.67% to 1.73% 7/25/02 to 8/8/02 (k)	-	550,000	549,079
U.S. Treasury Bonds:
6.25% 5/15/30	Aaa	220,000	238,313
6.625% 2/15/27	Aaa	50,000	56,141
8.125% 8/15/19	Aaa	80,000	102,472
8.875% 8/15/17	Aaa	50,000	67,441
8.875% 2/15/19	Aaa	259,000	352,273
U.S. Treasury Notes:
3.375% 4/30/04	Aaa	1,275,000	1,288,451
3.5% 11/15/06	Aaa	180,000	176,794
6.125% 8/15/07	Aaa	30,000	32,698
6.5% 2/15/10	Aaa	280,000	313,006
7% 7/15/06	Aaa	1,050,000	1,172,841
7.25% 8/15/04	Aaa	20,000	21,753
TOTAL U.S. TREASURY OBLIGATIONS			4,371,262
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,115,471)			5,232,998
U.S. Government Agency - Mortgage Securities - 2.2%

Fannie Mae - 1.7%
5.5% 1/1/32	Aaa	257,743	250,192
6% 4/1/13 to 6/1/32	Aaa	1,725,031	1,744,829
6.5% 5/1/17 to 6/1/31	Aaa	2,837,735	2,910,238
6.5% 7/1/32 (l)	Aaa	260,000	264,956
6.5% 7/1/32 (l)	Aaa	187,218	190,787
7.5% 5/1/24 to 2/1/28	Aaa	189,839	200,408
TOTAL FANNIE MAE			5,561,410
Freddie Mac - 0.0%
7.5% 8/1/28	Aaa	61,454	64,943
Government National Mortgage Association - 0.5%
6.5% 8/15/27	Aaa	409,921	420,617
7% 7/15/28 to 7/15/31	Aaa	448,755	467,199

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
7% 7/1/32 (l)	Aaa	$ 423,000	$ 439,127
7.5% 1/15/26 to 8/15/28	Aaa	380,569	402,984
8.5% 11/15/30	Aaa	55,305	59,214
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			1,789,141
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,191,517)			7,415,494
Asset-Backed Securities - 0.2%

BankAmerica Manufacturing Housing Contract Trust V 6.2% 4/10/09	Aaa	66,117	66,262
CIT Marine Trust 5.8% 4/15/10	Aaa	51,040	51,742
CSXT Trade Receivables Master Trust 6% 7/26/04	Aaa	180,000	185,262
DaimlerChrysler Auto Trust 5.16% 1/6/05	Aaa	130,000	133,276
Ford Credit Auto Owner Trust 5.71% 9/15/05	A1	35,000	36,548
Household Private Label Credit Card Master Note Trust I 5.5% 1/18/11	Aaa	125,000	129,829
Sears Credit Account Master Trust II 7.5% 11/15/07	A2	50,000	52,840
UAF Auto Grantor Trust 6.1% 1/15/03 (f)	Aaa	14,926	14,913
TOTAL ASSET-BACKED SECURITIES (Cost $652,741)			670,672
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.0%
Credit-Based Asset Servicing and Securitization LLC weighted average coupon Series 1997-2 Class 2B, 7.0192% 12/29/25 (f)(g)	Ba3	65,496	31,774
U.S. Government Agency - 0.1%
Fannie Mae:
REMIC planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	Aaa	100,000	102,417
Collateralized Mortgage Obligations - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 1999-57 Class PH, 6.5% 12/25/29	Aaa	$ 100,000	$ 101,484
sequential pay Series 2000-49 Class A, 8% 3/18/27	Aaa	90,953	97,906
TOTAL U.S. GOVERNMENT AGENCY			301,807
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $315,116)			333,581
Commercial Mortgage Securities - 0.6%

Asset Securitization Corp. sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	AAA	150,664	161,473
Banc America Commercial Mortgage, Inc. Series 2001-1 Class X, 1.341% 4/15/36 (g)(h)	Aaa	408,534	26,682
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	AA	98,926	105,090
Class B, 7.48% 2/1/08	A	80,000	86,738
CS First Boston Mortgage Securities Corp. Series 1998-C1 Class D, 7.17% 1/17/12	Baa3	70,000	72,097
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 7/15/12	Baa2	140,000	138,688
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.168% 4/29/39 (f)(g)	-	320,000	258,500
FMAC Loan Receivables Trust weighted average coupon Series 1997-A Class E, 8.1258% 4/15/19 (f)(g)	-	250,000	5,000
G Force CDO 2001 Ltd./G Force CDO 2001 1 Corp. Series 2001-1A Class E, 8.8% 1/20/12 (f)	BBB-	67,862	66,675
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 1996-C1 Class F, 7.86% 11/15/06 (f)	Ba1	250,000	248,203

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (g)	Baa3	$ 180,000	$ 177,300
LTC Commercial Mortgage pass thru trust certificate:
sequential pay Series 1998-1 Class A, 6.029% 5/30/30 (f)	AAA	97,517	100,656
Series 1996-1 Class E, 9.16% 4/15/28	B+	500,000	391,875
Structured Asset Securities Corp. Series 1996-CFL Class E, 7.75% 2/25/28	AAA	80,000	81,675
Thirteen Affiliates of General Growth Properties, Inc. Series 1:
Class D2, 6.992% 12/15/10 (f)	Baa2	140,000	145,338
Class E2, 7.224% 12/15/10 (f)	Baa3	100,000	103,063
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,459,088)			2,169,053
Foreign Government and Government Agency Obligations - 0.1%

Chilean Republic 7.125% 1/11/12	Baa1	40,000	40,375
Malaysian Government 7.5% 7/15/11	Baa2	25,000	26,563
Polish Government 6.25% 7/3/12	Baa1	50,000	50,055
United Mexican States 9.875% 2/1/10	Baa2	80,000	89,400
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $199,074)			206,393
Money Market Funds - 9.6%
	Shares
Fidelity Cash Central Fund, 1.89% (b)	26,676,016	26,676,016
Fidelity Securities Lending Cash Central Fund, 1.93% (b)	5,975,275	5,975,275
TOTAL MONEY MARKET FUNDS (Cost $32,651,291)		32,651,291
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $386,556,248)		345,355,231
NET OTHER ASSETS - (1.4)%		(4,802,967)
NET ASSETS - 100%		$ 340,552,264
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
31 S&P 500 Index Contracts	Sept. 2002	$ 7,673,275	$ (52,356)
The face value of futures purchased as a percentage of net assets - 2.3%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,540,007 or 4.0% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Micron Technology, Inc. 6.5% 9/30/05	11/1/99	$ 787,500
(j) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $524,121.
(l) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Ratings
Aaa, Aa, A	4.8%
Baa	2.7%
Ba	6.4%
B	9.3%
Caa, Ca, C	1.2%
D	0.0%
Not rated	0.4%
Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality.

Purchases and sales of securities, other than short-term securities, aggregated $379,906,205 and $416,873,803, respectively, of which long-term U.S. government and government agency obligations aggregated $32,170,724 and $33,692,761, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $26,042 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $890,000 or 0.3% of net assets.

Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $391,495,304. Net unrealized depreciation aggregated $46,140,073, of which $8,521,769 related to appreciated investment securities and $54,661,842 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $54,724,000 all of which will expire on December 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Asset Manager: Growth Portfolio

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,851,924) (cost $386,556,248) - See accompanying schedule		$ 345,355,231
Cash		153,017
Receivable for investments sold		3,353,291
Receivable for fund shares sold		10,084
Dividends receivable		294,808
Interest receivable		1,728,826
Other receivables		18,135
Total assets		350,913,392
Liabilities
Payable for investments purchased
Regular delivery	$ 2,893,929
Delayed delivery	893,937
Payable for fund shares redeemed	367,238
Accrued management fee	171,871
Distribution fees payable	1,665
Payable for daily variation on futures contracts	14,725
Other payables and accrued expenses	42,488
Collateral on securities loaned, at value	5,975,275
Total liabilities		10,361,128
Net Assets		$ 340,552,264
Net Assets consist of:
Paid in capital		$ 428,295,402
Undistributed net investment income		6,941,936
Accumulated undistributed net realized gain (loss) on investments		(53,431,904)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(41,253,170)
Net Assets		$ 340,552,264
Initial Class: Net Asset Value, offering price and redemption price per share ($328,320,328 ÷ 30,788,768 shares)		$ 10.66
Service Class: Net Asset Value, offering price and redemption price per share ($7,605,499 ÷ 717,126 shares)		$ 10.61
Service Class 2: Net Asset Value, offering price and redemption price per share ($4,626,437 ÷ 438,007 shares)		$ 10.56

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 1,695,227
Interest		4,794,279
Security lending		10,309
Total income		6,499,815
Expenses
Management fee	$ 1,124,115
Transfer agent fees	135,761
Distribution fees	10,831
Accounting and security lending fees	73,630
Non-interested trustees' compensation	663
Custodian fees and expenses	18,392
Audit	16,649
Legal	1,274
Miscellaneous	19,909
Total expenses before reductions	1,401,224
Expense reductions	(99,285)	1,301,939
Net investment income (loss)		5,197,876
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	6,771,018
Futures contracts	(745,796)
Total net realized gain (loss)		6,025,222
Change in net unrealized appreciation (depreciation) on: Investment securities	(62,186,261)
Assets and liabilities in foreign currencies	6
Futures contracts	(52,356)
Total change in net unrealized appreciation (depreciation)		(62,238,611)
Net gain (loss)		(56,213,389)
Net increase (decrease) in net assets resulting from operations		$ (51,015,513)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,197,876	$ 11,049,699
Net realized gain (loss)	6,025,222	(61,039,175)
Change in net unrealized appreciation (depreciation)	(62,238,611)	12,082,275
Net increase (decrease) in net assets resulting from operations	(51,015,513)	(37,907,201)
Distributions to shareholders from net investment income	(10,416,607)	(13,343,864)
Distributions to shareholders from net realized gain	-	(16,105,049)
Total distributions	(10,416,607)	(29,448,913)
Share transactions - net increase (decrease)	(12,043,877)	(16,320,571)
Total increase (decrease) in net assets	(73,475,997)	(83,676,685)
Net Assets
Beginning of period	414,028,261	497,704,946
End of period (including undistributed net investment income of $6,941,936 and undistributed net investment income of $12,720,942, respectively)	$ 340,552,264	$ 414,028,261
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	995,820	43,163	47,320
Reinvested	852,581	19,176	10,444
Redeemed	(2,861,044)	(110,163)	(39,266)
Net increase (decrease)	(1,012,643)	(47,824)	18,498
Dollars
Sold	$ 11,822,542	$ 532,927	$ 560,205
Reinvested	10,068,980	225,322	122,305
Redeemed	(33,613,874)	(1,308,776)	(453,508)
Net increase (decrease)	$ (11,722,352)	$ (550,527)	$ 229,002

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2
Sold	2,648,332	86,383	262,678
Reinvested	2,071,741	53,533	15,343
Redeemed	(6,380,641)	(244,489)	(74,696)
Net increase (decrease)	(1,660,568)	(104,573)	203,325
Dollars
Sold	$ 33,703,712	$ 1,109,889	$ 3,373,478
Reinvested	28,507,157	732,326	209,431
Redeemed	(80,043,164)	(3,021,914)	(891,486)
Net increase (decrease)	$ (17,832,295)	$ (1,179,699)	$ 2,691,423

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 10,068,980	$ 225,322	$ 122,305
From net realized gain	-	-	-
Total	$ 10,068,980	$ 225,322	$ 122,305

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 12,927,664	$ 322,572	$ 93,628
From net realized gain	15,579,493	409,753	115,803
Total	$ 28,507,157	$ 732,325	$ 209,431

See accompanying notes which are an integral part of the financial statements.

Asset Manager: Growth Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 12.56	$ 14.41	$ 18.38	$ 17.03	$ 16.36	$ 13.10
Income from Investment Operations
Net investment income (loss) E	.16	.32	.42	.40	.41	.36
Net realized and unrealized gain (loss)	(1.74)	(1.31)	(2.52)	2.04	2.19	2.92
Total from investment operations	(1.58)	(.99)	(2.10)	2.44	2.60	3.28
Distributions from net investment income	(.32)	(.39)	(.37)	(.41)	(.34)	-
Distributions from net realized gain	-	(.47)	(1.50)	(.68)	(1.59)	(.02)
Total distributions	(.32)	(.86)	(1.87)	(1.09)	(1.93)	(.02)
Net asset value, end of period	$ 10.66	$ 12.56	$ 14.41	$ 18.38	$ 17.03	$ 16.36
Total Return B,C,D	(12.83)%	(7.39)%	(12.47)%	15.26%	17.57%	25.07%
Ratios to Average Net Assets F
Expenses before expense reductions	.72% A	.73%	.69%	.71%	.73%	.77%
Expenses net of voluntary waivers, if any	.72% A	.73%	.69%	.71%	.73%	.77%
Expenses net of all reductions	.66% A	.72%	.68%	.70%	.72%	.76%
Net investment income (loss)	2.69% A	2.55%	2.61%	2.38%	2.60%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 328,320	$ 399,273	$ 482,165	$ 580,555	$ 528,874	$ 483,231
Portfolio turnover rate	206% A	111%	147%	92%	98%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.47	$ 14.32	$ 18.28	$ 16.96	$ 16.35	$ 15.94
Income from Investment Operations
Net investment income (loss) E	.15	.31	.40	.38	.40	.07
Net realized and unrealized gain (loss)	(1.71)	(1.32)	(2.50)	2.03	2.14	.34
Total from investment operations	(1.56)	(1.01)	(2.10)	2.41	2.54	.41
Distributions from net investment income	(.30)	(.37)	(.36)	(.41)	(.34)	-
Distributions from net realized gain	-	(.47)	(1.50)	(.68)	(1.59)	-
Total distributions	(.30)	(.84)	(1.86)	(1.09)	(1.93)	-
Net asset value, end of period	$ 10.61	$ 12.47	$ 14.32	$ 18.28	$ 16.96	$ 16.35
Total Return B,C,D	(12.74)%	(7.57)%	(12.54)%	15.13%	17.18%	2.57%
Ratios to Average Net Assets G
Expenses before expense reductions	.82% A	.83%	.80%	.82%	.89%	.88% A
Expenses net of voluntary waivers, if any	.82% A	.83%	.80%	.82%	.89%	.87% A
Expenses net of all reductions	.77% A	.82%	.79%	.81%	.88%	.87% A
Net investment income (loss)	2.58% A	2.44%	2.50%	2.27%	2.65%	2.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,605	$ 9,542	$ 12,449	$ 10,825	$ 3,165	$ 10
Portfolio turnover rate	206% A	111%	147%	92%	98%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.43	$ 14.30	$ 17.78
Income from Investment Operations
Net investment income (loss) E	.14	.28	.34
Net realized and unrealized gain (loss)	(1.72)	(1.30)	(1.96)
Total from investment operations	(1.58)	(1.02)	(1.62)
Distributions from net investment income	(.29)	(.38)	(.36)
Distributions from net realized gain	-	(.47)	(1.50)
Total distributions	(.29)	(.85)	(1.86)
Net asset value, end of period	$ 10.56	$ 12.43	$ 14.30
Total Return B,C,D	(12.94)%	(7.66)%	(10.21)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.01% A	1.00%	.97% A
Expenses net of voluntary waivers, if any	1.01% A	1.00%	.97% A
Expenses net of all reductions	.96% A	.99%	.95% A
Net investment income (loss)	2.39% A	2.28%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,626	$ 5,213	$ 3,091
Portfolio turnover rate	206% A	111%	147%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Asset Manager: Growth Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Balanced Portfolio - Initial Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity ® VIP: Balanced - Initial Class	-8.37%	2.69%	6.76%
Fidelity Balanced 60/40 Composite	-7.77%	5.65%	11.27%
S&P 500 ®	-17.99%	3.66%	12.66%
LB Aggregate Bond	8.63%	7.57%	8.37%
Variable Annuity Balanced Funds Average	-7.62%	4.60%	n/a*

Average annual total returns take the fund's cumulative return and show what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Fidelity Balanced 60/40 Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500SM  Index and the Lehman Brothers® Aggregate Bond Index. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity balanced funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 66 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Balanced Portfolio - Initial Class on January 3, 1995, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $16,320 - a 63.20% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Standard & Poor's 500 Index would have grown to $24,426 - a 144.26% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $18,261 - an 82.61% increase. You can also look at how the Fidelity Balanced 60/40 Composite Index did over the same period. With dividends and interest, if any, reinvested, the same $10,000 would have grown to $22,265 - a 122.65% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Fund Talk: The Managers' Overview

(Portfolio Manager photograph)
(Portfolio Manager photograph)

An interview with Louis Salemy (right), who became Lead Portfolio Manager of Balanced Portfolio on February 6, 2002, and Ford O'Neil (left), manager for fixed-income investments

Q. How did the fund perform, Louis?

L.S. For the six months ending June 30, 2002, the fund lagged both the Fidelity Balanced 60/40 Composite Index and the Lipper Inc. variable annuity balanced funds average, which declined 6.54% and 6.16%, respectively. Similarly, for the 12 months ending June 30, 2002, the fund trailed the Composite index and Lipper average, which dropped 7.77% and 7.62%, respectively.

Q. What affected the fund's performance during the six-month period?

L.S. While being conservative helped in an uncertain market environment, poor stock picking hampered our relative performance. The fund benefited from its slight bias toward stronger-performing fixed-income securities - that is, bonds and cash - at the expense of equities, which trailed most other asset classes during the period. However, we lost ground by investing in a handful of stocks and high-yield bonds of companies - including Tyco International and Adelphia Communications, respectively - that were wracked by accounting scandals and credit-quality downgrades. Concerns about corporate governance also overwhelmed our equity holdings in advertising conglomerate Omnicom. On a sector level, the fund's fairly aggressive positioning in financial stocks hurt results. Here, we emphasized brokerage firms, such as Merrill Lynch and Morgan Stanley, and other transaction-oriented companies that stood to benefit from a potential economic rebound. Unfortunately, we were early, and persistently weak capital markets activity plagued these stocks. Fund performance also suffered from underweighting banks - based on credit-quality concerns and potential yield-curve flattening - as they continued to benefit from last year's sharply declining interest rates. Finally, in the biotechnology industry, our holdings in Amgen offset some of what we gained from otherwise underweighting a group that stumbled on numerous disappointments with high-profile drugs.

Q. What other moves influenced performance?

L.S. Shying away from technology stocks provided a relative boost versus the index. The fund was helped by my decision to reduce its tech weighting after taking over the portfolio in February, based on my cautious growth outlook for a sector vulnerable to further declines. I felt that the earnings expectations and valuations of tech hardware firms were still too high given continued deterioration in capital spending and the absence of any major breakthrough technologies. Underweighting companies such as Intel and IBM, which were hurt as the market rotated away from large-cap growth stocks, further benefited the fund. I sold off Intel and IBM during the period. However, the stocks I felt could benefit from a PC upgrade cycle, such as Microsoft, generally dampened performance. The fund's stake in defensive, stable-growth stocks paid off. While it was tough to find many quality companies that were attractively priced and had good earnings growth, we were successful in consumer staples with Gillette and McCormick & Co., and such specialty retailers as Hollywood Entertainment. The fund benefited from my decision to further emphasize these names, as well as defensive financials such as Freddie Mac and Fannie Mae, which helped hedge against my more "offensive" cyclical positioning in the brokerage houses. Finally, trimming some cyclical positions to take profits during the spring increased the fund's cash weighting, which, given the weak equity market, helped performance.

Q. Turning to you, Ford, what drove the investment-grade portion of the fund?

F.O. Despite volatile interest rate and stock market conditions, investment-grade bonds fared well, as the economic recovery stalled during the second quarter and the prospects for Federal Reserve Board tightening were pushed further into the future. Against a backdrop of falling interest rates and yield-curve steepening, favorable sector allocation proved critical to the subportfolio's success. The fund benefited from my emphasis on higher-yielding spread sectors, namely mortgage and asset-backed securities, which outperformed Treasuries during the period. Strong security selection in these groups also aided performance. We primarily benefited from reducing our weighting in corporates, given heightened downside risk, and adding more exposure to high-quality mortgage securities, which performed very well as mortgage rates rose and prepayment activity slowed. Within corporates, good credit analysis and diversification were key, as we successfully avoided several prominent issuers that experienced severe financial stress.

Q. What's your outlook, Louis?

L.S. I remain cautious, as I feel the earnings recovery that many investors are expecting in the second half of 2002 is unlikely to occur. That said, I'll continue to toe the line between offense and defense, looking for companies on both sides with strong earnings growth and attractive relative valuations.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks both income and growth of capital

Start date: January 3, 1995

Size: as of June 30, 2002, more than $292 million

Manager: Louis Salemy, since February 2002, and Ford O'Neil, since 2001; Louis Salemy joined Fidelity in 1992; Ford O'Neil joined Fidelity in 1990

3

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Morgan Stanley	3.3
Microsoft Corp.	3.1
Gillette Co.	2.6
BellSouth Corp.	2.5
Freddie Mac	2.3
13.8
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Financials	17.5
Consumer Discretionary	13.2
Consumer Staples	9.0
Telecommunication Services	5.0
Industrials	4.9
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stocks and Equity Futures	53.7%
Bonds	37.6%
Short-Term Investments and Net Other Assets	8.3%
Other Investments	0.4%

* Foreign investments 3.0%

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 46.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.6%
Media - 4.0%
AOL Time Warner, Inc. (a)	12	$ 177
Comcast Corp. Class A (special) (a)	47,000	1,120,480
E.W. Scripps Co. Class A	15,300	1,178,100
EchoStar Communications Corp. Class A (a)	133,700	2,481,472
General Motors Corp. Class H (a)	72,700	756,080
Omnicom Group, Inc.	91,300	4,181,540
UIH Australia/Pacific, Inc. warrants 5/15/06 (a)	150	0
Walt Disney Co.	106,700	2,016,630
		11,734,479
Multiline Retail - 3.1%
Kohls Corp. (a)	50,100	3,511,008
Wal-Mart Stores, Inc.	100,100	5,506,501
		9,017,509
Specialty Retail - 2.1%
Hollywood Entertainment Corp. (a)	79,500	1,644,060
Home Depot, Inc.	126,650	4,651,855
		6,295,915
Textiles Apparel & Luxury Goods - 0.4%
Liz Claiborne, Inc.	35,700	1,135,260
TOTAL CONSUMER DISCRETIONARY		28,183,163
CONSUMER STAPLES - 8.1%
Beverages - 1.0%
The Coca-Cola Co.	51,200	2,867,200
Food & Drug Retailing - 0.8%
Rite Aid Corp.	1,392	3,271
Walgreen Co.	63,800	2,464,594
		2,467,865
Food Products - 0.6%
McCormick & Co., Inc. (non-vtg.)	56,000	1,442,000
Unilever PLC sponsored ADR	10,400	379,808
		1,821,808
Household Products - 1.3%
Colgate-Palmolive Co.	34,200	1,711,710
Kimberly-Clark Corp.	33,200	2,058,400
		3,770,110
Personal Products - 2.6%
Gillette Co.	222,700	7,542,849
Tobacco - 1.8%
Philip Morris Companies, Inc.	118,350	5,169,528
TOTAL CONSUMER STAPLES		23,639,360
ENERGY - 2.0%
Oil & Gas - 2.0%
Exxon Mobil Corp.	139,932	5,726,017

	Shares	Value (Note 1)
FINANCIALS - 11.7%
Banks - 1.1%
Bank One Corp.	27,000	$ 1,038,960
Wells Fargo & Co.	45,800	2,292,748
		3,331,708
Diversified Financials - 9.4%
Fannie Mae	84,200	6,209,750
Freddie Mac	110,700	6,774,840
Goldman Sachs Group, Inc.	10,300	755,505
Merrill Lynch & Co., Inc.	96,900	3,924,450
Morgan Stanley	225,400	9,710,221
		27,374,766
Insurance - 1.2%
American International Group, Inc.	49,850	3,401,266
TOTAL FINANCIALS		34,107,740
HEALTH CARE - 3.4%
Biotechnology - 0.9%
Amgen, Inc. (a)	62,800	2,630,064
Health Care Equipment & Supplies - 0.1%
Align Technology, Inc. (a)	47,000	189,927
Pharmaceuticals - 2.4%
Allergan, Inc.	17,900	1,194,825
Bristol-Myers Squibb Co.	15,800	406,060
Johnson & Johnson	20,100	1,050,426
Pfizer, Inc.	128,300	4,490,500
		7,141,811
TOTAL HEALTH CARE		9,961,802
INDUSTRIALS - 4.1%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	16,400	1,139,800
Northrop Grumman Corp.	11,500	1,437,500
United Technologies Corp.	10,200	692,580
		3,269,880
Airlines - 0.3%
Mesaba Holdings, Inc. (a)	2,493	14,634
Southwest Airlines Co.	45,600	736,896
		751,530
Building Products - 0.3%
American Standard Companies, Inc. (a)	11,400	856,140
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	10,000	627,500
First Data Corp.	16,300	606,360
		1,233,860
Industrial Conglomerates - 1.8%
General Electric Co.	181,600	5,275,480
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - 0.2%
Albany International Corp. Class A	20,700	$ 557,037
TOTAL INDUSTRIALS		11,943,927
INFORMATION TECHNOLOGY - 3.7%
Communications Equipment - 0.6%
Cisco Systems, Inc. (a)	133,700	1,865,115
Electronic Equipment & Instruments - 0.0%
Insilco Corp. warrants 8/15/07 (a)	60	1
Software - 3.1%
Microsoft Corp. (a)	163,300	8,932,510
TOTAL INFORMATION TECHNOLOGY		10,797,626
MATERIALS - 0.4%
Chemicals - 0.4%
E.I. du Pont de Nemours & Co.	24,904	1,105,738
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.1%
BellSouth Corp.	227,500	7,166,250
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	290	44
warrants 1/15/07 (CV ratio .6) (a)	50	8
McCaw International Ltd. warrants 4/16/07 (a)(g)	290	0
NTL, Inc. warrants 10/14/08 (a)	199	2
Ono Finance PLC rights 5/31/09 (a)(g)	210	2
Qwest Communications International, Inc.	32,600	91,280
SBC Communications, Inc.	59,470	1,813,835
		9,071,421
Wireless Telecommunication Services - 0.4%
Nextel Communications, Inc. Class A (a)	348,700	1,119,327
TOTAL TELECOMMUNICATION SERVICES		10,190,748
TOTAL COMMON STOCKS (Cost $140,363,179)		135,656,121
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (g)	152	30

	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
CSC Holdings, Inc. Series M, $11.125	3,961	$ 253,504
Granite Broadcasting Corp. $127.50 pay-in-kind	100	62,000
PRIMEDIA, Inc. Series F, $9.20	4,135	140,590
Sinclair Capital 11.625%	1,365	141,960
		598,054
FINANCIALS - 0.1%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	50	47,700
Real Estate - 0.1%
California Federal Preferred Capital Corp. Series A, $2.2812	8,000	208,000
TOTAL FINANCIALS		255,700
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Fresenius Medical Care Capital Trust II $78.75	255	236,345
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,090,099
TOTAL PREFERRED STOCKS (Cost $1,413,385)		1,090,129
Corporate Bonds - 16.7%
Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
EchoStar Communications Corp. 5.75% 5/15/08	Caa1	$ 110,000	80,850
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. liquid yield option note 0% 8/1/20	Ba2	260,000	110,136
Sanmina-SCI Corp. 0% 9/12/20	Ba2	300,000	108,000
Solectron Corp. liquid yield option note 0% 5/8/20	Ba3	40,000	22,800
			240,936
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. 5.25% 1/15/10	B3	$ 150,000	$ 63,570
TOTAL CONVERTIBLE BONDS			385,356
Nonconvertible Bonds - 16.6%
CONSUMER DISCRETIONARY - 3.4%
Auto Components - 0.2%
Arvin Industries, Inc. 6.75% 3/15/08	Baa3	40,000	39,400
DaimlerChrysler North America Holding Corp. 7.2% 9/1/09	A3	150,000	156,552
Dura Operating Corp. 8.625% 4/15/12 (g)	B1	115,000	115,000
Meritor Automotive, Inc. 6.8% 2/15/09	Baa3	200,000	186,000
			496,952
Hotels, Restaurants & Leisure - 0.8%
Alliance Gaming Corp. 10% 8/1/07	B3	100,000	105,000
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B2	100,000	98,250
Boyd Gaming Corp. 9.25% 10/1/03	Ba3	230,000	234,600
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	B	110,000	115,500
Extended Stay America, Inc. 9.875% 6/15/11	B2	95,000	98,325
Friendly Ice Cream Corp. 10.5% 12/1/07	B3	140,000	137,900
HMH Properties, Inc. 7.875% 8/1/08	Ba3	100,000	96,000
KSL Recreation Group, Inc. 10.25% 5/1/07	B2	90,000	91,800
La Quinta Inns, Inc. 7.25% 3/15/04	Ba3	120,000	119,100
MGM Mirage, Inc. 8.5% 9/15/10	Ba1	150,000	158,625
Park Place Entertainment Corp. 8.125% 5/15/11	Ba2	210,000	207,900
Penn National Gaming, Inc. 11.125% 3/1/08	B3	120,000	127,500
Six Flags, Inc. 9.5% 2/1/09	B2	200,000	204,000
Station Casinos, Inc. 8.375% 2/15/08	B1	100,000	102,250

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10 (g)	Caa1	$ 195,000	$ 196,463
Wheeling Island Gaming, Inc. 10.125% 12/15/09	B3	100,000	103,000
			2,196,213
Household Durables - 0.3%
Beazer Homes USA, Inc. 8.875% 4/1/08	Ba2	150,000	152,250
Champion Enterprises, Inc. 11.25% 4/15/07 (g)	B2	105,000	88,200
D.R. Horton, Inc.:
8% 2/1/09	Ba1	75,000	73,875
10.5% 4/1/05	Ba1	100,000	106,000
Kaufman & Broad Home Corp. 7.75% 10/15/04	Ba2	200,000	200,000
Ryland Group, Inc. 9.125% 6/15/11	Ba3	160,000	169,600
			789,925
Internet & Catalog Retail - 0.0%
J. Crew Operating Corp. 10.375% 10/15/07	Caa1	120,000	104,400
Leisure Equipment & Products - 0.1%
Hasbro, Inc. 5.6% 11/1/05	Ba3	150,000	139,500
The Hockey Co. 11.25% 4/15/09 (g)	B2	70,000	70,000
			209,500
Media - 1.8%
Adelphia Communications Corp. 10.875% 10/1/10 (d)	Caa2	295,000	120,950
American Media Operations, Inc. 10.25% 5/1/09	B2	80,000	84,000
AOL Time Warner, Inc.:
6.875% 5/1/12	Baa1	140,000	129,115
7.7% 5/1/32	Baa1	105,000	93,146
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	Ba1	650,000	638,960
CanWest Media, Inc. 10.625% 5/15/11	B2	275,000	275,000
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (e)	B2	75,000	27,000
8.25% 4/1/07	B2	180,000	122,400
10% 5/15/11	B2	120,000	80,400
10.75% 10/1/09	B2	70,000	48,300
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	220,000	218,900
Continental Cablevision, Inc. 8.3% 5/15/06	Baa2	115,000	117,635
Corus Entertainment, Inc. 8.75% 3/1/12	B1	240,000	243,600
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
LBI Media, Inc. 10.125% 7/15/12 (h)	B3	$ 230,000	$ 230,000
News America Holdings, Inc.:
7.375% 10/17/08	Baa3	500,000	526,483
7.75% 12/1/45	Baa3	200,000	186,673
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	270,000	274,050
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06 (d)	Caa1	240,000	182,400
Pegasus Satellite Communications, Inc. 0% 3/1/07 (e)	Caa1	200,000	50,000
Penton Media, Inc. 11.875% 10/1/07 (g)	B3	130,000	111,800
Radio One, Inc. 8.875% 7/1/11	B3	200,000	200,000
Telewest PLC yankee 11% 10/1/07	Caa3	315,000	127,575
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa1	150,000	149,252
Time Warner, Inc. 8.18% 8/15/07	Baa1	910,000	968,882
Yell Finance BV 0% 8/1/11 (e)	B2	130,000	88,725
			5,295,246
Multiline Retail - 0.0%
JCPenney Co., Inc. 7.375% 8/15/08	Ba3	35,000	34,125
Specialty Retail - 0.1%
AutoNation, Inc. 9% 8/1/08	Ba2	140,000	144,200
Gap, Inc. 6.9% 9/15/07	Ba3	100,000	90,000
United Auto Group, Inc. 9.625% 3/15/12 (g)	B3	150,000	151,500
			385,700
Textiles Apparel & Luxury Goods - 0.1%
The William Carter Co. 10.875% 8/15/11	B3	200,000	218,000
Tommy Hilfiger USA, Inc. 6.5% 6/1/03	Ba1	120,000	119,700
			337,700
TOTAL CONSUMER DISCRETIONARY			9,849,761
CONSUMER STAPLES - 0.9%
Beverages - 0.1%
Canandaigua Brands, Inc. 8.5% 3/1/09	Ba3	140,000	144,550

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Food & Drug Retailing - 0.3%
Fred Meyer, Inc. 7.375% 3/1/05	Baa3	$ 300,000	$ 321,811
Kroger Co. 8.05% 2/1/10	Baa3	225,000	250,120
Pathmark Stores, Inc. 8.75% 2/1/12	B2	40,000	40,800
Rite Aid Corp. 12.5% 9/15/06	B-	215,000	199,950
Roundy's, Inc. 8.875% 6/15/12 (g)	B2	90,000	89,775
			902,456
Food Products - 0.2%
Corn Products International, Inc. 8.25% 7/15/07 (h)	Ba1	155,000	153,438
Dean Foods Co. 8.15% 8/1/07	B1	130,000	133,250
Del Monte Corp. 9.25% 5/15/11	B3	120,000	124,800
Doane Pet Care Co. 9.75% 5/15/07	B-	150,000	130,500
Dole Food Co., Inc. 7.25% 5/1/09 (g)	Ba1	90,000	91,800
			633,788
Household Products - 0.1%
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	210,000	215,250
10% 11/1/08	Ba3	180,000	207,900
			423,150
Tobacco - 0.2%
Philip Morris Companies, Inc. 6.95% 6/1/06	A2	500,000	530,867
RJ Reynolds Tobacco Holdings, Inc. 6.5% 6/1/07	Baa2	125,000	127,983
			658,850
TOTAL CONSUMER STAPLES			2,762,794
ENERGY - 0.7%
Energy Equipment & Services - 0.1%
DI Industries, Inc. 8.875% 7/1/07	B1	45,000	45,900
Pride Petroleum Services, Inc. 9.375% 5/1/07	Ba2	145,000	150,800
Trico Marine Services, Inc. 8.875% 5/15/12 (g)	B2	50,000	49,625
			246,325
Oil & Gas - 0.6%
Alberta Energy Co. Ltd. 7.375% 11/1/31	Baa1	150,000	160,079
Chesapeake Energy Corp. 8.125% 4/1/11	B1	290,000	286,375
Devon Energy Corp. 7.95% 4/15/32	Baa2	200,000	215,137
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Pemex Project Funding Master Trust 7.875% 2/1/09 (g)	Baa1	$ 180,000	$ 179,550
Plains Exploration & Production Co. LP 8.75% 7/1/12 (g)	-	100,000	98,376
Suncor Energy, Inc. 7.15% 2/1/32	A3	135,000	138,876
The Coastal Corp. 7.75% 6/15/10	Baa2	350,000	346,414
Vintage Petroleum, Inc. 8.25% 5/1/12 (g)	Ba3	130,000	128,050
Western Oil Sands, Inc. 8.375% 5/1/12 (g)	Ba2	225,000	226,125
			1,778,982
TOTAL ENERGY			2,025,307
FINANCIALS - 5.7%
Banks - 1.2%
BankAmerica Corp. 5.875% 2/15/09	Aa2	500,000	504,131
BankBoston Corp. 6.625% 2/1/04	A2	60,000	62,524
Barclays Bank PLC yankee 8.55% 9/29/49 (f)(g)	Aa3	145,000	166,891
Capital One Bank 6.5% 7/30/04	Baa2	250,000	252,525
First Union Corp. 7.55% 8/18/05	A1	715,000	782,365
Fleet Financial Group, Inc. 7.125% 4/15/06	A2	140,000	150,705
FleetBoston Financial Corp. 7.25% 9/15/05	A1	275,000	299,054
Korea Development Bank 7.375% 9/17/04	A3	160,000	171,593
MBNA Corp.:
6.25% 1/17/07	Baa2	120,000	122,811
6.34% 6/2/03	Baa2	100,000	98,192
7.5% 3/15/12	Baa2	175,000	186,353
PNC Funding Corp. 5.75% 8/1/06	A2	155,000	159,765
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (j)	A1	145,000	151,582
8.817% 3/31/49	A1	120,000	130,590
Sovereign Bancorp, Inc. 10.5% 11/15/06	Ba2	100,000	111,000
Washington Mutual, Inc. 5.625% 1/15/07	A3	250,000	253,210
			3,603,291

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Diversified Financials - 3.8%
Abbey National Capital Trust I 8.963% 12/29/49 (f)	A1	$ 200,000	$ 230,900
Ahmanson Capital Trust I 8.36% 12/1/26 (g)	Baa1	250,000	264,581
Alliance Capital Management LP 5.625% 8/15/06	A2	150,000	153,720
American Airlines pass thru trust certificate 7.858% 4/1/13	Baa1	200,000	216,472
American Gen. Finance Corp. 5.875% 7/14/06	A1	500,000	516,338
Amvescap PLC 6.6% 5/15/05	A2	100,000	105,954
Armkel Finance, Inc. 9.5% 8/15/09	B2	230,000	238,050
Associates Corp. of North America 6% 7/15/05	Aa1	250,000	266,418
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	120,000	120,000
Burlington Resources Finance Co. 7.4% 12/1/31 (g)	Baa1	125,000	130,705
Capital One Financial Corp. 7.125% 8/1/08	Baa3	160,000	149,780
CIT Group, Inc. 7.75% 4/2/12	A2	125,000	123,053
Continental Airlines, Inc. pass thru trust certificate 7.461% 4/1/13	Baa3	136,441	131,900
Countrywide Home Loans, Inc.:
5.5% 8/1/06	A3	170,000	173,771
6.85% 6/15/04	A3	255,000	269,731
Credit Suisse First Boston (USA), Inc.:
5.875% 8/1/06	Aa3	170,000	176,216
6.5% 1/15/12	Aa3	60,000	60,470
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	A3	45,000	48,278
7.779% 1/2/12	Baa2	250,000	252,650
7.92% 5/18/12	Baa1	50,000	51,796
Devon Financing Corp. ULC 6.875% 9/30/11	Baa2	210,000	218,702
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	Ba3	130,000	129,025
Ford Motor Credit Co.:
6.5% 1/25/07	A3	190,000	190,174
6.875% 2/1/06	A3	150,000	153,460
7.375% 10/28/09	A3	650,000	672,882
General Electric Capital Corp. 6% 6/15/12	Aaa	275,000	270,999
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
General Motors Acceptance Corp.:
6.38% 1/30/04	A2	$ 220,000	$ 227,939
6.75% 1/15/06	A2	80,000	83,057
7.5% 7/15/05	A2	500,000	532,876
7.75% 1/19/10	A2	200,000	211,619
Goldman Sachs Group, Inc. 6.6% 1/15/12	A1	310,000	315,768
Hollinger Participation Trust 12.125% 11/15/10 pay-in-kind (g)	B3	266,094	242,146
Household Finance Corp.:
6.375% 10/15/11	A2	50,000	47,831
6.5% 1/24/06	A2	75,000	76,679
8% 5/9/05	A2	30,000	32,315
HSBC Capital Funding LP 9.547% 12/31/49 (f)(g)	A2	200,000	235,267
ING Capital Funding Trust III 8.439% 12/31/10	A1	150,000	167,249
J.P. Morgan Chase & Co.:
5.35% 3/1/07	Aa3	300,000	303,722
6.75% 2/1/11	A1	185,000	191,755
Merrill Lynch & Co., Inc. 6.15% 1/26/06	Aa3	150,000	157,097
Morgan Stanley 6.6% 4/1/12	Aa3	160,000	163,054
Newcourt Credit Group, Inc. 6.875% 2/16/05	A2	140,000	134,644
NiSource Finance Corp.:
7.625% 11/15/05	Baa3	200,000	201,192
7.875% 11/15/10	Baa3	315,000	325,553
Northwest Airlines pass thru trust certificate 8.304% 9/1/10	Ba2	87,680	82,858
Petronas Capital Ltd. 7% 5/22/12 (g)	Baa1	385,000	391,256
Popular North America, Inc. 6.125% 10/15/06	A3	220,000	225,550
RFS Partnership LP/RFS Financing, Inc. 9.75% 3/1/12	B1	40,000	40,800
Sprint Capital Corp.:
6.875% 11/15/28	Baa3	500,000	312,966
8.75% 3/15/32	Baa3	120,000	90,248
Stone Container Finance Co. yankee 11.5% 8/15/06 (g)	B2	370,000	395,900
TCI Communications Financing III 9.65% 3/31/27	Baa3	180,000	179,891

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
TXU Eastern Funding 6.75% 5/15/09	Baa1	$ 160,000	$ 160,878
U.S. West Capital Funding, Inc. 6.875% 7/15/28	Ba2	150,000	75,000
UBS Preferred Funding Trust 1 8.622% 12/29/49	A1	300,000	343,696
			11,264,831
Insurance - 0.1%
Principal Life Global Funding I:
5.125% 6/28/07 (g)	Aa2	100,000	100,843
6.25% 2/15/12 (g)	Aa2	130,000	133,216
			234,059
Real Estate - 0.6%
BRE Properties, Inc. 5.95% 3/15/07	Baa2	250,000	253,856
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	15,000	15,541
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	100,000	103,995
Duke Realty LP 7.3% 6/30/03	Baa1	500,000	519,194
EOP Operating LP 6.625% 2/15/05	Baa1	200,000	209,243
ERP Operating LP 7.1% 6/23/04	Baa1	200,000	210,504
Meditrust Corp. 7.82% 9/10/26	Ba3	155,000	154,225
ProLogis Trust 6.7% 4/15/04	Baa1	55,000	57,164
Senior Housing Properties Trust 8.625% 1/15/12	Ba2	160,000	164,800
			1,688,522
TOTAL FINANCIALS			16,790,703
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
ALARIS Medical Systems, Inc. 11.625% 12/1/06	B2	160,000	178,400
Health Care Providers & Services - 0.4%
Alderwoods Group, Inc. 11% 1/2/07	-	140,000	140,700
AmerisourceBergen Corp. 8.125% 9/1/08	Ba3	110,000	113,300
Hanger Orthopedic Group, Inc. 10.375% 2/15/09	B2	235,000	244,400
HCA, Inc. 7.125% 6/1/06	Ba1	180,000	185,400
PacifiCare Health Systems, Inc. 10.75% 6/1/09 (g)	B3	145,000	146,450
Service Corp. International (SCI) 6.5% 3/15/08	B1	140,000	124,600
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Triad Hospitals, Inc. 8.75% 5/1/09	B1	$ 120,000	$ 126,000
Unilab Corp. 12.75% 10/1/09	B3	46,000	53,590
			1,134,440
Pharmaceuticals - 0.0%
aaiPharma, Inc. 11% 4/1/10 (g)	Caa1	155,000	144,150
TOTAL HEALTH CARE			1,456,990
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.2%
Raytheon Co. 8.2% 3/1/06	Baa3	500,000	551,381
Building Products - 0.1%
American Standard, Inc. 7.375% 2/1/08	Ba2	130,000	132,600
Commercial Services & Supplies - 0.1%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	40,000	39,900
Iron Mountain, Inc.:
8.625% 4/1/13	B2	100,000	101,750
8.75% 9/30/09	B2	130,000	132,275
			273,925
Construction & Engineering - 0.0%
Blount, Inc. 7% 6/15/05	Caa1	120,000	105,600
Machinery - 0.3%
Case Corp. 7.25% 1/15/16	Ba2	80,000	61,600
Dunlop Standard Aerospace Holdings PLC 11.875% 5/15/09	B3	120,000	126,600
Joy Global, Inc. 8.75% 3/15/12	B2	155,000	158,100
Roller Bearing Co. of America, Inc. 9.625% 6/15/07	B3	110,000	106,150
Terex Corp. 9.25% 7/15/11	B2	150,000	153,750
Tyco International Group SA yankee:
5.8% 8/1/06	Ba2	190,000	149,975
6.75% 2/15/11	Ba2	200,000	155,314
			911,489
Marine - 0.1%
Teekay Shipping Corp. 8.875% 7/15/11	Ba2	200,000	208,000

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Road & Rail - 0.0%
TFM SA de CV 12.5% 6/15/12 (g)	B1	$ 70,000	$ 66,675
TOTAL INDUSTRIALS			2,249,670
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Motorola, Inc. 8% 11/1/11	Baa2	200,000	195,174
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 6.5% 7/1/12	A3	270,000	268,650
Seagate Technology HDD Holdings 8% 5/15/09 (g)	Ba2	70,000	69,650
			338,300
Electronic Equipment & Instruments - 0.1%
ChipPAC International Ltd. 12.75% 8/1/09	B3	230,000	236,900
Flextronics International Ltd. 9.875% 7/1/10	Ba2	100,000	103,500
			340,400
Semiconductor Equipment & Products - 0.1%
Fairchild Semiconductor Corp. 10.375% 10/1/07	B2	175,000	181,125
TOTAL INFORMATION TECHNOLOGY			1,054,999
MATERIALS - 1.0%
Chemicals - 0.3%
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (g)	B3	120,000	122,400
Huntsman International LLC 9.875% 3/1/09 (g)	B3	60,000	60,300
IMC Global, Inc. 10.875% 6/1/08	Ba1	160,000	172,800
Lyondell Chemical Co. 9.875% 5/1/07	Ba3	180,000	171,900
Methanex Corp. yankee 7.4% 8/15/02	Ba1	425,000	425,000
			952,400
Containers & Packaging - 0.3%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09 (g)	B2	200,000	201,000
Owens-Illinois, Inc. 7.35% 5/15/08	B3	190,000	171,000
Riverwood International Corp.:
10.625% 8/1/07	B3	150,000	156,000
10.625% 8/1/07	B3	80,000	84,000
Sealed Air Corp. 8.75% 7/1/08 (g)	Baa3	150,000	155,250
			767,250
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - 0.2%
AK Steel Corp. 7.75% 6/15/12 (g)	B1	$ 110,000	$ 109,450
Better Minerals & Aggregates Co. 13% 9/15/09	Caa2	110,000	101,200
P&L Coal Holdings Corp. 9.625% 5/15/08	B1	109,000	114,995
Phelps Dodge Corp. 8.75% 6/1/11	Baa3	265,000	271,625
			597,270
Paper & Forest Products - 0.2%
Georgia-Pacific Group:
7.5% 5/15/06	Ba1	115,000	112,125
8.125% 5/15/11	Ba1	205,000	196,800
Weyerhaeuser Co. 6.75% 3/15/12 (g)	Baa2	200,000	207,103
			516,028
TOTAL MATERIALS			2,832,948
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.1%
AT&T Corp.:
6.5% 3/15/29	Baa2	575,000	396,750
8% 11/15/31 (g)	Baa2	100,000	78,000
British Telecommunications PLC 8.875% 12/15/30	Baa1	250,000	272,292
Citizens Communications Co. 8.5% 5/15/06	Baa2	165,000	159,680
Deutsche Telekom International Finance BV 8.25% 6/15/05 (f)	Baa1	250,000	255,788
FairPoint Communications, Inc. 12.5% 5/1/10	B3	30,000	29,175
NTL Communications Corp. 11.5% 10/1/08 (d)	Ca	350,000	105,000
NTL, Inc. 0% 4/1/08 (d)(e)	Ca	260,000	70,200
Ono Finance PLC 13% 5/1/09	Caa2	265,000	87,450
Qwest Corp. 8.875% 3/15/12 (g)	Baa3	400,000	356,000
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	220,000	220,644
Telefonos de Mexico SA de CV 8.25% 1/26/06	A3	450,000	459,000
Teleglobe Canada, Inc. yankee 7.7% 7/20/29 (d)	C	136,000	2,720
TELUS Corp. 7.5% 6/1/07	Baa2	610,000	547,293
Triton PCS, Inc. 9.375% 2/1/11	B2	200,000	136,000

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Verizon New York, Inc. 7.375% 4/1/32	A1	$ 95,000	$ 89,609
WorldCom, Inc.:
7.5% 5/15/11 (d)	Ca	410,000	67,650
7.875% 5/15/03 (d)	Ca	75,000	12,375
8.25% 5/15/31 (d)	Ca	340,000	56,100
			3,401,726
Wireless Telecommunication Services - 0.4%
AirGate PCS, Inc. 0% 10/1/09 (e)	Caa1	200,000	40,000
American Tower Corp. 9.375% 2/1/09	Caa1	115,000	64,400
AT&T Wireless Services, Inc.:
7.875% 3/1/11	Baa2	250,000	201,935
8.75% 3/1/31	Baa2	250,000	193,073
Crown Castle International Corp. 10.75% 8/1/11	B3	80,000	51,600
Echostar Broadband Corp. 10.375% 10/1/07	B1	420,000	403,200
Millicom International Cellular SA 13.5% 6/1/06	Caa1	211,000	73,850
Nextel Communications, Inc. 0% 10/31/07 (e)	B3	210,000	109,200
			1,137,258
TOTAL TELECOMMUNICATION SERVICES			4,538,984
UTILITIES - 1.7%
Electric Utilities - 1.2%
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (g)	Baa2	150,000	158,413
Avon Energy Partners Holdings 6.46% 3/4/08 (g)	Baa3	300,000	292,993
CMS Energy Corp.:
8.375% 7/1/03	B3	220,000	180,400
8.5% 4/15/11	B3	30,000	21,000
Detroit Edison Co. 6.125% 10/1/10	A3	165,000	164,454
Dominion Resources, Inc. 6.25% 6/30/12	Baa1	185,000	184,020
FirstEnergy Corp. 6.45% 11/15/11	Baa2	195,000	189,325
Hydro-Quebec 6.3% 5/11/11	A1	700,000	742,056
Illinois Power Co. 7.5% 6/15/09	Baa2	150,000	141,975
Israel Electric Corp. Ltd. 7.75% 12/15/27 (g)	A3	315,000	263,192
Niagara Mohawk Power Corp. 8.875% 5/15/07	Baa3	75,000	86,292
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	160,000	156,800
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Pacific Gas & Electric Co.: - continued
6.25% 3/1/04	B3	$ 60,000	$ 57,600
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	500,000	454,152
Southern California Edison Co. 8.95% 11/3/03	Ba3	200,000	205,000
TECO Energy, Inc. 7% 5/1/12	A3	210,000	220,232
Texas Utilities Co. 6.375% 1/1/08	Baa3	40,000	40,335
			3,558,239
Gas Utilities - 0.2%
Consolidated Natural Gas Co. 6.85% 4/15/11	A3	70,000	72,845
El Paso Energy Corp. 7.75% 1/15/32	Baa2	110,000	102,007
Kinder Morgan Energy Partners LP 7.125% 3/15/12	Baa1	100,000	105,758
Sempra Energy 7.95% 3/1/10	A2	95,000	101,277
Texas Eastern Transmission Corp. 7.3% 12/1/10	A2	185,000	198,043
			579,930
Multi-Utilities & Unregulated Power - 0.3%
AES Corp.:
8% 12/31/08	Ba3	315,000	189,000
9.5% 6/1/09	Ba3	120,000	78,000
Calpine Corp. 8.5% 2/15/11	B1	170,000	111,350
Western Resources, Inc.:
7.875% 5/1/07 (g)	Ba1	110,000	109,175
9.75% 5/1/07 (g)	Ba2	100,000	96,000
Williams Companies, Inc.:
7.125% 9/1/11	Baa3	225,000	182,205
7.5% 1/15/31	Baa2	35,000	25,135
			790,865
TOTAL UTILITIES			4,929,034
TOTAL NONCONVERTIBLE BONDS			48,491,190
TOTAL CORPORATE BONDS (Cost $50,707,172)			48,876,546
U.S. Government and Government Agency Obligations - 7.2%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 1.5%
Fannie Mae:
5.5% 5/2/06	Aa2	$ 350,000	$ 367,652
6.25% 2/1/11	Aa2	165,000	173,441
7.125% 6/15/10	Aaa	320,000	360,095
7.25% 5/15/30	Aaa	1,383,000	1,574,850
Freddie Mac:
5.5% 7/15/06	Aaa	530,000	555,911
5.75% 3/15/09	Aaa	700,000	734,194
6.25% 7/15/32	Aaa	166,000	166,896
6.75% 3/15/31	Aaa	244,000	262,208
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			4,195,247
U.S. Treasury Obligations - 5.7%
U.S. Treasury Bills, yield at date of purchase 1.67% to 1.77% 7/5/02 to 8/8/02 (i)	-	1,400,000	1,398,812
U.S. Treasury Bonds:
6.25% 5/15/30	Aaa	945,000	1,023,664
6.625% 2/15/27	Aaa	50,000	56,141
11.25% 2/15/15	Aaa	845,000	1,312,787
U.S. Treasury Notes:
3.375% 4/30/04	Aaa	500,000	505,275
3.5% 11/15/06	Aaa	340,000	333,944
4.75% 11/15/08	Aaa	80,000	81,464
5.75% 11/15/05	Aaa	5,150,000	5,496,018
7% 7/15/06	Aaa	5,800,000	6,478,548
TOTAL U.S. TREASURY OBLIGATIONS			16,686,653
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $20,416,508)			20,881,900
U.S. Government Agency - Mortgage Securities - 11.5%

Fannie Mae - 7.7%
5.5% 2/1/11 to 3/1/32	Aaa	1,743,450	1,706,063
6% 4/1/09 to 6/1/32	Aaa	7,211,841	7,239,921
6.5% 9/1/16 to 5/1/31	Aaa	7,632,305	7,826,854
6.5% 7/1/32 (h)	Aaa	2,552,786	2,601,448
7% 12/1/24 to 2/1/28	Aaa	744,470	775,679
7.5% 5/1/15 to 8/1/28	Aaa	1,807,319	1,904,275
8% 1/1/26	Aaa	406,024	435,222
TOTAL FANNIE MAE			22,489,462
Freddie Mac - 0.1%
7.5% 1/1/27	Aaa	171,948	181,501
U.S. Government Agency - Mortgage Securities - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Government National Mortgage Association - 3.7%
6% 7/1/32 (h)	Aaa	$ 2,000,000	$ 1,996,250
6.5% 10/15/27 to 10/15/31	Aaa	3,650,960	3,744,250
7% 1/15/28 to 3/15/32	Aaa	3,617,209	3,764,203
7% 7/1/32 (h)	Aaa	728,000	755,755
7.5% 6/15/27 to 3/15/28	Aaa	620,814	657,628
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			10,918,086
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $32,823,992)			33,589,049
Asset-Backed Securities - 1.3%

American Express Credit Account Master Trust:
2.19% 12/15/08 (j)	A1	200,000	199,794
6.1% 12/15/06	A1	200,000	210,088
Capital One Master Trust:
2.21% 4/16/07 (j)	A2	200,000	200,079
5.45% 3/16/09	Aaa	400,000	415,356
Chase Manhattan Auto Owner Trust:
5.06% 2/15/08	A2	65,000	66,859
5.07% 2/15/08	Aaa	430,000	438,063
Discover Card Master Trust I 5.75% 12/15/08	Aaa	600,000	630,037
Ford Credit Auto Owner Trust:
5.54% 12/15/05	A1	100,000	103,625
5.71% 9/15/05	A1	90,000	93,980
Honda Auto Receivables Owner Trust:
4.67% 3/18/05	Aaa	270,000	276,197
5.09% 10/18/06	Aaa	145,000	149,736
MBNA Credit Card Master Note Trust 5.75% 10/15/08	Aaa	200,000	210,570
Sears Credit Account Master Trust II:
2.13% 6/16/08 (j)	A1	200,000	199,344
6.75% 9/16/09	Aaa	365,000	394,529
7.5% 11/15/07	A2	200,000	211,360
TOTAL ASSET-BACKED SECURITIES (Cost $3,660,067)			3,799,617
Commercial Mortgage Securities - 1.1%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	AAA	$ 500,000	$ 560,202
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	160,000	167,904
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 5/10/10	Aaa	500,000	561,630
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. sequential pay Series 2000-C3 Class A2, 6.957% 9/15/35	Aaa	500,000	544,844
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (j)	Baa3	500,000	492,500
J.P. Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class A2, 7.77% 10/15/32	Aaa	225,000	252,518
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (g)	Aaa	500,000	530,781
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,903,312)			3,110,379
Foreign Government and Government Agency Obligations - 0.3%

Chilean Republic 7.125% 1/11/12	Baa1	160,000	161,500
Malaysian Government 7.5% 7/15/11	Baa2	110,000	116,875
Ontario Province 6% 2/21/06	Aa3	200,000	212,018
Polish Government 6.25% 7/3/12	Baa1	225,000	225,245
Quebec Province yankee 7.125% 2/9/24	A1	30,000	32,561
United Mexican States 9.875% 2/1/10	Baa2	200,000	223,500
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $943,129)			971,699
Floating Rate Loans - 0.4%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Wyndham International, Inc. term loan 6.625% 6/30/06 (j)	-	$ 220,000	$ 193,600
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Suiza Foods Corp. Tranche B term loan 4.11% 7/15/08 (j)	Ba2	249,375	249,998
FINANCIALS - 0.1%
Diversified Financials - 0.1%
American Tower LP Tranche B term loan 4.97% 12/31/07 (j)	B2	150,000	130,500
Nextel Finance Co. Tranche D term loan 4.9375% 3/31/09 (j)	-	450,000	342,000
			472,500
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
Tranche B term loan 4.6723% 7/21/06 (j)	Ba3	147,443	147,075
Tranche C term loan 4.9311% 7/21/07 (j)	Ba3	176,932	176,489
			323,564
TOTAL FLOATING RATE LOANS (Cost $1,306,790)			1,239,662
Money Market Funds - 16.6%
	Shares
Fidelity Cash Central Fund, 1.89% (c)	48,332,714	48,332,714
Fidelity Securities Lending Cash Central Fund, 1.93% (c)	207,500	207,500
TOTAL MONEY MARKET FUNDS (Cost $48,540,214)		48,540,214
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $303,077,748)	297,755,316
NET OTHER ASSETS - (2.0)%	(5,696,149)
NET ASSETS - 100%	$ 292,059,167
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
80 S&P 500 Index Contracts	Sept. 2002	$ 19,802,000	$ (135,112)
The face value of futures purchased as a percentage of net assets - 6.8%
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,824,083 or 2.3% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,398,812.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

Aaa, Aa, A	24.5%
Baa	5.5%
Ba	2.9%
B	3.4%
Caa, Ca, C	0.7%
D	0.0%
Not Rated	0.3%
Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality.

Purchases and sales of securities, other than short-term securities, aggregated $212,667,164 and $212,732,707, respectively, of which long-term U.S. government and government agency obligations aggregated $66,103,383 and $64,745,009, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,666 for the period.
The fund participated in the security lending program during the period. At period end the fund received as collateral U.S. Treasury obligations valued at $27,495.
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $1,239,662 or 0.4% of net assets.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $303,343,620. Net unrealized depreciation aggregated $5,588,304, of which $14,080,588 related to appreciated investment securities and $19,668,892 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $12,626,000 of which $1,350,000 and $11,276,000 will expire on December 31, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Fidelity Variable Insurance Products: Balanced Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $234,995) (cost $303,077,748) - See accompanying schedule		$ 297,755,316
Cash		231,651
Receivable for investments sold		783,150
Receivable for fund shares sold		62,245
Dividends receivable		174,313
Interest receivable		1,677,902
Total assets		300,684,577
Liabilities
Payable for investments purchased Regular delivery	$ 2,012,194
Delayed delivery	5,737,951
Payable for fund shares redeemed	460,650
Accrued management fee	107,826
Distribution fees payable	6,286
Payable for daily variation on futures contracts	38,000
Other payables and accrued expenses	55,003
Collateral on securities loaned, at value	207,500
Total liabilities		8,625,410
Net Assets		$ 292,059,167
Net Assets consist of:
Paid in capital		$ 307,747,748
Undistributed net investment income		4,250,980
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(14,481,994)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(5,457,567)
Net Assets		$ 292,059,167
Initial Class: Net Asset Value, offering price and redemption price per share ($249,061,429 ÷ 20,315,849 shares)		$ 12.26
Service Class: Net Asset Value, offering price and redemption price per share ($22,728,825 ÷ 1,860,840 shares)		$ 12.21
Service Class 2: Net Asset Value, offering price and redemption price per share ($20,268,913 ÷ 1,666,189 shares)		$ 12.16

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 1,037,034
Interest		3,995,906
Security lending		1,639
Total income		5,034,579
Expenses
Management fee	$ 666,631
Transfer agent fees	108,041
Distribution fees	36,400
Accounting and security lending fees	60,017
Non-interested trustees' compensation	520
Custodian fees and expenses	13,282
Audit	14,403
Legal	2,223
Miscellaneous	10,647
Total expenses before reductions	912,164
Expense reductions	(37,361)	874,803
Net investment income (loss)		4,159,776
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,540,557
Foreign currency transactions	508
Futures contracts	(2,317,628)
Total net realized gain (loss)		223,437
Change in net unrealized appreciation (depreciation) on: Investment securities	(29,520,646)
Assets and liabilities in foreign currencies	501
Futures contracts	(451,591)
Total change in net unrealized appreciation (depreciation)		(29,971,736)
Net gain (loss)		(29,748,299)
Net increase (decrease) in net assets resulting from operations		$ (25,588,523)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Operations
Net investment income (loss)	$ 4,159,776	$ 8,952,487
Net realized gain (loss)	223,437	(11,271,877)
Change in net unrealized appreciation (depreciation)	(29,971,736)	(2,022,596)
Net increase (decrease) in net assets resulting from operations	(25,588,523)	(4,341,986)
Distributions to shareholders from net investment income	(8,837,001)	(10,202,857)
Share transactions - net increase (decrease)	19,624,427	38,243,415
Total increase (decrease) in net assets	(14,801,097)	23,698,572
Net Assets
Beginning of period	306,860,264	283,161,692
End of period (including undistributed net investment income of $4,250,980 and undistributed net investment income of $8,952,853, respectively)	$ 292,059,167	$ 306,860,264
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	2,015,450	188,308	470,397
Reinvested	586,697	54,643	37,261
Redeemed	(1,577,150)	(244,988)	(75,647)
Net increase (decrease)	1,024,997	(2,037)	432,011
Dollars Sold	$ 26,634,423	$ 2,467,992	$ 6,140,282
Reinvested	7,644,656	709,812	482,533
Redeemed	(20,334,836)	(3,159,915)	(960,520)
Net increase (decrease)	$ 13,944,243	$ 17,889	$ 5,662,295
Share Transactions	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
Shares Sold	4,491,272	478,642	997,411
Reinvested	636,973	66,778	14,524
Redeemed	(3,194,837)	(597,940)	(111,657)
Net increase (decrease)	1,933,408	(52,520)	900,278

Dollars Sold	$ 61,013,674	$ 6,436,065	$ 13,467,721
Reinvested	9,051,388	946,241	205,228
Redeemed	(43,357,523)	(8,040,756)	(1,478,623)
Net increase (decrease)	$ 26,707,539	$ (658,450)	$ 12,194,326
Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 7,644,656	$ 709,812	$ 482,533
	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 9,051,388	$ 946,241	$ 205,228

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Year ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 13.72	$ 14.45	$ 16.00	$ 16.11	$ 14.58	$ 12.23
Income from Investment Operations
Net investment income (loss) E	.18	.42	.48	.45	.44	.44
Net realized and unrealized gain (loss)	(1.25)	(.63)	(1.15)	.24	2.00	2.22
Total from investment operations	(1.07)	(.21)	(.67)	.69	2.44	2.66
Distributions from net investment income	(.39)	(.52)	(.48)	(.37)	(.36)	(.31)
Distributions from net realized gain	-	-	(.35)	(.43)	(.55)	-
Distributions in excess of net realized gain	-	-	(.05)	-	-	-
Total distributions	(.39)	(.52)	(.88)	(.80)	(.91)	(.31)
Net asset value, end of period	$ 12.26	$ 13.72	$ 14.45	$ 16.00	$ 16.11	$ 14.58
Total Return B, C, D	(7.97)%	(1.58)%	(4.30)%	4.55%	17.64%	22.18%
Ratios to Average Net Assets F
Expenses before expense reductions	.56% A	.57%	.58%	.57%	.59%	.61%
Expenses net of voluntary waivers, if any	.56% A	.57%	.58%	.57%	.59%	.61%
Expenses net of all reductions	.54% A	.55%	.56%	.55%	.58%	.60%
Net investment income (loss)	2.70% A	3.11%	3.18%	2.87%	2.94%	3.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 249,126	$ 264,608	$ 250,802	$ 325,371	$ 307,681	$ 214,538
Portfolio turnover rate	161% A	126%	126%	108%	94%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Year ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.66	$ 14.39	$ 15.94	$ 16.07	$ 14.59	$ 14.16
Income from Investment Operations
Net investment income (loss) E	.17	.41	.46	.43	.41	.08
Net realized and unrealized gain (loss)	(1.24)	(.64)	(1.14)	.24	1.98	.35
Total from investment operations	(1.07)	(.23)	(.68)	.67	2.39	.43
Distributions from net investment income	(.38)	(.50)	(.47)	(.37)	(.36)	-
Distributions from net realized gain	-	-	(.35)	(.43)	(.55)	-
Distributions in excess of net realized gain	-	-	(.05)	-	-	-
Total distributions	(.38)	(.50)	(.87)	(.80)	(.91)	-
Net asset value, end of period	$ 12.21	$ 13.66	$ 14.39	$ 15.94	$ 16.07	$ 14.59
Total Return B, C, D	(8.00)%	(1.72)%	(4.38)%	4.43%	17.27%	3.04%
Ratios to Average Net Assets G
Expenses before expense reductions	.66% A	.67%	.68%	.67%	.70%	.71%
Expenses net of voluntary waivers, if any	.66% A	.67%	.68%	.67%	.70%	.71%
Expenses net of all reductions	.64% A	.65%	.66%	.66%	.69%	.71%
Net investment income (loss)	2.60% A	3.01%	3.08%	2.77%	2.79%	3.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,735	$ 25,455	$ 27,563	$ 27,054	$ 9,562	$ 10
Portfolio turnover rate	161% A	126%	126%	108%	94%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Year ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 14.37	$ 15.59
Income from Investment Operations
Net investment income (loss) E	.16	.38	.40
Net realized and unrealized gain (loss)	(1.24)	(.63)	(.75)
Total from investment operations	(1.08)	(.25)	(.35)
Distributions from net investment income	(.37)	(.51)	(.47)
Distributions from net realized gain	-	-	(.35)
Distributions in excess of net realized gain	-	-	(.05)
Total distributions	(.37)	(.51)	(.87)
Net asset value, end of period	$ 12.16	$ 13.61	$ 14.37
Total Return B, C, D	(8.10)%	(1.87)%	(2.37)%
Ratios to Average Net Assets G
Expenses before expense reductions	.82% A	.83%	.85%
Expenses net of voluntary waivers, if any	.82% A	.83%	.85%
Expenses net of all reductions	.80% A	.81%	.83%
Net investment income (loss)	2.44% A	2.85%	2.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,274	$ 16,798	$ 4,797
Portfolio turnover rate	161% A	126%	126%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Balanced Portfolio

Fidelity Variable Insurance Products: Growth & Income Portfolio - Initial Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity® VIP: Growth & Income - Initial Class	-16.81%	3.74%	6.04%
S&P 500®	-17.99%	3.66%	6.56%
Variable Annuity Growth & Income Funds Average	-14.17%	3.49%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity growth & income funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 93 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, December 31, 1996.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Growth & Income Portfolio - Initial Class on December 31, 1996, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $13,806 - a 38.06% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,186 - a 41.86% increase.

The Lipper variable annuity large-cap core funds average reflects the performance of variable annuities with similar portfolio characteristics and capitalization. The variable annuity large-cap supergroup average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year and five year average annual total returns for the variable annuity large-cap core were -19.09% and 1.96%, respectively. The one year and five year average annual total returns for the variable annuity large-cap supergroup average were -20.84% and 2.01%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Louis Salemy, Portfolio Manager of Growth & Income Portfolio

Q. How did the fund perform, Louis?

A. For the six months that ended June 30, 2002, the fund lagged both the Standard & Poor's 500 Index and the variable annuity growth & income funds average tracked by Lipper Inc., which returned -13.16% and -10.01%, respectively. For the one-year period that ended June 30, 2002, the fund beat the S&P 500® index, which declined 17.99%, but trailed the Lipper average, which fell 14.17%.

Q. What accounted for the fund's performance versus its index during the past six months?

A. While being conservative helped in an uncertain market environment, poor stock picking slightly hampered our relative performance. The fund lost ground by investing in two companies, Tyco International and Adelphia Communications - both of which the fund no longer holds - that were racked by accounting scandals and credit-quality downgrades. Concerns about corporate governance also overwhelmed our holdings in advertising conglomerate Omnicom. On a sector level, the fund's fairly aggressive positioning in financial stocks hurt results. Here, we emphasized cyclically sensitive brokerage firms - including Merrill Lynch and Morgan Stanley - and other transaction-oriented companies, which all stood to benefit from a potential economic rebound and a pickup in merger and acquisition activity. Given how well these companies managed expenses during the slowdown, I believed a snap back in equity valuations and transaction volumes would result in even higher revenues and earnings. Unfortunately, we were early, and persistently weak capital markets activity plagued these stocks.

Q. How did some of your other key strategies influence performance?

A. The fund remained underweighted in banks based on my concerns about credit quality and lower net interest margins due to potential yield-curve flattening. This strategy failed, however, as banks continued to benefit from last year's sharply declining interest rates. In the biotechnology industry, our holdings in Amgen offset some of what we gained from otherwise underweighting a group that stumbled on numerous disappointments with high-profile drugs. Finally, stock selection in telecommunication services also detracted, particularly our holdings in beleaguered wireless providers such as Nextel. On the upside, shying away from technology stocks provided a relative boost versus the index. The fund was helped by my decision to reduce its tech weighting based on my cautious growth outlook for a sector vulnerable to further declines. I felt that the earnings expectations and valuations of tech hardware firms were still too high given further deterioration in capital spending and the absence of any major breakthrough technologies to drive another growth wave. Not owning companies such as Intel and IBM, which were hurt as the market rotated away from large-cap growth stocks, further benefited the fund. However, the stocks I felt could benefit from a PC upgrade cycle, such as Microsoft, generally dampened performance.

Q. What other moves worked out favorably for the fund?

A. The fund's stake in defensive, stable-growth stocks paid off. While it was tough to find many quality companies that were attractively priced and had good earnings growth, I was successful in consumer staples with Gillette and Walgreen, and such specialty retailers as Hollywood Entertainment. The fund benefited from my decision to further emphasize these names, as well as steady growing defensive financials such as Freddie Mac and Fannie Mae, which served as a hedge against my more "offensive" positioning in the brokerage houses. Overweighting defense contractors such as Lockheed Martin also aided performance, as these stocks rode a sustained up-cycle in U.S. defense spending. Finally, trimming some cyclical positions to take profits during the spring increased the fund's cash weighting, which, given the weak equity market, helped performance. Despite the fact that we remained within striking distance of the index during the period, it was a struggle keeping pace with the fund's average Lipper peer, which tended to be more conservatively positioned than we were and more heavily exposed to strong-performing traditional cyclical stocks.

Q. What's your outlook for the coming months, Louis?

A. I remain cautious, as I feel the earnings recovery that many investors are expecting in the second half of 2002 is unlikely to occur. That said, I'll continue to toe the line between offense and defense, looking for companies on both sides with strong earnings growth and attractive relative valuations.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks a high total return through a combination of current income and capital appreciation

Start date: December 31, 1996

Size: as of June 30, 2002, more than $1.0 billion

Manager: Louis Salemy, since 1998; joined Fidelity in 1992

3

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Morgan Stanley	5.3
Microsoft Corp.	4.8
Gillette Co.	4.5
BellSouth Corp.	4.1
Freddie Mac	3.6
22.3
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Financials	18.9
Consumer Discretionary	18.7
Consumer Staples	14.3
Telecommunication Services	7.8
Industrials	6.9
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stocks and Equity Futures	81.8%
Bonds	3.1%
Short-Term Investments and Net Other Assets	15.1%

* Foreign investments	0.4%

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 78.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 17.4%
Media - 7.7%
Comcast Corp. Class A (special) (a)	306,500	$ 7,306,960
E.W. Scripps Co. Class A	96,600	7,438,200
EchoStar Communications Corp. Class A (a)	1,543,200	28,641,792
Omnicom Group, Inc.	573,900	26,284,620
Pegasus Communications Corp. Class A (a)	1,415,100	1,033,023
Walt Disney Co.	695,300	13,141,170
		83,845,765
Multiline Retail - 5.4%
Kohls Corp. (a)	324,600	22,747,968
Wal-Mart Stores, Inc.	652,600	35,899,526
		58,647,494
Specialty Retail - 3.7%
Hollywood Entertainment Corp. (a)	505,800	10,459,944
Home Depot, Inc.	817,500	30,026,775
		40,486,719
Textiles Apparel & Luxury Goods - 0.6%
Liz Claiborne, Inc.	229,800	7,307,640
TOTAL CONSUMER DISCRETIONARY		190,287,618
CONSUMER STAPLES - 14.3%
Beverages - 1.7%
The Coca-Cola Co.	333,600	18,681,600
Food & Drug Retailing - 1.5%
Walgreen Co.	416,000	16,070,080
Food Products - 1.2%
McCormick & Co., Inc. (non-vtg.)	337,800	8,698,350
Unilever NV (NY Shares)	70,000	4,536,000
		13,234,350
Household Products - 2.3%
Colgate-Palmolive Co.	223,300	11,176,165
Kimberly-Clark Corp.	216,700	13,435,400
		24,611,565
Personal Products - 4.5%
Gillette Co.	1,451,600	49,165,692
Tobacco - 3.1%
Philip Morris Companies, Inc.	771,360	33,693,005
TOTAL CONSUMER STAPLES		155,456,292
ENERGY - 3.4%
Oil & Gas - 3.4%
Exxon Mobil Corp.	911,956	37,317,240

	Shares	Value (Note 1)
FINANCIALS - 18.9%
Banks - 2.0%
Bank One Corp.	164,800	$ 6,341,504
Wells Fargo & Co.	298,200	14,927,892
		21,269,396
Diversified Financials - 14.9%
Fannie Mae	482,700	35,599,125
Freddie Mac	634,632	38,839,478
Goldman Sachs Group, Inc.	64,800	4,753,080
Merrill Lynch & Co., Inc.	631,900	25,591,950
Morgan Stanley	1,332,800	57,417,024
		162,200,657
Insurance - 2.0%
American International Group, Inc.	324,805	22,161,445
TOTAL FINANCIALS		205,631,498
HEALTH CARE - 5.2%
Biotechnology - 1.5%
Amgen, Inc. (a)	394,900	16,538,412
Pharmaceuticals - 3.7%
Allergan, Inc.	117,000	7,809,750
Bristol-Myers Squibb Co.	102,500	2,634,250
Pfizer, Inc.	836,200	29,267,000
		39,711,000
TOTAL HEALTH CARE		56,249,412
INDUSTRIALS - 6.9%
Aerospace & Defense - 1.9%
Lockheed Martin Corp.	105,400	7,325,300
Northrop Grumman Corp.	75,000	9,375,000
United Technologies Corp.	55,200	3,748,080
		20,448,380
Airlines - 0.7%
Mesaba Holdings, Inc. (a)	421,100	2,471,857
Southwest Airlines Co.	297,400	4,805,984
		7,277,841
Building Products - 0.5%
American Standard Companies, Inc. (a)	74,100	5,564,910
Commercial Services & Supplies - 0.7%
Avery Dennison Corp.	63,700	3,997,175
First Data Corp.	104,000	3,868,800
		7,865,975
Industrial Conglomerates - 3.1%
General Electric Co.	1,184,000	34,395,200
TOTAL INDUSTRIALS		75,552,306
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	844,800	11,784,960
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - 4.8%
Microsoft Corp. (a)	969,600	$ 53,037,120
TOTAL INFORMATION TECHNOLOGY		64,822,080
MATERIALS - 0.7%
Chemicals - 0.7%
E.I. du Pont de Nemours & Co.	162,300	7,206,120
Containers & Packaging - 0.0%
Ball Corp.	6	249
TOTAL MATERIALS		7,206,369
TELECOMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 5.2%
BellSouth Corp.	1,425,300	44,896,950
Qwest Communications International, Inc.	209,800	587,440
SBC Communications, Inc.	387,930	11,831,865
		57,316,255
Wireless Telecommunication Services - 0.7%
Nextel Communications, Inc. Class A (a)	2,259,700	7,253,637
TOTAL TELECOMMUNICATION SERVICES		64,569,892
TOTAL COMMON STOCKS (Cost $964,201,117)		857,092,707
Nonconvertible Preferred Stocks - 0.1%

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc. Series E, $111.25 pay-in-kind (Cost $1,610,680)	3,263	750,490
Corporate Bonds - 3.1%
Ratings (unaudited) (e)		Principal Amount
Convertible Bonds - 1.3%
CONSUMER DISCRETIONARY - 1.3%
Media - 1.3%
EchoStar Communications Corp.:
5.75% 5/15/08 (d)	Caa1	$ 18,830,000	13,840,050
5.75% 5/15/08	Caa1	300,000	220,500
			14,060,550

Ratings (unaudited) (e)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - 1.8%
TELECOMMUNICATION SERVICES - 1.8%
Wireless Telecommunication Services - 1.8%
Nextel Communications, Inc.:
0% 10/31/07 (c)	B3	$ 6,200,000	$ 3,224,000
9.375% 11/15/09	B3	13,890,000	6,945,000
9.5% 2/1/11	B3	19,790,000	9,598,150
			19,767,150
TOTAL CORPORATE BONDS (Cost $48,561,201)			33,827,700
U.S. Treasury Obligations - 0.2%

U.S. Treasury Bills, yield at date of purchase 1.77% 7/5/02 (f) (Cost $2,499,387)	-	2,500,000	2,499,533
Money Market Funds - 18.1%
	Shares
Fidelity Cash Central Fund, 1.89% (b) (Cost $197,789,224)	197,789,224	197,789,224
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,214,661,609)		1,091,959,654
NET OTHER ASSETS - (0.1)%		(1,476,154)
NET ASSETS - 100%		$ 1,090,483,500
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
138 S&P 500 Index Contracts	Sept. 2002	$ 34,158,450	$ (233,068)
The face value of futures purchased as a percentage of net assets - 3.1%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,840,050 or 1.3% of net assets.

(e) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of the securities pledged amounted to $2,499,533.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $227,929,606 and $250,196,483, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14,840 for the period.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $1,227,508,145. Net unrealized depreciation aggregated $135,548,491, of which $85,962,283 related to appreciated investment securities and $221,510,774 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $49,149,000 all of which will expire on December 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $1,214,661,609) - See accompanying schedule		$ 1,091,959,654
Receivable for investments sold		2,599,266
Receivable for fund shares sold		459,668
Dividends receivable		993,571
Interest receivable		1,429,451
Other receivables		17
Total assets		1,097,441,627
Liabilities
Payable for investments purchased	$ 5,051,249
Payable for fund shares redeemed	1,279,383
Accrued management fee	453,831
Distribution fees payable	44,624
Payable for daily variation on futures contracts	65,550
Other payables and accrued expenses	63,490
Total liabilities		6,958,127
Net Assets		$ 1,090,483,500
Net Assets consist of:
Paid in capital		$ 1,315,799,057
Undistributed net investment income		6,992,345
Accumulated undistributed net realized gain (loss) on investments		(109,374,880)
Net unrealized appreciation (depreciation) on investments		(122,933,022)
Net Assets		$ 1,090,483,500
Initial Class: Net Asset Value, offering price and redemption price per share ($725,394,823 ÷ 64,675,374 shares)		$ 11.22
Service Class: Net Asset Value, offering price and redemption price per share ($257,679,145 ÷ 23,097,997 shares)		$ 11.16
Service Class 2: Net Asset Value, offering price and redemption price per share ($107,409,532 ÷ 9,682,254 shares)		$ 11.09

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 6,144,618
Interest		4,635,632
Security lending		4,636
Total income		10,784,886
Expenses
Management fee	$ 2,919,826
Transfer agent fees	413,475
Distribution fees	259,334
Accounting and security lending fees	148,834
Non-interested trustees' compensation	2,057
Custodian fees and expenses	9,200
Audit	15,568
Legal	9,363
Miscellaneous	12,689
Total expenses before reductions	3,790,346
Expense reductions	(70,428)	3,719,918
Net investment income (loss)		7,064,968
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(49,991,442)
Futures contracts	(4,319,262)
Total net realized gain (loss)		(54,310,704)
Change in net unrealized appreciation (depreciation) on: Investment securities	(129,031,262)
Futures contracts	(1,298,290)
Total change in net unrealized appreciation (depreciation)		(130,329,552)
Net gain (loss)		(184,640,256)
Net increase (decrease) in net assets resulting from operations		$ (177,575,288)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,064,968	$ 15,617,953
Net realized gain (loss)	(54,310,704)	(55,343,155)
Change in net unrealized appreciation (depreciation)	(130,329,552)	(73,235,701)
Net increase (decrease) in net assets resulting from operations	(177,575,288)	(112,960,903)
Distributions to shareholders from net investment income	(15,060,404)	(15,500,793)
Distributions to shareholders from net realized gain	-	(50,237,278)
Total distributions	(15,060,404)	(65,738,071)
Share transactions - net increase (decrease)	32,329,439	192,076,906
Total increase (decrease) in net assets	(160,306,253)	13,377,932
Net Assets
Beginning of period	1,250,789,753	1,237,411,821
End of period (including undistributed net investment income of $6,992,345 and undistributed net investment income of $15,180,119, respectively)	$ 1,090,483,500	$ 1,250,789,753
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	2,896,236	2,129,395	4,225,262
Reinvested	858,112	262,919	83,941
Redeemed	(6,802,617)	(730,542)	(461,808)
Net increase (decrease)	(3,048,269)	1,661,772	3,847,395
Dollars
Sold	$ 36,782,827	$ 26,740,791	$ 52,364,642
Reinvested	10,743,568	3,275,965	1,040,871
Redeemed	(84,175,765)	(8,805,731)	(5,637,729)
Net increase (decrease)	$ (36,649,370)	$ 21,211,025	$ 47,767,784

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2
Sold	8,754,467	7,628,976	5,096,985
Reinvested	3,712,724	812,593	60,117
Redeemed	(11,004,137)	(1,028,965)	(181,025)
Net increase (decrease)	1,463,054	7,412,604	4,976,077
Dollars
Sold	$ 118,081,480	$ 102,324,030	$ 66,757,918
Reinvested	53,277,595	11,603,819	856,657
Redeemed	(145,071,678)	(13,471,861)	(2,281,054)
Net increase (decrease)	$ 26,287,397	$ 100,455,988	$ 65,333,521

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 10,743,568	$ 3,275,965	$ 1,040,871
From net realized gain	-	-	-
Total	$ 10,743,568	$ 3,275,965	$ 1,040,871

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 12,653,429	$ 2,643,908	$ 203,456
From net realized gain	40,624,166	8,959,911	653,201
Total	$ 53,277,595	$ 11,603,819	$ 856,657

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 13.19	$ 15.26	$ 17.30	$ 16.15	$ 12.53	$ 9.90
Income from Investment Operations
Net investment income (loss) E	.08	.18	.20	.18	.15	.13
Net realized and unrealized gain (loss)	(1.89)	(1.45)	(.81)	1.27	3.54	2.84
Total from investment operations	(1.81)	(1.27)	(.61)	1.45	3.69	2.97
Distributions from net investment income	(.16)	(.19)	(.19)	(.10)	-	(.08)
Distributions from net realized gain	-	(.61)	(1.24)	(.20)	(.07)	(.26)
Total distributions	(.16)	(.80)	(1.43)	(.30)	(.07)	(.34)
Net asset value, end of period	$ 11.22	$ 13.19	$ 15.26	$ 17.30	$ 16.15	$ 12.53
Total ReturnB, C, D	(13.85)%	(8.75)%	(3.62)%	9.17%	29.59%	30.09%
Ratios to Average Net AssetsF
Expenses before expense reductions	.58%A	.58%	.58%	.60%	.61%	.70%
Expenses net of voluntary waivers, if any	.58%A	.58%	.58%	.60%	.61%	.70%
Expenses net of all reductions	.57%A	.56%	.57%	.59%	.60%	.70%
Net investment income (loss)	1.20%A	1.34%	1.26%	1.08%	1.08%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 725,395	$ 893,359	$ 1,011,393	$ 1,259,396	$ 1,141,806	$ 345,287
Portfolio turnover rate	44%A	58%	72%	58%	66%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.12	$ 15.19	$ 17.24	$ 16.11	$ 12.53	$ 12.35
Income from Investment Operations
Net investment income (loss) E	.07	.16	.18	.16	.15	.03
Net realized and unrealized gain (loss)	(1.88)	(1.44)	(.80)	1.27	3.50	.49
Total from investment operations	(1.81)	(1.28)	(.62)	1.43	3.65	.52
Distributions from net investment income	(.15)	(.18)	(.19)	(.10)	-	(.08)
Distributions from net realized gain	-	(.61)	(1.24)	(.20)	(.07)	(.26)
Total distributions	(.15)	(.79)	(1.43)	(.30)	(.07)	(.34)
Net asset value, end of period	$ 11.16	$ 13.12	$ 15.19	$ 17.24	$ 16.11	$ 12.53
Total ReturnB, C, D	(13.92)%	(8.85)%	(3.69)%	9.06%	29.27%	4.29%
Ratios to Average Net AssetsG
Expenses before expense reductions	.68%A	.68%	.69%	.70%	.71%	.81%A
Expenses net of voluntary waivers, if any	.68%A	.68%	.69%	.70%	.71%	.80%A
Expenses net of all reductions	.67%A	.66%	.68%	.69%	.70%	.80%A
Net investment income (loss)	1.10%A	1.24%	1.16%	.98%	1.05%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 257,679	$ 281,194	$ 212,994	$ 95,600	$ 18,375	$ 10
Portfolio turnover rate	44%A	58%	72%	58%	66%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.07	$ 15.17	$ 16.94
Income from Investment Operations
Net investment income (loss) E	.06	.14	.15
Net realized and unrealized gain (loss)	(1.88)	(1.44)	(.49)
Total from investment operations	(1.82)	(1.30)	(.34)
Distributions from net investment income	(.16)	(.19)	(.19)
Distributions from net realized gain	-	(.61)	(1.24)
Total distributions	(.16)	(.80)	(1.43)
Net asset value, end of period	$ 11.09	$ 13.07	$ 15.17
Total ReturnB, C, D	(14.05)%	(9.01)%	(2.11)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.84%A	.84%	.85%A
Expenses net of voluntary waivers, if any	.84%A	.84%	.85%A
Expenses net of all reductions	.83%A	.82%	.84%A
Net investment income (loss)	.95%A	1.08%	1.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107,410	$ 76,237	$ 13,025
Portfolio turnover rate	44%A	58%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Fidelity Variable Insurance Products: Growth Opportunities Portfolio - Initial Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity ® VIP: Growth Opportunities - Initial Class	-18.61%	-2.07%	6.74%
S&P 500 ®	-17.99%	3.66%	12.66%
Variable Annuity Growth Funds Average	-21.57%	2.43%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's return to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity growth funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 337 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Growth Opportunities Portfolio - Initial Class on January 3, 1995, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $16,297 - a 62.97% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $24,426 - a 144.26% increase.

The Lipper variable annuity large-cap core funds average reflects the performance of variable annuities with similar portfolio characteristics and capitalization. The variable annuity large-cap supergroup average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year and five year average annual total returns for the variable annuity large-cap core were -19.09% and 1.96%, respectively. The one year and five year average annual total returns for the variable annuity large-cap supergroup average were -20.84% and 2.01%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Bettina Doulton, Portfolio Manager of Growth Opportunities Portfolio

Q. How did the fund perform, Bettina?

A. For the six-month period ending June 30, 2002, the fund performed in line with its benchmark index, the Standard & Poor's 500, which declined 13.16%, and outperformed the variable annuity growth funds average tracked by Lipper Inc., which fell 15.38%. The same was true for the 12 months ending June 30, 2002, as the fund performed comparably to the S&P 500's 17.99% decline and beat the Lipper peer average return of -21.57%.

Q. The fund and its benchmarks all posted negative returns during the past six months. Why?

A. The investing landscape was challenging on many levels. While economic growth accelerated from its weak levels of the second half of 2001, driven by inventory rebuilding and strong consumer spending, corporate profits and capital expenditures continued to disappoint. In addition, investor confidence was sapped by a series of corporate accounting improprieties. Given that valuations were not that attractive, these setbacks resulted in general market turbulence and weakness, and price collapses in a number of stocks. Against this backdrop, the fund held its own versus its benchmarks, even outperforming the average return of growth funds in the Lipper peer universe, but I'm disappointed it didn't do better.

Q. How did you feel about the fund's positioning at the period's outset?

A. Coming into the period, there were two schools of thought. One was that the 2001 interest rates cuts would be enough to kick the economy into high gear. The other, less-bullish camp felt that neither the economy nor the market would improve unless we saw stronger corporate profits. I fell into the latter group, and positioned the fund accordingly. Unfortunately, several disappointments among the fund's top-10 holdings overwhelmed what I felt was an otherwise well-positioned portfolio.

Q. Why did a few disappointments hurt the fund's return to such an extent?

A. Because they're such a large percentage of the fund's net assets, I expect and need the fund's top-10 positions to lead its performance. Any mistakes here can really hurt our overall return. Unfortunately, the fund's four largest positions on average during the past six months - Microsoft, Citigroup, Pfizer and General Electric - were all among its worst performers. Two smaller positions, Tyco International and Bristol-Myers Squibb, also were big detractors. Tyco - which I've since sold - suffered as it changed its growth strategy and ran into funding problems at its recently acquired financial services operations. Bristol-Myers Squibb stumbled as it dramatically lowered its 2002 earnings guidance and reported disappointing clinical trial results for its hoped-for heart failure drug.

Q. What worked well for the fund during the past six months?

A. Underweighting technology and telecommunication services was a major contributor to the fund's relative performance, as both sectors continued to face weak demand. Generally, companies in these sectors have not sufficiently restructured their business models to generate decent levels of profitability unless revenues recover robustly. Strong stock selection in consumer staples also was a plus. Gillette and Coca-Cola, both among the fund's 10 largest positions at the end of the period, helped mitigate the losses of the large holdings I mentioned earlier. Kraft Foods was another strong performer in this space. Danaher and Black & Decker also contributed meaningfully to performance, as investors sought out companies with cyclical exposure to a recovery in the economy.

Q. Were there any other disappointments?

A. The fund's basket of brokerage-related stocks fared poorly. Citigroup, Morgan Stanley and Merrill Lynch, all market-sensitive financials that did well in the back half of 2001, have been a disappointment so far this year. Additionally, despite strong fundamentals, drug stock Pfizer was dragged down by an industry that continues to contend with patent expirations, stiffer generic competition and concerns about slowing earnings growth.

Q. What's your outlook, Bettina?

A. Barring a sudden reacceleration of the economic recovery, I wouldn't expect much of a shift in the fund's current positioning. What I'd like to see is an increase in capital spending, but I don't think that will happen soon as long as profit growth remains anemic and the economy continues to struggle. In the meantime, I'll be opportunistic, looking for the best relative growth I can find at reasonable prices, as well as for stocks that have disappointed but have attractive valuations and strong franchises.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: to provide capital growth

Start date: January 3, 1995

Size: as of June 30, 2002, more than $784 million

Manager: Bettina Doulton, since 2000; joined Fidelity in 1986

3

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Microsoft Corp.	5.7
Pfizer, Inc.	3.9
Citigroup, Inc.	3.8
Gillette Co.	3.5
General Electric Co.	3.3
20.2
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Financials	19.5
Consumer Discretionary	16.4
Health Care	14.1
Consumer Staples	13.4
Information Technology	11.2
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stocks and Equity Futures	97.3%
Bonds	0.1%
Short-Term Investments and Net Other Assets	2.6%

* Foreign investments	3.1%

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 16.3%
Hotels, Restaurants & Leisure - 1.2%
Harrah's Entertainment, Inc. (a)	11,500	$ 510,025
Marriott International, Inc. Class A	19,100	726,755
McDonald's Corp.	243,800	6,936,110
Starwood Hotels & Resorts Worldwide, Inc. unit	29,300	963,677
		9,136,567
Household Durables - 0.2%
Black & Decker Corp.	26,170	1,261,394
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	141,400	2,297,750
Leisure Equipment & Products - 0.3%
Eastman Kodak Co.	82,900	2,418,193
Media - 7.5%
AOL Time Warner, Inc. (a)	493,500	7,259,385
Clear Channel Communications, Inc. (a)	107,600	3,445,352
Comcast Corp. Class A (special) (a)	225,000	5,364,000
Fox Entertainment Group, Inc. Class A (a)	436,600	9,496,050
McGraw-Hill Companies, Inc.	6,400	382,080
News Corp. Ltd. ADR	77,900	1,786,247
Omnicom Group, Inc.	9,800	448,840
TMP Worldwide, Inc. (a)	29,300	629,950
Univision Communications, Inc. Class A (a)	202,400	6,355,360
Viacom, Inc.:
Class A (a)	21,800	969,228
Class B (non-vtg.) (a)	483,620	21,458,219
Vivendi Universal SA sponsored ADR	48,900	1,051,350
		58,646,061
Multiline Retail - 3.2%
Costco Wholesale Corp. (a)	18,100	699,022
Federated Department Stores, Inc. (a)	27,600	1,095,720
JCPenney Co., Inc.	250,400	5,513,808
Kohls Corp. (a)	121,700	8,528,736
Target Corp.	53,600	2,042,160
Wal-Mart Stores, Inc.	138,000	7,591,380
		25,470,826
Specialty Retail - 2.8%
Home Depot, Inc.	231,600	8,506,668
Lowe's Companies, Inc.	170,700	7,749,780
RadioShack Corp.	43,300	1,301,598
Staples, Inc. (a)	229,900	4,529,030
		22,087,076
Textiles Apparel & Luxury Goods - 0.8%
NIKE, Inc. Class B	116,600	6,255,590
TOTAL CONSUMER DISCRETIONARY		127,573,457
CONSUMER STAPLES - 13.4%
Beverages - 4.4%
Pepsi Bottling Group, Inc.	43,600	1,342,880

	Shares	Value (Note 1)
PepsiCo, Inc.	179,900	$ 8,671,180
The Coca-Cola Co.	434,400	24,326,400
		34,340,460
Food & Drug Retailing - 0.2%
Albertson's, Inc.	23,100	703,626
Rite Aid Corp. (a)	45,600	107,160
Safeway, Inc. (a)	19,100	557,529
		1,368,315
Food Products - 0.9%
Dean Foods Co. (a)	95,000	3,543,500
Kraft Foods, Inc. Class A	37,800	1,547,910
The J.M. Smucker Co.	378	12,901
Tyson Foods, Inc. Class A	145,300	2,253,603
		7,357,914
Household Products - 1.5%
Colgate-Palmolive Co.	116,600	5,835,830
Kimberly-Clark Corp.	68,100	4,222,200
Procter & Gamble Co.	18,920	1,689,556
		11,747,586
Personal Products - 4.0%
Avon Products, Inc.	72,722	3,798,997
Gillette Co.	829,070	28,080,601
		31,879,598
Tobacco - 2.4%
Philip Morris Companies, Inc.	425,220	18,573,610
TOTAL CONSUMER STAPLES		105,267,483
ENERGY - 7.8%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	88,100	2,932,849
Cooper Cameron Corp. (a)	64,500	3,123,090
Schlumberger Ltd. (NY Shares)	230,000	10,695,000
		16,750,939
Oil & Gas - 5.6%
BP PLC sponsored ADR	183,390	9,259,361
ChevronTexaco Corp.	140,800	12,460,800
Conoco, Inc.	164,700	4,578,660
Exxon Mobil Corp.	387,300	15,848,316
TotalFinaElf SA:
Series B	6,153	995,555
sponsored ADR	9,405	760,865
		43,903,557
TOTAL ENERGY		60,654,496
FINANCIALS - 19.5%
Banks - 1.5%
Bank of America Corp.	85,300	6,001,708
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
Bank One Corp.	64,900	$ 2,497,352
FleetBoston Financial Corp.	96,900	3,134,715
		11,633,775
Diversified Financials - 14.1%
American Express Co.	205,400	7,460,128
Charles Schwab Corp.	276,900	3,101,280
Citigroup, Inc.	762,507	29,547,146
Fannie Mae	310,600	22,906,750
Freddie Mac	326,300	19,969,560
Investment Technology Group, Inc. (a)	91,350	2,987,145
Lehman Brothers Holdings, Inc.	67,800	4,238,856
Merrill Lynch & Co., Inc.	107,400	4,349,700
Morgan Stanley	244,300	10,524,444
SLM Corp.	53,200	5,155,080
		110,240,089
Insurance - 3.9%
AFLAC, Inc.	136,900	4,380,800
American International Group, Inc.	359,362	24,519,269
Hartford Financial Services Group, Inc.	12,700	755,269
MetLife, Inc.	46,900	1,350,720
		31,006,058
TOTAL FINANCIALS		152,879,922
HEALTH CARE - 14.1%
Biotechnology - 0.6%
Amgen, Inc. (a)	29,300	1,227,084
Biogen, Inc. (a)	39,000	1,615,770
Celgene Corp. (a)	67,300	1,029,690
Vertex Pharmaceuticals, Inc. (a)	28,000	455,840
		4,328,384
Health Care Equipment & Supplies - 3.0%
Baxter International, Inc.	161,200	7,165,340
Becton, Dickinson & Co.	159,800	5,505,110
C.R. Bard, Inc.	22,400	1,267,392
Medtronic, Inc.	191,200	8,192,920
Zimmer Holdings, Inc. (a)	47,550	1,695,633
		23,826,395
Health Care Providers & Services - 0.1%
Cardinal Health, Inc.	19,405	1,191,661
Pharmaceuticals - 10.4%
Abbott Laboratories	29,200	1,099,380
Allergan, Inc.	23,900	1,595,325
Barr Laboratories, Inc. (a)	29,300	1,861,429
Bristol-Myers Squibb Co.	190,400	4,893,280
Forest Laboratories, Inc. (a)	116,140	8,222,712
Johnson & Johnson	65,000	3,396,900
Merck & Co., Inc.	166,400	8,426,496
Pfizer, Inc.	878,793	30,757,755

	Shares	Value (Note 1)
Schering-Plough Corp.	160,600	$ 3,950,760
Wyeth	336,200	17,213,440
		81,417,477
TOTAL HEALTH CARE		110,763,917
INDUSTRIALS - 8.6%
Aerospace & Defense - 1.9%
Boeing Co.	43,000	1,935,000
Lockheed Martin Corp.	122,300	8,499,850
Northrop Grumman Corp.	38,300	4,787,500
		15,222,350
Air Freight & Logistics - 0.3%
FedEx Corp.	44,000	2,349,600
Airlines - 0.7%
AMR Corp. (a)	34,200	576,612
Delta Air Lines, Inc.	61,200	1,224,000
Southwest Airlines Co.	229,250	3,704,680
		5,505,292
Commercial Services & Supplies - 1.6%
DST Systems, Inc. (a)	18,900	863,919
First Data Corp.	203,200	7,559,040
Paychex, Inc.	118,223	3,699,198
		12,122,157
Industrial Conglomerates - 3.4%
3M Co.	6,600	811,800
General Electric Co.	900,150	26,149,358
		26,961,158
Machinery - 0.1%
Danaher Corp.	10,700	709,945
Road & Rail - 0.6%
CSX Corp.	48,890	1,713,595
Kansas City Southern (a)	96,100	1,633,700
Union Pacific Corp.	19,740	1,249,147
		4,596,442
TOTAL INDUSTRIALS		67,466,944
INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	401,660	5,603,157
QUALCOMM, Inc. (a)	23,900	657,011
		6,260,168
Computers & Peripherals - 1.3%
Dell Computer Corp. (a)	315,500	8,247,170
Sun Microsystems, Inc. (a)	397,800	1,992,978
		10,240,148
Electronic Equipment & Instruments - 0.2%
Diebold, Inc.	43,300	1,612,492
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.5%
Overture Services, Inc. (a)	57,400	$ 1,433,852
Yahoo!, Inc. (a)	185,700	2,740,932
		4,174,784
Semiconductor Equipment & Products - 2.7%
Analog Devices, Inc. (a)	85,500	2,539,350
Intel Corp.	324,010	5,919,663
KLA-Tencor Corp. (a)	23,200	1,020,568
LAM Research Corp. (a)	55,600	999,688
Micron Technology, Inc. (a)	68,400	1,383,048
National Semiconductor Corp. (a)	168,500	4,915,145
Teradyne, Inc. (a)	53,100	1,247,850
Texas Instruments, Inc.	49,000	1,161,300
Xilinx, Inc. (a)	74,100	1,662,063
		20,848,675
Software - 5.7%
Microsoft Corp. (a)	813,700	44,509,390
TOTAL INFORMATION TECHNOLOGY		87,645,657
MATERIALS - 0.4%
Chemicals - 0.3%
Praxair, Inc.	38,700	2,204,739
Metals & Mining - 0.1%
Alcoa, Inc.	29,100	964,665
TOTAL MATERIALS		3,169,404
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.7%
BellSouth Corp.	334,900	10,549,350
SBC Communications, Inc.	139,060	4,241,330
Verizon Communications, Inc.	165,900	6,660,885
		21,451,565
Wireless Telecommunication Services - 0.1%
Sprint Corp. - PCS Group Series 1 (a)	164,600	735,762
TOTAL TELECOMMUNICATION SERVICES		22,187,327
TOTAL COMMON STOCKS (Cost $750,921,117)		737,608,607
Convertible Bonds - 0.1%
Ratings (unaudited) (b)		Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (d) (Cost $530,000)	Ba3	$ 530,000	608,302
U.S. Treasury Obligations - 0.2%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Treasury Bills, yield at date of purchase 1.69% 7/5/02 (e) (Cost $1,699,603)	-	$ 1,700,000	$ 1,699,682
Money Market Funds - 5.8%
	Shares
Fidelity Cash Central Fund, 1.89% (c)	41,462,480	41,462,480
Fidelity Securities Lending Cash Central Fund, 1.93% (c)	4,073,300	4,073,300
TOTAL MONEY MARKET FUNDS (Cost $45,535,780)		45,535,780
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $798,686,500)		785,452,371
NET OTHER ASSETS - (0.2)%		(1,283,622)
NET ASSETS - 100%		$ 784,168,749
Futures Contracts
Purchased	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Equity Index Contracts
100 S&P 500 Index Contracts	Sept. 2002	$ 24,752,500	$ (168,890)
The face value of futures purchased as a percentage of net assets - 3.2%
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $608,302 or 0.1% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,699,682.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $281,865,432 and $336,519,717, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $18,721 for the period.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $804,813,056. Net unrealized depreciation aggregated $19,360,685, of which $85,062,534 related to appreciated investment securities and $104,423,219 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $180,431,000 of which $30,553,000 and $149,878,000 will expire on December 31, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,222,064) (cost $798,686,500) - See accompanying schedule		$ 785,452,371
Receivable for investments sold		8,238,504
Receivable for fund shares sold		790,953
Dividends receivable		826,638
Interest receivable		92,028
Other receivables		1,327
Total assets		795,401,821
Liabilities
Payable to custodian bank	$ 105
Payable for investments purchased	5,423,889
Payable for fund shares redeemed	1,216,276
Accrued management fee	395,059
Distribution fees payable	29,809
Payable for daily variation on futures contracts	47,500
Other payables and accrued expenses	47,134
Collateral on securities loaned, at value	4,073,300
Total liabilities		11,233,072
Net Assets		$ 784,168,749
Net Assets consist of:
Paid in capital		$ 1,025,327,578
Undistributed net investment income		1,906,969
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(229,663,355)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(13,402,443)
Net Assets		$ 784,168,749
Initial Class: Net Asset Value, offering price and redemption price per share ($506,704,055 ÷ 38,984,357 shares)		$ 13.00
Service Class: Net Asset Value, offering price and redemption price per share ($232,789,013 ÷ 17,924,278 shares)		$ 12.99
Service Class 2: Net Asset Value, offering price and redemption price per share ($44,675,681 ÷ 3,455,566 shares)		$ 12.93

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 4,869,008
Interest		617,272
Security lending		9,703
Total income		5,495,983
Expenses
Management fee	$ 2,628,650
Transfer agent fees	313,806
Distribution fees	190,779
Accounting and security lending fees	124,541
Non-interested trustees' compensation	1,557
Custodian fees and expenses	14,290
Audit	16,029
Legal	6,919
Miscellaneous	28,498
Total expenses before reductions	3,325,069
Expense reductions	(186,538)	3,138,531
Net investment income (loss)		2,357,452
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(39,492,990)
Foreign currency transactions	1,675
Futures contracts	(3,171,156)
Total net realized gain (loss)		(42,662,471)
Change in net unrealized appreciation (depreciation) on: Investment securities	(84,038,613)
Assets and liabilities in foreign currencies	4,719
Futures contracts	(168,814)
Total change in net unrealized appreciation (depreciation)		(84,202,708)
Net gain (loss)		(126,865,179)
Net increase (decrease) in net assets resulting from operations		$ (124,507,727)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,357,452	$ 8,185,900
Net realized gain (loss)	(42,662,471)	(149,504,018)
Change in net unrealized appreciation (depreciation)	(84,202,708)	(46,969,320)
Net increase (decrease) in net assets resulting from operations	(124,507,727)	(188,287,438)
Distributions to shareholders from net investment income	(8,515,304)	(4,056,791)
Share transactions - net increase (decrease)	(58,389,843)	(155,735,950)
Total increase (decrease) in net assets	(191,412,874)	(348,080,179)
Net Assets
Beginning of period	975,581,623	1,323,661,802
End of period (including undistributed net investment income of $1,906,969 and undistributed net investment income of $8,073,998, respectively)	$ 784,168,749	$ 975,581,623
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	1,708,766	1,168,163	1,113,904
Reinvested	418,937	154,435	23,983
Redeemed	(6,267,890)	(1,832,204)	(650,724)
Net increase (decrease)	(4,140,187)	(509,606)	487,163
Dollars
Sold	$ 24,873,102	$ 17,032,672	$ 16,005,184
Reinvested	5,974,043	2,200,701	340,561
Redeemed	(89,701,734)	(25,949,525)	(9,164,847)
Net increase (decrease)	$ (58,854,589)	$ (6,716,152)	$ 7,180,898

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2
Sold	9,904,497	3,240,124	2,152,732
Reinvested	181,161	44,864	5,704
Redeemed	(20,623,054)	(4,389,986)	(650,918)
Net increase (decrease)	(10,537,396)	(1,104,998)	1,507,518
Dollars
Sold	$ 154,769,236	$ 50,526,723	$ 33,624,263
Reinvested	3,172,127	785,129	99,535
Redeemed	(321,562,633)	(67,420,661)	(9,729,669)
Net increase (decrease)	$ (163,621,270)	$ (16,108,809)	$ 23,994,129

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 5,974,042	$ 2,200,701	$ 340,561
From net realized gain	-	-	-
Total	$ 5,974,042	$ 2,200,701	$ 340,561

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 3,172,127	$ 785,129	$ 99,535
From net realized gain	-	-	-
Total	$ 3,172,127	$ 785,129	$ 99,535

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 15.13	$ 17.74	$ 23.15	$ 22.88	$ 19.27	$ 15.40
Income from Investment Operations
Net investment income (loss) E	.04	.12	.06	.27	.26	.29
Net realized and unrealized gain (loss)	(2.03)	(2.67)	(3.77)	.66	4.29	4.18
Total from investment operations	(1.99)	(2.55)	(3.71)	.93	4.55	4.47
Distributions from net investment income	(.14)	(.06)	(.29)	(.23)	(.21)	(.25)
Distributions from net realized gain	-	-	(1.41)	(.43)	(.73)	(.35)
Total distributions	(.14)	(.06)	(1.70)	(.66)	(.94)	(.60)
Net asset value, end of period	$ 13.00	$ 15.13	$ 17.74	$ 23.15	$ 22.88	$ 19.27
Total ReturnB, C, D	(13.23)%	(14.42)%	(17.07)%	4.27%	24.61%	29.95%
Ratios to Average Net AssetsF
Expenses before expense reductions	.69%A	.69%	.68%	.69%	.71%	.74%
Expenses net of voluntary waivers, if any	.69%A	.69%	.68%	.69%	.71%	.74%
Expenses net of all reductions	.65%A	.67%	.66%	.68%	.70%	.73%
Net investment income (loss)	.56%A	.79%	.31%	1.20%	1.27%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 506,704	$ 652,493	$ 951,875	$ 1,541,587	$ 1,570,011	$ 1,025,766
Portfolio turnover rate	67%A	89%	117%	42%	29%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.11	$ 17.71	$ 23.12	$ 22.86	$ 19.27	$ 18.50
Income from Investment Operations
Net investment income (loss) E	.03	.11	.04	.25	.23	.04
Net realized and unrealized gain (loss)	(2.03)	(2.67)	(3.76)	.66	4.30	.73
Total from investment operations	(2.00)	(2.56)	(3.72)	.91	4.53	.77
Distributions from net investment income	(.12)	(.04)	(.28)	(.22)	(.21)	-
Distributions from net realized gain	-	-	(1.41)	(.43)	(.73)	-
Total distributions	(.12)	(.04)	(1.69)	(.65)	(.94)	-
Net asset value, end of period	$ 12.99	$ 15.11	$ 17.71	$ 23.12	$ 22.86	$ 19.27
Total ReturnB, C, D	(13.31)%	(14.49)%	(17.13)%	4.18%	24.51%	4.16%
Ratios to Average Net AssetsG
Expenses before expense reductions	.79%A	.79%	.79%	.79%	.80%	.84%A
Expenses net of voluntary waivers, if any	.79%A	.79%	.79%	.79%	.80%	.84%A
Expenses net of all reductions	.75%A	.77%	.76%	.78%	.79%	.83%A
Net investment income (loss)	.46%A	.69%	.21%	1.09%	1.16%	1.72%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 232,789	$ 278,446	$ 345,960	$ 344,778	$ 149,496	$ 2,589
Portfolio turnover rate	67%A	89%	117%	42%	29%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.04	$ 17.68	$ 22.70
Income from Investment Operations
Net investment income (loss) E	.02	.08	.01
Net realized and unrealized gain (loss)	(2.02)	(2.66)	(3.34)
Total from investment operations	(2.00)	(2.58)	(3.33)
Distributions from net investment income	(.11)	(.06)	(.28)
Distributions from net realized gain	-	-	(1.41)
Total distributions	(.11)	(.06)	(1.69)
Net asset value, end of period	$ 12.93	$ 15.04	$ 17.68
Total ReturnB, C, D	(13.36)%	(14.64)%	(15.74)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.96%A	.95%	.95%A
Expenses net of voluntary waivers, if any	.96%A	.95%	.95%A
Expenses net of all reductions	.92%A	.93%	.93%A
Net investment income (loss)	.29%A	.53%	.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,676	$ 44,643	$ 25,827
Portfolio turnover rate	67%A	89%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio - Initial Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Investment Grade Bond - Initial Class	8.02%	7.30%	6.97%
LB Aggregate Bond	8.63%	7.57%	7.34%
Variable Annuity Intermediate Investment Grade Debt Funds Average	7.17%	6.43%	6.48%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the Lehman Brothers® Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity intermediate investment grade debt funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 26 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity ® Variable Insurance Products: Investment Grade Bond Portfolio - Initial Class on June 30, 1992. By June 30, 2002, the value of the investment would have grown to $19,608 - a 96.08% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,315 - a 103.15% increase.

Understanding Performance

How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Ford O'Neil, Portfolio Manager of Investment Grade Bond Portfolio

Q. How did the fund perform, Ford?

A. For the six months ending June 30, 2002, the fund lagged the Lehman Brothers Aggregate Bond Index, which returned 3.79%, but outperformed the variable annuity intermediate investment grade debt funds average tracked by Lipper Inc., which returned 2.62%. For the 12 months ending June 30, 2002, fund performance again fell between that of the Lehman Brothers index and Lipper average, which returned 8.63% and 7.17%, respectively.

Q. What factors drove the fund's performance during the past six months?

A. Despite volatile interest rate and stock market conditions, investment-grade bonds fared well, as the economic recovery stalled during the second quarter and the prospects for Federal Reserve Board tightening were pushed further into the future. Interest rates fell and the yield curve steepened, as ongoing corporate governance issues and geopolitical concerns eroded investor confidence, sparking a strong flight to quality in government bonds. Against this backdrop, the fund was rewarded for my continued emphasis on higher-quality and higher-yielding spread sectors, namely mortgage and asset-backed securities, which outpaced Treasuries during the period. Strong security selection within these groups also aided relative performance. Unfortunately, it wasn't enough to beat the index, as the fund was hurt both by overweighting corporate bonds - by far the weakest sector of the market year to date - and underweighting stronger-performing Treasury and government agency issues. While corporates benefited from some improvement in the economy, swelling negative sentiment toward the sector overwhelmed their advances.

Q. What was behind the fund's sector positioning?

A. Given the higher-than-average volatility in the corporate market - due to scores of rating agency downgrades, company-specific management concerns and accounting issues - I became more conservative. As a result, I reduced our overweighting in corporates and further emphasized high-quality mortgage and asset-backed securities that were trading at very attractive yield spread levels relative to Treasuries and agencies. Within the mortgage position, I focused on newly issued current-coupon mortgages, commercial mortgage-backed securities and commercial mortgage obligations. These securities performed extremely well during the first quarter as the market stabilized following last fall's massive refinancing wave, mortgage rates rose and prepayment activity slowed dramatically. Reduced volatility is a positive for mortgages, as cash flows become more predictable.

Q. What was your strategy for corporates?

A. The corporate waters were never more treacherous, as evidenced by the countless number of downgrades that occurred during the period. Despite heightened credit risk, we still managed to post respectable performance in the sector. While the performance of our holdings slightly trailed those included in the index, they helped us extend our lead over the Lipper peer average. During the past six months, what you didn't own was often just as important as what you did own. That's where good credit analysis and diversification came into play, as we successfully avoided several prominent issuers in the index that experienced severe financial stress. While we weren't fully immune to troubled securities, we benefited from holding smaller positions in more securities, which helped reduce our risk exposure and limit our downside relative to the index and particularly versus our competitors. The fund was hurt the most by a handful of names in the telecommunication services sector that stumbled badly, due in part to the WorldCom scandal. We offset some of these losses by overweighting strong-performing banks, which enjoyed rock-solid balance sheets, high quality of assets and no appreciable industry-wide credit problems. We also benefited from adding to the fund's positioning in Yankee bonds - dollar-denominated securities issued by foreign entities - primarily among Canadian and Mexican issuers, a defensive strategy that helped amid the period's volatility.

Q. What's your outlook?

A. The Fed looks to be on hold through year-end and will likely not raise interest rates until it is convinced the economy is back on track. I may consider slowly reducing our high-quality mortgage and asset-backed security bets and rotating into more aggressive corporates as I feel more comfortable that the recovery is solidifying and negative headline risk is abating. Since it's still unclear which companies will come under pressure given that it appears to be a slower "U-shaped" recovery, I'll continue to stick with our process of doing substantial credit work before I buy a security. Even more importantly, I'll keep the size of those positions small in absolute terms and relative to our competitors.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based upon market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities

Start date: December 5, 1988

Size: as of June 30, 2002, more than $1.6 billion

Manager: Ford O'Neil, since 2001; joined Fidelity in 1990

3

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Investment Summary

Quality Diversification as of June 30, 2002
% of fund's investments
Aaa	57.2
Aa	3.1
A	14.5
Baa	15.6
Ba and Below	0.3
Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality.
Average Years to Maturity as of June 30, 2002
Years	7.0
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Financials	15.9
Utilities	3.3
Telecommunication Services	2.8
Consumer Discretionary	2.5
Consumer Staples	1.6
The percentages are based on the combined long-term debt holdings of the fund and its pro-rata share of the fixed-income central fund.

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.6%
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.2%
DaimlerChrysler North America Holding Corp. 7.2% 9/1/09	A3	$ 3,500,000	$ 3,652,880
Media - 2.2%
AOL Time Warner, Inc.:
6.875% 5/1/12	Baa1	2,325,000	2,144,229
7.7% 5/1/32	Baa1	1,745,000	1,547,991
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	Ba1	2,100,000	2,064,334
Clear Channel Communications, Inc. 7.875% 6/15/05	Baa3	1,560,000	1,641,323
Comcast Cable Communications, Inc. 6.875% 6/15/09	Baa2	5,000,000	4,653,100
Continental Cablevision, Inc. 8.3% 5/15/06	Baa2	810,000	828,557
Cox Communications, Inc. 7.75% 11/1/10	Baa2	3,700,000	3,519,203
News America Holdings, Inc. 7.75% 12/1/45	Baa3	10,000,000	9,333,660
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa1	8,800,000	8,756,132
Time Warner, Inc. 8.18% 8/15/07	Baa1	1,240,000	1,320,235
			35,808,764
TOTAL CONSUMER DISCRETIONARY			39,461,644
CONSUMER STAPLES - 1.6%
Food & Drug Retailing - 0.5%
Kroger Co.:
6.8% 4/1/11	Baa3	2,285,000	2,377,748
8.05% 2/1/10	Baa3	3,195,000	3,551,699
Safeway, Inc. 6.5% 3/1/11	Baa2	2,215,000	2,282,181
			8,211,628
Food Products - 0.3%
ConAgra Foods, Inc. 6.75% 9/15/11	Baa1	3,870,000	4,083,670
Dole Food Co., Inc. 7.25% 5/1/09 (d)	Ba1	1,540,000	1,570,800
			5,654,470
Household Products - 0.1%
Fort James Corp. 6.5% 9/15/02	Ba1	2,000,000	1,991,058
Tobacco - 0.7%
Philip Morris Companies, Inc.:
7% 7/15/05	A2	1,500,000	1,603,782
7.65% 7/1/08	A2	5,000,000	5,483,430

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 6/1/07	Baa2	$ 2,205,000	$ 2,257,620
7.75% 5/15/06	Baa2	1,570,000	1,689,100
			11,033,932
TOTAL CONSUMER STAPLES			26,891,088
ENERGY - 1.1%
Oil & Gas - 1.1%
Alberta Energy Co. Ltd. 7.375% 11/1/31	Baa1	2,320,000	2,475,895
Devon Energy Corp. 7.95% 4/15/32	Baa2	3,420,000	3,678,850
Duke Energy Field Services LLC 7.875% 8/16/10	Baa2	2,000,000	2,122,630
Pemex Project Funding Master Trust 7.875% 2/1/09 (d)	Baa1	1,200,000	1,197,000
Suncor Energy, Inc. 7.15% 2/1/32	A3	2,175,000	2,237,451
The Coastal Corp. 7.75% 6/15/10	Baa2	5,990,000	5,928,632
			17,640,458
FINANCIALS - 15.3%
Banks - 3.0%
Bank of America Corp.:
4.75% 10/15/06	Aa2	2,035,000	2,043,950
7.8% 2/15/10	Aa3	6,600,000	7,385,664
Bank of Montreal 6.1% 9/15/05	A1	3,000,000	3,136,239
Bank One Corp. 6.5% 2/1/06	Aa3	1,245,000	1,321,082
BankBoston Corp. 6.625% 12/1/05	A2	5,400,000	5,744,920
Barclays Bank PLC yankee 8.55% 9/29/49 (c)(d)	Aa3	1,160,000	1,335,129
Capital One Bank 6.5% 7/30/04	Baa2	930,000	939,394
First Union Corp. 7.55% 8/18/05	A1	1,475,000	1,613,970
FleetBoston Financial Corp. 7.25% 9/15/05	A1	1,695,000	1,843,260
HSBC Finance Nederland BV 7.4% 4/15/03 (d)	A1	250,000	258,837
Korea Development Bank 7.375% 9/17/04	A3	1,320,000	1,415,643
MBNA Corp.:
6.25% 1/17/07	Baa2	1,905,000	1,949,632
6.34% 6/2/03	Baa2	350,000	343,673
7.5% 3/15/12	Baa2	3,005,000	3,199,940
Merita Bank Ltd. yankee 6.5% 1/15/06	A1	1,500,000	1,583,933
PNC Funding Corp. 5.75% 8/1/06	A2	1,800,000	1,855,337
Nonconvertible Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Banks - continued
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (f)	A1	$ 1,750,000	$ 1,829,441
8.817% 3/31/49	A1	1,640,000	1,784,728
9.118% 3/31/49	A1	1,130,000	1,328,992
Union Planters Corp. 6.75% 11/1/05	A3	400,000	425,144
Washington Mutual Bank 6.875% 6/15/11	A3	3,000,000	3,152,457
Washington Mutual, Inc. 5.625% 1/15/07	A3	3,955,000	4,005,786
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	Aa2	900,000	1,002,775
			49,499,926
Diversified Financials - 10.7%
Abbey National Capital Trust I 8.963% 12/29/49 (c)	A1	3,000,000	3,463,506
Ahmanson Capital Trust I 8.36% 12/1/26 (d)	Baa1	1,125,000	1,190,612
Alliance Capital Management LP 5.625% 8/15/06	A2	2,475,000	2,536,382
American Airlines pass thru trust certificate 7.858% 4/1/13	Baa1	3,550,000	3,842,385
American Gen. Finance Corp. 5.875% 7/14/06	A1	5,400,000	5,576,445
Amvescap PLC 6.6% 5/15/05	A2	5,100,000	5,403,634
Associates Corp. of North America 6% 7/15/05	Aa1	2,500,000	2,664,183
Bell Atlantic Financial Service, Inc. 7.6% 3/15/07	A1	1,100,000	1,204,550
Burlington Resources Finance Co. 7.4% 12/1/31 (d)	Baa1	2,680,000	2,802,318
Capital One Financial Corp.:
7.125% 8/1/08	Baa3	1,290,000	1,207,605
7.25% 5/1/06	Baa3	5,000,000	4,840,310
CIT Group, Inc.:
5.5% 2/15/04	A2	500,000	481,060
7.75% 4/2/12	A2	2,125,000	2,091,907
Countrywide Home Loans, Inc.:
5.5% 8/1/06	A3	2,000,000	2,044,368
5.5% 2/1/07	A3	2,500,000	2,544,580
6.85% 6/15/04	A3	2,550,000	2,697,306

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Credit Suisse First Boston (USA), Inc.:
5.875% 8/1/06	Aa3	$ 2,000,000	$ 2,073,124
6.5% 1/15/12	Aa3	3,080,000	3,104,141
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	A3	315,000	337,945
7.92% 5/18/12	Baa1	3,700,000	3,832,907
Devon Financing Corp. ULC 6.875% 9/30/11	Baa2	3,265,000	3,400,289
Ford Motor Credit Co.:
5.8% 1/12/09	A3	2,590,000	2,435,118
6.5% 1/25/07	A3	2,900,000	2,902,651
6.875% 2/1/06	A3	4,600,000	4,706,104
7.25% 10/25/11	A3	475,000	477,278
7.375% 10/28/09	A3	4,020,000	4,161,516
7.875% 6/15/10	A3	3,500,000	3,659,037
General Electric Capital Corp. 6% 6/15/12	Aaa	8,045,000	7,927,945
General Motors Acceptance Corp.:
6.38% 1/30/04	A2	1,840,000	1,906,396
6.75% 1/15/06	A2	2,660,000	2,761,639
6.875% 9/15/11	A2	1,720,000	1,707,645
7.5% 7/15/05	A2	500,000	532,876
7.75% 1/19/10	A2	4,300,000	4,549,813
Goldman Sachs Group, Inc. 6.6% 1/15/12	A1	4,925,000	5,016,639
Household Finance Corp.:
6.375% 10/15/11	A2	6,130,000	5,864,068
6.5% 1/24/06	A2	605,000	618,544
8% 5/9/05	A2	235,000	253,134
HSBC Capital Funding LP 9.547% 12/31/49 (c)(d)	A2	6,600,000	7,763,818
ING Capital Funding Trust III 8.439% 12/31/10	A1	2,050,000	2,285,740
J.P. Morgan Chase & Co.:
5.35% 3/1/07	Aa3	3,840,000	3,887,643
5.625% 8/15/06	Aa3	1,065,000	1,098,472
6.75% 2/1/11	A1	2,130,000	2,207,768
Mellon Funding Corp. 7.5% 6/15/05	A1	5,650,000	6,196,491
Morgan Stanley 6.6% 4/1/12	Aa3	2,695,000	2,746,439
Newcourt Credit Group, Inc. 6.875% 2/16/05	A2	3,970,000	3,818,108
NiSource Finance Corp.:
7.625% 11/15/05	Baa3	3,745,000	3,767,316
7.875% 11/15/10	Baa3	2,120,000	2,191,026
Petronas Capital Ltd. 7% 5/22/12 (d)	Baa1	7,180,000	7,296,675
Popular North America, Inc. 6.125% 10/15/06	A3	3,235,000	3,316,616
Nonconvertible Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Sears Roebuck Acceptance Corp. 6.7% 4/15/12	Baa1	$ 4,000,000	$ 4,091,924
Southwest Airlines Co. pass thru trust certificate 5.496% 11/1/06	Aa2	6,000,000	6,140,321
Sprint Capital Corp.:
6.875% 11/15/28	Baa3	3,475,000	2,175,110
7.125% 1/30/06	Baa3	1,480,000	1,184,283
7.625% 1/30/11	Baa3	3,500,000	2,784,712
8.75% 3/15/32	Baa3	3,810,000	2,865,371
TCI Communications Financing III 9.65% 3/31/27	Baa3	1,500,000	1,499,091
TXU Eastern Funding 6.75% 5/15/09	Baa1	785,000	789,306
UBS Preferred Funding Trust 1 8.622% 12/29/49	A1	1,600,000	1,833,046
			176,759,236
Insurance - 0.3%
Principal Life Global Funding I:
5.125% 6/28/07 (d)	Aa2	3,000,000	3,025,302
6.25% 2/15/12 (d)	Aa2	2,150,000	2,203,187
			5,228,489
Real Estate - 1.3%
Arden Realty LP 7% 11/15/07	Baa3	5,000,000	5,186,775
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	1,430,000	1,481,616
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	510,000	530,372
Duke Realty LP 7.3% 6/30/03	Baa1	1,500,000	1,557,581
EOP Operating LP:
6.5% 1/15/04	Baa1	1,610,000	1,666,592
6.625% 2/15/05	Baa1	4,500,000	4,707,977
7.75% 11/15/07	Baa1	1,275,000	1,396,705
ERP Operating LP 7.1% 6/23/04	Baa1	1,000,000	1,052,521
Mack-Cali Realty LP 7.75% 2/15/11	Baa3	2,700,000	2,881,200
ProLogis Trust 6.7% 4/15/04	Baa1	460,000	478,098
			20,939,437
TOTAL FINANCIALS			252,427,088
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.8%
Lockheed Martin Corp. 8.2% 12/1/09	Baa2	2,000,000	2,314,774

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Raytheon Co.:
5.7% 11/1/03	Baa3	$ 1,800,000	$ 1,842,455
7.9% 3/1/03	Baa3	2,535,000	2,599,921
8.2% 3/1/06	Baa3	5,900,000	6,506,290
			13,263,440
Airlines - 0.0%
Delta Air Lines, Inc. equipment trust certificate 8.54% 1/2/07	Ba1	317,398	288,832
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp. 6.53% 7/15/37	Baa2	3,000,000	3,097,710
CSX Corp. 7.95% 5/1/27	Baa2	4,000,000	4,464,268
Norfolk Southern Corp. 7.25% 2/15/31	Baa1	2,800,000	2,901,184
			10,463,162
TOTAL INDUSTRIALS			24,015,434
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.2%
Motorola, Inc. 8% 11/1/11	Baa2	3,015,000	2,942,245
Computers & Peripherals - 0.7%
Hewlett-Packard Co. 6.5% 7/1/12	A3	4,805,000	4,780,975
International Business Machines Corp. 4.875% 10/1/06	A1	6,400,000	6,461,805
			11,242,780
TOTAL INFORMATION TECHNOLOGY			14,185,025
MATERIALS - 0.2%
Paper & Forest Products - 0.2%
Weyerhaeuser Co. 6.75% 3/15/12 (d)	Baa2	3,350,000	3,468,979
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.1%
AT&T Corp.:
6.5% 3/15/29	Baa2	10,135,000	6,993,150
7.3% 11/15/11 (d)	Baa2	1,915,000	1,589,450
8% 11/15/31 (d)	Baa2	1,625,000	1,267,500
British Telecommunications PLC 8.875% 12/15/30	Baa1	3,250,000	3,539,796
Cable & Wireless Optus Finance Property Ltd. 8.125% 6/15/09 (d)	A2	1,700,000	1,892,222
Citizens Communications Co. 8.5% 5/15/06	Baa2	1,750,000	1,693,573
Deutsche Telekom International Finance BV 8.25% 6/15/05 (c)	Baa1	4,000,000	4,092,612
Nonconvertible Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Corp. 8.875% 3/15/12 (d)	Baa3	$ 3,285,000	$ 2,923,650
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	1,730,000	1,735,062
Telefonos de Mexico SA de CV 8.25% 1/26/06	A3	3,500,000	3,570,000
Teleglobe Canada, Inc. yankee:
7.2% 7/20/09 (b)	C	2,858,000	57,160
7.7% 7/20/29 (b)	C	1,066,000	21,320
TELUS Corp. 7.5% 6/1/07	Baa2	4,830,000	4,333,481
Verizon New York, Inc. 7.375% 4/1/32	A1	1,570,000	1,480,912
			35,189,888
Wireless Telecommunication Services - 0.5%
AT&T Wireless Services, Inc.:
7.35% 3/1/06	Baa2	1,500,000	1,305,000
7.875% 3/1/11	Baa2	2,250,000	1,817,411
8.75% 3/1/31	Baa2	2,560,000	1,977,065
Cingular Wireless LLC 7.125% 12/15/31 (d)	A3	3,500,000	3,025,698
			8,125,174
TOTAL TELECOMMUNICATION SERVICES			43,315,062
UTILITIES - 3.1%
Electric Utilities - 2.1%
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (d)	Baa2	2,500,000	2,640,220
Avon Energy Partners Holdings:
6.46% 3/4/08 (d)	Baa3	1,500,000	1,464,963
7.05% 12/11/07 (d)	Baa3	3,000,000	3,027,621
Constellation Energy Group, Inc. 7% 4/1/12	Baa1	1,740,000	1,817,132
Detroit Edison Co. 6.125% 10/1/10	A3	2,350,000	2,342,224
Dominion Resources, Inc. 6.25% 6/30/12	Baa1	3,255,000	3,237,749
FirstEnergy Corp. 6.45% 11/15/11	Baa2	3,850,000	3,737,950
Hydro-Quebec 6.3% 5/11/11	A1	8,000,000	8,480,640
Israel Electric Corp. Ltd. 7.75% 12/15/27 (d)	A3	1,015,000	848,063
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	1,000,000	908,304
TECO Energy, Inc. 7% 5/1/12	A3	3,580,000	3,754,436

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Texas Utilities Co. 6.375% 1/1/08	Baa3	$ 205,000	$ 206,714
TXU Corp. 6.375% 6/15/06	Baa3	2,000,000	2,057,020
			34,523,036
Gas Utilities - 0.8%
Consolidated Natural Gas Co.:
5.375% 11/1/06	A3	2,190,000	2,197,783
6.85% 4/15/11	A3	445,000	463,086
El Paso Energy Corp. 7.75% 1/15/32	Baa2	1,705,000	1,581,115
Kinder Morgan Energy Partners LP 7.125% 3/15/12	Baa1	1,740,000	1,840,193
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (d)	Baa2	4,370,000	4,643,125
Sempra Energy 7.95% 3/1/10	A2	610,000	650,303
Texas Eastern Transmission Corp.:
5.25% 7/15/07	A2	805,000	805,950
7.3% 12/1/10	A2	1,270,000	1,359,538
			13,541,093
Multi-Utilities & Unregulated Power - 0.2%
Williams Companies, Inc.:
7.125% 9/1/11	Baa3	3,265,000	2,643,997
7.5% 1/15/31	Baa2	1,105,000	793,551
			3,437,548
TOTAL UTILITIES			51,501,677
TOTAL NONCONVERTIBLE BONDS (Cost $477,006,029)			472,906,455
U.S. Government and Government Agency Obligations - 16.8%

U.S. Government Agency Obligations - 5.2%
Fannie Mae:
5% 1/15/07	Aaa	6,180,000	6,348,671
5.125% 2/13/04	Aaa	4,000,000	4,150,384
7.25% 5/15/30	Aaa	17,684,000	20,137,124
Freddie Mac:
3.75% 4/15/04	Aaa	10,000	10,161
4.875% 3/15/07	Aaa	20,920,000	21,383,232
5.5% 7/15/06	Aaa	9,365,000	9,822,836
5.75% 3/15/09	Aaa	4,300,000	4,510,046
5.75% 1/15/12	Aaa	7,740,000	7,952,184
5.875% 3/21/11	Aa2	7,205,000	7,384,866
6.25% 7/15/32	Aaa	1,001,000	1,006,400
6.75% 3/15/31	Aaa	1,479,000	1,589,366
U.S. Government and Government Agency Obligations - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	Aaa	$ 1,117,231	$ 1,248,093
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	Aaa	2,222	2,287
Series 1993-D, 5.23% 5/15/05	Aaa	5,106	5,279
Series 1994-A, 7.12% 4/15/06	Aaa	4,305	4,601
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	Aaa	4,237	4,559
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-1, 6.88% 1/26/03	Aaa	2,353	2,388
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1994-195, 6.08% 8/15/04	-	61,075	63,397
Private Export Funding Corp. secured:
5.65% 3/15/03	Aaa	40,500	41,293
6.86% 4/30/04	Aaa	458,367	480,409
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			86,147,576
U.S. Treasury Obligations - 11.6%
U.S. Treasury Bonds:
6.125% 8/15/29	Aaa	10,365,000	11,008,242
6.25% 5/15/30	Aaa	26,525,000	28,732,994
6.625% 2/15/27	Aaa	4,000,000	4,491,240
11.25% 2/15/15	Aaa	14,060,000	21,843,532

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Treasury Notes:
3.375% 4/30/04	Aaa	$ 6,000,000	$ 6,063,300
3.5% 11/15/06	Aaa	1,400,000	1,375,063
5.75% 11/15/05	Aaa	40,000,000	42,687,520
6.125% 8/15/07	Aaa	32,225,000	35,123,413
7% 7/15/06	Aaa	35,000,000	39,094,685
TOTAL U.S. TREASURY OBLIGATIONS			190,419,989
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $272,195,005)			276,567,565
U.S. Government Agency - Mortgage Securities - 35.2%

Fannie Mae - 22.3%
5.5% 9/1/16 to 3/1/32	Aaa	35,314,606	34,980,726
5.5% 7/1/17 (e)	Aaa	24,010,943	24,018,446
6% 2/1/13 to 3/1/32 (e)	Aaa	86,335,868	86,954,790
6.5% 2/1/10 to 7/1/31	Aaa	111,151,179	114,071,636
6.5% 7/1/32 (e)	Aaa	68,419,798	69,724,050
7% 3/1/15 to 6/1/31	Aaa	12,266,613	12,760,956
7% 7/1/17 (e)	Aaa	5,340,000	5,603,663
7.5% 7/1/07 to 5/1/31	Aaa	19,287,745	20,303,836
8% 3/1/23 to 3/1/30	Aaa	630,855	677,361
8.5% 3/1/25 to 6/1/25	Aaa	10,025	10,797
TOTAL FANNIE MAE			369,106,261
Freddie Mac - 0.1%
8.5% 3/1/20 to 1/1/28	Aaa	1,195,315	1,287,199
Government National Mortgage Association - 12.8%
6% 8/15/08 to 4/15/31	Aaa	31,855,470	32,028,110
6.5% 10/15/27 to 10/15/31	Aaa	10,248,311	10,519,363
7% 1/15/28 to 4/15/32	Aaa	158,009,010	164,430,045
7.5% 3/15/06 to 10/15/28	Aaa	4,211,570	4,470,577
8% 2/15/17	Aaa	74,507	80,472
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			211,528,567
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $572,538,222)			581,922,027
Asset-Backed Securities - 3.7%
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
American Express Credit Account Master Trust 6.1% 12/15/06	A1	$ 1,500,000	$ 1,575,660
Capital One Master Trust 5.45% 3/16/09	Aaa	4,000,000	4,153,560
Chase Manhattan Auto Owner Trust:
5.06% 2/15/08	A2	735,000	756,016
5.07% 2/15/08	Aaa	4,900,000	4,991,875
Citibank Credit Card Issuance Trust 4.1% 12/7/06	Aaa	5,000,000	5,060,650
Discover Card Master Trust I 5.75% 12/15/08	Aaa	7,000,000	7,350,431
Ford Credit Auto Owner Trust:
5.54% 12/15/05	A1	1,400,000	1,450,750
5.71% 9/15/05	A1	755,000	788,385
Honda Auto Receivables Owner Trust:
4.67% 3/18/05	Aaa	3,080,000	3,150,686
5.09% 10/18/06	Aaa	1,640,000	1,693,562
Household Private Label Credit Card Master Note Trust I 5.5% 1/18/11	Aaa	4,875,000	5,063,335
JCPenney Master Credit Card Trust 5.5% 6/15/07	Aaa	7,000,000	7,245,378
MBNA Credit Card Master Note Trust:
2.2% 1/15/09 (f)	A2	12,100,000	12,096,219
5.75% 10/15/08	Aaa	1,800,000	1,895,133
Railcar Trust 7.75% 6/1/04	Aaa	276,550	290,878
Sears Credit Account Master Trust II:
6.75% 9/16/09	Aaa	2,255,000	2,437,430
7.5% 11/15/07	A2	1,300,000	1,373,840
TOTAL ASSET-BACKED SECURITIES (Cost $59,531,186)			61,373,788
Commercial Mortgage Securities - 3.4%

Chase Manhatten Bank-First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-1 Class A2, 7.439% 8/15/31	AAA	5,000,000	5,562,500
Commercial Mortgage Asset Trust sequential pay Series 1999-C1 Class A3, 6.64% 9/17/10	Aaa	5,000,000	5,375,000

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/1/09 (d)	Aaa	$ 3,677,027	$ 3,816,639
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A3, 6.55% 1/17/35	Aaa	2,075,000	2,198,875
Series 2000-C1 Class A2, 7.545% 4/15/62	AAA	1,100,000	1,232,444
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	1,080,000	1,133,349
Series 1998-C1 Class C, 6.78% 5/17/40	A	5,000,000	5,255,995
Series 2001-CKN5 Class AX, 1.1218% 9/15/34 (d)(f)(g)	Aaa	32,413,124	2,441,032
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 5/10/10	Aaa	3,000,000	3,369,777
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (d)	Aa2	500,000	537,969
Class C1, 7.52% 5/15/06 (d)	A2	500,000	537,969
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. sequential pay Series 2000-C3 Class A2, 6.957% 9/15/35	Aaa	2,000,000	2,179,375
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 12/15/11 (d)	Aaa	3,483,337	3,480,480
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (f)	Baa3	1,000,000	985,000
J.P. Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class A2, 7.77% 10/15/32	Aaa	3,745,000	4,203,014
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	Aaa	2,180,000	2,494,397
Series 2001-C3 Class A1, 6.058% 6/15/20	AAA	5,829,237	6,069,699
Commercial Mortgage Securities - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Nomura Asset Securities Corp. sequential pay Series 1998-D6 Class A1B, 6.59% 3/17/28	Aaa	$ 3,000,000	$ 3,224,670
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (d)	Aaa	2,500,000	2,653,906
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $54,884,071)			56,752,090
Foreign Government and Government Agency Obligations - 1.4%

British Columbia Province yankee 7% 1/15/03	Aa2	500,000	512,391
Chilean Republic 7.125% 1/11/12	Baa1	3,520,000	3,553,000
Malaysian Government 7.5% 7/15/11	Baa2	1,890,000	2,008,125
Ontario Province 6% 2/21/06	Aa3	1,800,000	1,908,162
Polish Government 6.25% 7/3/12	Baa1	4,005,000	4,009,365
Quebec Province:
yankee 7.125% 2/9/24	A1	250,000	271,343
7% 1/30/07	A1	1,000,000	1,100,985
United Mexican States:
7.5% 1/14/12	Baa2	7,500,000	7,415,625
9.875% 2/1/10	Baa2	2,290,000	2,559,075
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $23,027,275)			23,338,071
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (d) (Cost $1,706,548)	A2	1,725,000	1,769,534
Fixed-Income Funds - 7.6%
	Shares	Value (Note 1)
Fidelity Ultra-Short Central Fund (h) (Cost $125,000,006)	12,537,689	$ 124,624,629
Cash Equivalents - 9.0%
	Maturity Amount
Investments in repurchase agreements:
(U.S. Government Obligations), in a joint trading account at 2%, dated 6/28/02 due 7/1/02	$ 142,642,758	142,619,000
(U.S. Treasury Obligations), in a joint trading account at 1.75%, dated 6/28/02 due 7/1/02	6,243,912	6,243,000
TOTAL CASH EQUIVALENTS (Cost $148,862,000)		148,862,000
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $1,734,750,342)	1,748,116,159
NET OTHER ASSETS - (5.8)%	(95,992,515)
NET ASSETS - 100%	$ 1,652,123,644
Legend
(a) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(b) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(c) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $70,672,698 or 4.3% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(h) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $1,438,847,201 and $1,233,915,928, respectively, of which long-term U.S. government and government agency obligations aggregated $1,159,636,415 and $1,034,888,882, respectively.

Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $1,734,177,844. Net unrealized appreciation aggregated $13,938,315, of which $30,701,172 related to appreciated investment securities and $16,762,857 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $3,067,000 all of which will expire on December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $148,862,000) (cost $1,734,750,342) - See accompanying schedule		$ 1,748,116,159
Cash		600
Receivable for investments sold		32,930
Receivable for fund shares sold		5,203,329
Interest receivable		16,754,072
Total assets		1,770,107,090
Liabilities
Payable for investments purchased Regular delivery	$ 11,914,046
Delayed delivery	101,713,078
Payable for fund shares redeemed	3,593,353
Accrued management fee	589,419
Distribution fees payable	10,501
Other payables and accrued expenses	163,049
Total liabilities		117,983,446
Net Assets		$ 1,652,123,644
Net Assets consist of:
Paid in capital		$ 1,600,123,663
Undistributed net investment income		36,845,683
Accumulated undistributed net realized gain (loss) on investments		1,788,385
Net unrealized appreciation (depreciation) on investments		13,365,913
Net Assets		$ 1,652,123,644
Initial Class: Net Asset Value, offering price and redemption price per share ($1,602,928,246 ÷ 125,155,947 shares)		$ 12.81
Service Class: Net Asset Value, offering price and redemption price per share ($600,711 ÷ 47,023 shares)		$ 12.77
Service Class 2: Net Asset Value, offering price and redemption price per share ($48,594,687 ÷ 3,826,217 shares)		$ 12.70

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Interest		$ 40,764,209
Security lending		13,131
Total income		40,777,340
Expenses
Management fee	$ 3,308,480
Transfer agent fees	527,206
Distribution fees	38,512
Accounting and security lending fees	171,844
Non-interested trustees' compensation	2,709
Custodian fees and expenses	44,547
Audit	25,981
Legal	4,013
Miscellaneous	21,635
Total expenses before reductions	4,144,927
Expense reductions	(23,742)	4,121,185
Net investment income (loss)		36,656,155
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		6,399,819
Change in net unrealized appreciation (depreciation) on investment securities		3,092,321
Net gain (loss)		9,492,140
Net increase (decrease) in net assets resulting from operations		$ 46,148,295

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Operations
Net investment income (loss)	$ 36,656,155	$ 60,422,321
Net realized gain (loss)	6,399,819	18,264,143
Change in net unrealized appreciation (depreciation)	3,092,321	2,695,000
Net increase (decrease) in net assets resulting from operations	46,148,295	81,381,464
Distributions to shareholders from net investment income	(58,817,521)	(42,039,084)
Share transactions - net increase (decrease)	200,527,316	684,676,925
Total increase (decrease) in net assets	187,858,090	724,019,305
Net Assets
Beginning of period	1,464,265,554	740,246,249
End of period (including undistributed net investment income of $36,845,683 and undistributed net investment income of $59,683,304, respectively)	$ 1,652,123,644	$ 1,464,265,554
Other Information: Share Transactions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	25,638,069	119,844	3,273,522
Reinvested	4,614,396	357	68,663
Redeemed	(17,013,539)	(82,135)	(937,194)
Net increase (decrease)	13,238,926	38,066	2,404,991

Dollars Sold	$ 327,048,321	$ 1,512,632	$ 41,291,361
Reinvested	57,956,815	4,479	856,227
Redeemed	(215,381,433)	(1,033,908)	(11,727,178)
Net increase (decrease)	$ 169,623,703	$ 483,203	$ 30,420,410

Share Transactions	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
Shares Sold	76,499,188	-	1,835,171
Reinvested	3,464,378	483	3,730
Redeemed	(26,813,346)	-	(435,939)
Net increase (decrease)	53,150,220	483	1,402,962

Dollars Sold	$ 964,627,665	$ -	$ 23,132,398
Reinvested	41,988,258	5,847	44,979
Redeemed	(339,570,756)	-	(5,551,466)
Net increase (decrease)	$ 667,045,167	$ 5,847	$ 17,625,911

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 57,956,815	$ 4,479	$ 856,227

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 41,988,258	$ 5,847	$ 44,979

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 12.920	$ 12.590	$ 12.160	$ 12.960	$ 12.560	$ 12.240
Income from Investment Operations
Net investment income (loss) E	.303	.685 G	.771	.743	.725	.759
Net realized and unrealized gain (loss)	.097	.335 G	.499	(.873)	.335	.291
Total from investment operations	.400	1.020	1.270	(.130)	1.060	1.050
Distributions from net investment income	(.510)	(.690)	(.840)	(.510)	(.590)	(.730)
Distributions from net realized gain	-	-	-	(.160)	(.070)	-
Total distributions	(.510)	(.690)	(.840)	(.670)	(.660)	(.730)
Net asset value, end of period	$ 12.810	$ 12.920	$ 12.590	$ 12.160	$ 12.960	$ 12.560
Total Return B, C, D	3.17%	8.46%	11.22%	(1.05)%	8.85%	9.06%
Ratios to Average Net Assets F
Expenses before expense reductions	.54% A	.54%	.54%	.54%	.57%	.58%
Expenses net of voluntary waivers, if any	.54% A	.54%	.54%	.54%	.57%	.58%
Expenses net of all reductions	.54% A	.54%	.54%	.54%	.57%	.58%
Net investment income (loss)	4.81% A	5.47% G	6.50%	6.07%	5.85%	6.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,602,928	$ 1,445,925	$ 739,911	$ 658,852	$ 674,813	$ 324,525
Portfolio turnover rate	181% A	278%	154%	87%	239%	191%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000 F
Net asset value, beginning of period	$ 12.890	$ 12.580	$ 11.800
Income from Investment Operations
Net investment income (loss) E	.291	.674 H	.377
Net realized and unrealized gain (loss)	.089	.326 H	.403
Total from investment operations	.380	1.000	.780
Distributions from net investment income	(.500)	(.690)	-
Net asset value, end of period	$ 12.770	$ 12.890	$ 12.580
Total Return B, C, D	3.02%	8.30%	6.61%
Ratios to Average Net Assets G
Expenses before expense reductions	.64% A	.64%	.64% A
Expenses net of voluntary waivers, if any	.64% A	.64%	.64% A
Expenses net of all reductions	.64% A	.64%	.64% A
Net investment income (loss)	4.71% A	5.37% H	6.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 601	$ 115	$ 107
Portfolio turnover rate	181% A	278%	154%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start--up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000 F
Net asset value, beginning of period	$ 12.820	$ 12.540	$ 12.060
Income from Investment Operations
Net investment income (loss) E	.281	.643 H	.686
Net realized and unrealized gain (loss)	.099	.327 H	.634
Total from investment operations	.380	.970	1.320
Distributions from net investment income	(.500)	(.690)	(.840)
Net asset value, end of period	$ 12.700	$ 12.820	$ 12.540
Total Return B, C, D	3.04%	8.08%	11.69%
Ratios to Average Net Assets G
Expenses before expense reductions	.81% A	.82%	1.75% A
Expenses net of voluntary waivers, if any	.81% A	.82%	1.05% A
Expenses net of all reductions	.81% A	.82%	1.05% A
Net investment income (loss)	4.54% A	5.19% H	5.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,595	$ 18,225	$ 229
Portfolio turnover rate	181% A	278%	154%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

Investment Grade Bond Portfolio

Fidelity Variable Insurance Products: Mid Cap Portfolio - Initial Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Life of fund
Fidelity ® VIP: Mid Cap - Initial Class	1.79%	21.21%
S&P ® MidCap 400	-4.72%	9.34%
Variable Annuity Mid-Cap Funds Average	-18.38%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's ® MidCap 400 Index - a market capitalization-weighted index of 400 medium-capitalization stocks. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity mid-cap funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 143 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, December 28, 1998.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Mid Cap Portfolio - Initial Class on December 28, 1998, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $19,633 - a 96.33% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $13,677 - a 36.77% increase.

The LipperSM variable annuity mid-cap core funds average reflects the performance of variable annuities with similar portfolio characteristics and capitalization. The variable annuity mid-cap supergroup average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year average annual total returns for the variable annuity mid-cap core was -7.78%. The one year average annual total returns for the variable annuity mid-cap supergroup average was -15.49%.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Thomas Allen, Portfolio Manager of Mid Cap Portfolio

Q. How did the fund perform, Tom?

A. The fund outperformed both the Standard & Poor's MidCap 400 Index, which returned -3.21% for the six-month period that ended on June 30, 2002, and the variable annuity mid-cap funds average monitored by Lipper Inc., which returned -13.06% for the same period. For the 12 months that ended on June 30, 2002, the fund outperformed both the S&P® MidCap index and the Lipper mid-cap funds average, which posted returns of -4.72% and -18.38%, respectively.

Q. What factors led to the fund's outperformance during the six-month period?

A. Overall, I think the fund benefited from being positioned cautiously. The biggest performance lift came from a significantly overweighted position in gold and mining stocks versus the S&P MidCap benchmark. Gold, in particular, has tended to do very well in previous bear markets. In view of what I thought would be continuing deterioration in the market, I added to the fund's position in the precious metal with the expectation that doing so would generate both strong absolute and relative performance. This strategy worked well, as our materials holdings solidly outperformed those of the index. Also helping relative performance was the fund's underweighting in technology, a sector that continued to show lackluster results based on overcapacity and slack demand. The fund lost ground as a result of its underweighting in bank stocks, which generally performed well on improving earnings, driven by interest rate cuts by the Federal Reserve Board.

Q. Has your investment strategy changed significantly over the past six months?

A. My view of the world really hasn't changed. I've been maintaining a defensive posture, while patiently looking for opportunities to invest in companies with strong balance sheets that I believe can generate earnings growth at a rate higher than the rest of the market. For the most part, that's been my strategy during the year I've managed the fund.

Q. Which individual holdings helped fund performance the most?

A. Of the top-10 contributors to performance, four were gold or mining stocks - Meridian Gold, Newmont Mining, Agnico-Eagle Mines and Harmony Gold - all of which benefited from rising worldwide gold prices. Three more of the fund's top-10 performers were in food-related businesses: Pepsi Bottling Group; Sonic Corp., which runs drive-in restaurants; and McCormick & Co., which distributes spices and seasonings. The fund also got a nice lift from specialty packaging manufacturer Pactiv Corp. and from Bio-Rad Labs, which makes test kits that help identify "Mad Cow Disease." The fund's position in Bio-Rad Labs was sold during the period.

Q. Which stocks detracted from performance?

A. There was a sector theme here as well. Five of the fund's biggest detractors were health care- or biotechnology-related. Performance was affected by negative earnings surprises, as well as by the overall impact of slowing profitability among large pharmaceutical companies, which probably hurt smaller companies in the food chain, such as fund holdings Invitrogen, Pharmaceutical Product Development and Waters Corp. CVS, the drugstore chain, gave back some of the gains it recognized during the second half of 2001 and was a disappointment during the most recent six-month period. Sumitomo Trust, a Japanese banking company, also underperformed based on persistent difficulties in the Japanese financial sector.

Q. What's your near-term outlook, Tom?

A. I remain cautious. Stocks are still expensive on an absolute basis and may go lower, while short-term interest rates are at extreme lows and may go higher. I'm also concerned that there isn't much pent-up consumer demand and that there's a lot of consumer debt in the economy. World geopolitical uncertainty is an ongoing concern as well. All told, I think there's sufficient reason to maintain the fund's defensive positioning as we look toward year end. At the same time, however, I think the market will present opportunities to invest in good growth stories at relatively reasonable prices.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: long-term growth of capital by investing primarily in common stocks of companies with medium-sized capitalizations

Start date: December 28, 1998

Size: as of June 30, 2002, more than $1.4 billion

Manager: Thomas Allen, since 2001; joined Fidelity in 1995

3

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Nucor Corp.	2.3
Meridian Gold, Inc.	2.2
Newmont Mining Corp. Holding Co.	2.1
Invitrogen Corp.	2.0
Principal Financial Group, Inc.	2.0
10.6
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Materials	19.8
Financials	13.3
Industrials	10.0
Consumer Discretionary	9.8
Health Care	9.3
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stocks and Equity Futures	89.7%
Bonds	0.3%
Short-Term Investments and Net Other Assets	10.0%

* Foreign investments	14.1%

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.0%
Gentex Corp. (a)	4,400	$ 120,868
Superior Industries International, Inc.	100	4,625
		125,493
Distributors - 0.0%
Advanced Marketing Services, Inc.	5,800	106,140
Hotels, Restaurants & Leisure - 2.1%
Jack in the Box, Inc. (a)	29,180	927,924
Outback Steakhouse, Inc. (a)	5,300	186,030
Sonic Corp. (a)	299,650	9,412,007
Wendys International, Inc.	464,200	18,489,086
William Hill PLC (a)	194,800	790,772
WMS Industries, Inc. (a)	8,600	105,350
		29,911,169
Household Durables - 0.1%
Ethan Allen Interiors, Inc.	38,200	1,331,270
Harman International Industries, Inc.	100	4,925
		1,336,195
Internet & Catalog Retail - 0.0%
1-800-FLOWERS.com, Inc. Class A (a)	100	1,116
eBay, Inc. (a)	1,900	117,078
GSI Commerce, Inc. (a)	100	755
NetFlix, Inc.	2,500	34,975
USA Interactive (a)	100	2,345
		156,269
Leisure Equipment & Products - 1.0%
Mattel, Inc.	312,000	6,576,960
Oakley, Inc. (a)	469,600	8,171,040
		14,748,000
Media - 0.6%
Belo Corp. Series A	115,600	2,613,716
Getty Images, Inc. (a)	100	2,177
LIN TV Corp. Class A	3,000	81,120
Pixar (a)	3,500	154,350
Regal Entertainment Group Class A	2,000	46,640
Scholastic Corp. (a)	100	3,790
Washington Post Co. Class B	4,400	2,398,000
XM Satellite Radio Holdings, Inc. Class A (a)	397,900	2,884,775
		8,184,568
Multiline Retail - 1.3%
99 Cents Only Stores (a)	87,600	2,246,940
Big Lots, Inc. (a)	100	1,968
Factory 2-U Stores, Inc. (a)	103,100	1,427,935
Saks, Inc. (a)	1,113,900	14,302,476
		17,979,319
Specialty Retail - 3.4%
AC Moore Arts & Crafts, Inc. (a)	4,300	203,605
Aeropostale, Inc.	900	24,633
AutoZone, Inc. (a)	206,200	15,939,260

	Shares	Value (Note 1)
Blockbuster, Inc. Class A	70,900	$ 1,907,210
CDW Computer Centers, Inc. (a)	86,300	4,039,703
Christopher & Banks Corp. (a)	22,100	934,830
Claire's Stores, Inc.	123,300	2,823,570
Cost Plus, Inc. (a)	100	3,046
Hot Topic, Inc. (a)	62,600	1,672,046
Michaels Stores, Inc. (a)	3,500	136,500
Movie Gallery, Inc. (a)	453,000	9,567,360
PETsMART, Inc. (a)	702,300	11,264,892
		48,516,655
Textiles Apparel & Luxury Goods - 1.3%
Columbia Sportswear Co. (a)	368,100	11,778,832
Quiksilver, Inc. (a)	236,300	5,860,240
Tropical Sportswear International Corp. (a)	4,400	97,636
Vans, Inc. (a)	61,600	500,254
		18,236,962
TOTAL CONSUMER DISCRETIONARY		139,300,770
CONSUMER STAPLES - 7.7%
Beverages - 2.1%
Pepsi Bottling Group, Inc.	752,000	23,161,600
PepsiAmericas, Inc.	471,500	7,044,210
		30,205,810
Food & Drug Retailing - 1.5%
CVS Corp.	406,700	12,445,020
George Weston Ltd.	43,450	3,596,238
United Natural Foods, Inc. (a)	223,974	4,367,493
Whole Foods Market, Inc. (a)	3,300	159,126
Wild Oats Markets, Inc. (a)	54,500	877,450
		21,445,327
Food Products - 3.6%
Central Garden & Pet Co. Class A (a)	100	1,753
Dean Foods Co. (a)	271,400	10,123,220
Dole Food Co., Inc.	104,100	3,003,285
Fresh Del Monte Produce Inc.	291,800	7,295,000
Hershey Foods Corp.	69,500	4,343,750
Horizon Organic Holding Corp. (a)	100	1,762
McCormick & Co., Inc. (non-vtg.)	543,200	13,987,400
Riviana Foods, Inc.	24,700	626,367
Sanderson Farms, Inc.	454,100	11,357,041
		50,739,578
Personal Products - 0.1%
Steiner Leisure Ltd. (a)	72,100	1,045,450
Tobacco - 0.4%
RJ Reynolds Tobacco Holdings, Inc.	110,300	5,928,625
TOTAL CONSUMER STAPLES		109,364,790
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - 8.0%
Energy Equipment & Services - 5.4%
BJ Services Co. (a)	213,610	$ 7,237,107
ENSCO International, Inc.	45,310	1,235,151
GlobalSantaFe Corp.	246,050	6,729,468
Grant Prideco, Inc. (a)	51,800	704,480
National-Oilwell, Inc. (a)	588,600	12,390,030
Oceaneering International, Inc. (a)	717,900	19,383,300
Pride International, Inc. (a)	373,500	5,849,010
Tidewater, Inc.	374,850	12,340,062
Varco International, Inc. (a)	368,748	6,467,831
W-H Energy Services, Inc. (a)	207,100	4,589,336
		76,925,775
Oil & Gas - 2.6%
Devon Energy Corp.	85,100	4,193,748
Equitable Resources, Inc.	88,800	3,045,840
Forest Oil Corp. (a)	76,500	2,174,895
Hurricane Hydrocarbons Class A	652,600	6,025,457
John Wood Group PLC	159,800	514,058
Premcor, Inc.	2,000	51,440
Suncor Energy, Inc.	1,161,400	20,374,095
Valero Energy Corp.	100	3,742
		36,383,275
TOTAL ENERGY		113,309,050
FINANCIALS - 13.3%
Banks - 3.0%
Associated Banc-Corp.	130,700	4,928,697
Boston Private Financial Holdings, Inc.	351,000	8,683,740
Colonial Bancgroup, Inc.	208,600	3,129,000
Commerce Bancorp, Inc., New Jersey	224,384	9,917,773
Hancock Holding Co.	100	6,738
Kookmin Bank sponsord ADR	319,400	15,698,510
Wintrust Financial Corp.	100	3,457
		42,367,915
Diversified Financials - 2.5%
Doral Financial Corp.	1,400	46,746
Investment Technology Group, Inc. (a)	103,700	3,390,990
Principal Financial Group, Inc.	893,500	27,698,500
Sumitomo Trust & Banking Ltd.	836,000	4,026,726
		35,162,962
Insurance - 3.2%
AFLAC, Inc.	2,800	89,600
Alleghany Corp.	39,236	7,494,076
American Medical Securities Group, Inc. (a)	38,700	926,865
Mercury General Corp.	34,500	1,673,250
Ohio Casualty Corp. (a)	99,500	2,079,550
Old Republic International Corp.	122,000	3,843,000
PMA Capital Corp. Class A	174,000	3,680,100
ProAssurance Corp. (a)	47,200	830,720

	Shares	Value (Note 1)
Progressive Corp.	63,900	$ 3,696,615
Protective Life Corp.	78,880	2,610,928
Reinsurance Group of America, Inc.	99,400	3,063,508
RenaissanceRe Holdings Ltd.	42,300	1,548,180
StanCorp Financial Group, Inc.	7,542	418,581
The MONY Group, Inc.	34,400	1,169,944
The PMI Group, Inc.	64,800	2,475,360
W.R. Berkley Corp.	187,300	10,301,500
Zenith National Insurance Corp.	300	9,555
		45,911,332
Real Estate - 4.6%
Apartment Investment & Management Co. Class A	324,200	15,950,640
AvalonBay Communities, Inc.	144,500	6,748,150
Heritage Property Investment Trust, Inc.	275,000	7,345,250
Hospitality Properties Trust (SBI)	106,200	3,876,300
New Plan Excel Realty Trust	162,900	3,393,207
ProLogis Trust	298,200	7,753,200
Regency Centers Corp.	134,400	3,984,960
Simon Property Group, Inc.	417,000	15,362,280
		64,413,987
TOTAL FINANCIALS		187,856,196
HEALTH CARE - 9.0%
Biotechnology - 3.1%
Charles River Labs International, Inc. (a)	442,100	15,495,605
Gilead Sciences, Inc. (a)	100	3,288
IDEC Pharmaceuticals Corp. (a)	200	7,090
Invitrogen Corp. (a)	873,900	27,973,539
		43,479,522
Health Care Equipment & Supplies - 1.7%
Apogent Technologies, Inc. (a)	100	2,057
Becton, Dickinson & Co.	100	3,445
CTI Molecular Imaging, Inc.	7,700	176,638
DENTSPLY International, Inc.	100	3,691
Edwards Lifesciences Corp. (a)	146,400	3,396,480
Guidant Corp. (a)	3,800	114,874
Kyphon, Inc.	1,000	14,580
Respironics, Inc. (a)	4,000	136,200
St. Jude Medical, Inc. (a)	111,500	8,234,275
Varian Medical Systems, Inc. (a)	297,400	12,059,570
		24,141,810
Health Care Providers & Services - 2.8%
AmSurg Corp. (a)	105,400	2,767,804
Coventry Health Care, Inc. (a)	369,000	10,486,980
First Health Group Corp. (a)	9,800	274,792
IMS Health, Inc.	812,600	14,586,170
McKesson Corp.	3,500	114,450
Medical Staffing Network Holdings, Inc.	700	17,150
MIM Corp. (a)	100	1,209
Omnicare, Inc.	203,400	5,341,284
Oxford Health Plans, Inc. (a)	100	4,646
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Patterson Dental Co. (a)	3,100	$ 156,023
Pharmaceutical Product Development, Inc. (a)	100	2,634
Priority Healthcare Corp. Class B (a)	100	2,350
Province Healthcare Co. (a)	100	2,236
Quest Diagnostics, Inc. (a)	1,600	137,680
ResCare, Inc. (a)	810,900	5,368,158
		39,263,566
Pharmaceuticals - 1.4%
Alpharma, Inc. Class A	100	1,698
Eon Labs, Inc.	91,500	1,627,785
ICN Pharmaceuticals, Inc.	95,700	2,316,897
Perrigo Co. (a)	14,200	184,600
SICOR, Inc. (a)	842,600	15,621,804
Watson Pharmaceuticals, Inc. (a)	5,200	131,404
		19,884,188
TOTAL HEALTH CARE		126,769,086
INDUSTRIALS - 10.0%
Aerospace & Defense - 1.6%
Alliant Techsystems, Inc. (a)	184,950	11,799,810
L-3 Communications Holdings, Inc. (a)	198,600	10,724,400
Veridian Corp.	2,000	45,400
		22,569,610
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	3,250	108,973
Expeditors International of Washington, Inc.	4,400	145,904
		254,877
Airlines - 0.0%
ExpressJet Holdings, Inc. Class A	4,000	52,200
Building Products - 0.0%
Crane Co.	100	2,538
Commercial Services & Supplies - 4.8%
Avery Dennison Corp.	100	6,275
Bright Horizons Family Solutions, Inc. (a)	43,500	1,440,285
CheckFree Corp. (a)	165,800	2,593,112
ChoicePoint, Inc. (a)	525,200	23,880,844
Coinstar, Inc. (a)	88,800	2,171,160
DeVry, Inc. (a)	3,900	89,076
DST Systems, Inc. (a)	223,000	10,193,330
Education Management Corp. (a)	100	4,073
eFunds Corp. (a)	475,700	4,513,917
H&R Block, Inc.	3,300	152,295
Ionics, Inc. (a)	100	2,425
Pittston Co. - Brinks Group	358,600	8,606,400
Tetra Tech, Inc. (a)	315,900	4,643,730
Viad Corp.	374,007	9,724,182
		68,021,104

	Shares	Value (Note 1)
Electrical Equipment - 0.5%
AMETEK, Inc.	60,700	$ 2,261,075
AstroPower, Inc. (a)	213,750	4,198,050
		6,459,125
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	61,900	2,784,262
Teleflex, Inc.	59,000	3,371,850
		6,156,112
Machinery - 2.6%
AGCO Corp. (a)	144,800	2,823,600
Alfa Laval AB	700,000	7,028,573
Graco, Inc.	445,800	11,207,412
Parker Hannifin Corp.	32,300	1,543,617
Pentair, Inc.	263,500	12,669,080
Tennant Co.	18,800	744,480
		36,016,762
Marine - 0.1%
Stelmar Shipping Ltd. (a)	120,300	1,785,252
TOTAL INDUSTRIALS		141,317,580
INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 0.7%
3Com Corp. (a)	440,300	1,937,320
Avocent Corp. (a)	252,600	4,021,392
Harris Corp.	10,200	369,648
Loral Space & Communications Ltd. (a)	678,100	671,319
Plantronics, Inc. (a)	158,400	3,011,184
Polycom, Inc. (a)	100	1,199
Scientific-Atlanta, Inc.	5,100	83,895
UTStarcom, Inc. (a)	100	2,017
		10,097,974
Computers & Peripherals - 0.7%
Drexler Technology Corp. (a)	436,700	9,432,720
Electronic Equipment & Instruments - 3.3%
Anritsu Corp.	633,000	4,456,964
Itron, Inc. (a)	152,000	3,986,960
Mettler-Toledo International, Inc. (a)	87,400	3,222,438
Symbol Technologies, Inc.	3,170,600	26,950,100
Tektronix, Inc. (a)	5,200	97,292
Teledyne Technologies, Inc. (a)	229,100	4,753,825
Waters Corp. (a)	105,120	2,806,704
		46,274,283
Internet Software & Services - 0.2%
Altiris, Inc.	9,500	49,324
AsiaInfo Holdings, Inc. (a)	100	1,325
CNET Networks, Inc. (a)	100	199
FreeMarkets, Inc. (a)	100	1,413
Overture Services, Inc. (a)	100	2,498
Plumtree Software, Inc.	1,000	4,980
Retek, Inc. (a)	92,800	2,255,040
		2,314,779
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Consulting & Services - 0.5%
Affiliated Computer Services, Inc. Class A (a)	100	$ 4,748
Manhattan Associates, Inc. (a)	5,000	160,800
SRA International, Inc. Class A	700	18,886
SunGard Data Systems, Inc. (a)	259,160	6,862,557
		7,046,991
Semiconductor Equipment & Products - 0.3%
Cypress Semiconductor Corp. (a)	197,630	3,000,023
International Rectifier Corp. (a)	100	2,915
LAM Research Corp. (a)	103,000	1,851,940
NVIDIA Corp. (a)	5,000	85,900
		4,940,778
Software - 0.4%
Borland Software Corp. (a)	7,700	79,310
Cerner Corp. (a)	80,100	3,831,183
Dassault Systemes SA sponsored ADR	100	4,475
Eclipsys Corp. (a)	100	656
Kronos, Inc. (a)	2,300	70,125
Legato Systems, Inc. (a)	7,000	25,200
Magma Design Automation, Inc.	100	1,680
National Instruments Corp. (a)	100	3,256
Renaissance Learning, Inc. (a)	100	2,022
Vastera, Inc. (a)	480,500	2,109,395
		6,127,302
TOTAL INFORMATION TECHNOLOGY		86,234,827
MATERIALS - 19.8%
Chemicals - 2.1%
Agrium, Inc.	441,200	4,303,468
Albemarle Corp.	189,300	5,820,975
Ecolab, Inc.	2,900	134,067
IMC Global, Inc.	365,000	4,562,500
International Flavors & Fragrances, Inc.	94,800	3,080,052
Potash Corp. of Saskatchewan	100	6,694
Praxair, Inc.	84,600	4,819,662
Sigma Aldrich Corp.	144,200	7,231,630
		29,959,048
Containers & Packaging - 2.3%
Packaging Corp. of America (a)	137,100	2,726,919
Pactiv Corp. (a)	1,019,500	24,264,100
Sealed Air Corp.	115,600	4,655,212
		31,646,231
Metals & Mining - 15.4%
Agnico-Eagle Mines Ltd.	1,072,430	15,630,616
AUR Resources, Inc. (a)	1,858,900	5,737,421
Barrick Gold Corp.	449,440	8,545,377
Carpenter Technology Corp.	102,200	2,944,382

	Shares	Value (Note 1)
Century Aluminum Co.	32,200	$ 479,458
Compania de Minas Buenaventura SA sponsored ADR	133,800	3,425,280
Falconbridge Ltd.	691,700	9,077,907
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	855,600	15,272,460
Gold Fields Ltd. sponsored ADR	326,900	3,667,818
Harmony Gold Mining Co. Ltd.	733,000	10,119,683
Liquidmetal Technologies	10,000	116,000
Meridian Gold, Inc. (a)	1,879,200	30,611,515
Newcrest Mining Ltd.	1,989,800	8,499,847
Newmont Mining Corp. Holding Co.	1,122,680	29,560,164
Nucor Corp.	496,100	32,266,339
Outokumpu Oyj (A Shares)	173,800	2,101,489
Phelps Dodge Corp.	138,600	5,710,320
Placer Dome, Inc.	586,530	6,575,882
Steel Dynamics, Inc. (a)	796,000	13,110,120
Teck Cominco Ltd. Class B (sub. vtg.)	1,550,900	14,063,757
Xstrata PLC (a)	43,300	563,466
		218,079,301
TOTAL MATERIALS		279,684,580
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.3%
CenturyTel, Inc.	123,700	3,649,150
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	1,654,100	5,706,645
TOTAL TELECOMMUNICATION SERVICES		9,355,795
UTILITIES - 5.3%
Electric Utilities - 1.6%
REPower Systems AG	127,100	3,905,033
TXU Corp.	352,000	18,145,600
		22,050,633
Gas Utilities - 2.0%
KeySpan Corp.	498,700	18,776,055
ONEOK, Inc.	195,100	4,282,445
Southwestern Energy Co. (a)	349,000	5,301,310
		28,359,810
Multi-Utilities & Unregulated Power - 1.7%
SCANA Corp.	797,400	24,615,738
TOTAL UTILITIES		75,026,181
TOTAL COMMON STOCKS (Cost $1,201,861,546)		1,268,218,855
Convertible Bonds - 0.3%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
HEALTH CARE - 0.3%
Biotechnology - 0.3%
Charles River Laboratories, Inc. 3.5% 2/1/22 (d) (Cost $3,800,000)	B+	$ 3,800,000	$ 4,232,250
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 1.68% 7/5/02 (e) (Cost $24,994)	-	25,000	24,995
Money Market Funds - 12.7%
	Shares
Fidelity Cash Central Fund, 1.89% (c)	143,937,117	143,937,117
Fidelity Securities Lending Cash Central Fund, 1.93% (c)	36,108,580	36,108,580
TOTAL MONEY MARKET FUNDS (Cost $180,045,697)		180,045,697
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $1,385,732,237)		1,452,521,797
NET OTHER ASSETS - (2.7)%		(38,441,210)
NET ASSETS - 100%		1,414,080,587
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
1 Midcap 400 Index Contracts	Sept. 2002	$ 245,150	$ (9,431)
The face value of futures purchased as a percentage of net assets - 0.0%
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,232,250 or 0.3% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $24,995.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,313,425,778 and $1,007,652,007.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $136,941 for the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.9%
Canada	8.8
Korea (South)	1.1
South Africa	1.0
Others (individually less than 1%)	3.2
100.0%
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $1,387,499,346. Net unrealized appreciation aggregated $65,022,451, of which $134,452,974 related to appreciated investment securities and $69,430,523 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $58,214,000 of which $15,428,000 and $42,786,000 will expire on December 31, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $34,834,927) (cost $1,385,732,237) - See accompanying schedule		$ 1,452,521,797
Cash		1,271
Receivable for fund shares sold		2,100,796
Dividends receivable		1,229,286
Interest receivable		270,305
Receivable for daily variation on futures contracts		1,275
Other receivables		311,566
Total assets		1,456,436,296
Liabilities
Payable for investments purchased	$ 3,587,455
Payable for fund shares redeemed	1,789,008
Accrued management fee	692,100
Distribution fees payable	111,961
Other payables and accrued expenses	66,605
Collateral on securities loaned, at value	36,108,580
Total liabilities		42,355,709
Net Assets		$ 1,414,080,587
Net Assets consist of:
Paid in capital		$ 1,408,117,469
Undistributed net investment income		2,460,952
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(63,280,795)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		66,782,961
Net Assets		$ 1,414,080,587
Initial Class: Net Asset Value, offering price and redemption price per share ($625,273,100 ÷ 32,614,518 shares)		$ 19.17
Service Class: Net Asset Value, offering price and redemption price per share ($415,960,546 ÷ 21,744,367 shares)		$ 19.13
Service Class 2: Net Asset Value, offering price and redemption price per share ($372,846,941 ÷ 19,555,234 shares)		$ 19.07

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 6,033,211
Interest		1,269,580
Security lending		144,535
Total income		7,447,326
Expenses
Management fee	$ 3,776,763
Transfer agent fees	456,463
Distribution fees	565,280
Accounting and security lending fees	158,485
Non-interested trustees' compensation	2,090
Custodian fees and expenses	39,527
Audit	12,656
Legal	8,001
Miscellaneous	34,016
Total expenses before reductions	5,053,281
Expense reductions	(505,659)	4,547,622
Net investment income (loss)		2,899,704
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(2,373,439)
Foreign currency transactions	(25,528)
Futures contracts	(19,512)
Total net realized gain (loss)		(2,418,479)
Change in net unrealized appreciation (depreciation) on: Investment securities	(25,178,927)
Assets and liabilities in foreign currencies	3,233
Futures contracts	(9,431)
Total change in net unrealized appreciation (depreciation)		(25,185,125)
Net gain (loss)		(27,603,604)
Net increase (decrease) in net assets resulting from operations		$ (24,703,900)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,899,704	$ 9,952,192
Net realized gain (loss)	(2,418,479)	(21,695,188)
Change in net unrealized appreciation (depreciation)	(25,185,125)	(14,911,862)
Net increase (decrease) in net assets resulting from operations	(24,703,900)	(26,654,858)
Distributions to shareholders from net investment income	(10,315,464)	-
Share transactions - net increase (decrease)	297,144,685	233,603,651
Total increase (decrease) in net assets	262,125,321	206,948,793
Net Assets
Beginning of period	1,151,955,266	945,006,473
End of period (including undistributed net investment income of $2,460,952 and undistributed net investment income of $9,876,712, respectively)	$ 1,414,080,587	$ 1,151,955,266
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	4,875,356	3,990,166	10,207,775
Reinvested	277,413	161,340	101,720
Redeemed	(1,878,423)	(1,169,810)	(1,545,515)
Net increase (decrease)	3,274,346	2,981,696	8,763,980
Dollars
Sold	$ 97,064,092	$ 78,829,203	$ 200,685,097
Reinvested	5,301,369	3,078,362	1,935,732
Redeemed	(36,828,613)	(22,835,576)	(30,084,981)
Net increase (decrease)	$ 65,536,848	$ 59,071,989	$ 172,535,848

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2
Sold	9,676,112	9,095,820	8,986,545
Reinvested	-	-	-
Redeemed	(9,413,601)	(4,323,424)	(1,810,628)
Net increase (decrease)	262,511	4,772,396	7,175,917
Dollars
Sold	$ 182,558,139	$ 170,632,678	$ 167,539,684
Reinvested	-	-	-
Redeemed	(173,494,579)	(80,200,595)	(33,431,676)
Net increase (decrease)	$ 9,063,560	$ 90,432,083	$ 134,108,008

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 5,301,369	$ 3,078,363	$ 1,935,732
From net realized gain	-	-	-
Total	$ 5,301,369	$ 3,078,363	$ 1,935,732

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ -	$ -	$ -
From net realized gain	-	-	-
Total	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 19.60	$ 20.26	$ 15.25	$ 10.31	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.20	.19	-	-
Net realized and unrealized gain (loss)	(.30)	(.86)	4.95	5.05	.31
Total from investment operations	(.25)	(.66)	5.14	5.05	.31
Distributions from net investment income	(.18)	-	(.08)	-	-
Distributions from net realized gain	-	-	-	(.09)	-
Distributions in excess of net realized gain	-	-	(.05)	(.02)	-
Total distributions	(.18)	-	(.13)	(.11)	-
Net asset value, end of period	$ 19.17	$ 19.60	$ 20.26	$ 15.25	$ 10.31
Total Return B,C,D	(1.27)%	(3.26)%	33.78%	49.04%	3.10%
Ratios to Average Net Assets G
Expenses before expense reductions	.69% A	.69%	.74%	3.34%	115.88% A
Expenses net of voluntary waivers, if any	.69% A	.69%	.74%	1.00%	1.00% A
Expenses net of all reductions	.61% A	.62%	.69%	.97%	1.00% A
Net investment income (loss)	.53% A	1.06%	1.01%	.01%	(.27)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 625,273	$ 574,934	$ 589,026	$ 1,744	$ 516
Portfolio turnover rate	171% A	144%	245%	163%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of sale of shares) to December 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 19.54	$ 20.22	$ 15.24	$ 10.31	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.18	.17	(.01)	-
Net realized and unrealized gain (loss)	(.29)	(.86)	4.93	5.05	.31
Total from investment operations	(.25)	(.68)	5.10	5.04	.31
Distributions from net investment income	(.16)	-	(.07)	-	-
Distributions from net realized gain	-	-	-	(.09)	-
Distributions in excess of net realized gain	-	-	(.05)	(.02)	-
Total distributions	(.16)	-	(.12)	(.11)	-
Net asset value, end of period	$ 19.13	$ 19.54	$ 20.22	$ 15.24	$ 10.31
Total Return B,C,D	(1.28)%	(3.36)%	33.54%	48.94%	3.10%
Ratios to Average Net Assets G
Expenses before expense reductions	.79% A	.79%	.84%	3.41%	115.96% A
Expenses net of voluntary waivers, if any	.79% A	.79%	.84%	1.10%	1.10% A
Expenses net of all reductions	.71% A	.72%	.79%	1.07%	1.10% A
Net investment income (loss)	.43% A	.96%	.92%	(.09)%	(.35)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 415,961	$ 366,665	$ 282,941	$ 25,908	$ 516
Portfolio turnover rate	171% A	144%	245%	163%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of sale of shares) to December 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 19.49	$ 20.20	$ 14.82
Income from Investment Operations
Net investment income (loss) E	.03	.15	.14
Net realized and unrealized gain (loss)	(.29)	(.86)	5.35
Total from investment operations	(.26)	(.71)	5.49
Distributions from net investment income	(.16)	-	(.06)
Distributions in excess of net realized gain	-	-	(.05)
Total distributions	(.16)	-	(.11)
Net asset value, end of period	$ 19.07	$ 19.49	$ 20.20
Total Return B,C,D	(1.33)%	(3.51)%	37.12%
Ratios to Average Net Assets G
Expenses before expense reductions	.94% A	.94%	.99% A
Expenses net of voluntary waivers, if any	.94% A	.94%	.99% A
Expenses net of all reductions	.86% A	.88%	.94% A
Net investment income (loss)	.28% A	.81%	.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 372,847	$ 210,356	$ 73,039
Portfolio turnover rate	171% A	144%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Fidelity Variable Insurance Products: Money Market Portfolio - Initial Class

Performance

To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Money Market - Initial Class	2.46%	4.96%	4.80%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Yield

	7/2/02	4/2/02	1/1/02	10/2/01	7/3/01
Fidelity VIP: Money Market - Initial Class	1.69%	1.83%	2.06%	3.22%	3.90%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year.

Comparing Performance

The U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. A money market fund returns to its shareholders income earned by the fund's investments after expenses.

3

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Robert Duby, Portfolio Manager of Money Market Portfolio

Q. Bob, what was the investment environment like during the six months that ended June 30, 2002?

A. At the beginning of the period, the Federal Reserve Board had just finished an aggressive easing of monetary policy, having driven short-term interest rates to their lowest level in 40 years. The rate banks charge each other for overnight loans - known as the fed funds target rate - stood at 1.75% on January 1, 2002. Since then, the Fed has kept the target rate unchanged, although it moved from a bias toward lowering rates to support the economy to a more neutral stance. Earlier in 2002, many market participants expected the economy to rebound enough to encourage the Fed to reverse course and quickly raise rates. In fact, some expected the Fed to hike rates as early as May or June. However, generally positive economic data in the first quarter of 2002 turned mixed during early April and May. Nevertheless, the duration of the economic downturn remained mild by historical standards due to increased federal government spending and the delayed effect of the Fed's 2001 rate cuts. While pockets of weakness still existed, manufacturing was generally on the mend. However, weak business spending held back a full recovery, as did corporate governance scandals that eroded investor confidence in the financial markets.

Q. What other factors influenced the money markets?

A. The need for improved corporate governance has been an important factor within the money markets, one that led to greater volatility. In some instances, companies shut out of the commercial paper market due to investor hesitancy about their credit quality were forced to look elsewhere for funding. The amount of commercial paper outstanding fell dramatically during the period as a consequence, further exacerbated by the reduced corporate funding requirements associated with a slow business environment. The diminished supply of commercial paper combined with a record dollar volume of money market fund inflows during 2001 kept downward pressure on short-term market rates into 2002, even after the Fed had concluded its easing campaign.

Q. What was your strategy with the fund?

A. During the period, I looked to keep the average maturity of the portfolio relatively long because longer maturities offered more attractive risk/reward tradeoffs at a time when Fed action appeared increasingly unlikely. Credit quality concerns dominated my strategy throughout the period. In response, I used government agency discount notes during most of the period as the primary vehicle for adjusting maturities. As economic signs improved early this year, we began investing in corporate issuers with stronger financial profiles.

Q. What's your outlook, Bob?

A. The Fed's aggressive monetary policy in 2001 laid the foundation for surprisingly positive economic activity in the first quarter of 2002. The economy appears to have weathered the shocks of September 11 and the bursting of the technology bubble. At this point, the Fed's overriding objective appears to be one of nurturing the economic recovery. Benign inflation, excess capacity and soft economic data remove the need for the Fed to urgently increase rates in the near future. When business investment shows sustainable signs of strength, the Fed will likely begin to gradually raise rates. Given this environment, we are currently maintaining a neutral posture.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based upon market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: income and share-price stability by investing in high-quality, short-term instruments

Start date: April 1, 1982

Size: as of June 30, 2002, more than $2.7 billion

Manager: Robert Duby, since 1997; joined Fidelity in 1982

3

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Bank One Corp. 8/1/02	1.86%	$ 15,000,000	$ 15,056,407
Certificates of Deposit - 48.5%
Domestic Certificates Of Deposit - 0.7%
Citibank NA, New York
9/4/02	1.82%	15,000,000	15,000,000
U.S. Bank NA, Cincinnati
11/1/02	1.95	5,000,000	5,000,000
			20,000,000
London Branch, Eurodollar, Foreign Banks - 28.6%
ABN-AMRO Bank NV
8/19/02	1.90	5,000,000	5,000,000
8/19/02	1.93	20,000,000	20,000,000
11/8/02	2.00	5,000,000	5,000,000
11/12/02	1.96	35,000,000	35,000,000
Australia & New Zealand Banking Group Ltd.
12/16/02	2.11	30,000,000	30,000,000
Banco Bilbao Vizcaya Argentaria SA
8/30/02	1.82	30,000,000	30,001,406
Barclays Bank PLC
9/16/02	1.97	35,000,000	34,998,512
9/19/02	2.01	25,000,000	25,000,000
10/28/02	2.04	25,000,000	25,000,000
11/12/02	1.96	10,000,000	10,000,000
12/13/02	2.07	5,000,000	5,000,000
Bayerische Hypo-und Vereinsbank AG
8/19/02	1.85	5,000,000	5,000,000
9/27/02	1.82	100,000,000	99,999,999
11/8/02	2.05	10,000,000	10,000,000
BNP Paribas SA
12/17/02	2.10	15,000,000	15,000,000
12/31/02	2.23	25,000,000	25,000,000
Credit Agricole Indosuez
12/31/02	2.24	5,000,000	5,000,000
Deutsche Bank AG
9/12/02	2.02	15,000,000	15,000,000
12/13/02	2.07	5,000,000	5,000,000
12/31/02	2.25	5,000,000	5,002,976
Dresdner Bank AG
11/13/02	2.03	5,000,000	5,000,000
Halifax PLC
8/27/02	1.96	10,000,000	10,000,000
11/8/02	2.00	15,000,000	15,000,000
11/12/02	1.96	10,000,000	10,000,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
HBOS Treasury Services PLC
9/20/02	1.81% (a)	$ 50,000,000	$ 50,000,000
10/2/02	1.81	50,000,000	50,000,000
ING Bank NV
8/22/02	1.96	5,000,000	5,000,000
9/13/02	1.82	10,000,000	10,000,000
Landesbank Baden-Wuerttemberg
11/18/02	2.00	5,000,000	5,000,000
Landesbank Hessen-Thuringen
7/22/02	1.76	10,000,000	10,000,000
Lloyds TSB Bank PLC
9/12/02	2.00	9,000,000	9,000,000
9/27/02	2.00	20,000,000	20,000,000
9/30/02	2.01	20,000,000	20,000,000
12/31/02	2.22	25,000,000	25,000,313
12/31/02	2.23	25,000,000	25,000,000
National Australia Bank Ltd.
7/31/02	1.94	5,000,000	5,000,000
12/31/02	2.23	18,000,000	18,000,000
Nordea Bank Finland PLC
8/22/02	1.94	5,000,000	5,000,000
Nordea North America, Inc.
11/12/02	1.97	5,000,000	5,000,000
RaboBank Nederland Coop. Central
8/15/02	1.95	15,000,000	14,999,992
Royal Bank of Scotland PLC
7/5/02	1.95	25,000,000	25,000,000
7/8/02	1.94	25,000,000	25,000,000
Societe Generale
12/31/02	2.15	5,000,000	5,000,000
Westdeutsche Landesbank Girozentrale
8/12/02	2.00	5,000,000	4,999,497
11/8/02	2.01	10,000,000	10,000,000
			797,002,695
New York Branch, Yankee Dollar, Foreign Banks - 19.2%
Abbey National Treasury Services PLC
7/3/02	1.75 (b)	25,000,000	24,988,622
7/10/02	1.75 (b)	10,000,000	9,995,348
Bayerische Hypo-und Vereinsbank AG
7/8/02	2.00	10,000,000	9,999,731
7/31/02	1.85	10,000,000	9,998,551
Bayerische Landesbank Girozentrale
7/5/02	1.96	5,000,000	5,000,000
BNP Paribas SA
9/5/02	2.00	25,000,000	25,000,000
9/16/02	2.00	15,000,000	15,000,000
9/25/02	2.00	15,000,000	15,000,000
12/13/02	2.08	10,000,000	10,000,000
12/31/02	2.21	20,000,000	20,000,000
12/31/02	2.23	5,000,000	5,000,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
New York Branch, Yankee Dollar, Foreign Banks - continued
Canadian Imperial Bank of Commerce
7/22/02	1.77%	$ 5,000,000	$ 5,000,000
Credit Agricole Indosuez
7/1/02	1.93 (b)	10,000,000	9,995,427
12/13/02	2.08	15,000,000	15,000,000
Deutsche Bank AG
7/1/02	1.76 (b)	50,000,000	49,993,699
7/8/02	1.73 (b)	50,000,000	49,987,014
7/22/02	1.74 (b)	10,000,000	9,995,603
Dexia Bank SA
7/15/02	1.74 (b)	5,000,000	4,998,833
7/22/02	1.75 (b)	5,000,000	4,998,168
7/26/02	1.75 (b)	10,000,000	9,995,848
Lloyds TSB Bank PLC
7/2/02	1.74 (b)	5,000,000	4,997,741
National Westminster Bank PLC
7/5/02	4.10	30,000,000	29,996,858
Royal Bank of Canada
7/8/02	1.76 (b)	25,000,000	24,996,212
7/19/02	1.75 (b)	10,000,000	9,998,126
7/25/02	1.74 (b)	15,000,000	14,993,378
7/31/02	1.74 (b)	25,000,000	24,988,687
11/20/02	2.55	28,500,000	28,481,919
Societe Generale
7/15/02	1.74 (b)	5,000,000	4,998,901
7/22/02	1.76 (b)	15,000,000	14,995,677
7/25/02	1.76 (b)	25,000,000	24,989,678
Svenska Handelsbanken AB
8/1/02	1.75 (a)(b)	10,000,000	9,994,466
Toronto-Dominion Bank
7/22/02	1.74 (b)	5,000,000	4,997,801
UBS AG
11/27/02	2.56	25,000,000	25,000,000
			533,376,288
TOTAL CERTIFICATES OF DEPOSIT			1,350,378,983
Commercial Paper - 28.1%

Amsterdam Funding Corp.
7/15/02	1.80	50,000,000	49,965,000
Aspen Funding Corp.
8/5/02	1.95	5,000,000	4,990,618
Citibank Credit Card Master Trust I (Dakota Certificate Program)
7/8/02	1.81	50,000,000	49,982,403
7/16/02	1.80	10,000,000	9,992,500
7/22/02	1.80	45,000,000	44,952,750
8/7/02	1.82	30,000,000	29,944,192
Commerzbank U.S. Finance, Inc.
8/1/02	1.85	15,000,000	14,976,104

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Corporate Receivables Corp.
7/24/02	1.80%	$ 50,000,000	$ 49,942,500
8/5/02	1.80	25,000,000	24,956,250
DaimlerChrysler North America Holding Corp.
7/16/02	2.08	5,000,000	4,995,688
Edison Asset Securitization LLC
10/3/02	1.92	15,000,000	14,925,583
10/3/02	1.94	5,000,000	4,974,933
11/1/02	2.02	10,000,000	9,931,667
Falcon Asset Securitization Corp.
7/10/02	1.80	50,000,000	49,977,500
7/18/02	1.80	25,000,000	24,978,750
8/5/02	1.84	15,000,000	14,973,167
8/28/02	1.85	5,000,000	4,985,178
Fleet Funding Corp.
9/10/02	1.82	5,000,000	4,982,151
Ford Motor Credit Co.
7/11/02	2.03	10,000,000	9,994,389
7/15/02	2.04	5,000,000	4,996,033
7/15/02	2.05	5,000,000	4,996,033
GE Capital International Funding, Inc.
8/19/02	1.84	25,000,000	24,937,729
General Electric Capital Corp.
9/10/02	1.95	5,000,000	4,980,968
9/11/02	1.99	5,000,000	4,980,300
12/9/02	2.10	10,000,000	9,907,425
General Electric Capital Services, Inc.
8/19/02	1.92	5,000,000	4,987,001
General Mills, Inc.
7/1/02	2.05	5,000,000	5,000,000
7/16/02	2.02	3,909,000	3,905,710
7/22/02	2.02	5,000,000	4,994,108
7/29/02	2.02	3,000,000	2,995,287
Montauk Funding Corp.
7/18/02	1.82	35,000,000	34,970,085
9/30/02	1.88	25,000,000	24,881,826
Morgan Stanley
7/1/02	2.08 (b)	40,000,000	40,000,000
Newcastle (Discover Card Master Trust)
8/5/02	1.81	5,000,000	4,991,250
8/6/02	1.83	5,000,000	4,990,900
9/12/02	1.82	5,000,000	4,981,649
9/13/02	1.82	5,000,000	4,981,397
Phillips Petroleum Co.
7/15/02	2.02	5,000,000	4,996,072
7/16/02	2.00	5,000,000	4,995,833
7/29/02	2.04	5,000,000	4,992,067
Quincy Capital Corp.
8/16/02	1.81	10,000,000	9,977,000
RaboBank Nederland Coop. Central
7/8/02	1.90	10,000,000	9,996,344
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Receivables Capital Corp.
7/24/02	1.80%	$ 5,000,000	$ 4,994,250
Sears Roebuck Acceptance Corp.
8/27/02	2.13	5,000,000	4,983,217
Sheffield Receivables Corp.
7/25/02	1.82	50,000,000	49,939,500
The Walt Disney Co.
8/6/02	2.16	5,000,000	4,989,250
UBS Finance, Inc.
10/28/02	1.98	27,237,000	27,060,535
Variable Funding Capital Corp.
8/5/02	1.81	25,000,000	24,956,250
Wyeth
7/8/02	1.87	5,000,000	4,998,182
8/12/02	1.88	5,000,000	4,989,092
TOTAL COMMERCIAL PAPER			782,766,616
Federal Agencies - 5.4%

Fannie Mae - 5.4%
Agency Coupons - 1.8%
7/1/02	1.83 (b)	50,000,000	49,986,444
Discount Notes - 3.6%
7/15/02	1.89	50,000,000	49,963,639
7/26/02	3.61	25,000,000	24,939,410
11/6/02	1.93	25,000,000	24,830,222
			99,733,271
TOTAL FEDERAL AGENCIES			149,719,715
Bank Notes - 3.2%

American Express Centurion Bank
7/15/02	1.81 (b)	5,000,000	5,000,000
7/26/02	1.81 (b)	5,000,000	5,000,000
Bank of America NA
8/14/02	1.93	20,000,000	20,000,000
Bank One NA, Chicago
7/17/02	1.94 (b)	25,000,000	25,016,854
U.S. Bank NA, Cincinnati
7/27/02	1.77 (b)	25,000,000	24,991,933
World Savings Bank FSB
9/4/02	1.82	10,000,000	9,999,461
TOTAL BANK NOTES			90,008,248
Master Notes - 2.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
General Motors Acceptance Corp. Mortgage Credit
7/1/02	2.29%	$ 25,000,000	$ 25,000,000
Goldman Sachs Group, Inc.
8/28/02	1.90 (c)	20,000,000	20,000,000
9/25/02	1.97 (c)	20,000,000	20,000,000
TOTAL MASTER NOTES			65,000,000
Medium-Term Notes - 4.0%

AT&T Corp.
8/6/02	3.05 (b)	25,000,000	25,000,000
Bank One Corp.
9/16/02	2.02 (b)	20,000,000	20,007,717
Citigroup, Inc.
7/12/02	1.81 (b)	5,000,000	5,000,000
General Electric Capital Corp.
7/9/02	1.87 (b)	20,000,000	20,000,000
7/29/02	1.84 (b)	10,000,000	10,000,000
Harwood Street Funding I LLC
7/22/02	1.96 (b)	10,000,000	10,000,000
Household Finance Corp.
9/20/02	1.98 (b)	10,000,000	9,991,538
Sheffield Receivables Corp.
7/22/02	1.80 (b)	5,000,000	5,000,000
Variable Funding Capital Corp.
7/19/02	1.79 (b)	5,000,000	4,999,899
TOTAL MEDIUM-TERM NOTES			109,999,154
Short-Term Notes - 2.8%

Jackson National Life Insurance Co.
7/1/02	2.19 (b)(c)	7,000,000	7,000,000
Metropolitan Life Insurance Co.
7/1/02	2.23 (b)(c)	10,000,000	10,000,000
Monumental Life Insurance Co.
7/1/02	1.98 (b)(c)	5,000,000	5,000,000
7/1/02	2.01 (b)(c)	5,000,000	5,000,000
New York Life Insurance Co.
7/1/02	2.16 (b)(c)	20,000,000	20,000,000
Pacific Life Insurance Co.
7/8/02	1.99 (b)(c)	5,000,000	5,000,000
SMM Trust 2001 M
9/13/02	1.89 (b)(c)	15,000,000	15,000,000
Transamerica Occidental Life Insurance Co.
8/1/02	2.08 (b)(c)	10,000,000	10,000,000
TOTAL SHORT-TERM NOTES			77,000,000
Repurchase Agreements - 5.6%
	Maturity Amount	Value (Note 1)
In a joint trading account (U.S. Government Obligations) dated 6/28/02 due 7/1/02 At 2%	$ 16,620,768	$ 16,618,000
With:
Bank of America NA At 2.08%, dated 6/28/02 due 7/1/02 (Commercial Paper Obligations) (principal amount $71,578,742) 0% - 2.05%, 7/12/02 - 8/22/02	70,012,133	70,000,000
J.P. Morgan Securities At 2.06%, dated 6/28/02 due 7/1/02 (Corporate Obligations) (principal amount $64,785,000) 0% - 7.65%, 8/2/02 - 4/15/16	70,012,017	70,000,000
TOTAL REPURCHASE AGREEMENTS		156,618,000
TOTAL INVESTMENT PORTFOLIO - 100.4%	2,796,547,123
NET OTHER ASSETS - (0.4)%	(10,391,034)
NET ASSETS - 100%	$ 2,786,156,089
Total Cost for Income Tax Purposes $ 2,796,547,123
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Goldman Sachs Group, Inc.: 1.90%, 8/28/02	6/11/02	$ 20,000,000.00
1.97%, 9/25/02	5/23/02	$ 20,000,000.00
Jackson National Life Insurance Co. 2.19%, 7/1/02	7/6/99	$ 7,000,000.00
Metropolitan Life Insurance Co. 2.23%, 7/1/02	3/26/02	$ 10,000,000.00
Monumental Life Insurance Co.: 1.98%, 7/1/02	9/17/98	$ 5,000,000.00
2.01%, 7/1/02	3/12/99	$ 5,000,000.00
New York Life Insurance Co. 2.16%, 7/1/02	2/28/02	$ 20,000,000.00
Pacific Life Insurance Co 1.99%, 7/8/02	9/6/01	$ 5,000,000.00
SMM Trust 2001 M 1.89%, 9/13/02	12/11/01	$ 15,000,000.00
Transamerica Occidental Life Insurance Co. 2.08%, 8/1/02	4/28/00	$ 10,000,000.00
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $117,000,000 or 4.2% of net assets.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Fidelity Variable Insurance Products: Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $156,618,000) - See accompanying schedule		$ 2,796,547,123
Receivable for fund shares sold		47,079,343
Interest receivable		7,321,263
Total assets		2,850,947,729
Liabilities
Payable to custodian bank	$ 55,950
Payable for investments purchased on a delayed delivery basis	59,994,466
Payable for fund shares redeemed	3,794,280
Accrued management fee	461,108
Distribution fees payable	12,813
Other payables and accrued expenses	473,023
Total liabilities		64,791,640
Net Assets		$ 2,786,156,089
Net Assets consist of:
Paid in capital		$ 2,786,175,816
Accumulated net realized gain (loss) on investments		(19,727)
Net Assets		$ 2,786,156,089
Initial Class: Net Asset Value, offering price and redemption price per share ($2,719,610,590 ÷ 2,719,615,852 shares)		$ 1.00
Service Class: Net Asset Value, offering price and redemption price per share ($8,402,418 ÷ 8,400,860 shares)		$ 1.00
Service Class 2: Net Asset Value, offering price and redemption price per share ($58,143,081 ÷ 58,144,048 shares)		$ 1.00

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Interest		$ 28,282,191
Expenses
Management fee	$ 2,686,835
Transfer agent fees	906,234
Distribution fees	60,816
Accounting fees and expenses	122,336
Non-interested trustees' compensation	4,537
Custodian fees and expenses	25,112
Registration fees	846
Audit	13,510
Legal	7,412
Miscellaneous	86,229
Total expenses before reductions	3,913,867
Expense reductions	(2,739)	3,911,128
Net investment income		24,371,063
Net Realized Gain (Loss) on Investment securities		(20,578)
Net increase in net assets resulting from operations		$ 24,350,485

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Operations
Net investment income	$ 24,371,063	$ 105,115,032
Net realized gain (loss)	(20,578)	71,154
Net increase (decrease) in net assets resulting from operations	24,350,485	105,186,186
Distributions to shareholders from net investment income	(24,371,063)	(105,115,032)
Share transactions - net increase (decrease)	(13,611,920)	566,164,645
Total increase (decrease) in net assets	(13,632,498)	566,235,799
Net Assets
Beginning of period	2,799,788,587	2,233,552,788
End of period	$ 2,786,156,089	$ 2,799,788,587

Other Information:
Share Transactions at net asset value of $1.00 per share	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
Sold	$ 3,203,824,855	$ 5,883,219	$ 296,700,926
Reinvested	23,622,385	63,786	347,100
Redeemed	(3,261,194,364)	(3,688,900)	(279,170,927)
Net increase (decrease)	$ (33,747,124)	$ 2,258,105	$ 17,877,099

Share Transactions at net asset value of $1.00 per share	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
Sold	$ 6,279,947,605	$ 7,671,735	$ 244,909,763
Reinvested	104,611,787	50,876	452,369
Redeemed	(5,864,593,497)	(1,682,917)	(205,203,076)
Net increase (decrease)	$ 519,965,895	$ 6,039,694	$ 40,159,056

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 23,952,822	$ 64,775	$ 353,466

Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 104,611,787	$ 50,876	$ 452,369

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.009	.041	.062	.050	.053	.053
Distributions from net investment income	(.009)	(.041)	(.062)	(.050)	(.053)	(.053)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C, D	0.89%	4.18%	6.30%	5.17%	5.46%	5.51%
Ratios to Average Net Assets E
Expenses before expense reductions	.29% A	.28%	.33%	.27%	.30%	.31%
Expenses net of voluntary waivers, if any	.29% A	.28%	.33%	.27%	.30%	.31%
Expenses net of all reductions	.29% A	.28%	.33%	.27%	.30%	.31%
Net investment income	1.82% A	3.99%	6.18%	5.06%	5.33%	5.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,719,611	$ 2,753,379	$ 2,233,342	$ 1,939,491	$ 1,507,489	$ 1,020,794

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.009	.040	.031
Distributions from net investment income	(.009)	(.040)	(.031)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000
Total Return B, C, D	0.86%	4.10%	3.06%
Ratios to Average Net Assets F
Expenses before expense reductions	.40% A	.39%	.47% A
Expenses net of voluntary waivers, if any	.40% A	.39%	.45% A
Expenses net of all reductions	.40% A	.39%	.45% A
Net investment income	1.71% A	3.87%	6.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,402	$ 6,143	$ 103

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.008	.039	.058
Distributions from net investment income	(.008)	(.039)	(.058)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000
Total Return B, C, D	0.78%	3.96%	5.89%
Ratios to Average Net Assets F
Expenses before expense reductions	.55% A	.55%	.96% A
Expenses net of voluntary waivers, if any	.55% A	.55%	.60% A
Expenses net of all reductions	.55% A	.55%	.60% A
Net investment income	1.56% A	3.71%	5.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,143	$ 40,267	$ 108
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Money Market Portfolio

Notes to Financial Statements

For the period ended June 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Money Market Portfolio (the fund) is a fund of Variable Insurance Products Fund. Asset Manager: Growth Portfolio and Investment Grade Bond Portfolio (the funds) are funds of Variable Insurance Products Fund II. Balanced Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, and Mid Cap Portfolio (the funds) are funds of Variable Insurance Products Fund III. The Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III (the trusts) (referred to in this report as Fidelity Variable Insurance Products) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies organized as Massachusetts business trusts. Each fund is authorized to issue an unlimited number of shares. Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are readily available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the Money Market Fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. Each fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. Each fund accrues such taxes as applicable. The Schedules of Investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income for the Money Market Portfolio. Distributions are recorded on the ex-dividend date for all other funds. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, futures and options transactions, foreign currency transactions, defaulted bonds, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales transactions. There were no significant book-to-tax differences for the money market fund.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), certain funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in each applicable fund's Statements of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is

Semiannual Report

2. Operating Policies - continued

Restricted Securities - continued

included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Certain funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

For all funds except the Money Market Portfolio, the management fee is the sum of an individual fund fee rate applied to the average net assets of each fund and a group fee rate. The group fee rates differ for equity and fixed-income funds and are each based upon the average net assets of all the mutual funds advised by FMR. The group fee rates decrease as assets under management increase and increase as assets under management decrease. The annual individual fund fee rate is .30% of the fund's average net assets for Asset Manager: Growth, Growth Opportunities, Investment Grade Bond, and Mid Cap Portfolios, .20% for Growth & Income Portfolio, and .15% for Balanced Portfolio. The group fee rates averaged .28% for the equity funds and .13% for the fixed-income funds during the period.

For the Money Market Portfolio the management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .13% during the period. The total income-based component is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The rate increases as the fund's gross yield increases. During the period the income-based portion of the management fee was $947,006 or an annualized rate of .07% of the fund's average net assets.

For the period each fund's total annualized management fee rate, expressed as a percentage of each fund's average net assets, was as follows:

Asset Manager: Growth	.58%
Balanced	.43%
Growth & Income	.48%
Growth Opportunities	.58%
Investment Grade Bond	.43%
Mid Cap	.58%
Money Market	.20%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies, for the distribution of shares and providing shareholder support services:

	Service Class	Service Class 2	Total
Asset Manager: Growth	$ 4,412	$ 6,419	$ 10,831
Balanced	$ 12,492	$ 23,908	$ 36,400
Growth & Income	$ 140,519	$ 118,815	$ 259,334
Growth Opportunities	$ 132,037	$ 58,742	$ 190,779
Investment Grade Bond	$ 260	$ 38,252	$ 38,512
Mid Cap	$ 200,280	$ 365,000	$ 565,280
Money Market	$ 3,781	$ 57,035	$ 60,816

Transfer Agent Fees. Fidelity Investment Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, each fund's transfer agent fees were equivalent to an annual rate of .07% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, each class paid FIIOC the following amounts:

Asset Manager: Growth
Initial Class	$ 129,386
Service Class	3,431
Service Class 2	2,944
$ 135,761
Balanced
Initial Class	$ 92,094
Service Class	8,554
Service Class 2	7,393
$ 108,041
Growth & Income
Initial Class	$ 283,076
Service Class	94,758
Service Class 2	35,641
$ 413,475
Growth Opportunities
Initial Class	$ 202,805
Service Class	90,666
Service Class 2	20,335
$ 313,806
Investment Grade Bond
Initial Class	$ 515,402
Service Class	163
Service Class 2	11,641
$ 527,206
Mid Cap
Initial Class	$ 210,667
Service Class	139,241
Service Class 2	106,555
$ 456,463
Money Market
Initial Class	$ 887,146
Service Class	2,971
Service Class 2	16,117
$ 906,234

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Asset Manager: Growth	$ 160,167
Balanced	$ 451,057
Growth & Income	$ 1,649,845
Growth Opportunities	$ 595,704
Investment Grade Bond	$ 958,018
Mid Cap	$ 1,197,054

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

Certain security trades were directed to brokers who paid a portion of certain funds expenses. In addition, through arrangements with certain funds custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage	Custody expense reduction

Asset Manager: Growth	$ 99,285	$ -
Balanced	$ 36,350	$ 1,011
Growth & Income	$ 69,488	$ 940
Growth Opportunities	$ 186,513	$ 25
Investment Grade Bond	$ -	$ 23,742
Mid Cap	$ 504,865	$ 794
Money Market	$ -	$ 2,739

8. Other Information.

At the end of the period, Fidelity Investments Life Insurance Company (FILI) and its subsidiaries, affiliates of FMR and certain unaffiliated insurance companies, each were the owners of record of more than 10% of the outstanding shares of the following funds:

Beneficial Interest
Fund	FILI %	Number of Unaffiliated Insurance Companies	Unaffiliated Insurance Companies %
Asset Manager: Growth	64%	-	-
Balanced	48%	1	37%
Growth & Income	30%	3	49%
Growth Opportunities	15%	1	56%
Investment Grade Bond	52%	-	-
Mid Cap	38%	1	25%
Money Market	58%	-	-

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Asset Manager: Growth, Balanced,
Growth & Income, Growth Opportunities,
and Mid Cap Portfolios

Fidelity Investments Money Management, Inc.
Asset Manager: Growth, Balanced,
Investment Grade Bond, and Money Market Portfolios

Fidelity Management & Research (U.K.) Inc.
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, and Mid Cap Portfolios

Fidelity Management & Research (Far East) Inc.
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, and Mid Cap Portfolios

Fidelity Investments Japan Limited
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, and Mid Cap Portfolios

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York, New York, NY
Investment Grade Bond, and Money Market Portfolios

JPMorgan Chase Bank, New York, NY
Asset Manager: Growth, Balanced,
and Growth & Income Portfolios
Brown Brothers Harriman & Co., Boston, MA
Mid Cap Portfolio

Mellon Bank, N.A., Pittsburgh, PA
Growth Opportunities Portfolio

VIPICGRP2-SANN-0802 157843
1.774861.100

Fidelity® Variable Insurance Products
Service Class

Asset Manager: Growth® Portfolio

Balanced Portfolio

Growth & Income Portfolio

Growth Opportunities Portfolio

Investment Grade Bond Portfolio

Mid Cap Portfolio

Money Market Portfolio

Semiannual Report

June 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Market Environment	<Click Here>	A review of what happened in world markets during the past six months.
Asset Manager: Growth Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Managers' Overview Investment Summary Investments Financial Statements
Balanced Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Managers' Overview Investment Summary Investments Financial Statements
Growth & Income Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Growth Opportunities Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Investment Grade Bond Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Mid Cap Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Money Market Portfolio	<Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investments Financial Statements
Notes to Financial Statements	<Click Here>	Notes to the Financial Statements

The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC,
Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Market Environment

Investors hoping for a U.S. economic and stock market recovery in 2002 got what they were looking for, but only during the first quarter of the year. A dismal second quarter wiped out the U.S. stock markets' gains, pushing a number of equity benchmarks below their post-September 11 lows. The pace of the economic recovery also stalled, further impeding any upward momentum for stock prices. The primary culprit behind the markets' downfall during the overall six-month period ending June 30, 2002, was the lack of faith in Corporate America's balance sheets. High-profile accounting scandals shook investors' confidence, which was already tenuous due to worries about terrorism, earnings shortfalls and layoffs. Of the seven major domestic market sectors tracked by Goldman Sachs, only one - natural resources - had a positive return. Technology, utilities and health care all had double-digit losses. International equities were more immune to the troubles that plagued the U.S., and generally fared better as a result. Japan, Asia-Pacific and emerging-markets stocks were among the best performers in the first half of the year, including South Korea, despite posting one of the worst second-quarter stock market performances in the world. On the fixed-income side, U.S. investment-grade bonds offered steady single-digit gains, but a weaker U.S. dollar led to better returns for government bonds of international developed nations.

U.S. Stock Markets

From Enron to ImClone to WorldCom, a series of alleged fraudulent accounting practices and other questionable activities rocked investors' trust in the integrity of corporate governance during the past six months. As a result, money flowed out of equities as fast as reports of new scandals poured in. With all eyes focused on balance sheets and bookkeeping, it seemed many failed to notice the positive reports coming from the economic front. First quarter GDP - gross domestic product - was surprisingly strong; productivity soared to levels not reached in years; consumer spending continued to be resilient; and the Federal Reserve Board bypassed several opportunities to raise interest rates, leaving them at 40-year lows. Unfortunately, pessimism overwhelmed optimism and left the equity markets with negative returns for the first half of 2002. The blue-chip bellwether Dow Jones Industrial AverageSM, which at one point dipped below the 9,000-point level, fell 6.90% for the six-month period. The tech- and telecom-heavy NASDAQ Composite® Index declined 24.85%, its worst first half since 1974, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 13.16%.

Foreign Stock Markets

The Morgan Stanley Capital InternationalSM Europe, Australasia and Far East (MSCI® EAFE®) Index - designed to represent the performance of developed stock markets outside the U.S. and Canada - dropped 1.46% during the past six months, a much better showing than most American benchmarks. Canadian stock markets also fared better than their neighbors to the south, as the S&P®/TSX Composite Index had a return of -1.65%. Japan did surprisingly well considering the nation's recent economic woes. The Tokyo Stock Exchange Stock Price Index (TOPIX), a broad measure of the Japanese stock market, rose 9.14%. Meanwhile, the MSCI Emerging Markets Free Index, a gauge of emerging-markets equity performance, shrugged off a weak second quarter to gain 2.07% for the overall six-month period.

U.S. Bond Markets

After a slow start, investment-grade bonds surged forward later in the six-month period. In that time, the Lehman Brothers® Aggregate Bond Index - a proxy for taxable-bond performance - returned 3.79%. Mortgage securities were the best performers in the taxable-bond market, returning 4.51% according to the Lehman Brothers Mortgage-Backed Securities Index. Mortgages benefited when a drop in refinancing activity led to lower volatility and more predictable cash flows. Growing demand for higher-yielding, less interest rate sensitive alternatives to Treasuries paced the return of agency bonds, as the Lehman Brothers U.S. Agency Index gained 4.08%. Corporate bonds, however, struggled with bankruptcies and credit downgrades, and the Lehman Brothers Credit Bond Index advanced only 2.63%, compared to a 3.61% return for the Lehman Brothers Treasury Index. The high-yield bond market faced numerous difficulties, culminating in the second quarter, when the Merrill Lynch High Yield Master II Index - a proxy of the overall high-yield bond market - posted its worst quarterly performance ever. The index lost 5.37% for the overall six-month period.

Foreign Bond Markets

For the past several years, a strong U.S. dollar tempered the performance of government bonds elsewhere in the world. But that situation showed signs of reversing during the past six months, as the dollar, after reaching a 15-year high in February on a trade-weighted basis versus foreign currencies, fell slowly but steadily through the remainder of the period. In response, the Salomon Smith Barney® Non-U.S. Dollar World Government Bond Index - a market-value-weighted index designed to represent the performance of 16 world government bond markets, excluding the United States - jumped 11.84% during the past six months. That return was more than three times higher than the Lehman Brothers Government Bond Index, a proxy for U.S. government bond performance, which returned 3.78%. Emerging-markets debt, one of the strongest performing asset classes entering the period, carried that momentum through the first quarter of 2002. However, a flat return in April, followed by a disappointing May and June, ate away much of the emerging markets' six-month gains. Still, the J.P. Morgan Emerging Markets Bond Index Global - which measures the debt performance of more than 30 emerging-markets nations - had a positive return for the period, up 0.91%.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio - Service Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity VIP: Asset Mgr: Growth - Service Class	-14.39%	0.83%	7.81%
Fidelity Asset Manager: Growth® Composite	-10.65%	5.07%	10.99%
S&P 500 ®	-17.99%	3.66%	12.66%
LB Aggregate Bond	8.63%	7.57%	8.37%
LB 3 Month T-Bill	2.65%	4.91%	5.16%
Variable Annuity Flexible Portfolio Funds Average	-8.12%	4.40%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Fidelity Asset Manager: Growth Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500SM  Index, the Lehman Brothers ® Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix.** To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity flexible portfolio funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 82 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

* Not available

** 70% stocks, 25% bonds and 5% short-term instruments effective January 1, 1997

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Asset Manager: Growth Portfolio - Service Class on January 31, 1995, shortly after the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $17,530 - a 75.30% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have grown to $23,804 - a 138.04% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $17,880 - a 78.80% increase. You can also look at how the Fidelity Asset Manager: Growth Composite Index did over the same period. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $21,676 - a 116.76% increase.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Fund Talk: The Managers' Overview

(Portfolio Manager photograph)
(Portfolio Manager photograph)

An interview with Richard Habermann (right) and Ford O'Neil (left), Co-Managers of Asset Manager: Growth Portfolio

Q. How did the fund perform, Dick?

R.H. For the six months ending June 30, 2002, the fund trailed both the Fidelity Asset Manager: Growth Composite Index and the variable annuity flexible portfolio funds average tracked by Lipper Inc., which fell 8.35% and 6.29%, respectively. For the 12 months ending June 30, 2002, the fund again lagged the Composite index and Lipper average, which declined 10.65% and 8.12%, respectively.

Q. How did your asset-allocation decisions influence fund results?

R.H. While asset allocation overall was slightly negative, weak stock selection was the main driver of performance versus our benchmarks during the six-month period. The fund benefited from assuming a more cautious stance heading into 2002 by scaling back on equities to around a 70% neutral weighting as valuations began to look stretched, given little-to-no improvement in company fundamentals and heightened uncertainty about corporate governance. Slightly underweighting stocks during the spring also helped, as their prices fell sharply on the slowed pace of economic recovery and persistent geopolitical concerns, which further weakened investor confidence. Our fixed-income strategy, however, restrained performance, particularly versus our peer average. Emphasizing high-yield securities rather than stronger-performing investment-grade bonds hurt. While high-yield bonds benefited from some improvement in the economy, widespread credit quality downgrades curbed their advances. We reduced the fund's high-yield exposure and raised its cash position during the spring to provide a cushion as market conditions deteriorated.

Q. What drove the performance of the fund's equity subportfolio?

R.H. The fund's equity investments - managed by Charles Mangum, who replaced Doug Chase in February - notably underperformed the S&P 500®. Despite favorable sector positioning, poor stock picking dampened results in an unforgiving market. Much of the underperformance came from the health care sector, where the fund was hurt by the continued struggles of leading pharmaceutical companies, most notably Bristol-Myers Squibb and Schering-Plough. These stocks - and drug stocks in general - declined due to manufacturing problems, sluggish new product pipelines and drug approval delays. Simply put, using health care as a growth alternative failed us during the period, as investors became less enchanted with the sector. Additionally, Charles suffered from some existing holdings that were hurt by accounting concerns, most notably Tyco International and Computer Associates. Finally, holding sizable stakes in poor-performing media stocks Clear Channel Communications and AOL Time Warner also detracted. Conversely, the fund benefited from underweighting large-cap tech stocks, such as Intel and IBM - the latter of which we completely avoided - that suffered from high valuations and persistently weak capital spending. We owned several consumer staples stocks, including Coca-Cola and Avon Products, which - due to their defensive nature - fared well as the prospects for a strong economic recovery waned. Holding defensive financials with little exposure to the capital markets also helped, as did one health care services stock, Cardinal Health.

Q. Turning to you, Ford, how did the fund's fixed-income investments fare?

F.O. Investment-grade bonds performed well despite volatile interest rate and stock market conditions, as the economic recovery stalled during the second quarter and the prospects for Federal Reserve Board tightening were pushed further into the future. Against this backdrop, the subportfolio benefited from my emphasis on higher-yielding, higher-quality mortgage and asset-backed securities, which outpaced Treasuries during the period. Reducing our corporate weighting also was important, as was good credit analysis and diversification, which helped us avoid several prominent issuers that experienced severe financial stress. Despite producing a negative return and underperforming investment-grade securities, the fund's high-yield subportfolio beat its benchmark, as Mark Notkin sidestepped several key defaults and credit downgrades. He also benefited from becoming more conservative and reducing exposure to speculative securities, while adding exposure to higher-rated, defensive holdings. Finally, as a conservative vehicle, the strategic cash portion of the fund - managed by John Todd - was effective in providing reasonably steady returns to help offset capital market volatility.

Q. What's your outlook?

F.O. We remain cautious. While evidence of a strengthening economy is a positive for the equity markets, accounting and reporting uncertainties remain a concern. Continued cost cutting should help boost corporate earnings in 2002, but it may take some time for demand-driven earnings to rebound. That said, given the improving backdrop, it might be wise to consider becoming more aggressive.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: maximize total return over the long term by allocating assets among stocks, bonds, short-term instruments and other investments

Start date: January 3, 1995

Size: as of June 30, 2002, more than $340 million

Manager: Richard Habermann and Ford O'Neil, since 2001, Richard Habermann joined Fidelity in 1968; Ford O'Neil joined Fidelity in 1990

3

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Cardinal Health, Inc.	5.3
American International Group, Inc.	3.6
General Electric Co.	3.4
Fannie Mae	3.2
Microsoft Corp.	2.8
18.3
Top Five Market Sectors as of June 30, 2002
(stocks only)	% of fund's net assets
Financials	16.3
Health Care	13.0
Information Technology	7.7
Consumer Discretionary	6.9
Consumer Staples	6.3
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stock Class and equity futures	68.7%
Bond Class	24.9%
Short-Term Class	6.4%
* Foreign investments	3.6%

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 6.9%
Auto Components - 0.1%
Dana Corp.	21,100	$ 390,983
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp.	39,300	1,118,085
Household Durables - 0.1%
Leggett & Platt, Inc.	16,600	388,440
Media - 3.8%
AOL Time Warner, Inc. (a)	261,900	3,852,549
Clear Channel Communications, Inc. (a)	280,000	8,965,600
Cox Communications, Inc. Class A (a)	3,600	99,180
		12,917,329
Multiline Retail - 0.7%
Federated Department Stores, Inc. (a)	21,700	861,490
Target Corp.	29,200	1,112,520
Wal-Mart Stores, Inc.	10,000	550,100
		2,524,110
Specialty Retail - 1.9%
Home Depot, Inc.	106,100	3,897,053
Lowe's Companies, Inc.	52,400	2,378,960
		6,276,013
TOTAL CONSUMER DISCRETIONARY		23,614,960
CONSUMER STAPLES - 6.3%
Beverages - 1.9%
PepsiCo, Inc.	53,900	2,597,980
The Coca-Cola Co.	71,800	4,020,800
		6,618,780
Food & Drug Retailing - 1.8%
Albertson's, Inc.	69,200	2,107,832
CVS Corp.	109,500	3,350,700
Safeway, Inc. (a)	20,200	589,638
		6,048,170
Food Products - 0.0%
McCormick & Co., Inc. (non-vtg.)	4,500	115,875
Personal Products - 1.0%
Alberto-Culver Co.:
Class A	35,900	1,621,962
Class B	21,800	1,042,040
Gillette Co.	22,000	745,140
		3,409,142
Tobacco - 1.6%
Philip Morris Companies, Inc.	123,900	5,411,952
TOTAL CONSUMER STAPLES		21,603,919

	Shares	Value (Note 1)
ENERGY - 4.1%
Energy Equipment & Services - 0.4%
ENSCO International, Inc.	1,900	$ 51,794
GlobalSantaFe Corp.	11,100	303,585
Halliburton Co.	36,500	581,810
National-Oilwell, Inc. (a)	16,900	355,745
		1,292,934
Oil & Gas - 3.7%
ChevronTexaco Corp.	38,600	3,416,100
Conoco, Inc.	235,800	6,555,240
Exxon Mobil Corp.	68,500	2,803,020
		12,774,360
TOTAL ENERGY		14,067,294
FINANCIALS - 16.1%
Banks - 3.7%
Bank of America Corp.	27,500	1,934,900
Bank One Corp.	34,300	1,319,864
Comerica, Inc.	25,800	1,584,120
FleetBoston Financial Corp.	74,700	2,416,545
PNC Financial Services Group, Inc.	36,100	1,887,308
Synovus Financial Corp.	31,100	855,872
Wachovia Corp.	63,837	2,437,297
		12,435,906
Diversified Financials - 8.1%
Citigroup, Inc.	197,800	7,664,750
Fannie Mae	147,600	10,885,500
Goldman Sachs Group, Inc.	20,500	1,503,675
Merrill Lynch & Co., Inc.	98,000	3,969,000
Morgan Stanley	80,000	3,446,400
		27,469,325
Insurance - 4.3%
AFLAC, Inc.	9,400	300,800
Allmerica Financial Corp.	24,300	1,122,660
American International Group, Inc.	180,700	12,329,161
Hartford Financial Services Group, Inc.	17,900	1,064,513
		14,817,134
TOTAL FINANCIALS		54,722,365
HEALTH CARE - 13.0%
Health Care Equipment & Supplies - 0.8%
C.R. Bard, Inc.	16,300	922,254
Guidant Corp. (a)	62,100	1,877,283
		2,799,537
Health Care Providers & Services - 5.3%
Cardinal Health, Inc.	295,650	18,155,854
Pharmaceuticals - 6.9%
Abbott Laboratories	200	7,530
Bristol-Myers Squibb Co.	226,600	5,823,620
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Elan Corp. PLC sponsored ADR (a)	88,000	$ 481,360
Eli Lilly & Co.	2,000	112,800
Merck & Co., Inc.	55,700	2,820,648
Pfizer, Inc.	201,000	7,035,000
Schering-Plough Corp.	231,800	5,702,280
Wyeth	27,700	1,418,240
		23,401,478
TOTAL HEALTH CARE		44,356,869
INDUSTRIALS - 5.5%
Airlines - 0.1%
AMR Corp. (a)	11,900	200,634
Delta Air Lines, Inc.	12,900	258,000
		458,634
Building Products - 0.2%
Masco Corp.	29,200	791,612
Commercial Services & Supplies - 0.2%
First Data Corp.	15,000	558,000
Industrial Conglomerates - 4.2%
General Electric Co.	403,500	11,721,675
Tyco International Ltd.	195,600	2,642,556
		14,364,231
Machinery - 0.3%
Ingersoll-Rand Co. Ltd. Class A	18,900	862,974
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	24,900	747,000
Norfolk Southern Corp.	25,600	598,528
Union Pacific Corp.	5,500	348,040
		1,693,568
TOTAL INDUSTRIALS		18,729,019
INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	138,691	1,934,739
Comverse Technology, Inc. (a)	40,900	378,734
		2,313,473
Computers & Peripherals - 1.4%
Dell Computer Corp. (a)	144,100	3,766,774
EMC Corp. (a)	64,200	484,710
Sun Microsystems, Inc. (a)	90,400	452,904
		4,704,388
Electronic Equipment & Instruments - 0.3%
Solectron Corp. (a)	143,400	881,910
Internet Software & Services - 0.0%
Check Point Software Technologies Ltd. (a)	10,200	138,312

	Shares	Value (Note 1)
IT Consulting & Services - 0.0%
Electronic Data Systems Corp.	3,900	$ 144,885
Semiconductor Equipment & Products - 1.7%
Altera Corp. (a)	21,800	296,480
Analog Devices, Inc. (a)	13,800	409,860
Atmel Corp. (a)	40,000	250,400
Intel Corp.	71,300	1,302,651
Lattice Semiconductor Corp. (a)	17,100	149,454
Linear Technology Corp.	20,800	653,744
Micron Technology, Inc. (a)	42,100	851,262
Semtech Corp. (a)	12,600	336,420
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	47,300	614,900
United Microelectronics Corp. sponsored ADR	85,200	626,220
Xilinx, Inc. (a)	9,700	217,571
		5,708,962
Software - 3.6%
Adobe Systems, Inc.	14,200	404,700
Computer Associates International, Inc.	115,100	1,828,939
Microsoft Corp. (a)	171,300	9,370,110
Network Associates, Inc. (a)	12,400	238,948
Oracle Corp. (a)	34,400	325,768
VERITAS Software Corp. (a)	6,300	124,677
		12,293,142
TOTAL INFORMATION TECHNOLOGY		26,185,072
MATERIALS - 0.7%
Chemicals - 0.3%
Praxair, Inc.	14,400	820,368
Metals & Mining - 0.4%
Alcoa, Inc.	23,500	779,025
Ryerson Tull, Inc.	51,900	603,597
		1,382,622
TOTAL MATERIALS		2,202,990
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 4.3%
AT&T Corp.	87,100	931,970
BellSouth Corp.	111,000	3,496,500
McCaw International Ltd. warrants 4/16/07 (a)(f)	910	0
NTL, Inc. warrants 10/14/08 (a)	427	4
Ono Finance PLC rights 5/31/09 (a)(f)	310	3
Qwest Communications International, Inc.	161,300	451,640
SBC Communications, Inc.	149,300	4,553,650
Verizon Communications, Inc.	133,500	5,360,025
		14,793,792
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
Horizon PCS, Inc. warrants 10/1/10 (a)(f)	545	$ 9,810
Nextel Communications, Inc. Class A (a)	50,000	160,500
		170,310
TOTAL TELECOMMUNICATION SERVICES		14,964,102
UTILITIES - 1.3%
Electric Utilities - 1.2%
FirstEnergy Corp.	59,800	1,996,124
Southern Co.	41,500	1,137,100
TXU Corp.	18,800	969,140
		4,102,364
Multi-Utilities & Unregulated Power - 0.1%
AES Corp. (a)	29,200	158,264
TOTAL UTILITIES		4,260,628
TOTAL COMMON STOCKS (Cost $259,667,906)		224,707,218
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Diversified Financials - 0.2%
AES Trust VII $3.00	33,600	650,261
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (f)	508	102
TOTAL CONVERTIBLE PREFERRED STOCKS		650,363
Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	160	152,640
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	1,273	254,600
Wireless Telecommunication Services - 0.2%
Crown Castle International Corp. $127.50 pay-in-kind	503	236,410
Dobson Communications Corp.:
$122.50 pay-in-kind	1	500
$130.00 pay-in-kind	166	83,000

	Shares	Value (Note 1)
Nextel Communications, Inc. Series E, $111.25 pay-in-kind	1,177	$ 270,710
		590,620
TOTAL TELECOMMUNICATION SERVICES		845,220
TOTAL NONCONVERTIBLE PREFERRED STOCKS		997,860
TOTAL PREFERRED STOCKS (Cost $3,425,550)		1,648,223
Corporate Bonds - 20.6%
Ratings (unaudited) (j)		Principal Amount
Convertible Bonds - 2.2%
CONSUMER DISCRETIONARY - 0.5%
Media - 0.0%
EchoStar Communications Corp. 4.875% 1/1/07	Caa1	$ 230,000	175,519
Specialty Retail - 0.5%
Gap, Inc. 5.75% 3/15/09 (f)	Ba3	1,420,000	1,629,791
TOTAL CONSUMER DISCRETIONARY			1,805,310
FINANCIALS - 0.2%
Diversified Financials - 0.2%
Elan Finance Corp. Ltd. liquid yield option note 0% 12/14/18	Ba3	1,460,000	681,236
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Total Renal Care Holdings 7% 5/15/09 (f)	B2	200,000	195,875
INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.5%
CIENA Corp. 3.75% 2/1/08	Ba3	420,000	243,600
Comverse Technology, Inc. 1.5% 12/1/05	BB	810,000	631,824
Juniper Networks, Inc. 4.75% 3/15/07	B2	1,420,000	829,834
			1,705,258
Electronic Equipment & Instruments - 0.5%
Celestica, Inc. liquid yield option note 0% 8/1/20	Ba2	1,140,000	482,904
Sanmina-SCI Corp. 4.25% 5/1/04	Ba2	940,000	848,538
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Solectron Corp.:
liquid yield option note 0% 5/8/20	Ba3	$ 330,000	$ 188,100
0% 11/20/20	Ba3	420,000	196,350
			1,715,892
Semiconductor Equipment & Products - 0.4%
Agere Systems, Inc. 6.5% 12/15/09	B2	270,000	187,142
Atmel Corp. 0% 5/23/21	CCC+	246,000	72,275
LSI Logic Corp. 4% 2/15/05	Ba3	420,000	353,892
Transwitch Corp. 4.5% 9/12/05	B3	5,000	2,950
Vitesse Semiconductor Corp. 4% 3/15/05	B3	800,000	586,000
			1,202,259
TOTAL INFORMATION TECHNOLOGY			4,623,409
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc.:
4.75% 7/1/07	B3	80,000	36,600
5.25% 1/15/10	B3	165,000	69,927
6% 6/1/11	B3	440,000	197,472
			303,999
TOTAL CONVERTIBLE BONDS			7,609,829
Nonconvertible Bonds - 18.4%
CONSUMER DISCRETIONARY - 5.8%
Auto Components - 0.3%
Arvin Industries, Inc. 6.75% 3/15/08	Baa3	100,000	98,500
DaimlerChrysler North America Holding Corp. 7.2% 9/1/09	A3	50,000	52,184
Dana Corp. 10.125% 3/15/10 (f)	Ba3	340,000	348,500
Dura Operating Corp. 8.625% 4/15/12 (f)	B1	20,000	20,000
Lear Corp. 7.96% 5/15/05	Ba1	380,000	389,500
Stoneridge, Inc. 11.5% 5/1/12 (f)	B2	70,000	71,225
			979,909
Hotels, Restaurants & Leisure - 1.9%
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	B	140,000	147,000

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Domino's, Inc. 10.375% 1/15/09	B2	$ 300,000	$ 322,500
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	620,000	638,600
HMH Properties, Inc. 7.875% 8/1/08	Ba3	285,000	273,600
Horseshoe Gaming LLC 8.625% 5/15/09	B2	560,000	562,800
International Game Technology 8.375% 5/15/09	Ba1	220,000	231,000
La Quinta Inns, Inc. 7.25% 3/15/04	Ba3	190,000	188,575
MGM Mirage, Inc. 8.5% 9/15/10	Ba1	175,000	185,063
Penn National Gaming, Inc. 8.875% 3/15/10	B3	390,000	386,100
Premier Parks, Inc. 0% 4/1/08 (d)	B2	785,000	758,506
Station Casinos, Inc. 8.375% 2/15/08	B1	970,000	991,825
Sun International Hotels Ltd./Sun International North America, Inc.:
8.875% 8/15/11	B2	260,000	264,550
8.875% 8/15/11 (f)	B2	200,000	203,500
yankee 8.625% 12/15/07	B2	295,000	301,638
Tricon Global Restaurants, Inc.:
8.5% 4/15/06	Ba1	180,000	186,300
8.875% 4/15/11	Ba1	510,000	541,875
Wheeling Island Gaming, Inc. 10.125% 12/15/09	B3	410,000	422,300
			6,605,732
Household Durables - 0.5%
Beazer Homes USA, Inc.:
8.625% 5/15/11	Ba2	250,000	253,750
8.875% 4/1/08	Ba2	55,000	55,825
Champion Enterprises, Inc. 11.25% 4/15/07 (f)	B2	85,000	71,400
D.R. Horton, Inc. 8% 2/1/09	Ba1	200,000	197,000
KB Home 8.625% 12/15/08	Ba3	180,000	181,800
Lennar Corp. 7.625% 3/1/09	Ba1	150,000	151,500
Ryland Group, Inc. 9.125% 6/15/11	Ba3	220,000	233,200
Sealy Mattress Co. 9.875% 12/15/07	B3	240,000	242,400
Standard Pacific Corp. 9.25% 4/15/12	Ba3	120,000	120,000
WCI Communities, Inc. 10.625% 2/15/11	B1	70,000	73,500
			1,580,375
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.1%
The Hockey Co. 11.25% 4/15/09 (f)	B2	$ 295,000	$ 295,000
Media - 3.0%
AMC Entertainment, Inc.:
9.5% 2/1/11	Caa3	195,000	193,050
9.875% 2/1/12	Caa3	230,000	230,000
American Media Operations, Inc. 10.25% 5/1/09	B2	270,000	283,500
AOL Time Warner, Inc. 6.875% 5/1/12	Baa1	35,000	32,279
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	Ba1	110,000	108,132
Chancellor Media Corp.:
8% 11/1/08	Ba1	200,000	198,000
8.125% 12/15/07	Ba2	75,000	74,250
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (d)	B2	110,000	47,300
0% 4/1/11 (d)	B2	580,000	278,400
0% 5/15/11 (d)	B2	230,000	82,800
10% 4/1/09	B2	425,000	293,250
10.75% 10/1/09	B2	385,000	265,650
Corus Entertainment, Inc. 8.75% 3/1/12	B1	765,000	776,475
CSC Holdings, Inc.:
7.625% 4/1/11	Ba1	1,310,000	1,048,000
7.625% 7/15/18	Ba2	90,000	71,100
7.875% 2/15/18	Ba2	35,000	26,950
9.875% 4/1/23	BB-	70,000	52,500
EchoStar DBS Corp.:
9.125% 1/15/09 (f)	B1	380,000	347,700
9.375% 2/1/09	B1	670,000	623,100
Entravision Communications Corp. 8.125% 3/15/09 (f)	B3	470,000	472,350
Fox Family Worldwide, Inc. 9.25% 11/1/07	Baa1	195,000	206,700
Fox/Liberty Networks LLC/FLN Finance, Inc. 0% 8/15/07 (d)	Ba1	60,000	61,200
Lamar Media Corp.:
8.625% 9/15/07	Ba3	30,000	30,750
9.25% 8/15/07	B1	435,000	452,400
LBI Media, Inc. 10.125% 7/15/12	B3	240,000	240,000
News America Holdings, Inc. 7.75% 12/1/45	Baa3	100,000	93,337

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	$ 350,000	$ 355,250
Penton Media, Inc. 11.875% 10/1/07 (f)	B3	575,000	494,500
Quebecor Media, Inc. 11.125% 7/15/11	B2	10,000	9,800
Radio One, Inc. 8.875% 7/1/11	B3	1,185,000	1,185,000
Regal Cinemas Corp. 9.375% 2/1/12 (f)	B3	435,000	452,400
Telewest PLC yankee:
9.625% 10/1/06	Caa3	535,000	214,000
11% 10/1/07	Caa3	85,000	34,425
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa1	50,000	49,751
Yell Finance BV:
0% 8/1/11 (d)	B2	55,000	37,538
10.75% 8/1/11	B2	600,000	651,000
			10,072,837
Multiline Retail - 0.0%
Federated Department Stores, Inc. 6.79% 7/15/27	Baa1	80,000	84,019
TOTAL CONSUMER DISCRETIONARY			19,617,872
CONSUMER STAPLES - 0.8%
Beverages - 0.0%
Constellation Brands, Inc. 8.125% 1/15/12	Ba3	80,000	82,800
Food & Drug Retailing - 0.2%
Kroger Co. 6.8% 4/1/11	Baa3	65,000	67,638
Pathmark Stores, Inc. 8.75% 2/1/12	B2	110,000	112,200
Rite Aid Corp.:
6% 10/1/03 (f)	Caa3	60,000	56,550
6.125% 12/15/08 (f)	Caa3	235,000	138,650
6.875% 8/15/13	Caa3	165,000	100,650
Safeway, Inc. 6.5% 3/1/11	Baa2	65,000	66,971
			542,659
Food Products - 0.3%
Chiquita Brands International, Inc. 10.56% 3/15/09	-	190,000	197,600
Corn Products International, Inc. 8.25% 7/15/07	Ba1	315,000	311,825
Dean Foods Co.:
6.625% 5/15/09	B1	50,000	47,500
6.9% 10/15/17	B1	40,000	34,400
8.15% 8/1/07	B1	240,000	246,000
Del Monte Corp. 9.25% 5/15/11	B3	150,000	156,000
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Dole Food Co., Inc. 7.25% 5/1/09 (f)	Ba1	$ 20,000	$ 20,400
Michael Foods, Inc. 11.75% 4/1/11	B2	20,000	22,000
			1,035,725
Household Products - 0.1%
Fort James Corp. 6.875% 9/15/07	Ba1	60,000	56,700
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	60,000	61,500
10% 11/1/08	Ba3	290,000	334,950
			453,150
Personal Products - 0.2%
Revlon Consumer Products Corp.:
8.125% 2/1/06	Caa3	100,000	70,000
9% 11/1/06	Caa3	130,000	91,000
12% 12/1/05	Caa1	390,000	386,100
			547,100
Tobacco - 0.0%
Philip Morris Companies, Inc. 7% 7/15/05	A2	70,000	74,843
RJ Reynolds Tobacco Holdings, Inc. 6.5% 6/1/07	Baa2	30,000	30,716
			105,559
TOTAL CONSUMER STAPLES			2,766,993
ENERGY - 1.2%
Energy Equipment & Services - 0.2%
DI Industries, Inc. 8.875% 7/1/07	B1	135,000	137,700
Grant Prideco, Inc. 9.625% 12/1/07	Ba3	210,000	218,925
Key Energy Services, Inc. 8.375% 3/1/08	Ba3	100,000	102,250
Trico Marine Services, Inc. 8.875% 5/15/12 (f)	B2	120,000	119,100
			577,975
Oil & Gas - 1.0%
Alberta Energy Co. Ltd. 7.375% 11/1/31	Baa1	40,000	42,688
Chesapeake Energy Corp.:
8.125% 4/1/11	B1	610,000	602,375
8.375% 11/1/08	B1	230,000	228,275
8.5% 3/15/12	B1	425,000	419,688
Devon Energy Corp. 7.95% 4/15/32	Baa2	50,000	53,784

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Encore Acquisition Co. 8.375% 6/15/12 (f)	B2	$ 105,000	$ 105,000
Forest Oil Corp. 8% 12/15/11	Ba3	220,000	220,000
Magnum Hunter Resources, Inc. 9.6% 3/15/12 (f)	B2	70,000	72,450
Pemex Project Funding Master Trust 7.875% 2/1/09 (f)	Baa1	100,000	99,750
Petro-Canada 7% 11/15/28	Baa2	50,000	48,994
Plains Exploration & Production Co. LP 8.75% 7/1/12 (f)	-	250,000	245,940
Plains Resources, Inc.:
Series B, 10.25% 3/15/06	B2	732,000	755,790
Series D, 10.25% 3/15/06	B2	70,000	72,275
Suncor Energy, Inc. 7.15% 2/1/32	A3	35,000	36,005
The Coastal Corp. 9.625% 5/15/12	Baa2	75,000	83,060
Valero Energy Corp. 6.875% 4/15/12	Baa2	25,000	25,690
Vintage Petroleum, Inc. 8.25% 5/1/12 (f)	Ba3	370,000	364,450
			3,476,214
TOTAL ENERGY			4,054,189
FINANCIALS - 2.0%
Banks - 0.2%
Bank of America Corp.:
7.125% 9/15/06	Aa2	100,000	109,147
7.8% 2/15/10	Aa3	20,000	22,381
BankBoston Corp. 6.625% 2/1/04	A2	20,000	20,841
Den Danske Bank AS 6.375% 6/15/08 (f)(g)	Aa3	170,000	178,853
Fleet Financial Group, Inc. 7.125% 4/15/06	A2	40,000	43,059
MBNA America Bank NA 6.625% 6/15/12	Baa2	30,000	29,685
MBNA Corp. 7.5% 3/15/12	Baa2	45,000	47,919
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (g)	A1	50,000	52,270
7.816% 11/29/49	A1	100,000	108,886
			613,041
Diversified Financials - 1.4%
Abbey National Capital Trust I 8.963% 12/29/49 (e)	A1	100,000	115,450
Ahmanson Capital Trust I 8.36% 12/1/26 (f)	Baa1	125,000	132,290
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
American Airlines pass thru trust certificate:
7.8% 4/1/08	A	$ 280,000	$ 280,700
7.858% 4/1/13	Baa1	50,000	54,118
American General Finance Corp. 5.875% 7/14/06	A1	100,000	103,268
Amvescap PLC 5.9% 1/15/07	A2	25,000	25,316
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	370,000	370,000
Burlington Resources Finance Co. 7.4% 12/1/31 (f)	Baa1	50,000	52,282
Capital One Financial Corp. 7.125% 8/1/08	Baa3	100,000	93,613
CIT Group, Inc. 7.75% 4/2/12	A2	30,000	29,533
Continental Airlines, Inc. pass thru trust certificate 6.795% 8/2/18	Baa3	178,231	166,313
Countrywide Home Loans, Inc. 5.5% 8/1/06	A3	80,000	81,775
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12	Aa3	45,000	45,353
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	A3	20,000	21,457
7.92% 5/18/12	Baa1	190,000	196,825
10.06% 1/2/16	Ba1	80,000	75,200
Details Capital Corp. 0% 11/15/07 (d)	Caa1	85,000	80,750
Devon Financing Corp. ULC 6.875% 9/30/11	Baa2	25,000	26,036
Dobson/Sygnet Communications Co. 12.25% 12/15/08	B3	40,000	26,000
Ford Motor Credit Co.:
6.5% 1/25/07	A3	50,000	50,046
7.375% 10/28/09	A3	50,000	51,760
7.5% 3/15/05	A3	140,000	146,413
General Electric Capital Corp. 6% 6/15/12	Aaa	65,000	64,054
General Motors Acceptance Corp.:
6.75% 1/15/06	A2	40,000	41,528
6.875% 9/15/11	A2	190,000	188,635

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Goldman Sachs Group, Inc. 6.6% 1/15/12	A1	$ 125,000	$ 127,326
Household Finance Corp.:
6.375% 10/15/11	A2	20,000	19,132
6.5% 1/24/06	A2	40,000	40,895
8% 5/9/05	A2	15,000	16,158
J.P. Morgan Chase & Co. 5.35% 3/1/07	Aa3	100,000	101,241
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. II:
9.125% 1/15/11 (f)	B1	100,000	96,000
10.5% 6/15/09 (f)	B1	40,000	40,400
Morgan Stanley 6.6% 4/1/12	Aa3	40,000	40,763
Newcourt Credit Group, Inc. 6.875% 2/16/05	A2	80,000	76,939
NiSource Finance Corp. 7.875% 11/15/10	Baa3	125,000	129,188
Northwest Airlines pass thru trust certificate:
6.81% 2/1/20	A3	100,543	97,489
7.248% 7/2/14	Ba2	128,720	109,232
7.575% 3/1/19	A3	83,684	85,492
7.691% 4/1/17	Baa2	20,000	19,610
8.304% 9/1/10	Ba2	87,680	82,858
Petronas Capital Ltd. 7% 5/22/12 (f)	Baa1	80,000	81,300
PTC International Finance BV 0% 7/1/07 (d)	B1	425,000	429,250
PTC International Finance II SA 11.25% 12/1/09	B1	345,000	348,450
SESI LLC 8.875% 5/15/11	B1	30,000	30,300
Sprint Capital Corp.:
6.875% 11/15/28	Baa3	125,000	78,241
8.75% 3/15/32	Baa3	25,000	18,802
TXU Eastern Funding 6.75% 5/15/09	Baa1	120,000	120,658
			4,708,439
Insurance - 0.0%
Principal Life Global Funding I 6.25% 2/15/12 (f)	Aa2	35,000	35,866
Real Estate - 0.4%
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	100,000	103,995
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09 (f)	Ba3	320,000	323,200
Duke-Weeks Realty LP 6.875% 3/15/05	Baa1	100,000	104,812
EOP Operating LP 7.75% 11/15/07	Baa1	200,000	219,091
ERP Operating LP 7.1% 6/23/04	Baa1	100,000	105,252
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
LNR Property Corp. 10.5% 1/15/09	Ba3	$ 175,000	$ 180,250
Regency Centers LP 6.75% 1/15/12	Baa2	45,000	46,010
Senior Housing Properties Trust 8.625% 1/15/12	Ba2	420,000	432,600
			1,515,210
TOTAL FINANCIALS			6,872,556
HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 0.2%
ALARIS Medical Systems, Inc.:
9.75% 12/1/06	Caa1	150,000	147,750
11.625% 12/1/06	B2	165,000	183,975
Boston Scientific Corp. 6.625% 3/15/05	Baa2	110,000	111,100
Sybron Dental Specialties, Inc. 8.125% 6/15/12 (f)	B2	40,000	40,000
			482,825
Health Care Providers & Services - 0.9%
Alderwoods Group, Inc. 11% 1/2/07	-	410,000	412,050
Coventry Health Care, Inc. 8.125% 2/15/12	Ba3	200,000	204,000
Fountain View, Inc. 11.25% 4/15/08 (c)	-	460,000	276,000
HealthSouth Corp.:
7.625% 6/1/12 (f)	Ba1	70,000	68,600
8.375% 10/1/11	Ba1	260,000	271,700
8.5% 2/1/08	Ba1	110,000	112,750
10.75% 10/1/08	Ba2	120,000	131,100
PacifiCare Health Systems, Inc. 10.75% 6/1/09 (f)	B3	235,000	237,350
Service Corp. International (SCI):
6.3% 3/15/03	B1	140,000	135,800
7.2% 6/1/06	B1	120,000	112,800
Stewart Enterprises, Inc. 10.75% 7/1/08	B2	210,000	233,100
Triad Hospitals, Inc. 8.75% 5/1/09	B1	575,000	603,750
Unilab Corp. 12.75% 10/1/09	B3	97,000	113,005
Vanguard Health Systems, Inc. 9.75% 8/1/11	B3	180,000	187,200
			3,099,205

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Pharmaceuticals - 0.2%
aaiPharma, Inc. 11% 4/1/10 (f)	Caa1	$ 250,000	$ 232,500
Biovail Corp. 7.875% 4/1/10	B2	450,000	434,250
			666,750
TOTAL HEALTH CARE			4,248,780
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 8.5% 5/15/11	B2	395,000	410,800
Transdigm, Inc. 10.375% 12/1/08 (f)	B3	70,000	71,750
			482,550
Airlines - 0.1%
Delta Air Lines, Inc.:
8.3% 12/15/29	Ba3	290,000	208,800
8.54% 1/2/07	Ba1	52,729	49,565
			258,365
Commercial Services & Supplies - 0.8%
Allied Waste North America, Inc.:
7.625% 1/1/06	Ba3	495,000	475,200
7.875% 1/1/09	Ba3	40,000	38,500
8.875% 4/1/08	Ba3	390,000	386,100
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	210,000	209,475
Browning-Ferris Industries, Inc. 6.375% 1/15/08	Ba3	220,000	200,200
Iron Mountain, Inc.:
8.25% 7/1/11	B2	125,000	125,000
8.625% 4/1/13	B2	215,000	218,763
8.75% 9/30/09	B2	60,000	61,050
JohnsonDiversey, Inc. 9.625% 5/15/12 (f)	B2	295,000	308,275
Mail-Well I Corp. 9.625% 3/15/12 (f)	B1	210,000	212,100
Pierce Leahy Command Co. yankee 8.125% 5/15/08	B2	85,000	85,638
Pierce Leahy Corp. 9.125% 7/15/07	B2	115,000	119,025
World Color Press, Inc.:
7.75% 2/15/09	Baa2	180,000	180,000
8.375% 11/15/08	Baa2	30,000	30,900
			2,650,226
Machinery - 0.1%
AGCO Corp. 9.5% 5/1/08	Ba3	60,000	63,600
Dunlop Standard Aerospace Holdings PLC 11.875% 5/15/09	B3	55,000	58,025
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Joy Global, Inc. 8.75% 3/15/12	B2	$ 100,000	$ 102,000
Tyco International Group SA yankee 6.375% 10/15/11	Ba2	330,000	252,618
			476,243
Marine - 0.3%
Teekay Shipping Corp. 8.875% 7/15/11	Ba2	775,000	806,000
Transport Maritima Mexicana SA de CV yankee:
9.5% 5/15/03	B2	170,000	142,800
10.25% 11/15/06	B2	320,000	230,400
			1,179,200
Road & Rail - 0.4%
Kansas City Southern Railway Co.:
7.5% 6/15/09 (f)	Ba2	340,000	340,000
9.5% 10/1/08	Ba2	40,000	43,200
TFM SA de CV 11.75% 6/15/09	B1	885,000	834,113
			1,217,313
TOTAL INDUSTRIALS			6,263,897
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.1%
L-3 Communications Corp. 7.625% 6/15/12 (f)	Ba3	240,000	240,000
Motorola, Inc. 8% 11/1/11	Baa2	45,000	43,914
			283,914
Computers & Peripherals - 0.1%
Compaq Computer Corp. 7.65% 8/1/05	Baa2	40,000	42,712
Hewlett-Packard Co. 6.5% 7/1/12	A3	65,000	64,675
Seagate Technology HDD Holdings 8% 5/15/09 (f)	Ba2	180,000	179,100
			286,487
Electronic Equipment & Instruments - 0.1%
Fisher Scientific International, Inc. 8.125% 5/1/12 (f)	B3	125,000	124,063
Flextronics International Ltd. 9.875% 7/1/10	Ba2	260,000	269,100
Solectron Corp. 9.625% 2/15/09	Ba3	170,000	154,700
			547,863

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Office Electronics - 0.1%
Xerox Corp. 9.75% 1/15/09 (f)	B1	$ 295,000	$ 241,900
Semiconductor Equipment & Products - 0.3%
Fairchild Semiconductor Corp.:
10.375% 10/1/07	B2	120,000	124,200
10.5% 2/1/09	B2	80,000	84,400
Micron Technology, Inc. 6.5% 9/30/05 (i)	Ba2	1,000,000	890,000
			1,098,600
TOTAL INFORMATION TECHNOLOGY			2,458,764
MATERIALS - 1.8%
Chemicals - 0.4%
Compass Minerals Group, Inc. 10% 8/15/11	B3	350,000	367,500
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (f)	B3	120,000	122,400
Huntsman International LLC 9.875% 3/1/09 (f)	B3	275,000	276,375
Lyondell Chemical Co.:
9.5% 12/15/08	Ba3	115,000	106,950
9.625% 5/1/07	Ba3	130,000	123,500
9.875% 5/1/07	Ba3	80,000	76,400
OM Group, Inc. 9.25% 12/15/11	B3	370,000	381,100
			1,454,225
Containers & Packaging - 0.7%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09 (f)	B2	505,000	507,525
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	190,000	181,450
7.35% 5/15/08	B3	80,000	72,000
7.5% 5/15/10	B3	70,000	63,525
7.8% 5/15/18	B3	30,000	25,800
7.85% 5/15/04	B3	320,000	312,800
8.1% 5/15/07	B3	150,000	140,250
Packaging Corp. of America 9.625% 4/1/09	Ba2	375,000	403,125
Riverwood International Corp. 10.625% 8/1/07	B3	275,000	286,000
Sealed Air Corp.:
6.95% 5/15/09 (f)	Baa3	300,000	267,000
8.75% 7/1/08 (f)	Baa3	120,000	124,200
			2,383,675
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - 0.5%
AK Steel Corp.:
7.75% 6/15/12 (f)	B1	$ 300,000	$ 298,500
7.875% 2/15/09	B1	170,000	169,150
9.125% 12/15/06	B1	110,000	115,225
Freeport-McMoRan Copper & Gold, Inc.:
7.2% 11/15/26	B3	575,000	553,438
7.5% 11/15/06	B3	80,000	72,400
Phelps Dodge Corp. 8.75% 6/1/11	Baa3	390,000	399,750
			1,608,463
Paper & Forest Products - 0.2%
Georgia-Pacific Group:
7.5% 5/15/06	Ba1	30,000	29,250
8.125% 5/15/11	Ba1	100,000	96,000
Norske Skog Canada Ltd. 8.625% 6/15/11	Ba2	40,000	41,000
Stone Container Corp.:
8.375% 7/1/12 (f)	B2	170,000	171,275
9.75% 2/1/11	B2	205,000	219,350
Weyerhaeuser Co.:
6.75% 3/15/12 (f)	Baa2	50,000	51,776
7.375% 3/15/32 (f)	Baa2	150,000	153,225
			761,876
TOTAL MATERIALS			6,208,239
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.9%
AT&T Corp.:
6.5% 3/15/29	Baa2	100,000	69,000
8% 11/15/31 (f)	Baa2	30,000	23,400
British Telecommunications PLC 8.875% 12/15/30	Baa1	80,000	87,133
Citizens Communications Co. 8.5% 5/15/06	Baa2	70,000	67,743
Deutsche Telekom International Finance BV 8.25% 6/15/05 (e)	Baa1	50,000	51,158
Diamond Cable Communications PLC yankee:
10.75% 2/15/07 (c)	Ca	555,000	138,750
11.75% 12/15/05 (c)	Ca	345,000	86,250
Koninklijke KPN NV yankee 7.5% 10/1/05	Baa3	100,000	101,818
NTL Communications Corp.:
0% 10/1/08 (c)(d)	Ca	660,000	171,600
11.5% 10/1/08 (c)	Ca	390,000	117,000
NTL, Inc. 0% 4/1/08 (c)(d)	Ca	75,000	20,250

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Pacific Northwest Bell Tel.Co. 4.5% 4/1/03	Baa3	$ 35,000	$ 34,475
Qwest Corp.
8.875% 3/15/12 (f)	Baa3	530,000	471,700
Rogers Cantel, Inc. yankee 9.375% 6/1/08	Baa3	185,000	123,950
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	100,000	100,293
Telefonos de Mexico SA de CV 8.25% 1/26/06	A3	100,000	102,000
Teleglobe Canada, Inc. yankee 7.7% 7/20/29 (c)	C	5,000	100
Telewest Communications PLC:
9.875% 2/1/10	Caa3	185,000	74,000
11.25% 11/1/08	Caa3	170,000	68,000
Tritel PCS, Inc. 0% 5/15/09 (d)	Baa2	374,000	299,200
U.S. West Communications 7.2% 11/1/04	Baa3	335,000	298,150
Verizon New York, Inc. 7.375% 4/1/32	A1	25,000	23,581
WorldCom, Inc.:
6.4% 8/15/05 (c)	Ca	260,000	42,900
6.5% 5/15/04 (c)	Ca	45,000	7,425
7.375% 1/15/06 (c)(f)	CCC-	40,000	6,600
7.5% 5/15/11 (c)	Ca	1,075,000	177,375
8% 5/16/06 (c)	Ca	230,000	37,950
8.25% 5/15/31 (c)	Ca	535,000	88,275
			2,890,076
Wireless Telecommunication Services - 1.1%
AT&T Wireless Services, Inc.:
7.875% 3/1/11	Baa2	50,000	40,387
8.75% 3/1/31	Baa2	50,000	38,615
Crown Castle International Corp.:
9.375% 8/1/11	B3	90,000	56,700
9.5% 8/1/11	B3	35,000	21,875
10.75% 8/1/11	B3	110,000	70,950
Dobson Communications Corp. 10.875% 7/1/10	B3	15,000	9,750
Echostar Broadband Corp. 10.375% 10/1/07	B1	455,000	436,800
Millicom International Cellular SA 13.5% 6/1/06	Caa1	490,000	171,500
Nextel Communications, Inc.:
0% 10/31/07 (d)	B3	1,250,000	650,000
0% 2/15/08 (d)	B3	160,000	75,200
Orange PLC yankee 9% 6/1/09	Baa3	365,000	317,550
PanAmSat Corp.:
6.125% 1/15/05	Ba2	150,000	136,500
6.375% 1/15/08	Ba2	230,000	213,900
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Rogers Wireless, Inc. 9.625% 5/1/11	Baa3	$ 250,000	$ 167,500
SpectraSite Holdings, Inc.:
0% 3/15/10 (d)	Caa3	515,000	133,900
10.75% 3/15/10	Caa3	265,000	116,600
12.5% 11/15/10	Caa3	185,000	83,250
TeleCorp PCS, Inc.:
0% 4/15/09 (d)	Baa2	245,000	196,000
10.625% 7/15/10	Baa2	88,000	83,600
VoiceStream Wireless Corp. 0% 11/15/09 (d)	Baa2	1,061,000	774,530
			3,795,107
TOTAL TELECOMMUNICATION SERVICES			6,685,183
UTILITIES - 1.0%
Electric Utilities - 0.6%
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (f)	Baa2	50,000	52,804
Avon Energy Partners Holdings 6.46% 3/4/08 (f)	Baa3	130,000	126,963
CMS Energy Corp.:
7.5% 1/15/09	B3	160,000	113,600
8.375% 7/1/03	B3	305,000	250,100
9.875% 10/15/07	B3	295,000	221,250
Dominion Resources, Inc. 6.25% 6/30/12	Baa1	40,000	39,788
Edison International 6.875% 9/15/04	B3	140,000	127,400
FirstEnergy Corp. 6.45% 11/15/11	Baa2	85,000	82,526
Illinois Power Co. 7.5% 6/15/09	Baa2	60,000	56,790
Israel Electric Corp. Ltd. 7.75% 12/15/27 (f)	A3	80,000	66,842
Pacific Gas & Electric Co.:
6.75% 10/1/23	B3	105,000	94,500
7.05% 3/1/24	B3	55,000	50,600
9.625% 11/1/05 (f)	Caa2	180,000	180,000
PSEG Energy Holdings, Inc.:
8.5% 6/15/11	Baa3	60,000	55,800
8.625% 2/15/08	Baa3	190,000	180,500
PSI Energy, Inc. 6.65% 6/15/06	A3	75,000	77,835
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	50,000	45,415
Sierra Pacific Power Co. 8% 6/1/08	Ba2	100,000	95,000

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Southern California Edison Co. 7.625% 1/15/10	Ba3	$ 245,000	$ 222,950
TECO Energy, Inc. 7% 5/1/12	A3	50,000	52,436
Texas Utilities Co. 6.375% 1/1/08	Baa3	10,000	10,084
			2,203,183
Gas Utilities - 0.0%
CMS Panhandle Holding Co. 6.5% 7/15/09	Ba2	40,000	31,600
Consolidated Natural Gas Co. 6.85% 4/15/11	A3	25,000	26,016
El Paso Energy Corp. 7.75% 1/15/32	Baa2	30,000	27,820
Kinder Morgan Energy Partners LP 7.125% 3/15/12	Baa1	25,000	26,440
Panhandle Eastern Pipe Line Co. 7.2% 8/15/24	Ba2	30,000	22,500
Sempra Energy 7.95% 3/1/10	A2	40,000	42,643
			177,019
Multi-Utilities & Unregulated Power - 0.4%
AES Corp.:
9.375% 9/15/10	Ba3	355,000	220,100
9.5% 6/1/09	Ba3	445,000	289,250
Western Resources, Inc.:
7.875% 5/1/07 (f)	Ba1	290,000	287,825
9.75% 5/1/07 (f)	Ba2	320,000	307,200
Williams Companies, Inc.:
7.125% 9/1/11	Baa3	30,000	24,294
7.5% 1/15/31	Baa2	35,000	25,135
			1,153,804
TOTAL UTILITIES			3,534,006
TOTAL NONCONVERTIBLE BONDS			62,710,479
TOTAL CORPORATE BONDS (Cost $74,878,494)			70,320,308
U.S. Government and Government Agency Obligations - 1.5%

U.S. Government Agency Obligations - 0.2%
Fannie Mae:
5.5% 5/2/06	Aa2	125,000	131,304
6.25% 2/1/11	Aa2	65,000	68,325
7.25% 5/15/30	Aaa	105,000	119,566
Freddie Mac:
5.5% 7/15/06	Aaa	170,000	178,311
U.S. Government and Government Agency Obligations - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.75% 1/15/12	Aaa	$ 150,000	$ 154,112
5.875% 3/21/11	Aa2	205,000	210,118
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			861,736
U.S. Treasury Obligations - 1.3%
U.S. Treasury Bills, yield at date of purchase 1.67% to 1.73% 7/25/02 to 8/8/02 (k)	-	550,000	549,079
U.S. Treasury Bonds:
6.25% 5/15/30	Aaa	220,000	238,313
6.625% 2/15/27	Aaa	50,000	56,141
8.125% 8/15/19	Aaa	80,000	102,472
8.875% 8/15/17	Aaa	50,000	67,441
8.875% 2/15/19	Aaa	259,000	352,273
U.S. Treasury Notes:
3.375% 4/30/04	Aaa	1,275,000	1,288,451
3.5% 11/15/06	Aaa	180,000	176,794
6.125% 8/15/07	Aaa	30,000	32,698
6.5% 2/15/10	Aaa	280,000	313,006
7% 7/15/06	Aaa	1,050,000	1,172,841
7.25% 8/15/04	Aaa	20,000	21,753
TOTAL U.S. TREASURY OBLIGATIONS			4,371,262
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,115,471)			5,232,998
U.S. Government Agency - Mortgage Securities - 2.2%

Fannie Mae - 1.7%
5.5% 1/1/32	Aaa	257,743	250,192
6% 4/1/13 to 6/1/32	Aaa	1,725,031	1,744,829
6.5% 5/1/17 to 6/1/31	Aaa	2,837,735	2,910,238
6.5% 7/1/32 (l)	Aaa	260,000	264,956
6.5% 7/1/32 (l)	Aaa	187,218	190,787
7.5% 5/1/24 to 2/1/28	Aaa	189,839	200,408
TOTAL FANNIE MAE			5,561,410
Freddie Mac - 0.0%
7.5% 8/1/28	Aaa	61,454	64,943
Government National Mortgage Association - 0.5%
6.5% 8/15/27	Aaa	409,921	420,617
7% 7/15/28 to 7/15/31	Aaa	448,755	467,199

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
7% 7/1/32 (l)	Aaa	$ 423,000	$ 439,127
7.5% 1/15/26 to 8/15/28	Aaa	380,569	402,984
8.5% 11/15/30	Aaa	55,305	59,214
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			1,789,141
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,191,517)			7,415,494
Asset-Backed Securities - 0.2%

BankAmerica Manufacturing Housing Contract Trust V 6.2% 4/10/09	Aaa	66,117	66,262
CIT Marine Trust 5.8% 4/15/10	Aaa	51,040	51,742
CSXT Trade Receivables Master Trust 6% 7/26/04	Aaa	180,000	185,262
DaimlerChrysler Auto Trust 5.16% 1/6/05	Aaa	130,000	133,276
Ford Credit Auto Owner Trust 5.71% 9/15/05	A1	35,000	36,548
Household Private Label Credit Card Master Note Trust I 5.5% 1/18/11	Aaa	125,000	129,829
Sears Credit Account Master Trust II 7.5% 11/15/07	A2	50,000	52,840
UAF Auto Grantor Trust 6.1% 1/15/03 (f)	Aaa	14,926	14,913
TOTAL ASSET-BACKED SECURITIES (Cost $652,741)			670,672
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.0%
Credit-Based Asset Servicing and Securitization LLC weighted average coupon Series 1997-2 Class 2B, 7.0192% 12/29/25 (f)(g)	Ba3	65,496	31,774
U.S. Government Agency - 0.1%
Fannie Mae:
REMIC planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	Aaa	100,000	102,417
Collateralized Mortgage Obligations - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 1999-57 Class PH, 6.5% 12/25/29	Aaa	$ 100,000	$ 101,484
sequential pay Series 2000-49 Class A, 8% 3/18/27	Aaa	90,953	97,906
TOTAL U.S. GOVERNMENT AGENCY			301,807
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $315,116)			333,581
Commercial Mortgage Securities - 0.6%

Asset Securitization Corp. sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	AAA	150,664	161,473
Banc America Commercial Mortgage, Inc. Series 2001-1 Class X, 1.341% 4/15/36 (g)(h)	Aaa	408,534	26,682
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	AA	98,926	105,090
Class B, 7.48% 2/1/08	A	80,000	86,738
CS First Boston Mortgage Securities Corp. Series 1998-C1 Class D, 7.17% 1/17/12	Baa3	70,000	72,097
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 7/15/12	Baa2	140,000	138,688
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.168% 4/29/39 (f)(g)	-	320,000	258,500
FMAC Loan Receivables Trust weighted average coupon Series 1997-A Class E, 8.1258% 4/15/19 (f)(g)	-	250,000	5,000
G Force CDO 2001 Ltd./G Force CDO 2001 1 Corp. Series 2001-1A Class E, 8.8% 1/20/12 (f)	BBB-	67,862	66,675
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 1996-C1 Class F, 7.86% 11/15/06 (f)	Ba1	250,000	248,203

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (g)	Baa3	$ 180,000	$ 177,300
LTC Commercial Mortgage pass thru trust certificate:
sequential pay Series 1998-1 Class A, 6.029% 5/30/30 (f)	AAA	97,517	100,656
Series 1996-1 Class E, 9.16% 4/15/28	B+	500,000	391,875
Structured Asset Securities Corp. Series 1996-CFL Class E, 7.75% 2/25/28	AAA	80,000	81,675
Thirteen Affiliates of General Growth Properties, Inc. Series 1:
Class D2, 6.992% 12/15/10 (f)	Baa2	140,000	145,338
Class E2, 7.224% 12/15/10 (f)	Baa3	100,000	103,063
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,459,088)			2,169,053
Foreign Government and Government Agency Obligations - 0.1%

Chilean Republic 7.125% 1/11/12	Baa1	40,000	40,375
Malaysian Government 7.5% 7/15/11	Baa2	25,000	26,563
Polish Government 6.25% 7/3/12	Baa1	50,000	50,055
United Mexican States 9.875% 2/1/10	Baa2	80,000	89,400
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $199,074)			206,393
Money Market Funds - 9.6%
	Shares
Fidelity Cash Central Fund, 1.89% (b)	26,676,016	26,676,016
Fidelity Securities Lending Cash Central Fund, 1.93% (b)	5,975,275	5,975,275
TOTAL MONEY MARKET FUNDS (Cost $32,651,291)		32,651,291
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $386,556,248)		345,355,231
NET OTHER ASSETS - (1.4)%		(4,802,967)
NET ASSETS - 100%		$ 340,552,264
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
31 S&P 500 Index Contracts	Sept. 2002	$ 7,673,275	$ (52,356)
The face value of futures purchased as a percentage of net assets - 2.3%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,540,007 or 4.0% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Micron Technology, Inc. 6.5% 9/30/05	11/1/99	$ 787,500
(j) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $524,121.
(l) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Ratings
Aaa, Aa, A	4.8%
Baa	2.7%
Ba	6.4%
B	9.3%
Caa, Ca, C	1.2%
D	0.0%
Not rated	0.4%
Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality.

Purchases and sales of securities, other than short-term securities, aggregated $379,906,205 and $416,873,803, respectively, of which long-term U.S. government and government agency obligations aggregated $32,170,724 and $33,692,761, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $26,042 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $890,000 or 0.3% of net assets.

Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $391,495,304. Net unrealized depreciation aggregated $46,140,073, of which $8,521,769 related to appreciated investment securities and $54,661,842 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $54,724,000 all of which will expire on December 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Asset Manager: Growth Portfolio

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,851,924) (cost $386,556,248) - See accompanying schedule		$ 345,355,231
Cash		153,017
Receivable for investments sold		3,353,291
Receivable for fund shares sold		10,084
Dividends receivable		294,808
Interest receivable		1,728,826
Other receivables		18,135
Total assets		350,913,392
Liabilities
Payable for investments purchased
Regular delivery	$ 2,893,929
Delayed delivery	893,937
Payable for fund shares redeemed	367,238
Accrued management fee	171,871
Distribution fees payable	1,665
Payable for daily variation on futures contracts	14,725
Other payables and accrued expenses	42,488
Collateral on securities loaned, at value	5,975,275
Total liabilities		10,361,128
Net Assets		$ 340,552,264
Net Assets consist of:
Paid in capital		$ 428,295,402
Undistributed net investment income		6,941,936
Accumulated undistributed net realized gain (loss) on investments		(53,431,904)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(41,253,170)
Net Assets		$ 340,552,264
Initial Class: Net Asset Value, offering price and redemption price per share ($328,320,328 ÷ 30,788,768 shares)		$ 10.66
Service Class: Net Asset Value, offering price and redemption price per share ($7,605,499 ÷ 717,126 shares)		$ 10.61
Service Class 2: Net Asset Value, offering price and redemption price per share ($4,626,437 ÷ 438,007 shares)		$ 10.56

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 1,695,227
Interest		4,794,279
Security lending		10,309
Total income		6,499,815
Expenses
Management fee	$ 1,124,115
Transfer agent fees	135,761
Distribution fees	10,831
Accounting and security lending fees	73,630
Non-interested trustees' compensation	663
Custodian fees and expenses	18,392
Audit	16,649
Legal	1,274
Miscellaneous	19,909
Total expenses before reductions	1,401,224
Expense reductions	(99,285)	1,301,939
Net investment income (loss)		5,197,876
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	6,771,018
Futures contracts	(745,796)
Total net realized gain (loss)		6,025,222
Change in net unrealized appreciation (depreciation) on: Investment securities	(62,186,261)
Assets and liabilities in foreign currencies	6
Futures contracts	(52,356)
Total change in net unrealized appreciation (depreciation)		(62,238,611)
Net gain (loss)		(56,213,389)
Net increase (decrease) in net assets resulting from operations		$ (51,015,513)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,197,876	$ 11,049,699
Net realized gain (loss)	6,025,222	(61,039,175)
Change in net unrealized appreciation (depreciation)	(62,238,611)	12,082,275
Net increase (decrease) in net assets resulting from operations	(51,015,513)	(37,907,201)
Distributions to shareholders from net investment income	(10,416,607)	(13,343,864)
Distributions to shareholders from net realized gain	-	(16,105,049)
Total distributions	(10,416,607)	(29,448,913)
Share transactions - net increase (decrease)	(12,043,877)	(16,320,571)
Total increase (decrease) in net assets	(73,475,997)	(83,676,685)
Net Assets
Beginning of period	414,028,261	497,704,946
End of period (including undistributed net investment income of $6,941,936 and undistributed net investment income of $12,720,942, respectively)	$ 340,552,264	$ 414,028,261
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	995,820	43,163	47,320
Reinvested	852,581	19,176	10,444
Redeemed	(2,861,044)	(110,163)	(39,266)
Net increase (decrease)	(1,012,643)	(47,824)	18,498
Dollars
Sold	$ 11,822,542	$ 532,927	$ 560,205
Reinvested	10,068,980	225,322	122,305
Redeemed	(33,613,874)	(1,308,776)	(453,508)
Net increase (decrease)	$ (11,722,352)	$ (550,527)	$ 229,002

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2
Sold	2,648,332	86,383	262,678
Reinvested	2,071,741	53,533	15,343
Redeemed	(6,380,641)	(244,489)	(74,696)
Net increase (decrease)	(1,660,568)	(104,573)	203,325
Dollars
Sold	$ 33,703,712	$ 1,109,889	$ 3,373,478
Reinvested	28,507,157	732,326	209,431
Redeemed	(80,043,164)	(3,021,914)	(891,486)
Net increase (decrease)	$ (17,832,295)	$ (1,179,699)	$ 2,691,423

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 10,068,980	$ 225,322	$ 122,305
From net realized gain	-	-	-
Total	$ 10,068,980	$ 225,322	$ 122,305

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 12,927,664	$ 322,572	$ 93,628
From net realized gain	15,579,493	409,753	115,803
Total	$ 28,507,157	$ 732,325	$ 209,431

See accompanying notes which are an integral part of the financial statements.

Asset Manager: Growth Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 12.56	$ 14.41	$ 18.38	$ 17.03	$ 16.36	$ 13.10
Income from Investment Operations
Net investment income (loss) E	.16	.32	.42	.40	.41	.36
Net realized and unrealized gain (loss)	(1.74)	(1.31)	(2.52)	2.04	2.19	2.92
Total from investment operations	(1.58)	(.99)	(2.10)	2.44	2.60	3.28
Distributions from net investment income	(.32)	(.39)	(.37)	(.41)	(.34)	-
Distributions from net realized gain	-	(.47)	(1.50)	(.68)	(1.59)	(.02)
Total distributions	(.32)	(.86)	(1.87)	(1.09)	(1.93)	(.02)
Net asset value, end of period	$ 10.66	$ 12.56	$ 14.41	$ 18.38	$ 17.03	$ 16.36
Total Return B,C,D	(12.83)%	(7.39)%	(12.47)%	15.26%	17.57%	25.07%
Ratios to Average Net Assets F
Expenses before expense reductions	.72% A	.73%	.69%	.71%	.73%	.77%
Expenses net of voluntary waivers, if any	.72% A	.73%	.69%	.71%	.73%	.77%
Expenses net of all reductions	.66% A	.72%	.68%	.70%	.72%	.76%
Net investment income (loss)	2.69% A	2.55%	2.61%	2.38%	2.60%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 328,320	$ 399,273	$ 482,165	$ 580,555	$ 528,874	$ 483,231
Portfolio turnover rate	206% A	111%	147%	92%	98%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.47	$ 14.32	$ 18.28	$ 16.96	$ 16.35	$ 15.94
Income from Investment Operations
Net investment income (loss) E	.15	.31	.40	.38	.40	.07
Net realized and unrealized gain (loss)	(1.71)	(1.32)	(2.50)	2.03	2.14	.34
Total from investment operations	(1.56)	(1.01)	(2.10)	2.41	2.54	.41
Distributions from net investment income	(.30)	(.37)	(.36)	(.41)	(.34)	-
Distributions from net realized gain	-	(.47)	(1.50)	(.68)	(1.59)	-
Total distributions	(.30)	(.84)	(1.86)	(1.09)	(1.93)	-
Net asset value, end of period	$ 10.61	$ 12.47	$ 14.32	$ 18.28	$ 16.96	$ 16.35
Total Return B,C,D	(12.74)%	(7.57)%	(12.54)%	15.13%	17.18%	2.57%
Ratios to Average Net Assets G
Expenses before expense reductions	.82% A	.83%	.80%	.82%	.89%	.88% A
Expenses net of voluntary waivers, if any	.82% A	.83%	.80%	.82%	.89%	.87% A
Expenses net of all reductions	.77% A	.82%	.79%	.81%	.88%	.87% A
Net investment income (loss)	2.58% A	2.44%	2.50%	2.27%	2.65%	2.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,605	$ 9,542	$ 12,449	$ 10,825	$ 3,165	$ 10
Portfolio turnover rate	206% A	111%	147%	92%	98%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.43	$ 14.30	$ 17.78
Income from Investment Operations
Net investment income (loss) E	.14	.28	.34
Net realized and unrealized gain (loss)	(1.72)	(1.30)	(1.96)
Total from investment operations	(1.58)	(1.02)	(1.62)
Distributions from net investment income	(.29)	(.38)	(.36)
Distributions from net realized gain	-	(.47)	(1.50)
Total distributions	(.29)	(.85)	(1.86)
Net asset value, end of period	$ 10.56	$ 12.43	$ 14.30
Total Return B,C,D	(12.94)%	(7.66)%	(10.21)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.01% A	1.00%	.97% A
Expenses net of voluntary waivers, if any	1.01% A	1.00%	.97% A
Expenses net of all reductions	.96% A	.99%	.95% A
Net investment income (loss)	2.39% A	2.28%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,626	$ 5,213	$ 3,091
Portfolio turnover rate	206% A	111%	147%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Asset Manager: Growth Portfolio

Fidelity Variable Insurance Products: Balanced Portfolio - Service Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity ® VIP: Balanced - Service Class	-8.54%	2.56%	6.67%
Fidelity Balanced 60/40 Composite	-7.77%	5.65%	11.27%
S&P 500 ®	-17.99%	3.66%	12.66%
LB Aggregate Bond	8.63%	7.57%	8.37%
Variable Annuity Balanced Funds Average	-7.62%	4.60%	n/a*

Average annual total returns take the fund's cumulative return and show what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Fidelity Balanced 60/40 Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500SM  Index and the Lehman Brothers® Aggregate Bond Index. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity balanced funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 66 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Balanced Portfolio - Service Class on January 3, 1995, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $16,217 - a 62.17% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Standard & Poor's 500 Index would have grown to $24,426 - a 144.26% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $18,261 - an 82.61% increase. You can also look at how the Fidelity Balanced 60/40 Composite Index did over the same period. With dividends and interest, if any, reinvested, the same $10,000 would have grown to $22,265 - a 122.65% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Fund Talk: The Managers' Overview

(Portfolio Manager photograph)
(Portfolio Manager photograph)

An interview with Louis Salemy (right), who became Lead Portfolio Manager of Balanced Portfolio on February 6, 2002, and Ford O'Neil (left), manager for fixed-income investments

Q. How did the fund perform, Louis?

L.S. For the six months ending June 30, 2002, the fund lagged both the Fidelity Balanced 60/40 Composite Index and the Lipper Inc. variable annuity balanced funds average, which declined 6.54% and 6.16%, respectively. Similarly, for the 12 months ending June 30, 2002, the fund trailed the Composite index and Lipper average, which dropped 7.77% and 7.62%, respectively.

Q. What affected the fund's performance during the six-month period?

L.S. While being conservative helped in an uncertain market environment, poor stock picking hampered our relative performance. The fund benefited from its slight bias toward stronger-performing fixed-income securities - that is, bonds and cash - at the expense of equities, which trailed most other asset classes during the period. However, we lost ground by investing in a handful of stocks and high-yield bonds of companies - including Tyco International and Adelphia Communications, respectively - that were wracked by accounting scandals and credit-quality downgrades. Concerns about corporate governance also overwhelmed our equity holdings in advertising conglomerate Omnicom. On a sector level, the fund's fairly aggressive positioning in financial stocks hurt results. Here, we emphasized brokerage firms, such as Merrill Lynch and Morgan Stanley, and other transaction-oriented companies that stood to benefit from a potential economic rebound. Unfortunately, we were early, and persistently weak capital markets activity plagued these stocks. Fund performance also suffered from underweighting banks - based on credit-quality concerns and potential yield-curve flattening - as they continued to benefit from last year's sharply declining interest rates. Finally, in the biotechnology industry, our holdings in Amgen offset some of what we gained from otherwise underweighting a group that stumbled on numerous disappointments with high-profile drugs.

Q. What other moves influenced performance?

L.S. Shying away from technology stocks provided a relative boost versus the index. The fund was helped by my decision to reduce its tech weighting after taking over the portfolio in February, based on my cautious growth outlook for a sector vulnerable to further declines. I felt that the earnings expectations and valuations of tech hardware firms were still too high given continued deterioration in capital spending and the absence of any major breakthrough technologies. Underweighting companies such as Intel and IBM, which were hurt as the market rotated away from large-cap growth stocks, further benefited the fund. I sold off Intel and IBM during the period. However, the stocks I felt could benefit from a PC upgrade cycle, such as Microsoft, generally dampened performance. The fund's stake in defensive, stable-growth stocks paid off. While it was tough to find many quality companies that were attractively priced and had good earnings growth, we were successful in consumer staples with Gillette and McCormick & Co., and such specialty retailers as Hollywood Entertainment. The fund benefited from my decision to further emphasize these names, as well as defensive financials such as Freddie Mac and Fannie Mae, which helped hedge against my more "offensive" cyclical positioning in the brokerage houses. Finally, trimming some cyclical positions to take profits during the spring increased the fund's cash weighting, which, given the weak equity market, helped performance.

Q. Turning to you, Ford, what drove the investment-grade portion of the fund?

F.O. Despite volatile interest rate and stock market conditions, investment-grade bonds fared well, as the economic recovery stalled during the second quarter and the prospects for Federal Reserve Board tightening were pushed further into the future. Against a backdrop of falling interest rates and yield-curve steepening, favorable sector allocation proved critical to the subportfolio's success. The fund benefited from my emphasis on higher-yielding spread sectors, namely mortgage and asset-backed securities, which outperformed Treasuries during the period. Strong security selection in these groups also aided performance. We primarily benefited from reducing our weighting in corporates, given heightened downside risk, and adding more exposure to high-quality mortgage securities, which performed very well as mortgage rates rose and prepayment activity slowed. Within corporates, good credit analysis and diversification were key, as we successfully avoided several prominent issuers that experienced severe financial stress.

Q. What's your outlook, Louis?

L.S. I remain cautious, as I feel the earnings recovery that many investors are expecting in the second half of 2002 is unlikely to occur. That said, I'll continue to toe the line between offense and defense, looking for companies on both sides with strong earnings growth and attractive relative valuations.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks both income and growth of capital

Start date: January 3, 1995

Size: as of June 30, 2002, more than $292 million

Manager: Louis Salemy, since February 2002, and Ford O'Neil, since 2001; Louis Salemy joined Fidelity in 1992; Ford O'Neil joined Fidelity in 1990

3

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Morgan Stanley	3.3
Microsoft Corp.	3.1
Gillette Co.	2.6
BellSouth Corp.	2.5
Freddie Mac	2.3
13.8
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Financials	17.5
Consumer Discretionary	13.2
Consumer Staples	9.0
Telecommunication Services	5.0
Industrials	4.9
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stocks and Equity Futures	53.7%
Bonds	37.6%
Short-Term Investments and Net Other Assets	8.3%
Other Investments	0.4%

* Foreign investments 3.0%

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 46.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.6%
Media - 4.0%
AOL Time Warner, Inc. (a)	12	$ 177
Comcast Corp. Class A (special) (a)	47,000	1,120,480
E.W. Scripps Co. Class A	15,300	1,178,100
EchoStar Communications Corp. Class A (a)	133,700	2,481,472
General Motors Corp. Class H (a)	72,700	756,080
Omnicom Group, Inc.	91,300	4,181,540
UIH Australia/Pacific, Inc. warrants 5/15/06 (a)	150	0
Walt Disney Co.	106,700	2,016,630
		11,734,479
Multiline Retail - 3.1%
Kohls Corp. (a)	50,100	3,511,008
Wal-Mart Stores, Inc.	100,100	5,506,501
		9,017,509
Specialty Retail - 2.1%
Hollywood Entertainment Corp. (a)	79,500	1,644,060
Home Depot, Inc.	126,650	4,651,855
		6,295,915
Textiles Apparel & Luxury Goods - 0.4%
Liz Claiborne, Inc.	35,700	1,135,260
TOTAL CONSUMER DISCRETIONARY		28,183,163
CONSUMER STAPLES - 8.1%
Beverages - 1.0%
The Coca-Cola Co.	51,200	2,867,200
Food & Drug Retailing - 0.8%
Rite Aid Corp.	1,392	3,271
Walgreen Co.	63,800	2,464,594
		2,467,865
Food Products - 0.6%
McCormick & Co., Inc. (non-vtg.)	56,000	1,442,000
Unilever PLC sponsored ADR	10,400	379,808
		1,821,808
Household Products - 1.3%
Colgate-Palmolive Co.	34,200	1,711,710
Kimberly-Clark Corp.	33,200	2,058,400
		3,770,110
Personal Products - 2.6%
Gillette Co.	222,700	7,542,849
Tobacco - 1.8%
Philip Morris Companies, Inc.	118,350	5,169,528
TOTAL CONSUMER STAPLES		23,639,360
ENERGY - 2.0%
Oil & Gas - 2.0%
Exxon Mobil Corp.	139,932	5,726,017

	Shares	Value (Note 1)
FINANCIALS - 11.7%
Banks - 1.1%
Bank One Corp.	27,000	$ 1,038,960
Wells Fargo & Co.	45,800	2,292,748
		3,331,708
Diversified Financials - 9.4%
Fannie Mae	84,200	6,209,750
Freddie Mac	110,700	6,774,840
Goldman Sachs Group, Inc.	10,300	755,505
Merrill Lynch & Co., Inc.	96,900	3,924,450
Morgan Stanley	225,400	9,710,221
		27,374,766
Insurance - 1.2%
American International Group, Inc.	49,850	3,401,266
TOTAL FINANCIALS		34,107,740
HEALTH CARE - 3.4%
Biotechnology - 0.9%
Amgen, Inc. (a)	62,800	2,630,064
Health Care Equipment & Supplies - 0.1%
Align Technology, Inc. (a)	47,000	189,927
Pharmaceuticals - 2.4%
Allergan, Inc.	17,900	1,194,825
Bristol-Myers Squibb Co.	15,800	406,060
Johnson & Johnson	20,100	1,050,426
Pfizer, Inc.	128,300	4,490,500
		7,141,811
TOTAL HEALTH CARE		9,961,802
INDUSTRIALS - 4.1%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	16,400	1,139,800
Northrop Grumman Corp.	11,500	1,437,500
United Technologies Corp.	10,200	692,580
		3,269,880
Airlines - 0.3%
Mesaba Holdings, Inc. (a)	2,493	14,634
Southwest Airlines Co.	45,600	736,896
		751,530
Building Products - 0.3%
American Standard Companies, Inc. (a)	11,400	856,140
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	10,000	627,500
First Data Corp.	16,300	606,360
		1,233,860
Industrial Conglomerates - 1.8%
General Electric Co.	181,600	5,275,480
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - 0.2%
Albany International Corp. Class A	20,700	$ 557,037
TOTAL INDUSTRIALS		11,943,927
INFORMATION TECHNOLOGY - 3.7%
Communications Equipment - 0.6%
Cisco Systems, Inc. (a)	133,700	1,865,115
Electronic Equipment & Instruments - 0.0%
Insilco Corp. warrants 8/15/07 (a)	60	1
Software - 3.1%
Microsoft Corp. (a)	163,300	8,932,510
TOTAL INFORMATION TECHNOLOGY		10,797,626
MATERIALS - 0.4%
Chemicals - 0.4%
E.I. du Pont de Nemours & Co.	24,904	1,105,738
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.1%
BellSouth Corp.	227,500	7,166,250
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	290	44
warrants 1/15/07 (CV ratio .6) (a)	50	8
McCaw International Ltd. warrants 4/16/07 (a)(g)	290	0
NTL, Inc. warrants 10/14/08 (a)	199	2
Ono Finance PLC rights 5/31/09 (a)(g)	210	2
Qwest Communications International, Inc.	32,600	91,280
SBC Communications, Inc.	59,470	1,813,835
		9,071,421
Wireless Telecommunication Services - 0.4%
Nextel Communications, Inc. Class A (a)	348,700	1,119,327
TOTAL TELECOMMUNICATION SERVICES		10,190,748
TOTAL COMMON STOCKS (Cost $140,363,179)		135,656,121
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (g)	152	30

	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
CSC Holdings, Inc. Series M, $11.125	3,961	$ 253,504
Granite Broadcasting Corp. $127.50 pay-in-kind	100	62,000
PRIMEDIA, Inc. Series F, $9.20	4,135	140,590
Sinclair Capital 11.625%	1,365	141,960
		598,054
FINANCIALS - 0.1%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	50	47,700
Real Estate - 0.1%
California Federal Preferred Capital Corp. Series A, $2.2812	8,000	208,000
TOTAL FINANCIALS		255,700
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Fresenius Medical Care Capital Trust II $78.75	255	236,345
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,090,099
TOTAL PREFERRED STOCKS (Cost $1,413,385)		1,090,129
Corporate Bonds - 16.7%
Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
EchoStar Communications Corp. 5.75% 5/15/08	Caa1	$ 110,000	80,850
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. liquid yield option note 0% 8/1/20	Ba2	260,000	110,136
Sanmina-SCI Corp. 0% 9/12/20	Ba2	300,000	108,000
Solectron Corp. liquid yield option note 0% 5/8/20	Ba3	40,000	22,800
			240,936
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. 5.25% 1/15/10	B3	$ 150,000	$ 63,570
TOTAL CONVERTIBLE BONDS			385,356
Nonconvertible Bonds - 16.6%
CONSUMER DISCRETIONARY - 3.4%
Auto Components - 0.2%
Arvin Industries, Inc. 6.75% 3/15/08	Baa3	40,000	39,400
DaimlerChrysler North America Holding Corp. 7.2% 9/1/09	A3	150,000	156,552
Dura Operating Corp. 8.625% 4/15/12 (g)	B1	115,000	115,000
Meritor Automotive, Inc. 6.8% 2/15/09	Baa3	200,000	186,000
			496,952
Hotels, Restaurants & Leisure - 0.8%
Alliance Gaming Corp. 10% 8/1/07	B3	100,000	105,000
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B2	100,000	98,250
Boyd Gaming Corp. 9.25% 10/1/03	Ba3	230,000	234,600
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	B	110,000	115,500
Extended Stay America, Inc. 9.875% 6/15/11	B2	95,000	98,325
Friendly Ice Cream Corp. 10.5% 12/1/07	B3	140,000	137,900
HMH Properties, Inc. 7.875% 8/1/08	Ba3	100,000	96,000
KSL Recreation Group, Inc. 10.25% 5/1/07	B2	90,000	91,800
La Quinta Inns, Inc. 7.25% 3/15/04	Ba3	120,000	119,100
MGM Mirage, Inc. 8.5% 9/15/10	Ba1	150,000	158,625
Park Place Entertainment Corp. 8.125% 5/15/11	Ba2	210,000	207,900
Penn National Gaming, Inc. 11.125% 3/1/08	B3	120,000	127,500
Six Flags, Inc. 9.5% 2/1/09	B2	200,000	204,000
Station Casinos, Inc. 8.375% 2/15/08	B1	100,000	102,250

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10 (g)	Caa1	$ 195,000	$ 196,463
Wheeling Island Gaming, Inc. 10.125% 12/15/09	B3	100,000	103,000
			2,196,213
Household Durables - 0.3%
Beazer Homes USA, Inc. 8.875% 4/1/08	Ba2	150,000	152,250
Champion Enterprises, Inc. 11.25% 4/15/07 (g)	B2	105,000	88,200
D.R. Horton, Inc.:
8% 2/1/09	Ba1	75,000	73,875
10.5% 4/1/05	Ba1	100,000	106,000
Kaufman & Broad Home Corp. 7.75% 10/15/04	Ba2	200,000	200,000
Ryland Group, Inc. 9.125% 6/15/11	Ba3	160,000	169,600
			789,925
Internet & Catalog Retail - 0.0%
J. Crew Operating Corp. 10.375% 10/15/07	Caa1	120,000	104,400
Leisure Equipment & Products - 0.1%
Hasbro, Inc. 5.6% 11/1/05	Ba3	150,000	139,500
The Hockey Co. 11.25% 4/15/09 (g)	B2	70,000	70,000
			209,500
Media - 1.8%
Adelphia Communications Corp. 10.875% 10/1/10 (d)	Caa2	295,000	120,950
American Media Operations, Inc. 10.25% 5/1/09	B2	80,000	84,000
AOL Time Warner, Inc.:
6.875% 5/1/12	Baa1	140,000	129,115
7.7% 5/1/32	Baa1	105,000	93,146
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	Ba1	650,000	638,960
CanWest Media, Inc. 10.625% 5/15/11	B2	275,000	275,000
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (e)	B2	75,000	27,000
8.25% 4/1/07	B2	180,000	122,400
10% 5/15/11	B2	120,000	80,400
10.75% 10/1/09	B2	70,000	48,300
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	220,000	218,900
Continental Cablevision, Inc. 8.3% 5/15/06	Baa2	115,000	117,635
Corus Entertainment, Inc. 8.75% 3/1/12	B1	240,000	243,600
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
LBI Media, Inc. 10.125% 7/15/12 (h)	B3	$ 230,000	$ 230,000
News America Holdings, Inc.:
7.375% 10/17/08	Baa3	500,000	526,483
7.75% 12/1/45	Baa3	200,000	186,673
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	270,000	274,050
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06 (d)	Caa1	240,000	182,400
Pegasus Satellite Communications, Inc. 0% 3/1/07 (e)	Caa1	200,000	50,000
Penton Media, Inc. 11.875% 10/1/07 (g)	B3	130,000	111,800
Radio One, Inc. 8.875% 7/1/11	B3	200,000	200,000
Telewest PLC yankee 11% 10/1/07	Caa3	315,000	127,575
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa1	150,000	149,252
Time Warner, Inc. 8.18% 8/15/07	Baa1	910,000	968,882
Yell Finance BV 0% 8/1/11 (e)	B2	130,000	88,725
			5,295,246
Multiline Retail - 0.0%
JCPenney Co., Inc. 7.375% 8/15/08	Ba3	35,000	34,125
Specialty Retail - 0.1%
AutoNation, Inc. 9% 8/1/08	Ba2	140,000	144,200
Gap, Inc. 6.9% 9/15/07	Ba3	100,000	90,000
United Auto Group, Inc. 9.625% 3/15/12 (g)	B3	150,000	151,500
			385,700
Textiles Apparel & Luxury Goods - 0.1%
The William Carter Co. 10.875% 8/15/11	B3	200,000	218,000
Tommy Hilfiger USA, Inc. 6.5% 6/1/03	Ba1	120,000	119,700
			337,700
TOTAL CONSUMER DISCRETIONARY			9,849,761
CONSUMER STAPLES - 0.9%
Beverages - 0.1%
Canandaigua Brands, Inc. 8.5% 3/1/09	Ba3	140,000	144,550

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Food & Drug Retailing - 0.3%
Fred Meyer, Inc. 7.375% 3/1/05	Baa3	$ 300,000	$ 321,811
Kroger Co. 8.05% 2/1/10	Baa3	225,000	250,120
Pathmark Stores, Inc. 8.75% 2/1/12	B2	40,000	40,800
Rite Aid Corp. 12.5% 9/15/06	B-	215,000	199,950
Roundy's, Inc. 8.875% 6/15/12 (g)	B2	90,000	89,775
			902,456
Food Products - 0.2%
Corn Products International, Inc. 8.25% 7/15/07 (h)	Ba1	155,000	153,438
Dean Foods Co. 8.15% 8/1/07	B1	130,000	133,250
Del Monte Corp. 9.25% 5/15/11	B3	120,000	124,800
Doane Pet Care Co. 9.75% 5/15/07	B-	150,000	130,500
Dole Food Co., Inc. 7.25% 5/1/09 (g)	Ba1	90,000	91,800
			633,788
Household Products - 0.1%
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	210,000	215,250
10% 11/1/08	Ba3	180,000	207,900
			423,150
Tobacco - 0.2%
Philip Morris Companies, Inc. 6.95% 6/1/06	A2	500,000	530,867
RJ Reynolds Tobacco Holdings, Inc. 6.5% 6/1/07	Baa2	125,000	127,983
			658,850
TOTAL CONSUMER STAPLES			2,762,794
ENERGY - 0.7%
Energy Equipment & Services - 0.1%
DI Industries, Inc. 8.875% 7/1/07	B1	45,000	45,900
Pride Petroleum Services, Inc. 9.375% 5/1/07	Ba2	145,000	150,800
Trico Marine Services, Inc. 8.875% 5/15/12 (g)	B2	50,000	49,625
			246,325
Oil & Gas - 0.6%
Alberta Energy Co. Ltd. 7.375% 11/1/31	Baa1	150,000	160,079
Chesapeake Energy Corp. 8.125% 4/1/11	B1	290,000	286,375
Devon Energy Corp. 7.95% 4/15/32	Baa2	200,000	215,137
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Pemex Project Funding Master Trust 7.875% 2/1/09 (g)	Baa1	$ 180,000	$ 179,550
Plains Exploration & Production Co. LP 8.75% 7/1/12 (g)	-	100,000	98,376
Suncor Energy, Inc. 7.15% 2/1/32	A3	135,000	138,876
The Coastal Corp. 7.75% 6/15/10	Baa2	350,000	346,414
Vintage Petroleum, Inc. 8.25% 5/1/12 (g)	Ba3	130,000	128,050
Western Oil Sands, Inc. 8.375% 5/1/12 (g)	Ba2	225,000	226,125
			1,778,982
TOTAL ENERGY			2,025,307
FINANCIALS - 5.7%
Banks - 1.2%
BankAmerica Corp. 5.875% 2/15/09	Aa2	500,000	504,131
BankBoston Corp. 6.625% 2/1/04	A2	60,000	62,524
Barclays Bank PLC yankee 8.55% 9/29/49 (f)(g)	Aa3	145,000	166,891
Capital One Bank 6.5% 7/30/04	Baa2	250,000	252,525
First Union Corp. 7.55% 8/18/05	A1	715,000	782,365
Fleet Financial Group, Inc. 7.125% 4/15/06	A2	140,000	150,705
FleetBoston Financial Corp. 7.25% 9/15/05	A1	275,000	299,054
Korea Development Bank 7.375% 9/17/04	A3	160,000	171,593
MBNA Corp.:
6.25% 1/17/07	Baa2	120,000	122,811
6.34% 6/2/03	Baa2	100,000	98,192
7.5% 3/15/12	Baa2	175,000	186,353
PNC Funding Corp. 5.75% 8/1/06	A2	155,000	159,765
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (j)	A1	145,000	151,582
8.817% 3/31/49	A1	120,000	130,590
Sovereign Bancorp, Inc. 10.5% 11/15/06	Ba2	100,000	111,000
Washington Mutual, Inc. 5.625% 1/15/07	A3	250,000	253,210
			3,603,291

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Diversified Financials - 3.8%
Abbey National Capital Trust I 8.963% 12/29/49 (f)	A1	$ 200,000	$ 230,900
Ahmanson Capital Trust I 8.36% 12/1/26 (g)	Baa1	250,000	264,581
Alliance Capital Management LP 5.625% 8/15/06	A2	150,000	153,720
American Airlines pass thru trust certificate 7.858% 4/1/13	Baa1	200,000	216,472
American Gen. Finance Corp. 5.875% 7/14/06	A1	500,000	516,338
Amvescap PLC 6.6% 5/15/05	A2	100,000	105,954
Armkel Finance, Inc. 9.5% 8/15/09	B2	230,000	238,050
Associates Corp. of North America 6% 7/15/05	Aa1	250,000	266,418
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	120,000	120,000
Burlington Resources Finance Co. 7.4% 12/1/31 (g)	Baa1	125,000	130,705
Capital One Financial Corp. 7.125% 8/1/08	Baa3	160,000	149,780
CIT Group, Inc. 7.75% 4/2/12	A2	125,000	123,053
Continental Airlines, Inc. pass thru trust certificate 7.461% 4/1/13	Baa3	136,441	131,900
Countrywide Home Loans, Inc.:
5.5% 8/1/06	A3	170,000	173,771
6.85% 6/15/04	A3	255,000	269,731
Credit Suisse First Boston (USA), Inc.:
5.875% 8/1/06	Aa3	170,000	176,216
6.5% 1/15/12	Aa3	60,000	60,470
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	A3	45,000	48,278
7.779% 1/2/12	Baa2	250,000	252,650
7.92% 5/18/12	Baa1	50,000	51,796
Devon Financing Corp. ULC 6.875% 9/30/11	Baa2	210,000	218,702
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	Ba3	130,000	129,025
Ford Motor Credit Co.:
6.5% 1/25/07	A3	190,000	190,174
6.875% 2/1/06	A3	150,000	153,460
7.375% 10/28/09	A3	650,000	672,882
General Electric Capital Corp. 6% 6/15/12	Aaa	275,000	270,999
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
General Motors Acceptance Corp.:
6.38% 1/30/04	A2	$ 220,000	$ 227,939
6.75% 1/15/06	A2	80,000	83,057
7.5% 7/15/05	A2	500,000	532,876
7.75% 1/19/10	A2	200,000	211,619
Goldman Sachs Group, Inc. 6.6% 1/15/12	A1	310,000	315,768
Hollinger Participation Trust 12.125% 11/15/10 pay-in-kind (g)	B3	266,094	242,146
Household Finance Corp.:
6.375% 10/15/11	A2	50,000	47,831
6.5% 1/24/06	A2	75,000	76,679
8% 5/9/05	A2	30,000	32,315
HSBC Capital Funding LP 9.547% 12/31/49 (f)(g)	A2	200,000	235,267
ING Capital Funding Trust III 8.439% 12/31/10	A1	150,000	167,249
J.P. Morgan Chase & Co.:
5.35% 3/1/07	Aa3	300,000	303,722
6.75% 2/1/11	A1	185,000	191,755
Merrill Lynch & Co., Inc. 6.15% 1/26/06	Aa3	150,000	157,097
Morgan Stanley 6.6% 4/1/12	Aa3	160,000	163,054
Newcourt Credit Group, Inc. 6.875% 2/16/05	A2	140,000	134,644
NiSource Finance Corp.:
7.625% 11/15/05	Baa3	200,000	201,192
7.875% 11/15/10	Baa3	315,000	325,553
Northwest Airlines pass thru trust certificate 8.304% 9/1/10	Ba2	87,680	82,858
Petronas Capital Ltd. 7% 5/22/12 (g)	Baa1	385,000	391,256
Popular North America, Inc. 6.125% 10/15/06	A3	220,000	225,550
RFS Partnership LP/RFS Financing, Inc. 9.75% 3/1/12	B1	40,000	40,800
Sprint Capital Corp.:
6.875% 11/15/28	Baa3	500,000	312,966
8.75% 3/15/32	Baa3	120,000	90,248
Stone Container Finance Co. yankee 11.5% 8/15/06 (g)	B2	370,000	395,900
TCI Communications Financing III 9.65% 3/31/27	Baa3	180,000	179,891

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
TXU Eastern Funding 6.75% 5/15/09	Baa1	$ 160,000	$ 160,878
U.S. West Capital Funding, Inc. 6.875% 7/15/28	Ba2	150,000	75,000
UBS Preferred Funding Trust 1 8.622% 12/29/49	A1	300,000	343,696
			11,264,831
Insurance - 0.1%
Principal Life Global Funding I:
5.125% 6/28/07 (g)	Aa2	100,000	100,843
6.25% 2/15/12 (g)	Aa2	130,000	133,216
			234,059
Real Estate - 0.6%
BRE Properties, Inc. 5.95% 3/15/07	Baa2	250,000	253,856
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	15,000	15,541
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	100,000	103,995
Duke Realty LP 7.3% 6/30/03	Baa1	500,000	519,194
EOP Operating LP 6.625% 2/15/05	Baa1	200,000	209,243
ERP Operating LP 7.1% 6/23/04	Baa1	200,000	210,504
Meditrust Corp. 7.82% 9/10/26	Ba3	155,000	154,225
ProLogis Trust 6.7% 4/15/04	Baa1	55,000	57,164
Senior Housing Properties Trust 8.625% 1/15/12	Ba2	160,000	164,800
			1,688,522
TOTAL FINANCIALS			16,790,703
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
ALARIS Medical Systems, Inc. 11.625% 12/1/06	B2	160,000	178,400
Health Care Providers & Services - 0.4%
Alderwoods Group, Inc. 11% 1/2/07	-	140,000	140,700
AmerisourceBergen Corp. 8.125% 9/1/08	Ba3	110,000	113,300
Hanger Orthopedic Group, Inc. 10.375% 2/15/09	B2	235,000	244,400
HCA, Inc. 7.125% 6/1/06	Ba1	180,000	185,400
PacifiCare Health Systems, Inc. 10.75% 6/1/09 (g)	B3	145,000	146,450
Service Corp. International (SCI) 6.5% 3/15/08	B1	140,000	124,600
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Triad Hospitals, Inc. 8.75% 5/1/09	B1	$ 120,000	$ 126,000
Unilab Corp. 12.75% 10/1/09	B3	46,000	53,590
			1,134,440
Pharmaceuticals - 0.0%
aaiPharma, Inc. 11% 4/1/10 (g)	Caa1	155,000	144,150
TOTAL HEALTH CARE			1,456,990
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.2%
Raytheon Co. 8.2% 3/1/06	Baa3	500,000	551,381
Building Products - 0.1%
American Standard, Inc. 7.375% 2/1/08	Ba2	130,000	132,600
Commercial Services & Supplies - 0.1%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	40,000	39,900
Iron Mountain, Inc.:
8.625% 4/1/13	B2	100,000	101,750
8.75% 9/30/09	B2	130,000	132,275
			273,925
Construction & Engineering - 0.0%
Blount, Inc. 7% 6/15/05	Caa1	120,000	105,600
Machinery - 0.3%
Case Corp. 7.25% 1/15/16	Ba2	80,000	61,600
Dunlop Standard Aerospace Holdings PLC 11.875% 5/15/09	B3	120,000	126,600
Joy Global, Inc. 8.75% 3/15/12	B2	155,000	158,100
Roller Bearing Co. of America, Inc. 9.625% 6/15/07	B3	110,000	106,150
Terex Corp. 9.25% 7/15/11	B2	150,000	153,750
Tyco International Group SA yankee:
5.8% 8/1/06	Ba2	190,000	149,975
6.75% 2/15/11	Ba2	200,000	155,314
			911,489
Marine - 0.1%
Teekay Shipping Corp. 8.875% 7/15/11	Ba2	200,000	208,000

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Road & Rail - 0.0%
TFM SA de CV 12.5% 6/15/12 (g)	B1	$ 70,000	$ 66,675
TOTAL INDUSTRIALS			2,249,670
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Motorola, Inc. 8% 11/1/11	Baa2	200,000	195,174
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 6.5% 7/1/12	A3	270,000	268,650
Seagate Technology HDD Holdings 8% 5/15/09 (g)	Ba2	70,000	69,650
			338,300
Electronic Equipment & Instruments - 0.1%
ChipPAC International Ltd. 12.75% 8/1/09	B3	230,000	236,900
Flextronics International Ltd. 9.875% 7/1/10	Ba2	100,000	103,500
			340,400
Semiconductor Equipment & Products - 0.1%
Fairchild Semiconductor Corp. 10.375% 10/1/07	B2	175,000	181,125
TOTAL INFORMATION TECHNOLOGY			1,054,999
MATERIALS - 1.0%
Chemicals - 0.3%
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (g)	B3	120,000	122,400
Huntsman International LLC 9.875% 3/1/09 (g)	B3	60,000	60,300
IMC Global, Inc. 10.875% 6/1/08	Ba1	160,000	172,800
Lyondell Chemical Co. 9.875% 5/1/07	Ba3	180,000	171,900
Methanex Corp. yankee 7.4% 8/15/02	Ba1	425,000	425,000
			952,400
Containers & Packaging - 0.3%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09 (g)	B2	200,000	201,000
Owens-Illinois, Inc. 7.35% 5/15/08	B3	190,000	171,000
Riverwood International Corp.:
10.625% 8/1/07	B3	150,000	156,000
10.625% 8/1/07	B3	80,000	84,000
Sealed Air Corp. 8.75% 7/1/08 (g)	Baa3	150,000	155,250
			767,250
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - 0.2%
AK Steel Corp. 7.75% 6/15/12 (g)	B1	$ 110,000	$ 109,450
Better Minerals & Aggregates Co. 13% 9/15/09	Caa2	110,000	101,200
P&L Coal Holdings Corp. 9.625% 5/15/08	B1	109,000	114,995
Phelps Dodge Corp. 8.75% 6/1/11	Baa3	265,000	271,625
			597,270
Paper & Forest Products - 0.2%
Georgia-Pacific Group:
7.5% 5/15/06	Ba1	115,000	112,125
8.125% 5/15/11	Ba1	205,000	196,800
Weyerhaeuser Co. 6.75% 3/15/12 (g)	Baa2	200,000	207,103
			516,028
TOTAL MATERIALS			2,832,948
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.1%
AT&T Corp.:
6.5% 3/15/29	Baa2	575,000	396,750
8% 11/15/31 (g)	Baa2	100,000	78,000
British Telecommunications PLC 8.875% 12/15/30	Baa1	250,000	272,292
Citizens Communications Co. 8.5% 5/15/06	Baa2	165,000	159,680
Deutsche Telekom International Finance BV 8.25% 6/15/05 (f)	Baa1	250,000	255,788
FairPoint Communications, Inc. 12.5% 5/1/10	B3	30,000	29,175
NTL Communications Corp. 11.5% 10/1/08 (d)	Ca	350,000	105,000
NTL, Inc. 0% 4/1/08 (d)(e)	Ca	260,000	70,200
Ono Finance PLC 13% 5/1/09	Caa2	265,000	87,450
Qwest Corp. 8.875% 3/15/12 (g)	Baa3	400,000	356,000
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	220,000	220,644
Telefonos de Mexico SA de CV 8.25% 1/26/06	A3	450,000	459,000
Teleglobe Canada, Inc. yankee 7.7% 7/20/29 (d)	C	136,000	2,720
TELUS Corp. 7.5% 6/1/07	Baa2	610,000	547,293
Triton PCS, Inc. 9.375% 2/1/11	B2	200,000	136,000

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Verizon New York, Inc. 7.375% 4/1/32	A1	$ 95,000	$ 89,609
WorldCom, Inc.:
7.5% 5/15/11 (d)	Ca	410,000	67,650
7.875% 5/15/03 (d)	Ca	75,000	12,375
8.25% 5/15/31 (d)	Ca	340,000	56,100
			3,401,726
Wireless Telecommunication Services - 0.4%
AirGate PCS, Inc. 0% 10/1/09 (e)	Caa1	200,000	40,000
American Tower Corp. 9.375% 2/1/09	Caa1	115,000	64,400
AT&T Wireless Services, Inc.:
7.875% 3/1/11	Baa2	250,000	201,935
8.75% 3/1/31	Baa2	250,000	193,073
Crown Castle International Corp. 10.75% 8/1/11	B3	80,000	51,600
Echostar Broadband Corp. 10.375% 10/1/07	B1	420,000	403,200
Millicom International Cellular SA 13.5% 6/1/06	Caa1	211,000	73,850
Nextel Communications, Inc. 0% 10/31/07 (e)	B3	210,000	109,200
			1,137,258
TOTAL TELECOMMUNICATION SERVICES			4,538,984
UTILITIES - 1.7%
Electric Utilities - 1.2%
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (g)	Baa2	150,000	158,413
Avon Energy Partners Holdings 6.46% 3/4/08 (g)	Baa3	300,000	292,993
CMS Energy Corp.:
8.375% 7/1/03	B3	220,000	180,400
8.5% 4/15/11	B3	30,000	21,000
Detroit Edison Co. 6.125% 10/1/10	A3	165,000	164,454
Dominion Resources, Inc. 6.25% 6/30/12	Baa1	185,000	184,020
FirstEnergy Corp. 6.45% 11/15/11	Baa2	195,000	189,325
Hydro-Quebec 6.3% 5/11/11	A1	700,000	742,056
Illinois Power Co. 7.5% 6/15/09	Baa2	150,000	141,975
Israel Electric Corp. Ltd. 7.75% 12/15/27 (g)	A3	315,000	263,192
Niagara Mohawk Power Corp. 8.875% 5/15/07	Baa3	75,000	86,292
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	160,000	156,800
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Pacific Gas & Electric Co.: - continued
6.25% 3/1/04	B3	$ 60,000	$ 57,600
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	500,000	454,152
Southern California Edison Co. 8.95% 11/3/03	Ba3	200,000	205,000
TECO Energy, Inc. 7% 5/1/12	A3	210,000	220,232
Texas Utilities Co. 6.375% 1/1/08	Baa3	40,000	40,335
			3,558,239
Gas Utilities - 0.2%
Consolidated Natural Gas Co. 6.85% 4/15/11	A3	70,000	72,845
El Paso Energy Corp. 7.75% 1/15/32	Baa2	110,000	102,007
Kinder Morgan Energy Partners LP 7.125% 3/15/12	Baa1	100,000	105,758
Sempra Energy 7.95% 3/1/10	A2	95,000	101,277
Texas Eastern Transmission Corp. 7.3% 12/1/10	A2	185,000	198,043
			579,930
Multi-Utilities & Unregulated Power - 0.3%
AES Corp.:
8% 12/31/08	Ba3	315,000	189,000
9.5% 6/1/09	Ba3	120,000	78,000
Calpine Corp. 8.5% 2/15/11	B1	170,000	111,350
Western Resources, Inc.:
7.875% 5/1/07 (g)	Ba1	110,000	109,175
9.75% 5/1/07 (g)	Ba2	100,000	96,000
Williams Companies, Inc.:
7.125% 9/1/11	Baa3	225,000	182,205
7.5% 1/15/31	Baa2	35,000	25,135
			790,865
TOTAL UTILITIES			4,929,034
TOTAL NONCONVERTIBLE BONDS			48,491,190
TOTAL CORPORATE BONDS (Cost $50,707,172)			48,876,546
U.S. Government and Government Agency Obligations - 7.2%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 1.5%
Fannie Mae:
5.5% 5/2/06	Aa2	$ 350,000	$ 367,652
6.25% 2/1/11	Aa2	165,000	173,441
7.125% 6/15/10	Aaa	320,000	360,095
7.25% 5/15/30	Aaa	1,383,000	1,574,850
Freddie Mac:
5.5% 7/15/06	Aaa	530,000	555,911
5.75% 3/15/09	Aaa	700,000	734,194
6.25% 7/15/32	Aaa	166,000	166,896
6.75% 3/15/31	Aaa	244,000	262,208
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			4,195,247
U.S. Treasury Obligations - 5.7%
U.S. Treasury Bills, yield at date of purchase 1.67% to 1.77% 7/5/02 to 8/8/02 (i)	-	1,400,000	1,398,812
U.S. Treasury Bonds:
6.25% 5/15/30	Aaa	945,000	1,023,664
6.625% 2/15/27	Aaa	50,000	56,141
11.25% 2/15/15	Aaa	845,000	1,312,787
U.S. Treasury Notes:
3.375% 4/30/04	Aaa	500,000	505,275
3.5% 11/15/06	Aaa	340,000	333,944
4.75% 11/15/08	Aaa	80,000	81,464
5.75% 11/15/05	Aaa	5,150,000	5,496,018
7% 7/15/06	Aaa	5,800,000	6,478,548
TOTAL U.S. TREASURY OBLIGATIONS			16,686,653
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $20,416,508)			20,881,900
U.S. Government Agency - Mortgage Securities - 11.5%

Fannie Mae - 7.7%
5.5% 2/1/11 to 3/1/32	Aaa	1,743,450	1,706,063
6% 4/1/09 to 6/1/32	Aaa	7,211,841	7,239,921
6.5% 9/1/16 to 5/1/31	Aaa	7,632,305	7,826,854
6.5% 7/1/32 (h)	Aaa	2,552,786	2,601,448
7% 12/1/24 to 2/1/28	Aaa	744,470	775,679
7.5% 5/1/15 to 8/1/28	Aaa	1,807,319	1,904,275
8% 1/1/26	Aaa	406,024	435,222
TOTAL FANNIE MAE			22,489,462
Freddie Mac - 0.1%
7.5% 1/1/27	Aaa	171,948	181,501
U.S. Government Agency - Mortgage Securities - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Government National Mortgage Association - 3.7%
6% 7/1/32 (h)	Aaa	$ 2,000,000	$ 1,996,250
6.5% 10/15/27 to 10/15/31	Aaa	3,650,960	3,744,250
7% 1/15/28 to 3/15/32	Aaa	3,617,209	3,764,203
7% 7/1/32 (h)	Aaa	728,000	755,755
7.5% 6/15/27 to 3/15/28	Aaa	620,814	657,628
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			10,918,086
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $32,823,992)			33,589,049
Asset-Backed Securities - 1.3%

American Express Credit Account Master Trust:
2.19% 12/15/08 (j)	A1	200,000	199,794
6.1% 12/15/06	A1	200,000	210,088
Capital One Master Trust:
2.21% 4/16/07 (j)	A2	200,000	200,079
5.45% 3/16/09	Aaa	400,000	415,356
Chase Manhattan Auto Owner Trust:
5.06% 2/15/08	A2	65,000	66,859
5.07% 2/15/08	Aaa	430,000	438,063
Discover Card Master Trust I 5.75% 12/15/08	Aaa	600,000	630,037
Ford Credit Auto Owner Trust:
5.54% 12/15/05	A1	100,000	103,625
5.71% 9/15/05	A1	90,000	93,980
Honda Auto Receivables Owner Trust:
4.67% 3/18/05	Aaa	270,000	276,197
5.09% 10/18/06	Aaa	145,000	149,736
MBNA Credit Card Master Note Trust 5.75% 10/15/08	Aaa	200,000	210,570
Sears Credit Account Master Trust II:
2.13% 6/16/08 (j)	A1	200,000	199,344
6.75% 9/16/09	Aaa	365,000	394,529
7.5% 11/15/07	A2	200,000	211,360
TOTAL ASSET-BACKED SECURITIES (Cost $3,660,067)			3,799,617
Commercial Mortgage Securities - 1.1%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	AAA	$ 500,000	$ 560,202
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	160,000	167,904
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 5/10/10	Aaa	500,000	561,630
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. sequential pay Series 2000-C3 Class A2, 6.957% 9/15/35	Aaa	500,000	544,844
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (j)	Baa3	500,000	492,500
J.P. Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class A2, 7.77% 10/15/32	Aaa	225,000	252,518
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (g)	Aaa	500,000	530,781
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,903,312)			3,110,379
Foreign Government and Government Agency Obligations - 0.3%

Chilean Republic 7.125% 1/11/12	Baa1	160,000	161,500
Malaysian Government 7.5% 7/15/11	Baa2	110,000	116,875
Ontario Province 6% 2/21/06	Aa3	200,000	212,018
Polish Government 6.25% 7/3/12	Baa1	225,000	225,245
Quebec Province yankee 7.125% 2/9/24	A1	30,000	32,561
United Mexican States 9.875% 2/1/10	Baa2	200,000	223,500
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $943,129)			971,699
Floating Rate Loans - 0.4%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Wyndham International, Inc. term loan 6.625% 6/30/06 (j)	-	$ 220,000	$ 193,600
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Suiza Foods Corp. Tranche B term loan 4.11% 7/15/08 (j)	Ba2	249,375	249,998
FINANCIALS - 0.1%
Diversified Financials - 0.1%
American Tower LP Tranche B term loan 4.97% 12/31/07 (j)	B2	150,000	130,500
Nextel Finance Co. Tranche D term loan 4.9375% 3/31/09 (j)	-	450,000	342,000
			472,500
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
Tranche B term loan 4.6723% 7/21/06 (j)	Ba3	147,443	147,075
Tranche C term loan 4.9311% 7/21/07 (j)	Ba3	176,932	176,489
			323,564
TOTAL FLOATING RATE LOANS (Cost $1,306,790)			1,239,662
Money Market Funds - 16.6%
	Shares
Fidelity Cash Central Fund, 1.89% (c)	48,332,714	48,332,714
Fidelity Securities Lending Cash Central Fund, 1.93% (c)	207,500	207,500
TOTAL MONEY MARKET FUNDS (Cost $48,540,214)		48,540,214
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $303,077,748)	297,755,316
NET OTHER ASSETS - (2.0)%	(5,696,149)
NET ASSETS - 100%	$ 292,059,167
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
80 S&P 500 Index Contracts	Sept. 2002	$ 19,802,000	$ (135,112)
The face value of futures purchased as a percentage of net assets - 6.8%
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,824,083 or 2.3% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,398,812.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

Aaa, Aa, A	24.5%
Baa	5.5%
Ba	2.9%
B	3.4%
Caa, Ca, C	0.7%
D	0.0%
Not Rated	0.3%
Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality.

Purchases and sales of securities, other than short-term securities, aggregated $212,667,164 and $212,732,707, respectively, of which long-term U.S. government and government agency obligations aggregated $66,103,383 and $64,745,009, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,666 for the period.
The fund participated in the security lending program during the period. At period end the fund received as collateral U.S. Treasury obligations valued at $27,495.
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $1,239,662 or 0.4% of net assets.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $303,343,620. Net unrealized depreciation aggregated $5,588,304, of which $14,080,588 related to appreciated investment securities and $19,668,892 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $12,626,000 of which $1,350,000 and $11,276,000 will expire on December 31, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Fidelity Variable Insurance Products: Balanced Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $234,995) (cost $303,077,748) - See accompanying schedule		$ 297,755,316
Cash		231,651
Receivable for investments sold		783,150
Receivable for fund shares sold		62,245
Dividends receivable		174,313
Interest receivable		1,677,902
Total assets		300,684,577
Liabilities
Payable for investments purchased Regular delivery	$ 2,012,194
Delayed delivery	5,737,951
Payable for fund shares redeemed	460,650
Accrued management fee	107,826
Distribution fees payable	6,286
Payable for daily variation on futures contracts	38,000
Other payables and accrued expenses	55,003
Collateral on securities loaned, at value	207,500
Total liabilities		8,625,410
Net Assets		$ 292,059,167
Net Assets consist of:
Paid in capital		$ 307,747,748
Undistributed net investment income		4,250,980
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(14,481,994)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(5,457,567)
Net Assets		$ 292,059,167
Initial Class: Net Asset Value, offering price and redemption price per share ($249,061,429 ÷ 20,315,849 shares)		$ 12.26
Service Class: Net Asset Value, offering price and redemption price per share ($22,728,825 ÷ 1,860,840 shares)		$ 12.21
Service Class 2: Net Asset Value, offering price and redemption price per share ($20,268,913 ÷ 1,666,189 shares)		$ 12.16

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 1,037,034
Interest		3,995,906
Security lending		1,639
Total income		5,034,579
Expenses
Management fee	$ 666,631
Transfer agent fees	108,041
Distribution fees	36,400
Accounting and security lending fees	60,017
Non-interested trustees' compensation	520
Custodian fees and expenses	13,282
Audit	14,403
Legal	2,223
Miscellaneous	10,647
Total expenses before reductions	912,164
Expense reductions	(37,361)	874,803
Net investment income (loss)		4,159,776
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,540,557
Foreign currency transactions	508
Futures contracts	(2,317,628)
Total net realized gain (loss)		223,437
Change in net unrealized appreciation (depreciation) on: Investment securities	(29,520,646)
Assets and liabilities in foreign currencies	501
Futures contracts	(451,591)
Total change in net unrealized appreciation (depreciation)		(29,971,736)
Net gain (loss)		(29,748,299)
Net increase (decrease) in net assets resulting from operations		$ (25,588,523)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Operations
Net investment income (loss)	$ 4,159,776	$ 8,952,487
Net realized gain (loss)	223,437	(11,271,877)
Change in net unrealized appreciation (depreciation)	(29,971,736)	(2,022,596)
Net increase (decrease) in net assets resulting from operations	(25,588,523)	(4,341,986)
Distributions to shareholders from net investment income	(8,837,001)	(10,202,857)
Share transactions - net increase (decrease)	19,624,427	38,243,415
Total increase (decrease) in net assets	(14,801,097)	23,698,572
Net Assets
Beginning of period	306,860,264	283,161,692
End of period (including undistributed net investment income of $4,250,980 and undistributed net investment income of $8,952,853, respectively)	$ 292,059,167	$ 306,860,264
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	2,015,450	188,308	470,397
Reinvested	586,697	54,643	37,261
Redeemed	(1,577,150)	(244,988)	(75,647)
Net increase (decrease)	1,024,997	(2,037)	432,011
Dollars Sold	$ 26,634,423	$ 2,467,992	$ 6,140,282
Reinvested	7,644,656	709,812	482,533
Redeemed	(20,334,836)	(3,159,915)	(960,520)
Net increase (decrease)	$ 13,944,243	$ 17,889	$ 5,662,295
Share Transactions	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
Shares Sold	4,491,272	478,642	997,411
Reinvested	636,973	66,778	14,524
Redeemed	(3,194,837)	(597,940)	(111,657)
Net increase (decrease)	1,933,408	(52,520)	900,278

Dollars Sold	$ 61,013,674	$ 6,436,065	$ 13,467,721
Reinvested	9,051,388	946,241	205,228
Redeemed	(43,357,523)	(8,040,756)	(1,478,623)
Net increase (decrease)	$ 26,707,539	$ (658,450)	$ 12,194,326
Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 7,644,656	$ 709,812	$ 482,533
	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 9,051,388	$ 946,241	$ 205,228

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Year ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 13.72	$ 14.45	$ 16.00	$ 16.11	$ 14.58	$ 12.23
Income from Investment Operations
Net investment income (loss) E	.18	.42	.48	.45	.44	.44
Net realized and unrealized gain (loss)	(1.25)	(.63)	(1.15)	.24	2.00	2.22
Total from investment operations	(1.07)	(.21)	(.67)	.69	2.44	2.66
Distributions from net investment income	(.39)	(.52)	(.48)	(.37)	(.36)	(.31)
Distributions from net realized gain	-	-	(.35)	(.43)	(.55)	-
Distributions in excess of net realized gain	-	-	(.05)	-	-	-
Total distributions	(.39)	(.52)	(.88)	(.80)	(.91)	(.31)
Net asset value, end of period	$ 12.26	$ 13.72	$ 14.45	$ 16.00	$ 16.11	$ 14.58
Total Return B, C, D	(7.97)%	(1.58)%	(4.30)%	4.55%	17.64%	22.18%
Ratios to Average Net Assets F
Expenses before expense reductions	.56% A	.57%	.58%	.57%	.59%	.61%
Expenses net of voluntary waivers, if any	.56% A	.57%	.58%	.57%	.59%	.61%
Expenses net of all reductions	.54% A	.55%	.56%	.55%	.58%	.60%
Net investment income (loss)	2.70% A	3.11%	3.18%	2.87%	2.94%	3.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 249,126	$ 264,608	$ 250,802	$ 325,371	$ 307,681	$ 214,538
Portfolio turnover rate	161% A	126%	126%	108%	94%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Year ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.66	$ 14.39	$ 15.94	$ 16.07	$ 14.59	$ 14.16
Income from Investment Operations
Net investment income (loss) E	.17	.41	.46	.43	.41	.08
Net realized and unrealized gain (loss)	(1.24)	(.64)	(1.14)	.24	1.98	.35
Total from investment operations	(1.07)	(.23)	(.68)	.67	2.39	.43
Distributions from net investment income	(.38)	(.50)	(.47)	(.37)	(.36)	-
Distributions from net realized gain	-	-	(.35)	(.43)	(.55)	-
Distributions in excess of net realized gain	-	-	(.05)	-	-	-
Total distributions	(.38)	(.50)	(.87)	(.80)	(.91)	-
Net asset value, end of period	$ 12.21	$ 13.66	$ 14.39	$ 15.94	$ 16.07	$ 14.59
Total Return B, C, D	(8.00)%	(1.72)%	(4.38)%	4.43%	17.27%	3.04%
Ratios to Average Net Assets G
Expenses before expense reductions	.66% A	.67%	.68%	.67%	.70%	.71%
Expenses net of voluntary waivers, if any	.66% A	.67%	.68%	.67%	.70%	.71%
Expenses net of all reductions	.64% A	.65%	.66%	.66%	.69%	.71%
Net investment income (loss)	2.60% A	3.01%	3.08%	2.77%	2.79%	3.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,735	$ 25,455	$ 27,563	$ 27,054	$ 9,562	$ 10
Portfolio turnover rate	161% A	126%	126%	108%	94%	98%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Year ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 14.37	$ 15.59
Income from Investment Operations
Net investment income (loss) E	.16	.38	.40
Net realized and unrealized gain (loss)	(1.24)	(.63)	(.75)
Total from investment operations	(1.08)	(.25)	(.35)
Distributions from net investment income	(.37)	(.51)	(.47)
Distributions from net realized gain	-	-	(.35)
Distributions in excess of net realized gain	-	-	(.05)
Total distributions	(.37)	(.51)	(.87)
Net asset value, end of period	$ 12.16	$ 13.61	$ 14.37
Total Return B, C, D	(8.10)%	(1.87)%	(2.37)%
Ratios to Average Net Assets G
Expenses before expense reductions	.82% A	.83%	.85%
Expenses net of voluntary waivers, if any	.82% A	.83%	.85%
Expenses net of all reductions	.80% A	.81%	.83%
Net investment income (loss)	2.44% A	2.85%	2.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,274	$ 16,798	$ 4,797
Portfolio turnover rate	161% A	126%	126%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Balanced Portfolio

Fidelity Variable Insurance Products: Growth & Income Portfolio - Service Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity® VIP: Growth & Income - Service Class	-16.89%	3.61%	5.92%
S&P 500®	-17.99%	3.66%	6.56%
Variable Annuity Growth & Income Funds Average	-14.17%	3.49%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity growth & income funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 255 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, December 31, 1996.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Growth & Income Portfolio - Service Class on December 31, 1996, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $13,722 - a 37.22% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,186 - a 41.86% increase.

The Lipper variable annuity large-cap core funds average reflects the performance of variable annuities with similar portfolio characteristics and capitalization. The variable annuity large-cap supergroup average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year and five year average annual total returns for the variable annuity large-cap core were -19.09% and 1.96%, respectively. The one year and five year average annual total returns for the variable annuity large-cap supergroup average were -20.84% and 2.01%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Louis Salemy, Portfolio Manager of Growth & Income Portfolio

Q. How did the fund perform, Louis?

A. For the six months that ended June 30, 2002, the fund lagged both the Standard & Poor's 500 Index and the variable annuity growth & income funds average tracked by Lipper Inc., which returned -13.16% and -10.01%, respectively. For the one-year period that ended June 30, 2002, the fund beat the S&P 500® index, which declined 17.99%, but trailed the Lipper average, which fell 14.17%.

Q. What accounted for the fund's performance versus its index during the past six months?

A. While being conservative helped in an uncertain market environment, poor stock picking slightly hampered our relative performance. The fund lost ground by investing in two companies, Tyco International and Adelphia Communications - both of which the fund no longer holds - that were racked by accounting scandals and credit-quality downgrades. Concerns about corporate governance also overwhelmed our holdings in advertising conglomerate Omnicom. On a sector level, the fund's fairly aggressive positioning in financial stocks hurt results. Here, we emphasized cyclically sensitive brokerage firms - including Merrill Lynch and Morgan Stanley - and other transaction-oriented companies, which all stood to benefit from a potential economic rebound and a pickup in merger and acquisition activity. Given how well these companies managed expenses during the slowdown, I believed a snap back in equity valuations and transaction volumes would result in even higher revenues and earnings. Unfortunately, we were early, and persistently weak capital markets activity plagued these stocks.

Q. How did some of your other key strategies influence performance?

A. The fund remained underweighted in banks based on my concerns about credit quality and lower net interest margins due to potential yield-curve flattening. This strategy failed, however, as banks continued to benefit from last year's sharply declining interest rates. In the biotechnology industry, our holdings in Amgen offset some of what we gained from otherwise underweighting a group that stumbled on numerous disappointments with high-profile drugs. Finally, stock selection in telecommunication services also detracted, particularly our holdings in beleaguered wireless providers such as Nextel. On the upside, shying away from technology stocks provided a relative boost versus the index. The fund was helped by my decision to reduce its tech weighting based on my cautious growth outlook for a sector vulnerable to further declines. I felt that the earnings expectations and valuations of tech hardware firms were still too high given further deterioration in capital spending and the absence of any major breakthrough technologies to drive another growth wave. Not owning companies such as Intel and IBM, which were hurt as the market rotated away from large-cap growth stocks, further benefited the fund. However, the stocks I felt could benefit from a PC upgrade cycle, such as Microsoft, generally dampened performance.

Q. What other moves worked out favorably for the fund?

A. The fund's stake in defensive, stable-growth stocks paid off. While it was tough to find many quality companies that were attractively priced and had good earnings growth, I was successful in consumer staples with Gillette and Walgreen, and such specialty retailers as Hollywood Entertainment. The fund benefited from my decision to further emphasize these names, as well as steady growing defensive financials such as Freddie Mac and Fannie Mae, which served as a hedge against my more "offensive" positioning in the brokerage houses. Overweighting defense contractors such as Lockheed Martin also aided performance, as these stocks rode a sustained up-cycle in U.S. defense spending. Finally, trimming some cyclical positions to take profits during the spring increased the fund's cash weighting, which, given the weak equity market, helped performance. Despite the fact that we remained within striking distance of the index during the period, it was a struggle keeping pace with the fund's average Lipper peer, which tended to be more conservatively positioned than we were and more heavily exposed to strong-performing traditional cyclical stocks.

Q. What's your outlook for the coming months, Louis?

A. I remain cautious, as I feel the earnings recovery that many investors are expecting in the second half of 2002 is unlikely to occur. That said, I'll continue to toe the line between offense and defense, looking for companies on both sides with strong earnings growth and attractive relative valuations.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks a high total return through a combination of current income and capital appreciation

Start date: December 31, 1996

Size: as of June 30, 2002, more than $1.0 billion

Manager: Louis Salemy, since 1998; joined Fidelity in 1992

3

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Morgan Stanley	5.3
Microsoft Corp.	4.8
Gillette Co.	4.5
BellSouth Corp.	4.1
Freddie Mac	3.6
22.3
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Financials	18.9
Consumer Discretionary	18.7
Consumer Staples	14.3
Telecommunication Services	7.8
Industrials	6.9
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stocks and Equity Futures	81.8%
Bonds	3.1%
Short-Term Investments and Net Other Assets	15.1%

* Foreign investments	0.4%

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 78.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 17.4%
Media - 7.7%
Comcast Corp. Class A (special) (a)	306,500	$ 7,306,960
E.W. Scripps Co. Class A	96,600	7,438,200
EchoStar Communications Corp. Class A (a)	1,543,200	28,641,792
Omnicom Group, Inc.	573,900	26,284,620
Pegasus Communications Corp. Class A (a)	1,415,100	1,033,023
Walt Disney Co.	695,300	13,141,170
		83,845,765
Multiline Retail - 5.4%
Kohls Corp. (a)	324,600	22,747,968
Wal-Mart Stores, Inc.	652,600	35,899,526
		58,647,494
Specialty Retail - 3.7%
Hollywood Entertainment Corp. (a)	505,800	10,459,944
Home Depot, Inc.	817,500	30,026,775
		40,486,719
Textiles Apparel & Luxury Goods - 0.6%
Liz Claiborne, Inc.	229,800	7,307,640
TOTAL CONSUMER DISCRETIONARY		190,287,618
CONSUMER STAPLES - 14.3%
Beverages - 1.7%
The Coca-Cola Co.	333,600	18,681,600
Food & Drug Retailing - 1.5%
Walgreen Co.	416,000	16,070,080
Food Products - 1.2%
McCormick & Co., Inc. (non-vtg.)	337,800	8,698,350
Unilever NV (NY Shares)	70,000	4,536,000
		13,234,350
Household Products - 2.3%
Colgate-Palmolive Co.	223,300	11,176,165
Kimberly-Clark Corp.	216,700	13,435,400
		24,611,565
Personal Products - 4.5%
Gillette Co.	1,451,600	49,165,692
Tobacco - 3.1%
Philip Morris Companies, Inc.	771,360	33,693,005
TOTAL CONSUMER STAPLES		155,456,292
ENERGY - 3.4%
Oil & Gas - 3.4%
Exxon Mobil Corp.	911,956	37,317,240

	Shares	Value (Note 1)
FINANCIALS - 18.9%
Banks - 2.0%
Bank One Corp.	164,800	$ 6,341,504
Wells Fargo & Co.	298,200	14,927,892
		21,269,396
Diversified Financials - 14.9%
Fannie Mae	482,700	35,599,125
Freddie Mac	634,632	38,839,478
Goldman Sachs Group, Inc.	64,800	4,753,080
Merrill Lynch & Co., Inc.	631,900	25,591,950
Morgan Stanley	1,332,800	57,417,024
		162,200,657
Insurance - 2.0%
American International Group, Inc.	324,805	22,161,445
TOTAL FINANCIALS		205,631,498
HEALTH CARE - 5.2%
Biotechnology - 1.5%
Amgen, Inc. (a)	394,900	16,538,412
Pharmaceuticals - 3.7%
Allergan, Inc.	117,000	7,809,750
Bristol-Myers Squibb Co.	102,500	2,634,250
Pfizer, Inc.	836,200	29,267,000
		39,711,000
TOTAL HEALTH CARE		56,249,412
INDUSTRIALS - 6.9%
Aerospace & Defense - 1.9%
Lockheed Martin Corp.	105,400	7,325,300
Northrop Grumman Corp.	75,000	9,375,000
United Technologies Corp.	55,200	3,748,080
		20,448,380
Airlines - 0.7%
Mesaba Holdings, Inc. (a)	421,100	2,471,857
Southwest Airlines Co.	297,400	4,805,984
		7,277,841
Building Products - 0.5%
American Standard Companies, Inc. (a)	74,100	5,564,910
Commercial Services & Supplies - 0.7%
Avery Dennison Corp.	63,700	3,997,175
First Data Corp.	104,000	3,868,800
		7,865,975
Industrial Conglomerates - 3.1%
General Electric Co.	1,184,000	34,395,200
TOTAL INDUSTRIALS		75,552,306
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	844,800	11,784,960
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - 4.8%
Microsoft Corp. (a)	969,600	$ 53,037,120
TOTAL INFORMATION TECHNOLOGY		64,822,080
MATERIALS - 0.7%
Chemicals - 0.7%
E.I. du Pont de Nemours & Co.	162,300	7,206,120
Containers & Packaging - 0.0%
Ball Corp.	6	249
TOTAL MATERIALS		7,206,369
TELECOMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 5.2%
BellSouth Corp.	1,425,300	44,896,950
Qwest Communications International, Inc.	209,800	587,440
SBC Communications, Inc.	387,930	11,831,865
		57,316,255
Wireless Telecommunication Services - 0.7%
Nextel Communications, Inc. Class A (a)	2,259,700	7,253,637
TOTAL TELECOMMUNICATION SERVICES		64,569,892
TOTAL COMMON STOCKS (Cost $964,201,117)		857,092,707
Nonconvertible Preferred Stocks - 0.1%

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc. Series E, $111.25 pay-in-kind (Cost $1,610,680)	3,263	750,490
Corporate Bonds - 3.1%
Ratings (unaudited) (e)		Principal Amount
Convertible Bonds - 1.3%
CONSUMER DISCRETIONARY - 1.3%
Media - 1.3%
EchoStar Communications Corp.:
5.75% 5/15/08 (d)	Caa1	$ 18,830,000	13,840,050
5.75% 5/15/08	Caa1	300,000	220,500
			14,060,550

Ratings (unaudited) (e)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - 1.8%
TELECOMMUNICATION SERVICES - 1.8%
Wireless Telecommunication Services - 1.8%
Nextel Communications, Inc.:
0% 10/31/07 (c)	B3	$ 6,200,000	$ 3,224,000
9.375% 11/15/09	B3	13,890,000	6,945,000
9.5% 2/1/11	B3	19,790,000	9,598,150
			19,767,150
TOTAL CORPORATE BONDS (Cost $48,561,201)			33,827,700
U.S. Treasury Obligations - 0.2%

U.S. Treasury Bills, yield at date of purchase 1.77% 7/5/02 (f) (Cost $2,499,387)	-	2,500,000	2,499,533
Money Market Funds - 18.1%
	Shares
Fidelity Cash Central Fund, 1.89% (b) (Cost $197,789,224)	197,789,224	197,789,224
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,214,661,609)		1,091,959,654
NET OTHER ASSETS - (0.1)%		(1,476,154)
NET ASSETS - 100%		$ 1,090,483,500
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
138 S&P 500 Index Contracts	Sept. 2002	$ 34,158,450	$ (233,068)
The face value of futures purchased as a percentage of net assets - 3.1%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,840,050 or 1.3% of net assets.

(e) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of the securities pledged amounted to $2,499,533.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $227,929,606 and $250,196,483, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14,840 for the period.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $1,227,508,145. Net unrealized depreciation aggregated $135,548,491, of which $85,962,283 related to appreciated investment securities and $221,510,774 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $49,149,000 all of which will expire on December 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $1,214,661,609) - See accompanying schedule		$ 1,091,959,654
Receivable for investments sold		2,599,266
Receivable for fund shares sold		459,668
Dividends receivable		993,571
Interest receivable		1,429,451
Other receivables		17
Total assets		1,097,441,627
Liabilities
Payable for investments purchased	$ 5,051,249
Payable for fund shares redeemed	1,279,383
Accrued management fee	453,831
Distribution fees payable	44,624
Payable for daily variation on futures contracts	65,550
Other payables and accrued expenses	63,490
Total liabilities		6,958,127
Net Assets		$ 1,090,483,500
Net Assets consist of:
Paid in capital		$ 1,315,799,057
Undistributed net investment income		6,992,345
Accumulated undistributed net realized gain (loss) on investments		(109,374,880)
Net unrealized appreciation (depreciation) on investments		(122,933,022)
Net Assets		$ 1,090,483,500
Initial Class: Net Asset Value, offering price and redemption price per share ($725,394,823 ÷ 64,675,374 shares)		$ 11.22
Service Class: Net Asset Value, offering price and redemption price per share ($257,679,145 ÷ 23,097,997 shares)		$ 11.16
Service Class 2: Net Asset Value, offering price and redemption price per share ($107,409,532 ÷ 9,682,254 shares)		$ 11.09

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 6,144,618
Interest		4,635,632
Security lending		4,636
Total income		10,784,886
Expenses
Management fee	$ 2,919,826
Transfer agent fees	413,475
Distribution fees	259,334
Accounting and security lending fees	148,834
Non-interested trustees' compensation	2,057
Custodian fees and expenses	9,200
Audit	15,568
Legal	9,363
Miscellaneous	12,689
Total expenses before reductions	3,790,346
Expense reductions	(70,428)	3,719,918
Net investment income (loss)		7,064,968
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(49,991,442)
Futures contracts	(4,319,262)
Total net realized gain (loss)		(54,310,704)
Change in net unrealized appreciation (depreciation) on: Investment securities	(129,031,262)
Futures contracts	(1,298,290)
Total change in net unrealized appreciation (depreciation)		(130,329,552)
Net gain (loss)		(184,640,256)
Net increase (decrease) in net assets resulting from operations		$ (177,575,288)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,064,968	$ 15,617,953
Net realized gain (loss)	(54,310,704)	(55,343,155)
Change in net unrealized appreciation (depreciation)	(130,329,552)	(73,235,701)
Net increase (decrease) in net assets resulting from operations	(177,575,288)	(112,960,903)
Distributions to shareholders from net investment income	(15,060,404)	(15,500,793)
Distributions to shareholders from net realized gain	-	(50,237,278)
Total distributions	(15,060,404)	(65,738,071)
Share transactions - net increase (decrease)	32,329,439	192,076,906
Total increase (decrease) in net assets	(160,306,253)	13,377,932
Net Assets
Beginning of period	1,250,789,753	1,237,411,821
End of period (including undistributed net investment income of $6,992,345 and undistributed net investment income of $15,180,119, respectively)	$ 1,090,483,500	$ 1,250,789,753
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	2,896,236	2,129,395	4,225,262
Reinvested	858,112	262,919	83,941
Redeemed	(6,802,617)	(730,542)	(461,808)
Net increase (decrease)	(3,048,269)	1,661,772	3,847,395
Dollars
Sold	$ 36,782,827	$ 26,740,791	$ 52,364,642
Reinvested	10,743,568	3,275,965	1,040,871
Redeemed	(84,175,765)	(8,805,731)	(5,637,729)
Net increase (decrease)	$ (36,649,370)	$ 21,211,025	$ 47,767,784

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2
Sold	8,754,467	7,628,976	5,096,985
Reinvested	3,712,724	812,593	60,117
Redeemed	(11,004,137)	(1,028,965)	(181,025)
Net increase (decrease)	1,463,054	7,412,604	4,976,077
Dollars
Sold	$ 118,081,480	$ 102,324,030	$ 66,757,918
Reinvested	53,277,595	11,603,819	856,657
Redeemed	(145,071,678)	(13,471,861)	(2,281,054)
Net increase (decrease)	$ 26,287,397	$ 100,455,988	$ 65,333,521

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 10,743,568	$ 3,275,965	$ 1,040,871
From net realized gain	-	-	-
Total	$ 10,743,568	$ 3,275,965	$ 1,040,871

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 12,653,429	$ 2,643,908	$ 203,456
From net realized gain	40,624,166	8,959,911	653,201
Total	$ 53,277,595	$ 11,603,819	$ 856,657

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 13.19	$ 15.26	$ 17.30	$ 16.15	$ 12.53	$ 9.90
Income from Investment Operations
Net investment income (loss) E	.08	.18	.20	.18	.15	.13
Net realized and unrealized gain (loss)	(1.89)	(1.45)	(.81)	1.27	3.54	2.84
Total from investment operations	(1.81)	(1.27)	(.61)	1.45	3.69	2.97
Distributions from net investment income	(.16)	(.19)	(.19)	(.10)	-	(.08)
Distributions from net realized gain	-	(.61)	(1.24)	(.20)	(.07)	(.26)
Total distributions	(.16)	(.80)	(1.43)	(.30)	(.07)	(.34)
Net asset value, end of period	$ 11.22	$ 13.19	$ 15.26	$ 17.30	$ 16.15	$ 12.53
Total ReturnB, C, D	(13.85)%	(8.75)%	(3.62)%	9.17%	29.59%	30.09%
Ratios to Average Net AssetsF
Expenses before expense reductions	.58%A	.58%	.58%	.60%	.61%	.70%
Expenses net of voluntary waivers, if any	.58%A	.58%	.58%	.60%	.61%	.70%
Expenses net of all reductions	.57%A	.56%	.57%	.59%	.60%	.70%
Net investment income (loss)	1.20%A	1.34%	1.26%	1.08%	1.08%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 725,395	$ 893,359	$ 1,011,393	$ 1,259,396	$ 1,141,806	$ 345,287
Portfolio turnover rate	44%A	58%	72%	58%	66%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.12	$ 15.19	$ 17.24	$ 16.11	$ 12.53	$ 12.35
Income from Investment Operations
Net investment income (loss) E	.07	.16	.18	.16	.15	.03
Net realized and unrealized gain (loss)	(1.88)	(1.44)	(.80)	1.27	3.50	.49
Total from investment operations	(1.81)	(1.28)	(.62)	1.43	3.65	.52
Distributions from net investment income	(.15)	(.18)	(.19)	(.10)	-	(.08)
Distributions from net realized gain	-	(.61)	(1.24)	(.20)	(.07)	(.26)
Total distributions	(.15)	(.79)	(1.43)	(.30)	(.07)	(.34)
Net asset value, end of period	$ 11.16	$ 13.12	$ 15.19	$ 17.24	$ 16.11	$ 12.53
Total ReturnB, C, D	(13.92)%	(8.85)%	(3.69)%	9.06%	29.27%	4.29%
Ratios to Average Net AssetsG
Expenses before expense reductions	.68%A	.68%	.69%	.70%	.71%	.81%A
Expenses net of voluntary waivers, if any	.68%A	.68%	.69%	.70%	.71%	.80%A
Expenses net of all reductions	.67%A	.66%	.68%	.69%	.70%	.80%A
Net investment income (loss)	1.10%A	1.24%	1.16%	.98%	1.05%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 257,679	$ 281,194	$ 212,994	$ 95,600	$ 18,375	$ 10
Portfolio turnover rate	44%A	58%	72%	58%	66%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.07	$ 15.17	$ 16.94
Income from Investment Operations
Net investment income (loss) E	.06	.14	.15
Net realized and unrealized gain (loss)	(1.88)	(1.44)	(.49)
Total from investment operations	(1.82)	(1.30)	(.34)
Distributions from net investment income	(.16)	(.19)	(.19)
Distributions from net realized gain	-	(.61)	(1.24)
Total distributions	(.16)	(.80)	(1.43)
Net asset value, end of period	$ 11.09	$ 13.07	$ 15.17
Total ReturnB, C, D	(14.05)%	(9.01)%	(2.11)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.84%A	.84%	.85%A
Expenses net of voluntary waivers, if any	.84%A	.84%	.85%A
Expenses net of all reductions	.83%A	.82%	.84%A
Net investment income (loss)	.95%A	1.08%	1.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107,410	$ 76,237	$ 13,025
Portfolio turnover rate	44%A	58%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Fidelity Variable Insurance Products: Growth Opportunities Portfolio - Service Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity® VIP: Growth Opportunities - Service Class	-18.69%	-2.15%	6.68%
S&P 500 ®	-17.99%	3.66%	12.66%
Variable Annuity Growth Funds Average	-21.57%	2.43%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's return to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity growth funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 337 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of the fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Growth Opportunities Portfolio - Service Class on January 3, 1995, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $16,231 - a 62.31% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $24,426 - a 144.26% increase.

The Lipper variable annuity large-cap core funds average reflects the performance of variable annuities with similar portfolio characteristics and capitalization. The variable annuity large-cap supergroup average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year and five year average annual total returns for the variable annuity large-cap core were -19.09% and 1.96%, respectively. The one year and five year average annual total returns for the variable annuity large-cap supergroup average were -20.84% and 2.01%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Bettina Doulton, Portfolio Manager of Growth Opportunities Portfolio

Q. How did the fund perform, Bettina?

A. For the six-month period ending June 30, 2002, the fund performed in line with its benchmark index, the Standard & Poor's 500, which declined 13.16%, and outperformed the variable annuity growth funds average tracked by Lipper Inc., which fell 15.38%. The same was true for the 12 months ending June 30, 2002, as the fund performed comparably to the S&P 500's 17.99% decline and beat the Lipper peer average return of -21.57%.

Q. The fund and its benchmarks all posted negative returns during the past six months. Why?

A. The investing landscape was challenging on many levels. While economic growth accelerated from its weak levels of the second half of 2001, driven by inventory rebuilding and strong consumer spending, corporate profits and capital expenditures continued to disappoint. In addition, investor confidence was sapped by a series of corporate accounting improprieties. Given that valuations were not that attractive, these setbacks resulted in general market turbulence and weakness, and price collapses in a number of stocks. Against this backdrop, the fund held its own versus its benchmarks, even outperforming the average return of growth funds in the Lipper peer universe, but I'm disappointed it didn't do better.

Q. How did you feel about the fund's positioning at the period's outset?

A. Coming into the period, there were two schools of thought. One was that the 2001 interest rates cuts would be enough to kick the economy into high gear. The other, less-bullish camp felt that neither the economy nor the market would improve unless we saw stronger corporate profits. I fell into the latter group, and positioned the fund accordingly. Unfortunately, several disappointments among the fund's top-10 holdings overwhelmed what I felt was an otherwise well-positioned portfolio.

Q. Why did a few disappointments hurt the fund's return to such an extent?

A. Because they're such a large percentage of the fund's net assets, I expect and need the fund's top-10 positions to lead its performance. Any mistakes here can really hurt our overall return. Unfortunately, the fund's four largest positions on average during the past six months - Microsoft, Citigroup, Pfizer and General Electric - were all among its worst performers. Two smaller positions, Tyco International and Bristol-Myers Squibb, also were big detractors. Tyco - which I've since sold - suffered as it changed its growth strategy and ran into funding problems at its recently acquired financial services operations. Bristol-Myers Squibb stumbled as it dramatically lowered its 2002 earnings guidance and reported disappointing clinical trial results for its hoped-for heart failure drug.

Q. What worked well for the fund during the past six months?

A. Underweighting technology and telecommunication services was a major contributor to the fund's relative performance, as both sectors continued to face weak demand. Generally, companies in these sectors have not sufficiently restructured their business models to generate decent levels of profitability unless revenues recover robustly. Strong stock selection in consumer staples also was a plus. Gillette and Coca-Cola, both among the fund's 10 largest positions at the end of the period, helped mitigate the losses of the large holdings I mentioned earlier. Kraft Foods was another strong performer in this space. Danaher and Black & Decker also contributed meaningfully to performance, as investors sought out companies with cyclical exposure to a recovery in the economy.

Q. Were there any other disappointments?

A. The fund's basket of brokerage-related stocks fared poorly. Citigroup, Morgan Stanley and Merrill Lynch, all market-sensitive financials that did well in the back half of 2001, have been a disappointment so far this year. Additionally, despite strong fundamentals, drug stock Pfizer was dragged down by an industry that continues to contend with patent expirations, stiffer generic competition and concerns about slowing earnings growth.

Q. What's your outlook, Bettina?

A. Barring a sudden reacceleration of the economic recovery, I wouldn't expect much of a shift in the fund's current positioning. What I'd like to see is an increase in capital spending, but I don't think that will happen soon as long as profit growth remains anemic and the economy continues to struggle. In the meantime, I'll be opportunistic, looking for the best relative growth I can find at reasonable prices, as well as for stocks that have disappointed but have attractive valuations and strong franchises.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: to provide capital growth

Start date: January 3, 1995

Size: as of June 30, 2002, more than $784 million

Manager: Bettina Doulton, since 2000; joined Fidelity in 1986

3

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Microsoft Corp.	5.7
Pfizer, Inc.	3.9
Citigroup, Inc.	3.8
Gillette Co.	3.5
General Electric Co.	3.3
20.2
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Financials	19.5
Consumer Discretionary	16.4
Health Care	14.1
Consumer Staples	13.4
Information Technology	11.2
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stocks and Equity Futures	97.3%
Bonds	0.1%
Short-Term Investments and Net Other Assets	2.6%

* Foreign investments	3.1%

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 16.3%
Hotels, Restaurants & Leisure - 1.2%
Harrah's Entertainment, Inc. (a)	11,500	$ 510,025
Marriott International, Inc. Class A	19,100	726,755
McDonald's Corp.	243,800	6,936,110
Starwood Hotels & Resorts Worldwide, Inc. unit	29,300	963,677
		9,136,567
Household Durables - 0.2%
Black & Decker Corp.	26,170	1,261,394
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	141,400	2,297,750
Leisure Equipment & Products - 0.3%
Eastman Kodak Co.	82,900	2,418,193
Media - 7.5%
AOL Time Warner, Inc. (a)	493,500	7,259,385
Clear Channel Communications, Inc. (a)	107,600	3,445,352
Comcast Corp. Class A (special) (a)	225,000	5,364,000
Fox Entertainment Group, Inc. Class A (a)	436,600	9,496,050
McGraw-Hill Companies, Inc.	6,400	382,080
News Corp. Ltd. ADR	77,900	1,786,247
Omnicom Group, Inc.	9,800	448,840
TMP Worldwide, Inc. (a)	29,300	629,950
Univision Communications, Inc. Class A (a)	202,400	6,355,360
Viacom, Inc.:
Class A (a)	21,800	969,228
Class B (non-vtg.) (a)	483,620	21,458,219
Vivendi Universal SA sponsored ADR	48,900	1,051,350
		58,646,061
Multiline Retail - 3.2%
Costco Wholesale Corp. (a)	18,100	699,022
Federated Department Stores, Inc. (a)	27,600	1,095,720
JCPenney Co., Inc.	250,400	5,513,808
Kohls Corp. (a)	121,700	8,528,736
Target Corp.	53,600	2,042,160
Wal-Mart Stores, Inc.	138,000	7,591,380
		25,470,826
Specialty Retail - 2.8%
Home Depot, Inc.	231,600	8,506,668
Lowe's Companies, Inc.	170,700	7,749,780
RadioShack Corp.	43,300	1,301,598
Staples, Inc. (a)	229,900	4,529,030
		22,087,076
Textiles Apparel & Luxury Goods - 0.8%
NIKE, Inc. Class B	116,600	6,255,590
TOTAL CONSUMER DISCRETIONARY		127,573,457
CONSUMER STAPLES - 13.4%
Beverages - 4.4%
Pepsi Bottling Group, Inc.	43,600	1,342,880

	Shares	Value (Note 1)
PepsiCo, Inc.	179,900	$ 8,671,180
The Coca-Cola Co.	434,400	24,326,400
		34,340,460
Food & Drug Retailing - 0.2%
Albertson's, Inc.	23,100	703,626
Rite Aid Corp. (a)	45,600	107,160
Safeway, Inc. (a)	19,100	557,529
		1,368,315
Food Products - 0.9%
Dean Foods Co. (a)	95,000	3,543,500
Kraft Foods, Inc. Class A	37,800	1,547,910
The J.M. Smucker Co.	378	12,901
Tyson Foods, Inc. Class A	145,300	2,253,603
		7,357,914
Household Products - 1.5%
Colgate-Palmolive Co.	116,600	5,835,830
Kimberly-Clark Corp.	68,100	4,222,200
Procter & Gamble Co.	18,920	1,689,556
		11,747,586
Personal Products - 4.0%
Avon Products, Inc.	72,722	3,798,997
Gillette Co.	829,070	28,080,601
		31,879,598
Tobacco - 2.4%
Philip Morris Companies, Inc.	425,220	18,573,610
TOTAL CONSUMER STAPLES		105,267,483
ENERGY - 7.8%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	88,100	2,932,849
Cooper Cameron Corp. (a)	64,500	3,123,090
Schlumberger Ltd. (NY Shares)	230,000	10,695,000
		16,750,939
Oil & Gas - 5.6%
BP PLC sponsored ADR	183,390	9,259,361
ChevronTexaco Corp.	140,800	12,460,800
Conoco, Inc.	164,700	4,578,660
Exxon Mobil Corp.	387,300	15,848,316
TotalFinaElf SA:
Series B	6,153	995,555
sponsored ADR	9,405	760,865
		43,903,557
TOTAL ENERGY		60,654,496
FINANCIALS - 19.5%
Banks - 1.5%
Bank of America Corp.	85,300	6,001,708
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
Bank One Corp.	64,900	$ 2,497,352
FleetBoston Financial Corp.	96,900	3,134,715
		11,633,775
Diversified Financials - 14.1%
American Express Co.	205,400	7,460,128
Charles Schwab Corp.	276,900	3,101,280
Citigroup, Inc.	762,507	29,547,146
Fannie Mae	310,600	22,906,750
Freddie Mac	326,300	19,969,560
Investment Technology Group, Inc. (a)	91,350	2,987,145
Lehman Brothers Holdings, Inc.	67,800	4,238,856
Merrill Lynch & Co., Inc.	107,400	4,349,700
Morgan Stanley	244,300	10,524,444
SLM Corp.	53,200	5,155,080
		110,240,089
Insurance - 3.9%
AFLAC, Inc.	136,900	4,380,800
American International Group, Inc.	359,362	24,519,269
Hartford Financial Services Group, Inc.	12,700	755,269
MetLife, Inc.	46,900	1,350,720
		31,006,058
TOTAL FINANCIALS		152,879,922
HEALTH CARE - 14.1%
Biotechnology - 0.6%
Amgen, Inc. (a)	29,300	1,227,084
Biogen, Inc. (a)	39,000	1,615,770
Celgene Corp. (a)	67,300	1,029,690
Vertex Pharmaceuticals, Inc. (a)	28,000	455,840
		4,328,384
Health Care Equipment & Supplies - 3.0%
Baxter International, Inc.	161,200	7,165,340
Becton, Dickinson & Co.	159,800	5,505,110
C.R. Bard, Inc.	22,400	1,267,392
Medtronic, Inc.	191,200	8,192,920
Zimmer Holdings, Inc. (a)	47,550	1,695,633
		23,826,395
Health Care Providers & Services - 0.1%
Cardinal Health, Inc.	19,405	1,191,661
Pharmaceuticals - 10.4%
Abbott Laboratories	29,200	1,099,380
Allergan, Inc.	23,900	1,595,325
Barr Laboratories, Inc. (a)	29,300	1,861,429
Bristol-Myers Squibb Co.	190,400	4,893,280
Forest Laboratories, Inc. (a)	116,140	8,222,712
Johnson & Johnson	65,000	3,396,900
Merck & Co., Inc.	166,400	8,426,496
Pfizer, Inc.	878,793	30,757,755

	Shares	Value (Note 1)
Schering-Plough Corp.	160,600	$ 3,950,760
Wyeth	336,200	17,213,440
		81,417,477
TOTAL HEALTH CARE		110,763,917
INDUSTRIALS - 8.6%
Aerospace & Defense - 1.9%
Boeing Co.	43,000	1,935,000
Lockheed Martin Corp.	122,300	8,499,850
Northrop Grumman Corp.	38,300	4,787,500
		15,222,350
Air Freight & Logistics - 0.3%
FedEx Corp.	44,000	2,349,600
Airlines - 0.7%
AMR Corp. (a)	34,200	576,612
Delta Air Lines, Inc.	61,200	1,224,000
Southwest Airlines Co.	229,250	3,704,680
		5,505,292
Commercial Services & Supplies - 1.6%
DST Systems, Inc. (a)	18,900	863,919
First Data Corp.	203,200	7,559,040
Paychex, Inc.	118,223	3,699,198
		12,122,157
Industrial Conglomerates - 3.4%
3M Co.	6,600	811,800
General Electric Co.	900,150	26,149,358
		26,961,158
Machinery - 0.1%
Danaher Corp.	10,700	709,945
Road & Rail - 0.6%
CSX Corp.	48,890	1,713,595
Kansas City Southern (a)	96,100	1,633,700
Union Pacific Corp.	19,740	1,249,147
		4,596,442
TOTAL INDUSTRIALS		67,466,944
INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	401,660	5,603,157
QUALCOMM, Inc. (a)	23,900	657,011
		6,260,168
Computers & Peripherals - 1.3%
Dell Computer Corp. (a)	315,500	8,247,170
Sun Microsystems, Inc. (a)	397,800	1,992,978
		10,240,148
Electronic Equipment & Instruments - 0.2%
Diebold, Inc.	43,300	1,612,492
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.5%
Overture Services, Inc. (a)	57,400	$ 1,433,852
Yahoo!, Inc. (a)	185,700	2,740,932
		4,174,784
Semiconductor Equipment & Products - 2.7%
Analog Devices, Inc. (a)	85,500	2,539,350
Intel Corp.	324,010	5,919,663
KLA-Tencor Corp. (a)	23,200	1,020,568
LAM Research Corp. (a)	55,600	999,688
Micron Technology, Inc. (a)	68,400	1,383,048
National Semiconductor Corp. (a)	168,500	4,915,145
Teradyne, Inc. (a)	53,100	1,247,850
Texas Instruments, Inc.	49,000	1,161,300
Xilinx, Inc. (a)	74,100	1,662,063
		20,848,675
Software - 5.7%
Microsoft Corp. (a)	813,700	44,509,390
TOTAL INFORMATION TECHNOLOGY		87,645,657
MATERIALS - 0.4%
Chemicals - 0.3%
Praxair, Inc.	38,700	2,204,739
Metals & Mining - 0.1%
Alcoa, Inc.	29,100	964,665
TOTAL MATERIALS		3,169,404
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.7%
BellSouth Corp.	334,900	10,549,350
SBC Communications, Inc.	139,060	4,241,330
Verizon Communications, Inc.	165,900	6,660,885
		21,451,565
Wireless Telecommunication Services - 0.1%
Sprint Corp. - PCS Group Series 1 (a)	164,600	735,762
TOTAL TELECOMMUNICATION SERVICES		22,187,327
TOTAL COMMON STOCKS (Cost $750,921,117)		737,608,607
Convertible Bonds - 0.1%
Ratings (unaudited) (b)		Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (d) (Cost $530,000)	Ba3	$ 530,000	608,302
U.S. Treasury Obligations - 0.2%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Treasury Bills, yield at date of purchase 1.69% 7/5/02 (e) (Cost $1,699,603)	-	$ 1,700,000	$ 1,699,682
Money Market Funds - 5.8%
	Shares
Fidelity Cash Central Fund, 1.89% (c)	41,462,480	41,462,480
Fidelity Securities Lending Cash Central Fund, 1.93% (c)	4,073,300	4,073,300
TOTAL MONEY MARKET FUNDS (Cost $45,535,780)		45,535,780
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $798,686,500)		785,452,371
NET OTHER ASSETS - (0.2)%		(1,283,622)
NET ASSETS - 100%		$ 784,168,749
Futures Contracts
Purchased	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Equity Index Contracts
100 S&P 500 Index Contracts	Sept. 2002	$ 24,752,500	$ (168,890)
The face value of futures purchased as a percentage of net assets - 3.2%
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $608,302 or 0.1% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,699,682.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $281,865,432 and $336,519,717, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $18,721 for the period.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $804,813,056. Net unrealized depreciation aggregated $19,360,685, of which $85,062,534 related to appreciated investment securities and $104,423,219 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $180,431,000 of which $30,553,000 and $149,878,000 will expire on December 31, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,222,064) (cost $798,686,500) - See accompanying schedule		$ 785,452,371
Receivable for investments sold		8,238,504
Receivable for fund shares sold		790,953
Dividends receivable		826,638
Interest receivable		92,028
Other receivables		1,327
Total assets		795,401,821
Liabilities
Payable to custodian bank	$ 105
Payable for investments purchased	5,423,889
Payable for fund shares redeemed	1,216,276
Accrued management fee	395,059
Distribution fees payable	29,809
Payable for daily variation on futures contracts	47,500
Other payables and accrued expenses	47,134
Collateral on securities loaned, at value	4,073,300
Total liabilities		11,233,072
Net Assets		$ 784,168,749
Net Assets consist of:
Paid in capital		$ 1,025,327,578
Undistributed net investment income		1,906,969
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(229,663,355)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(13,402,443)
Net Assets		$ 784,168,749
Initial Class: Net Asset Value, offering price and redemption price per share ($506,704,055 ÷ 38,984,357 shares)		$ 13.00
Service Class: Net Asset Value, offering price and redemption price per share ($232,789,013 ÷ 17,924,278 shares)		$ 12.99
Service Class 2: Net Asset Value, offering price and redemption price per share ($44,675,681 ÷ 3,455,566 shares)		$ 12.93

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 4,869,008
Interest		617,272
Security lending		9,703
Total income		5,495,983
Expenses
Management fee	$ 2,628,650
Transfer agent fees	313,806
Distribution fees	190,779
Accounting and security lending fees	124,541
Non-interested trustees' compensation	1,557
Custodian fees and expenses	14,290
Audit	16,029
Legal	6,919
Miscellaneous	28,498
Total expenses before reductions	3,325,069
Expense reductions	(186,538)	3,138,531
Net investment income (loss)		2,357,452
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(39,492,990)
Foreign currency transactions	1,675
Futures contracts	(3,171,156)
Total net realized gain (loss)		(42,662,471)
Change in net unrealized appreciation (depreciation) on: Investment securities	(84,038,613)
Assets and liabilities in foreign currencies	4,719
Futures contracts	(168,814)
Total change in net unrealized appreciation (depreciation)		(84,202,708)
Net gain (loss)		(126,865,179)
Net increase (decrease) in net assets resulting from operations		$ (124,507,727)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,357,452	$ 8,185,900
Net realized gain (loss)	(42,662,471)	(149,504,018)
Change in net unrealized appreciation (depreciation)	(84,202,708)	(46,969,320)
Net increase (decrease) in net assets resulting from operations	(124,507,727)	(188,287,438)
Distributions to shareholders from net investment income	(8,515,304)	(4,056,791)
Share transactions - net increase (decrease)	(58,389,843)	(155,735,950)
Total increase (decrease) in net assets	(191,412,874)	(348,080,179)
Net Assets
Beginning of period	975,581,623	1,323,661,802
End of period (including undistributed net investment income of $1,906,969 and undistributed net investment income of $8,073,998, respectively)	$ 784,168,749	$ 975,581,623
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	1,708,766	1,168,163	1,113,904
Reinvested	418,937	154,435	23,983
Redeemed	(6,267,890)	(1,832,204)	(650,724)
Net increase (decrease)	(4,140,187)	(509,606)	487,163
Dollars
Sold	$ 24,873,102	$ 17,032,672	$ 16,005,184
Reinvested	5,974,043	2,200,701	340,561
Redeemed	(89,701,734)	(25,949,525)	(9,164,847)
Net increase (decrease)	$ (58,854,589)	$ (6,716,152)	$ 7,180,898

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2
Sold	9,904,497	3,240,124	2,152,732
Reinvested	181,161	44,864	5,704
Redeemed	(20,623,054)	(4,389,986)	(650,918)
Net increase (decrease)	(10,537,396)	(1,104,998)	1,507,518
Dollars
Sold	$ 154,769,236	$ 50,526,723	$ 33,624,263
Reinvested	3,172,127	785,129	99,535
Redeemed	(321,562,633)	(67,420,661)	(9,729,669)
Net increase (decrease)	$ (163,621,270)	$ (16,108,809)	$ 23,994,129

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 5,974,042	$ 2,200,701	$ 340,561
From net realized gain	-	-	-
Total	$ 5,974,042	$ 2,200,701	$ 340,561

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 3,172,127	$ 785,129	$ 99,535
From net realized gain	-	-	-
Total	$ 3,172,127	$ 785,129	$ 99,535

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 15.13	$ 17.74	$ 23.15	$ 22.88	$ 19.27	$ 15.40
Income from Investment Operations
Net investment income (loss) E	.04	.12	.06	.27	.26	.29
Net realized and unrealized gain (loss)	(2.03)	(2.67)	(3.77)	.66	4.29	4.18
Total from investment operations	(1.99)	(2.55)	(3.71)	.93	4.55	4.47
Distributions from net investment income	(.14)	(.06)	(.29)	(.23)	(.21)	(.25)
Distributions from net realized gain	-	-	(1.41)	(.43)	(.73)	(.35)
Total distributions	(.14)	(.06)	(1.70)	(.66)	(.94)	(.60)
Net asset value, end of period	$ 13.00	$ 15.13	$ 17.74	$ 23.15	$ 22.88	$ 19.27
Total ReturnB, C, D	(13.23)%	(14.42)%	(17.07)%	4.27%	24.61%	29.95%
Ratios to Average Net AssetsF
Expenses before expense reductions	.69%A	.69%	.68%	.69%	.71%	.74%
Expenses net of voluntary waivers, if any	.69%A	.69%	.68%	.69%	.71%	.74%
Expenses net of all reductions	.65%A	.67%	.66%	.68%	.70%	.73%
Net investment income (loss)	.56%A	.79%	.31%	1.20%	1.27%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 506,704	$ 652,493	$ 951,875	$ 1,541,587	$ 1,570,011	$ 1,025,766
Portfolio turnover rate	67%A	89%	117%	42%	29%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.11	$ 17.71	$ 23.12	$ 22.86	$ 19.27	$ 18.50
Income from Investment Operations
Net investment income (loss) E	.03	.11	.04	.25	.23	.04
Net realized and unrealized gain (loss)	(2.03)	(2.67)	(3.76)	.66	4.30	.73
Total from investment operations	(2.00)	(2.56)	(3.72)	.91	4.53	.77
Distributions from net investment income	(.12)	(.04)	(.28)	(.22)	(.21)	-
Distributions from net realized gain	-	-	(1.41)	(.43)	(.73)	-
Total distributions	(.12)	(.04)	(1.69)	(.65)	(.94)	-
Net asset value, end of period	$ 12.99	$ 15.11	$ 17.71	$ 23.12	$ 22.86	$ 19.27
Total ReturnB, C, D	(13.31)%	(14.49)%	(17.13)%	4.18%	24.51%	4.16%
Ratios to Average Net AssetsG
Expenses before expense reductions	.79%A	.79%	.79%	.79%	.80%	.84%A
Expenses net of voluntary waivers, if any	.79%A	.79%	.79%	.79%	.80%	.84%A
Expenses net of all reductions	.75%A	.77%	.76%	.78%	.79%	.83%A
Net investment income (loss)	.46%A	.69%	.21%	1.09%	1.16%	1.72%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 232,789	$ 278,446	$ 345,960	$ 344,778	$ 149,496	$ 2,589
Portfolio turnover rate	67%A	89%	117%	42%	29%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.04	$ 17.68	$ 22.70
Income from Investment Operations
Net investment income (loss) E	.02	.08	.01
Net realized and unrealized gain (loss)	(2.02)	(2.66)	(3.34)
Total from investment operations	(2.00)	(2.58)	(3.33)
Distributions from net investment income	(.11)	(.06)	(.28)
Distributions from net realized gain	-	-	(1.41)
Total distributions	(.11)	(.06)	(1.69)
Net asset value, end of period	$ 12.93	$ 15.04	$ 17.68
Total ReturnB, C, D	(13.36)%	(14.64)%	(15.74)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.96%A	.95%	.95%A
Expenses net of voluntary waivers, if any	.96%A	.95%	.95%A
Expenses net of all reductions	.92%A	.93%	.93%A
Net investment income (loss)	.29%A	.53%	.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,676	$ 44,643	$ 25,827
Portfolio turnover rate	67%A	89%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio - Service Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on July 7, 2000. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to July 7, 2000 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class' 12b-1 fee been reflected, returns prior to July 7, 2000 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Investment Grade Bond - Service Class	7.79%	7.21%	6.92%
LB Aggregate Bond	8.63%	7.57%	7.34%
Variable Annuity Intermediate Investment Grade Debt Funds Average	7.17%	6.43%	6.48%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the Lehman Brothers® Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity intermediate investment grade debt funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 26 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Investment Grade Bond Portfolio - Service Class on June 30, 1992. By June 30, 2002, the value of the investment would have grown to $19,534 - a 95.34% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,315 - a 103.15% increase.

Understanding Performance

How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Ford O'Neil, Portfolio Manager of Investment Grade Bond Portfolio

Q. How did the fund perform, Ford?

A. For the six months ending June 30, 2002, the fund lagged the Lehman Brothers Aggregate Bond Index, which returned 3.79%, but outperformed the variable annuity intermediate investment grade debt funds average tracked by Lipper Inc., which returned 2.62%. For the 12 months ending June 30, 2002, fund performance again fell between that of the Lehman Brothers index and Lipper average, which returned 8.63% and 7.17%, respectively.

Q. What factors drove the fund's performance during the past six months?

A. Despite volatile interest rate and stock market conditions, investment-grade bonds fared well, as the economic recovery stalled during the second quarter and the prospects for Federal Reserve Board tightening were pushed further into the future. Interest rates fell and the yield curve steepened, as ongoing corporate governance issues and geopolitical concerns eroded investor confidence, sparking a strong flight to quality in government bonds. Against this backdrop, the fund was rewarded for my continued emphasis on higher-quality and higher-yielding spread sectors, namely mortgage and asset-backed securities, which outpaced Treasuries during the period. Strong security selection within these groups also aided relative performance. Unfortunately, it wasn't enough to beat the index, as the fund was hurt both by overweighting corporate bonds - by far the weakest sector of the market year to date - and underweighting stronger-performing Treasury and government agency issues. While corporates benefited from some improvement in the economy, swelling negative sentiment toward the sector overwhelmed their advances.

Q. What was behind the fund's sector positioning?

A. Given the higher-than-average volatility in the corporate market - due to scores of rating agency downgrades, company-specific management concerns and accounting issues - I became more conservative. As a result, I reduced our overweighting in corporates and further emphasized high-quality mortgage and asset-backed securities that were trading at very attractive yield spread levels relative to Treasuries and agencies. Within the mortgage position, I focused on newly issued current-coupon mortgages, commercial mortgage-backed securities and commercial mortgage obligations. These securities performed extremely well during the first quarter as the market stabilized following last fall's massive refinancing wave, mortgage rates rose and prepayment activity slowed dramatically. Reduced volatility is a positive for mortgages, as cash flows become more predictable.

Q. What was your strategy for corporates?

A. The corporate waters were never more treacherous, as evidenced by the countless number of downgrades that occurred during the period. Despite heightened credit risk, we still managed to post respectable performance in the sector. While the performance of our holdings slightly trailed those included in the index, they helped us extend our lead over the Lipper peer average. During the past six months, what you didn't own was often just as important as what you did own. That's where good credit analysis and diversification came into play, as we successfully avoided several prominent issuers in the index that experienced severe financial stress. While we weren't fully immune to troubled securities, we benefited from holding smaller positions in more securities, which helped reduce our risk exposure and limit our downside relative to the index and particularly versus our competitors. The fund was hurt the most by a handful of names in the telecommunication services sector that stumbled badly, due in part to the WorldCom scandal. We offset some of these losses by overweighting strong-performing banks, which enjoyed rock-solid balance sheets, high quality of assets and no appreciable industry-wide credit problems. We also benefited from adding to the fund's positioning in Yankee bonds - dollar-denominated securities issued by foreign entities - primarily among Canadian and Mexican issuers, a defensive strategy that helped amid the period's volatility.

Q. What's your outlook?

A. The Fed looks to be on hold through year-end and will likely not raise interest rates until it is convinced the economy is back on track. I may consider slowly reducing our high-quality mortgage and asset-backed security bets and rotating into more aggressive corporates as I feel more comfortable that the recovery is solidifying and negative headline risk is abating. Since it's still unclear which companies will come under pressure given that it appears to be a slower "U-shaped" recovery, I'll continue to stick with our process of doing substantial credit work before I buy a security. Even more importantly, I'll keep the size of those positions small in absolute terms and relative to our competitors.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based upon market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities

Start date: December 5, 1988

Size: as of June 30, 2002, more than $1.6 billion

Manager: Ford O'Neil, since 2001; joined Fidelity in 1990

3

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Investment Summary

Quality Diversification as of June 30, 2002
% of fund's investments
Aaa	57.2
Aa	3.1
A	14.5
Baa	15.6
Ba and Below	0.3
Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality.
Average Years to Maturity as of June 30, 2002
Years	7.0
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Financials	15.9
Utilities	3.3
Telecommunication Services	2.8
Consumer Discretionary	2.5
Consumer Staples	1.6
The percentages are based on the combined long-term debt holdings of the fund and its pro-rata share of the fixed-income central fund.

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.6%
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.2%
DaimlerChrysler North America Holding Corp. 7.2% 9/1/09	A3	$ 3,500,000	$ 3,652,880
Media - 2.2%
AOL Time Warner, Inc.:
6.875% 5/1/12	Baa1	2,325,000	2,144,229
7.7% 5/1/32	Baa1	1,745,000	1,547,991
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	Ba1	2,100,000	2,064,334
Clear Channel Communications, Inc. 7.875% 6/15/05	Baa3	1,560,000	1,641,323
Comcast Cable Communications, Inc. 6.875% 6/15/09	Baa2	5,000,000	4,653,100
Continental Cablevision, Inc. 8.3% 5/15/06	Baa2	810,000	828,557
Cox Communications, Inc. 7.75% 11/1/10	Baa2	3,700,000	3,519,203
News America Holdings, Inc. 7.75% 12/1/45	Baa3	10,000,000	9,333,660
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa1	8,800,000	8,756,132
Time Warner, Inc. 8.18% 8/15/07	Baa1	1,240,000	1,320,235
			35,808,764
TOTAL CONSUMER DISCRETIONARY			39,461,644
CONSUMER STAPLES - 1.6%
Food & Drug Retailing - 0.5%
Kroger Co.:
6.8% 4/1/11	Baa3	2,285,000	2,377,748
8.05% 2/1/10	Baa3	3,195,000	3,551,699
Safeway, Inc. 6.5% 3/1/11	Baa2	2,215,000	2,282,181
			8,211,628
Food Products - 0.3%
ConAgra Foods, Inc. 6.75% 9/15/11	Baa1	3,870,000	4,083,670
Dole Food Co., Inc. 7.25% 5/1/09 (d)	Ba1	1,540,000	1,570,800
			5,654,470
Household Products - 0.1%
Fort James Corp. 6.5% 9/15/02	Ba1	2,000,000	1,991,058
Tobacco - 0.7%
Philip Morris Companies, Inc.:
7% 7/15/05	A2	1,500,000	1,603,782
7.65% 7/1/08	A2	5,000,000	5,483,430

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 6/1/07	Baa2	$ 2,205,000	$ 2,257,620
7.75% 5/15/06	Baa2	1,570,000	1,689,100
			11,033,932
TOTAL CONSUMER STAPLES			26,891,088
ENERGY - 1.1%
Oil & Gas - 1.1%
Alberta Energy Co. Ltd. 7.375% 11/1/31	Baa1	2,320,000	2,475,895
Devon Energy Corp. 7.95% 4/15/32	Baa2	3,420,000	3,678,850
Duke Energy Field Services LLC 7.875% 8/16/10	Baa2	2,000,000	2,122,630
Pemex Project Funding Master Trust 7.875% 2/1/09 (d)	Baa1	1,200,000	1,197,000
Suncor Energy, Inc. 7.15% 2/1/32	A3	2,175,000	2,237,451
The Coastal Corp. 7.75% 6/15/10	Baa2	5,990,000	5,928,632
			17,640,458
FINANCIALS - 15.3%
Banks - 3.0%
Bank of America Corp.:
4.75% 10/15/06	Aa2	2,035,000	2,043,950
7.8% 2/15/10	Aa3	6,600,000	7,385,664
Bank of Montreal 6.1% 9/15/05	A1	3,000,000	3,136,239
Bank One Corp. 6.5% 2/1/06	Aa3	1,245,000	1,321,082
BankBoston Corp. 6.625% 12/1/05	A2	5,400,000	5,744,920
Barclays Bank PLC yankee 8.55% 9/29/49 (c)(d)	Aa3	1,160,000	1,335,129
Capital One Bank 6.5% 7/30/04	Baa2	930,000	939,394
First Union Corp. 7.55% 8/18/05	A1	1,475,000	1,613,970
FleetBoston Financial Corp. 7.25% 9/15/05	A1	1,695,000	1,843,260
HSBC Finance Nederland BV 7.4% 4/15/03 (d)	A1	250,000	258,837
Korea Development Bank 7.375% 9/17/04	A3	1,320,000	1,415,643
MBNA Corp.:
6.25% 1/17/07	Baa2	1,905,000	1,949,632
6.34% 6/2/03	Baa2	350,000	343,673
7.5% 3/15/12	Baa2	3,005,000	3,199,940
Merita Bank Ltd. yankee 6.5% 1/15/06	A1	1,500,000	1,583,933
PNC Funding Corp. 5.75% 8/1/06	A2	1,800,000	1,855,337
Nonconvertible Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Banks - continued
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (f)	A1	$ 1,750,000	$ 1,829,441
8.817% 3/31/49	A1	1,640,000	1,784,728
9.118% 3/31/49	A1	1,130,000	1,328,992
Union Planters Corp. 6.75% 11/1/05	A3	400,000	425,144
Washington Mutual Bank 6.875% 6/15/11	A3	3,000,000	3,152,457
Washington Mutual, Inc. 5.625% 1/15/07	A3	3,955,000	4,005,786
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	Aa2	900,000	1,002,775
			49,499,926
Diversified Financials - 10.7%
Abbey National Capital Trust I 8.963% 12/29/49 (c)	A1	3,000,000	3,463,506
Ahmanson Capital Trust I 8.36% 12/1/26 (d)	Baa1	1,125,000	1,190,612
Alliance Capital Management LP 5.625% 8/15/06	A2	2,475,000	2,536,382
American Airlines pass thru trust certificate 7.858% 4/1/13	Baa1	3,550,000	3,842,385
American Gen. Finance Corp. 5.875% 7/14/06	A1	5,400,000	5,576,445
Amvescap PLC 6.6% 5/15/05	A2	5,100,000	5,403,634
Associates Corp. of North America 6% 7/15/05	Aa1	2,500,000	2,664,183
Bell Atlantic Financial Service, Inc. 7.6% 3/15/07	A1	1,100,000	1,204,550
Burlington Resources Finance Co. 7.4% 12/1/31 (d)	Baa1	2,680,000	2,802,318
Capital One Financial Corp.:
7.125% 8/1/08	Baa3	1,290,000	1,207,605
7.25% 5/1/06	Baa3	5,000,000	4,840,310
CIT Group, Inc.:
5.5% 2/15/04	A2	500,000	481,060
7.75% 4/2/12	A2	2,125,000	2,091,907
Countrywide Home Loans, Inc.:
5.5% 8/1/06	A3	2,000,000	2,044,368
5.5% 2/1/07	A3	2,500,000	2,544,580
6.85% 6/15/04	A3	2,550,000	2,697,306

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Credit Suisse First Boston (USA), Inc.:
5.875% 8/1/06	Aa3	$ 2,000,000	$ 2,073,124
6.5% 1/15/12	Aa3	3,080,000	3,104,141
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	A3	315,000	337,945
7.92% 5/18/12	Baa1	3,700,000	3,832,907
Devon Financing Corp. ULC 6.875% 9/30/11	Baa2	3,265,000	3,400,289
Ford Motor Credit Co.:
5.8% 1/12/09	A3	2,590,000	2,435,118
6.5% 1/25/07	A3	2,900,000	2,902,651
6.875% 2/1/06	A3	4,600,000	4,706,104
7.25% 10/25/11	A3	475,000	477,278
7.375% 10/28/09	A3	4,020,000	4,161,516
7.875% 6/15/10	A3	3,500,000	3,659,037
General Electric Capital Corp. 6% 6/15/12	Aaa	8,045,000	7,927,945
General Motors Acceptance Corp.:
6.38% 1/30/04	A2	1,840,000	1,906,396
6.75% 1/15/06	A2	2,660,000	2,761,639
6.875% 9/15/11	A2	1,720,000	1,707,645
7.5% 7/15/05	A2	500,000	532,876
7.75% 1/19/10	A2	4,300,000	4,549,813
Goldman Sachs Group, Inc. 6.6% 1/15/12	A1	4,925,000	5,016,639
Household Finance Corp.:
6.375% 10/15/11	A2	6,130,000	5,864,068
6.5% 1/24/06	A2	605,000	618,544
8% 5/9/05	A2	235,000	253,134
HSBC Capital Funding LP 9.547% 12/31/49 (c)(d)	A2	6,600,000	7,763,818
ING Capital Funding Trust III 8.439% 12/31/10	A1	2,050,000	2,285,740
J.P. Morgan Chase & Co.:
5.35% 3/1/07	Aa3	3,840,000	3,887,643
5.625% 8/15/06	Aa3	1,065,000	1,098,472
6.75% 2/1/11	A1	2,130,000	2,207,768
Mellon Funding Corp. 7.5% 6/15/05	A1	5,650,000	6,196,491
Morgan Stanley 6.6% 4/1/12	Aa3	2,695,000	2,746,439
Newcourt Credit Group, Inc. 6.875% 2/16/05	A2	3,970,000	3,818,108
NiSource Finance Corp.:
7.625% 11/15/05	Baa3	3,745,000	3,767,316
7.875% 11/15/10	Baa3	2,120,000	2,191,026
Petronas Capital Ltd. 7% 5/22/12 (d)	Baa1	7,180,000	7,296,675
Popular North America, Inc. 6.125% 10/15/06	A3	3,235,000	3,316,616
Nonconvertible Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Sears Roebuck Acceptance Corp. 6.7% 4/15/12	Baa1	$ 4,000,000	$ 4,091,924
Southwest Airlines Co. pass thru trust certificate 5.496% 11/1/06	Aa2	6,000,000	6,140,321
Sprint Capital Corp.:
6.875% 11/15/28	Baa3	3,475,000	2,175,110
7.125% 1/30/06	Baa3	1,480,000	1,184,283
7.625% 1/30/11	Baa3	3,500,000	2,784,712
8.75% 3/15/32	Baa3	3,810,000	2,865,371
TCI Communications Financing III 9.65% 3/31/27	Baa3	1,500,000	1,499,091
TXU Eastern Funding 6.75% 5/15/09	Baa1	785,000	789,306
UBS Preferred Funding Trust 1 8.622% 12/29/49	A1	1,600,000	1,833,046
			176,759,236
Insurance - 0.3%
Principal Life Global Funding I:
5.125% 6/28/07 (d)	Aa2	3,000,000	3,025,302
6.25% 2/15/12 (d)	Aa2	2,150,000	2,203,187
			5,228,489
Real Estate - 1.3%
Arden Realty LP 7% 11/15/07	Baa3	5,000,000	5,186,775
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	1,430,000	1,481,616
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	510,000	530,372
Duke Realty LP 7.3% 6/30/03	Baa1	1,500,000	1,557,581
EOP Operating LP:
6.5% 1/15/04	Baa1	1,610,000	1,666,592
6.625% 2/15/05	Baa1	4,500,000	4,707,977
7.75% 11/15/07	Baa1	1,275,000	1,396,705
ERP Operating LP 7.1% 6/23/04	Baa1	1,000,000	1,052,521
Mack-Cali Realty LP 7.75% 2/15/11	Baa3	2,700,000	2,881,200
ProLogis Trust 6.7% 4/15/04	Baa1	460,000	478,098
			20,939,437
TOTAL FINANCIALS			252,427,088
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.8%
Lockheed Martin Corp. 8.2% 12/1/09	Baa2	2,000,000	2,314,774

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Raytheon Co.:
5.7% 11/1/03	Baa3	$ 1,800,000	$ 1,842,455
7.9% 3/1/03	Baa3	2,535,000	2,599,921
8.2% 3/1/06	Baa3	5,900,000	6,506,290
			13,263,440
Airlines - 0.0%
Delta Air Lines, Inc. equipment trust certificate 8.54% 1/2/07	Ba1	317,398	288,832
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp. 6.53% 7/15/37	Baa2	3,000,000	3,097,710
CSX Corp. 7.95% 5/1/27	Baa2	4,000,000	4,464,268
Norfolk Southern Corp. 7.25% 2/15/31	Baa1	2,800,000	2,901,184
			10,463,162
TOTAL INDUSTRIALS			24,015,434
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.2%
Motorola, Inc. 8% 11/1/11	Baa2	3,015,000	2,942,245
Computers & Peripherals - 0.7%
Hewlett-Packard Co. 6.5% 7/1/12	A3	4,805,000	4,780,975
International Business Machines Corp. 4.875% 10/1/06	A1	6,400,000	6,461,805
			11,242,780
TOTAL INFORMATION TECHNOLOGY			14,185,025
MATERIALS - 0.2%
Paper & Forest Products - 0.2%
Weyerhaeuser Co. 6.75% 3/15/12 (d)	Baa2	3,350,000	3,468,979
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.1%
AT&T Corp.:
6.5% 3/15/29	Baa2	10,135,000	6,993,150
7.3% 11/15/11 (d)	Baa2	1,915,000	1,589,450
8% 11/15/31 (d)	Baa2	1,625,000	1,267,500
British Telecommunications PLC 8.875% 12/15/30	Baa1	3,250,000	3,539,796
Cable & Wireless Optus Finance Property Ltd. 8.125% 6/15/09 (d)	A2	1,700,000	1,892,222
Citizens Communications Co. 8.5% 5/15/06	Baa2	1,750,000	1,693,573
Deutsche Telekom International Finance BV 8.25% 6/15/05 (c)	Baa1	4,000,000	4,092,612
Nonconvertible Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Corp. 8.875% 3/15/12 (d)	Baa3	$ 3,285,000	$ 2,923,650
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	1,730,000	1,735,062
Telefonos de Mexico SA de CV 8.25% 1/26/06	A3	3,500,000	3,570,000
Teleglobe Canada, Inc. yankee:
7.2% 7/20/09 (b)	C	2,858,000	57,160
7.7% 7/20/29 (b)	C	1,066,000	21,320
TELUS Corp. 7.5% 6/1/07	Baa2	4,830,000	4,333,481
Verizon New York, Inc. 7.375% 4/1/32	A1	1,570,000	1,480,912
			35,189,888
Wireless Telecommunication Services - 0.5%
AT&T Wireless Services, Inc.:
7.35% 3/1/06	Baa2	1,500,000	1,305,000
7.875% 3/1/11	Baa2	2,250,000	1,817,411
8.75% 3/1/31	Baa2	2,560,000	1,977,065
Cingular Wireless LLC 7.125% 12/15/31 (d)	A3	3,500,000	3,025,698
			8,125,174
TOTAL TELECOMMUNICATION SERVICES			43,315,062
UTILITIES - 3.1%
Electric Utilities - 2.1%
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (d)	Baa2	2,500,000	2,640,220
Avon Energy Partners Holdings:
6.46% 3/4/08 (d)	Baa3	1,500,000	1,464,963
7.05% 12/11/07 (d)	Baa3	3,000,000	3,027,621
Constellation Energy Group, Inc. 7% 4/1/12	Baa1	1,740,000	1,817,132
Detroit Edison Co. 6.125% 10/1/10	A3	2,350,000	2,342,224
Dominion Resources, Inc. 6.25% 6/30/12	Baa1	3,255,000	3,237,749
FirstEnergy Corp. 6.45% 11/15/11	Baa2	3,850,000	3,737,950
Hydro-Quebec 6.3% 5/11/11	A1	8,000,000	8,480,640
Israel Electric Corp. Ltd. 7.75% 12/15/27 (d)	A3	1,015,000	848,063
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	1,000,000	908,304
TECO Energy, Inc. 7% 5/1/12	A3	3,580,000	3,754,436

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Texas Utilities Co. 6.375% 1/1/08	Baa3	$ 205,000	$ 206,714
TXU Corp. 6.375% 6/15/06	Baa3	2,000,000	2,057,020
			34,523,036
Gas Utilities - 0.8%
Consolidated Natural Gas Co.:
5.375% 11/1/06	A3	2,190,000	2,197,783
6.85% 4/15/11	A3	445,000	463,086
El Paso Energy Corp. 7.75% 1/15/32	Baa2	1,705,000	1,581,115
Kinder Morgan Energy Partners LP 7.125% 3/15/12	Baa1	1,740,000	1,840,193
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (d)	Baa2	4,370,000	4,643,125
Sempra Energy 7.95% 3/1/10	A2	610,000	650,303
Texas Eastern Transmission Corp.:
5.25% 7/15/07	A2	805,000	805,950
7.3% 12/1/10	A2	1,270,000	1,359,538
			13,541,093
Multi-Utilities & Unregulated Power - 0.2%
Williams Companies, Inc.:
7.125% 9/1/11	Baa3	3,265,000	2,643,997
7.5% 1/15/31	Baa2	1,105,000	793,551
			3,437,548
TOTAL UTILITIES			51,501,677
TOTAL NONCONVERTIBLE BONDS (Cost $477,006,029)			472,906,455
U.S. Government and Government Agency Obligations - 16.8%

U.S. Government Agency Obligations - 5.2%
Fannie Mae:
5% 1/15/07	Aaa	6,180,000	6,348,671
5.125% 2/13/04	Aaa	4,000,000	4,150,384
7.25% 5/15/30	Aaa	17,684,000	20,137,124
Freddie Mac:
3.75% 4/15/04	Aaa	10,000	10,161
4.875% 3/15/07	Aaa	20,920,000	21,383,232
5.5% 7/15/06	Aaa	9,365,000	9,822,836
5.75% 3/15/09	Aaa	4,300,000	4,510,046
5.75% 1/15/12	Aaa	7,740,000	7,952,184
5.875% 3/21/11	Aa2	7,205,000	7,384,866
6.25% 7/15/32	Aaa	1,001,000	1,006,400
6.75% 3/15/31	Aaa	1,479,000	1,589,366
U.S. Government and Government Agency Obligations - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	Aaa	$ 1,117,231	$ 1,248,093
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	Aaa	2,222	2,287
Series 1993-D, 5.23% 5/15/05	Aaa	5,106	5,279
Series 1994-A, 7.12% 4/15/06	Aaa	4,305	4,601
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	Aaa	4,237	4,559
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-1, 6.88% 1/26/03	Aaa	2,353	2,388
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1994-195, 6.08% 8/15/04	-	61,075	63,397
Private Export Funding Corp. secured:
5.65% 3/15/03	Aaa	40,500	41,293
6.86% 4/30/04	Aaa	458,367	480,409
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			86,147,576
U.S. Treasury Obligations - 11.6%
U.S. Treasury Bonds:
6.125% 8/15/29	Aaa	10,365,000	11,008,242
6.25% 5/15/30	Aaa	26,525,000	28,732,994
6.625% 2/15/27	Aaa	4,000,000	4,491,240
11.25% 2/15/15	Aaa	14,060,000	21,843,532

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Treasury Notes:
3.375% 4/30/04	Aaa	$ 6,000,000	$ 6,063,300
3.5% 11/15/06	Aaa	1,400,000	1,375,063
5.75% 11/15/05	Aaa	40,000,000	42,687,520
6.125% 8/15/07	Aaa	32,225,000	35,123,413
7% 7/15/06	Aaa	35,000,000	39,094,685
TOTAL U.S. TREASURY OBLIGATIONS			190,419,989
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $272,195,005)			276,567,565
U.S. Government Agency - Mortgage Securities - 35.2%

Fannie Mae - 22.3%
5.5% 9/1/16 to 3/1/32	Aaa	35,314,606	34,980,726
5.5% 7/1/17 (e)	Aaa	24,010,943	24,018,446
6% 2/1/13 to 3/1/32 (e)	Aaa	86,335,868	86,954,790
6.5% 2/1/10 to 7/1/31	Aaa	111,151,179	114,071,636
6.5% 7/1/32 (e)	Aaa	68,419,798	69,724,050
7% 3/1/15 to 6/1/31	Aaa	12,266,613	12,760,956
7% 7/1/17 (e)	Aaa	5,340,000	5,603,663
7.5% 7/1/07 to 5/1/31	Aaa	19,287,745	20,303,836
8% 3/1/23 to 3/1/30	Aaa	630,855	677,361
8.5% 3/1/25 to 6/1/25	Aaa	10,025	10,797
TOTAL FANNIE MAE			369,106,261
Freddie Mac - 0.1%
8.5% 3/1/20 to 1/1/28	Aaa	1,195,315	1,287,199
Government National Mortgage Association - 12.8%
6% 8/15/08 to 4/15/31	Aaa	31,855,470	32,028,110
6.5% 10/15/27 to 10/15/31	Aaa	10,248,311	10,519,363
7% 1/15/28 to 4/15/32	Aaa	158,009,010	164,430,045
7.5% 3/15/06 to 10/15/28	Aaa	4,211,570	4,470,577
8% 2/15/17	Aaa	74,507	80,472
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			211,528,567
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $572,538,222)			581,922,027
Asset-Backed Securities - 3.7%
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
American Express Credit Account Master Trust 6.1% 12/15/06	A1	$ 1,500,000	$ 1,575,660
Capital One Master Trust 5.45% 3/16/09	Aaa	4,000,000	4,153,560
Chase Manhattan Auto Owner Trust:
5.06% 2/15/08	A2	735,000	756,016
5.07% 2/15/08	Aaa	4,900,000	4,991,875
Citibank Credit Card Issuance Trust 4.1% 12/7/06	Aaa	5,000,000	5,060,650
Discover Card Master Trust I 5.75% 12/15/08	Aaa	7,000,000	7,350,431
Ford Credit Auto Owner Trust:
5.54% 12/15/05	A1	1,400,000	1,450,750
5.71% 9/15/05	A1	755,000	788,385
Honda Auto Receivables Owner Trust:
4.67% 3/18/05	Aaa	3,080,000	3,150,686
5.09% 10/18/06	Aaa	1,640,000	1,693,562
Household Private Label Credit Card Master Note Trust I 5.5% 1/18/11	Aaa	4,875,000	5,063,335
JCPenney Master Credit Card Trust 5.5% 6/15/07	Aaa	7,000,000	7,245,378
MBNA Credit Card Master Note Trust:
2.2% 1/15/09 (f)	A2	12,100,000	12,096,219
5.75% 10/15/08	Aaa	1,800,000	1,895,133
Railcar Trust 7.75% 6/1/04	Aaa	276,550	290,878
Sears Credit Account Master Trust II:
6.75% 9/16/09	Aaa	2,255,000	2,437,430
7.5% 11/15/07	A2	1,300,000	1,373,840
TOTAL ASSET-BACKED SECURITIES (Cost $59,531,186)			61,373,788
Commercial Mortgage Securities - 3.4%

Chase Manhatten Bank-First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-1 Class A2, 7.439% 8/15/31	AAA	5,000,000	5,562,500
Commercial Mortgage Asset Trust sequential pay Series 1999-C1 Class A3, 6.64% 9/17/10	Aaa	5,000,000	5,375,000

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/1/09 (d)	Aaa	$ 3,677,027	$ 3,816,639
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A3, 6.55% 1/17/35	Aaa	2,075,000	2,198,875
Series 2000-C1 Class A2, 7.545% 4/15/62	AAA	1,100,000	1,232,444
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	1,080,000	1,133,349
Series 1998-C1 Class C, 6.78% 5/17/40	A	5,000,000	5,255,995
Series 2001-CKN5 Class AX, 1.1218% 9/15/34 (d)(f)(g)	Aaa	32,413,124	2,441,032
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 5/10/10	Aaa	3,000,000	3,369,777
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (d)	Aa2	500,000	537,969
Class C1, 7.52% 5/15/06 (d)	A2	500,000	537,969
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. sequential pay Series 2000-C3 Class A2, 6.957% 9/15/35	Aaa	2,000,000	2,179,375
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 12/15/11 (d)	Aaa	3,483,337	3,480,480
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (f)	Baa3	1,000,000	985,000
J.P. Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class A2, 7.77% 10/15/32	Aaa	3,745,000	4,203,014
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	Aaa	2,180,000	2,494,397
Series 2001-C3 Class A1, 6.058% 6/15/20	AAA	5,829,237	6,069,699
Commercial Mortgage Securities - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Nomura Asset Securities Corp. sequential pay Series 1998-D6 Class A1B, 6.59% 3/17/28	Aaa	$ 3,000,000	$ 3,224,670
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (d)	Aaa	2,500,000	2,653,906
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $54,884,071)			56,752,090
Foreign Government and Government Agency Obligations - 1.4%

British Columbia Province yankee 7% 1/15/03	Aa2	500,000	512,391
Chilean Republic 7.125% 1/11/12	Baa1	3,520,000	3,553,000
Malaysian Government 7.5% 7/15/11	Baa2	1,890,000	2,008,125
Ontario Province 6% 2/21/06	Aa3	1,800,000	1,908,162
Polish Government 6.25% 7/3/12	Baa1	4,005,000	4,009,365
Quebec Province:
yankee 7.125% 2/9/24	A1	250,000	271,343
7% 1/30/07	A1	1,000,000	1,100,985
United Mexican States:
7.5% 1/14/12	Baa2	7,500,000	7,415,625
9.875% 2/1/10	Baa2	2,290,000	2,559,075
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $23,027,275)			23,338,071
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (d) (Cost $1,706,548)	A2	1,725,000	1,769,534
Fixed-Income Funds - 7.6%
	Shares	Value (Note 1)
Fidelity Ultra-Short Central Fund (h) (Cost $125,000,006)	12,537,689	$ 124,624,629
Cash Equivalents - 9.0%
	Maturity Amount
Investments in repurchase agreements:
(U.S. Government Obligations), in a joint trading account at 2%, dated 6/28/02 due 7/1/02	$ 142,642,758	142,619,000
(U.S. Treasury Obligations), in a joint trading account at 1.75%, dated 6/28/02 due 7/1/02	6,243,912	6,243,000
TOTAL CASH EQUIVALENTS (Cost $148,862,000)		148,862,000
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $1,734,750,342)	1,748,116,159
NET OTHER ASSETS - (5.8)%	(95,992,515)
NET ASSETS - 100%	$ 1,652,123,644
Legend
(a) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(b) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(c) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $70,672,698 or 4.3% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(h) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $1,438,847,201 and $1,233,915,928, respectively, of which long-term U.S. government and government agency obligations aggregated $1,159,636,415 and $1,034,888,882, respectively.

Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $1,734,177,844. Net unrealized appreciation aggregated $13,938,315, of which $30,701,172 related to appreciated investment securities and $16,762,857 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $3,067,000 all of which will expire on December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $148,862,000) (cost $1,734,750,342) - See accompanying schedule		$ 1,748,116,159
Cash		600
Receivable for investments sold		32,930
Receivable for fund shares sold		5,203,329
Interest receivable		16,754,072
Total assets		1,770,107,090
Liabilities
Payable for investments purchased Regular delivery	$ 11,914,046
Delayed delivery	101,713,078
Payable for fund shares redeemed	3,593,353
Accrued management fee	589,419
Distribution fees payable	10,501
Other payables and accrued expenses	163,049
Total liabilities		117,983,446
Net Assets		$ 1,652,123,644
Net Assets consist of:
Paid in capital		$ 1,600,123,663
Undistributed net investment income		36,845,683
Accumulated undistributed net realized gain (loss) on investments		1,788,385
Net unrealized appreciation (depreciation) on investments		13,365,913
Net Assets		$ 1,652,123,644
Initial Class: Net Asset Value, offering price and redemption price per share ($1,602,928,246 ÷ 125,155,947 shares)		$ 12.81
Service Class: Net Asset Value, offering price and redemption price per share ($600,711 ÷ 47,023 shares)		$ 12.77
Service Class 2: Net Asset Value, offering price and redemption price per share ($48,594,687 ÷ 3,826,217 shares)		$ 12.70

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Interest		$ 40,764,209
Security lending		13,131
Total income		40,777,340
Expenses
Management fee	$ 3,308,480
Transfer agent fees	527,206
Distribution fees	38,512
Accounting and security lending fees	171,844
Non-interested trustees' compensation	2,709
Custodian fees and expenses	44,547
Audit	25,981
Legal	4,013
Miscellaneous	21,635
Total expenses before reductions	4,144,927
Expense reductions	(23,742)	4,121,185
Net investment income (loss)		36,656,155
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		6,399,819
Change in net unrealized appreciation (depreciation) on investment securities		3,092,321
Net gain (loss)		9,492,140
Net increase (decrease) in net assets resulting from operations		$ 46,148,295

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Operations
Net investment income (loss)	$ 36,656,155	$ 60,422,321
Net realized gain (loss)	6,399,819	18,264,143
Change in net unrealized appreciation (depreciation)	3,092,321	2,695,000
Net increase (decrease) in net assets resulting from operations	46,148,295	81,381,464
Distributions to shareholders from net investment income	(58,817,521)	(42,039,084)
Share transactions - net increase (decrease)	200,527,316	684,676,925
Total increase (decrease) in net assets	187,858,090	724,019,305
Net Assets
Beginning of period	1,464,265,554	740,246,249
End of period (including undistributed net investment income of $36,845,683 and undistributed net investment income of $59,683,304, respectively)	$ 1,652,123,644	$ 1,464,265,554
Other Information: Share Transactions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	25,638,069	119,844	3,273,522
Reinvested	4,614,396	357	68,663
Redeemed	(17,013,539)	(82,135)	(937,194)
Net increase (decrease)	13,238,926	38,066	2,404,991

Dollars Sold	$ 327,048,321	$ 1,512,632	$ 41,291,361
Reinvested	57,956,815	4,479	856,227
Redeemed	(215,381,433)	(1,033,908)	(11,727,178)
Net increase (decrease)	$ 169,623,703	$ 483,203	$ 30,420,410

Share Transactions	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
Shares Sold	76,499,188	-	1,835,171
Reinvested	3,464,378	483	3,730
Redeemed	(26,813,346)	-	(435,939)
Net increase (decrease)	53,150,220	483	1,402,962

Dollars Sold	$ 964,627,665	$ -	$ 23,132,398
Reinvested	41,988,258	5,847	44,979
Redeemed	(339,570,756)	-	(5,551,466)
Net increase (decrease)	$ 667,045,167	$ 5,847	$ 17,625,911

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 57,956,815	$ 4,479	$ 856,227

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 41,988,258	$ 5,847	$ 44,979

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 12.920	$ 12.590	$ 12.160	$ 12.960	$ 12.560	$ 12.240
Income from Investment Operations
Net investment income (loss) E	.303	.685 G	.771	.743	.725	.759
Net realized and unrealized gain (loss)	.097	.335 G	.499	(.873)	.335	.291
Total from investment operations	.400	1.020	1.270	(.130)	1.060	1.050
Distributions from net investment income	(.510)	(.690)	(.840)	(.510)	(.590)	(.730)
Distributions from net realized gain	-	-	-	(.160)	(.070)	-
Total distributions	(.510)	(.690)	(.840)	(.670)	(.660)	(.730)
Net asset value, end of period	$ 12.810	$ 12.920	$ 12.590	$ 12.160	$ 12.960	$ 12.560
Total Return B, C, D	3.17%	8.46%	11.22%	(1.05)%	8.85%	9.06%
Ratios to Average Net Assets F
Expenses before expense reductions	.54% A	.54%	.54%	.54%	.57%	.58%
Expenses net of voluntary waivers, if any	.54% A	.54%	.54%	.54%	.57%	.58%
Expenses net of all reductions	.54% A	.54%	.54%	.54%	.57%	.58%
Net investment income (loss)	4.81% A	5.47% G	6.50%	6.07%	5.85%	6.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,602,928	$ 1,445,925	$ 739,911	$ 658,852	$ 674,813	$ 324,525
Portfolio turnover rate	181% A	278%	154%	87%	239%	191%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000 F
Net asset value, beginning of period	$ 12.890	$ 12.580	$ 11.800
Income from Investment Operations
Net investment income (loss) E	.291	.674 H	.377
Net realized and unrealized gain (loss)	.089	.326 H	.403
Total from investment operations	.380	1.000	.780
Distributions from net investment income	(.500)	(.690)	-
Net asset value, end of period	$ 12.770	$ 12.890	$ 12.580
Total Return B, C, D	3.02%	8.30%	6.61%
Ratios to Average Net Assets G
Expenses before expense reductions	.64% A	.64%	.64% A
Expenses net of voluntary waivers, if any	.64% A	.64%	.64% A
Expenses net of all reductions	.64% A	.64%	.64% A
Net investment income (loss)	4.71% A	5.37% H	6.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 601	$ 115	$ 107
Portfolio turnover rate	181% A	278%	154%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start--up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000 F
Net asset value, beginning of period	$ 12.820	$ 12.540	$ 12.060
Income from Investment Operations
Net investment income (loss) E	.281	.643 H	.686
Net realized and unrealized gain (loss)	.099	.327 H	.634
Total from investment operations	.380	.970	1.320
Distributions from net investment income	(.500)	(.690)	(.840)
Net asset value, end of period	$ 12.700	$ 12.820	$ 12.540
Total Return B, C, D	3.04%	8.08%	11.69%
Ratios to Average Net Assets G
Expenses before expense reductions	.81% A	.82%	1.75% A
Expenses net of voluntary waivers, if any	.81% A	.82%	1.05% A
Expenses net of all reductions	.81% A	.82%	1.05% A
Net investment income (loss)	4.54% A	5.19% H	5.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,595	$ 18,225	$ 229
Portfolio turnover rate	181% A	278%	154%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

Investment Grade Bond Portfolio

Fidelity Variable Insurance Products: Mid Cap Portfolio - Service Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Performance for Service Class shares reflects an asset-based service fee (12b-1 fee). If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Life of fund
Fidelity® VIP: Mid Cap - Service Class	1.69%	21.09%
S&P® MidCap 400	-4.72%	9.34%
Variable Annuity Mid-Cap Funds Average	-18.38%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's® MidCap 400 Index - a market capitalization-weighted index of 400 medium-capitalization stocks. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity mid-cap funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 143 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, December 28, 1998.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Mid Cap Portfolio - Service Class on December 28, 1998, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $19,563 - a 95.63% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $13,677- a 36.77% increase.

The LipperSM variable annuity mid-cap core funds average reflects the performance of variable annuities with similar portfolio characteristics and capitalization. The variable annuity mid-cap supergroup average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year average annual total returns for the variable annuity mid-cap core was -7.78%. The one year average annual total returns for the variable annuity mid-cap supergroup average was -15.49%.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Thomas Allen, Portfolio Manager of Mid Cap Portfolio

Q. How did the fund perform, Tom?

A. The fund outperformed both the Standard & Poor's MidCap 400 Index, which returned -3.21% for the six-month period that ended on June 30, 2002, and the variable annuity mid-cap funds average monitored by Lipper Inc., which returned -13.06% for the same period. For the 12 months that ended on June 30, 2002, the fund outperformed both the S&P® MidCap index and the Lipper mid-cap funds average, which posted returns of -4.72% and -18.38%, respectively.

Q. What factors led to the fund's outperformance during the six-month period?

A. Overall, I think the fund benefited from being positioned cautiously. The biggest performance lift came from a significantly overweighted position in gold and mining stocks versus the S&P MidCap benchmark. Gold, in particular, has tended to do very well in previous bear markets. In view of what I thought would be continuing deterioration in the market, I added to the fund's position in the precious metal with the expectation that doing so would generate both strong absolute and relative performance. This strategy worked well, as our materials holdings solidly outperformed those of the index. Also helping relative performance was the fund's underweighting in technology, a sector that continued to show lackluster results based on overcapacity and slack demand. The fund lost ground as a result of its underweighting in bank stocks, which generally performed well on improving earnings, driven by interest rate cuts by the Federal Reserve Board.

Q. Has your investment strategy changed significantly over the past six months?

A. My view of the world really hasn't changed. I've been maintaining a defensive posture, while patiently looking for opportunities to invest in companies with strong balance sheets that I believe can generate earnings growth at a rate higher than the rest of the market. For the most part, that's been my strategy during the year I've managed the fund.

Q. Which individual holdings helped fund performance the most?

A. Of the top-10 contributors to performance, four were gold or mining stocks - Meridian Gold, Newmont Mining, Agnico-Eagle Mines and Harmony Gold - all of which benefited from rising worldwide gold prices. Three more of the fund's top-10 performers were in food-related businesses: Pepsi Bottling Group; Sonic Corp., which runs drive-in restaurants; and McCormick & Co., which distributes spices and seasonings. The fund also got a nice lift from specialty packaging manufacturer Pactiv Corp. and from Bio-Rad Labs, which makes test kits that help identify "Mad Cow Disease." The fund's position in Bio-Rad Labs was sold during the period.

Q. Which stocks detracted from performance?

A. There was a sector theme here as well. Five of the fund's biggest detractors were health care- or biotechnology-related. Performance was affected by negative earnings surprises, as well as by the overall impact of slowing profitability among large pharmaceutical companies, which probably hurt smaller companies in the food chain, such as fund holdings Invitrogen, Pharmaceutical Product Development and Waters Corp. CVS, the drugstore chain, gave back some of the gains it recognized during the second half of 2001 and was a disappointment during the most recent six-month period. Sumitomo Trust, a Japanese banking company, also underperformed based on persistent difficulties in the Japanese financial sector.

Q. What's your near-term outlook, Tom?

A. I remain cautious. Stocks are still expensive on an absolute basis and may go lower, while short-term interest rates are at extreme lows and may go higher. I'm also concerned that there isn't much pent-up consumer demand and that there's a lot of consumer debt in the economy. World geopolitical uncertainty is an ongoing concern as well. All told, I think there's sufficient reason to maintain the fund's defensive positioning as we look toward year end. At the same time, however, I think the market will present opportunities to invest in good growth stories at relatively reasonable prices.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: long-term growth of capital by investing primarily in common stocks of companies with medium-sized capitalizations

Start date: December 28, 1998

Size: as of June 30, 2002, more than $1.4 billion

Manager: Thomas Allen, since 2001; joined Fidelity in 1995

3

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Nucor Corp.	2.3
Meridian Gold, Inc.	2.2
Newmont Mining Corp. Holding Co.	2.1
Invitrogen Corp.	2.0
Principal Financial Group, Inc.	2.0
10.6
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Materials	19.8
Financials	13.3
Industrials	10.0
Consumer Discretionary	9.8
Health Care	9.3
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stocks and Equity Futures	89.7%
Bonds	0.3%
Short-Term Investments and Net Other Assets	10.0%

* Foreign investments	14.1%

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.0%
Gentex Corp. (a)	4,400	$ 120,868
Superior Industries International, Inc.	100	4,625
		125,493
Distributors - 0.0%
Advanced Marketing Services, Inc.	5,800	106,140
Hotels, Restaurants & Leisure - 2.1%
Jack in the Box, Inc. (a)	29,180	927,924
Outback Steakhouse, Inc. (a)	5,300	186,030
Sonic Corp. (a)	299,650	9,412,007
Wendys International, Inc.	464,200	18,489,086
William Hill PLC (a)	194,800	790,772
WMS Industries, Inc. (a)	8,600	105,350
		29,911,169
Household Durables - 0.1%
Ethan Allen Interiors, Inc.	38,200	1,331,270
Harman International Industries, Inc.	100	4,925
		1,336,195
Internet & Catalog Retail - 0.0%
1-800-FLOWERS.com, Inc. Class A (a)	100	1,116
eBay, Inc. (a)	1,900	117,078
GSI Commerce, Inc. (a)	100	755
NetFlix, Inc.	2,500	34,975
USA Interactive (a)	100	2,345
		156,269
Leisure Equipment & Products - 1.0%
Mattel, Inc.	312,000	6,576,960
Oakley, Inc. (a)	469,600	8,171,040
		14,748,000
Media - 0.6%
Belo Corp. Series A	115,600	2,613,716
Getty Images, Inc. (a)	100	2,177
LIN TV Corp. Class A	3,000	81,120
Pixar (a)	3,500	154,350
Regal Entertainment Group Class A	2,000	46,640
Scholastic Corp. (a)	100	3,790
Washington Post Co. Class B	4,400	2,398,000
XM Satellite Radio Holdings, Inc. Class A (a)	397,900	2,884,775
		8,184,568
Multiline Retail - 1.3%
99 Cents Only Stores (a)	87,600	2,246,940
Big Lots, Inc. (a)	100	1,968
Factory 2-U Stores, Inc. (a)	103,100	1,427,935
Saks, Inc. (a)	1,113,900	14,302,476
		17,979,319
Specialty Retail - 3.4%
AC Moore Arts & Crafts, Inc. (a)	4,300	203,605
Aeropostale, Inc.	900	24,633
AutoZone, Inc. (a)	206,200	15,939,260

	Shares	Value (Note 1)
Blockbuster, Inc. Class A	70,900	$ 1,907,210
CDW Computer Centers, Inc. (a)	86,300	4,039,703
Christopher & Banks Corp. (a)	22,100	934,830
Claire's Stores, Inc.	123,300	2,823,570
Cost Plus, Inc. (a)	100	3,046
Hot Topic, Inc. (a)	62,600	1,672,046
Michaels Stores, Inc. (a)	3,500	136,500
Movie Gallery, Inc. (a)	453,000	9,567,360
PETsMART, Inc. (a)	702,300	11,264,892
		48,516,655
Textiles Apparel & Luxury Goods - 1.3%
Columbia Sportswear Co. (a)	368,100	11,778,832
Quiksilver, Inc. (a)	236,300	5,860,240
Tropical Sportswear International Corp. (a)	4,400	97,636
Vans, Inc. (a)	61,600	500,254
		18,236,962
TOTAL CONSUMER DISCRETIONARY		139,300,770
CONSUMER STAPLES - 7.7%
Beverages - 2.1%
Pepsi Bottling Group, Inc.	752,000	23,161,600
PepsiAmericas, Inc.	471,500	7,044,210
		30,205,810
Food & Drug Retailing - 1.5%
CVS Corp.	406,700	12,445,020
George Weston Ltd.	43,450	3,596,238
United Natural Foods, Inc. (a)	223,974	4,367,493
Whole Foods Market, Inc. (a)	3,300	159,126
Wild Oats Markets, Inc. (a)	54,500	877,450
		21,445,327
Food Products - 3.6%
Central Garden & Pet Co. Class A (a)	100	1,753
Dean Foods Co. (a)	271,400	10,123,220
Dole Food Co., Inc.	104,100	3,003,285
Fresh Del Monte Produce Inc.	291,800	7,295,000
Hershey Foods Corp.	69,500	4,343,750
Horizon Organic Holding Corp. (a)	100	1,762
McCormick & Co., Inc. (non-vtg.)	543,200	13,987,400
Riviana Foods, Inc.	24,700	626,367
Sanderson Farms, Inc.	454,100	11,357,041
		50,739,578
Personal Products - 0.1%
Steiner Leisure Ltd. (a)	72,100	1,045,450
Tobacco - 0.4%
RJ Reynolds Tobacco Holdings, Inc.	110,300	5,928,625
TOTAL CONSUMER STAPLES		109,364,790
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - 8.0%
Energy Equipment & Services - 5.4%
BJ Services Co. (a)	213,610	$ 7,237,107
ENSCO International, Inc.	45,310	1,235,151
GlobalSantaFe Corp.	246,050	6,729,468
Grant Prideco, Inc. (a)	51,800	704,480
National-Oilwell, Inc. (a)	588,600	12,390,030
Oceaneering International, Inc. (a)	717,900	19,383,300
Pride International, Inc. (a)	373,500	5,849,010
Tidewater, Inc.	374,850	12,340,062
Varco International, Inc. (a)	368,748	6,467,831
W-H Energy Services, Inc. (a)	207,100	4,589,336
		76,925,775
Oil & Gas - 2.6%
Devon Energy Corp.	85,100	4,193,748
Equitable Resources, Inc.	88,800	3,045,840
Forest Oil Corp. (a)	76,500	2,174,895
Hurricane Hydrocarbons Class A	652,600	6,025,457
John Wood Group PLC	159,800	514,058
Premcor, Inc.	2,000	51,440
Suncor Energy, Inc.	1,161,400	20,374,095
Valero Energy Corp.	100	3,742
		36,383,275
TOTAL ENERGY		113,309,050
FINANCIALS - 13.3%
Banks - 3.0%
Associated Banc-Corp.	130,700	4,928,697
Boston Private Financial Holdings, Inc.	351,000	8,683,740
Colonial Bancgroup, Inc.	208,600	3,129,000
Commerce Bancorp, Inc., New Jersey	224,384	9,917,773
Hancock Holding Co.	100	6,738
Kookmin Bank sponsord ADR	319,400	15,698,510
Wintrust Financial Corp.	100	3,457
		42,367,915
Diversified Financials - 2.5%
Doral Financial Corp.	1,400	46,746
Investment Technology Group, Inc. (a)	103,700	3,390,990
Principal Financial Group, Inc.	893,500	27,698,500
Sumitomo Trust & Banking Ltd.	836,000	4,026,726
		35,162,962
Insurance - 3.2%
AFLAC, Inc.	2,800	89,600
Alleghany Corp.	39,236	7,494,076
American Medical Securities Group, Inc. (a)	38,700	926,865
Mercury General Corp.	34,500	1,673,250
Ohio Casualty Corp. (a)	99,500	2,079,550
Old Republic International Corp.	122,000	3,843,000
PMA Capital Corp. Class A	174,000	3,680,100
ProAssurance Corp. (a)	47,200	830,720

	Shares	Value (Note 1)
Progressive Corp.	63,900	$ 3,696,615
Protective Life Corp.	78,880	2,610,928
Reinsurance Group of America, Inc.	99,400	3,063,508
RenaissanceRe Holdings Ltd.	42,300	1,548,180
StanCorp Financial Group, Inc.	7,542	418,581
The MONY Group, Inc.	34,400	1,169,944
The PMI Group, Inc.	64,800	2,475,360
W.R. Berkley Corp.	187,300	10,301,500
Zenith National Insurance Corp.	300	9,555
		45,911,332
Real Estate - 4.6%
Apartment Investment & Management Co. Class A	324,200	15,950,640
AvalonBay Communities, Inc.	144,500	6,748,150
Heritage Property Investment Trust, Inc.	275,000	7,345,250
Hospitality Properties Trust (SBI)	106,200	3,876,300
New Plan Excel Realty Trust	162,900	3,393,207
ProLogis Trust	298,200	7,753,200
Regency Centers Corp.	134,400	3,984,960
Simon Property Group, Inc.	417,000	15,362,280
		64,413,987
TOTAL FINANCIALS		187,856,196
HEALTH CARE - 9.0%
Biotechnology - 3.1%
Charles River Labs International, Inc. (a)	442,100	15,495,605
Gilead Sciences, Inc. (a)	100	3,288
IDEC Pharmaceuticals Corp. (a)	200	7,090
Invitrogen Corp. (a)	873,900	27,973,539
		43,479,522
Health Care Equipment & Supplies - 1.7%
Apogent Technologies, Inc. (a)	100	2,057
Becton, Dickinson & Co.	100	3,445
CTI Molecular Imaging, Inc.	7,700	176,638
DENTSPLY International, Inc.	100	3,691
Edwards Lifesciences Corp. (a)	146,400	3,396,480
Guidant Corp. (a)	3,800	114,874
Kyphon, Inc.	1,000	14,580
Respironics, Inc. (a)	4,000	136,200
St. Jude Medical, Inc. (a)	111,500	8,234,275
Varian Medical Systems, Inc. (a)	297,400	12,059,570
		24,141,810
Health Care Providers & Services - 2.8%
AmSurg Corp. (a)	105,400	2,767,804
Coventry Health Care, Inc. (a)	369,000	10,486,980
First Health Group Corp. (a)	9,800	274,792
IMS Health, Inc.	812,600	14,586,170
McKesson Corp.	3,500	114,450
Medical Staffing Network Holdings, Inc.	700	17,150
MIM Corp. (a)	100	1,209
Omnicare, Inc.	203,400	5,341,284
Oxford Health Plans, Inc. (a)	100	4,646
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Patterson Dental Co. (a)	3,100	$ 156,023
Pharmaceutical Product Development, Inc. (a)	100	2,634
Priority Healthcare Corp. Class B (a)	100	2,350
Province Healthcare Co. (a)	100	2,236
Quest Diagnostics, Inc. (a)	1,600	137,680
ResCare, Inc. (a)	810,900	5,368,158
		39,263,566
Pharmaceuticals - 1.4%
Alpharma, Inc. Class A	100	1,698
Eon Labs, Inc.	91,500	1,627,785
ICN Pharmaceuticals, Inc.	95,700	2,316,897
Perrigo Co. (a)	14,200	184,600
SICOR, Inc. (a)	842,600	15,621,804
Watson Pharmaceuticals, Inc. (a)	5,200	131,404
		19,884,188
TOTAL HEALTH CARE		126,769,086
INDUSTRIALS - 10.0%
Aerospace & Defense - 1.6%
Alliant Techsystems, Inc. (a)	184,950	11,799,810
L-3 Communications Holdings, Inc. (a)	198,600	10,724,400
Veridian Corp.	2,000	45,400
		22,569,610
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	3,250	108,973
Expeditors International of Washington, Inc.	4,400	145,904
		254,877
Airlines - 0.0%
ExpressJet Holdings, Inc. Class A	4,000	52,200
Building Products - 0.0%
Crane Co.	100	2,538
Commercial Services & Supplies - 4.8%
Avery Dennison Corp.	100	6,275
Bright Horizons Family Solutions, Inc. (a)	43,500	1,440,285
CheckFree Corp. (a)	165,800	2,593,112
ChoicePoint, Inc. (a)	525,200	23,880,844
Coinstar, Inc. (a)	88,800	2,171,160
DeVry, Inc. (a)	3,900	89,076
DST Systems, Inc. (a)	223,000	10,193,330
Education Management Corp. (a)	100	4,073
eFunds Corp. (a)	475,700	4,513,917
H&R Block, Inc.	3,300	152,295
Ionics, Inc. (a)	100	2,425
Pittston Co. - Brinks Group	358,600	8,606,400
Tetra Tech, Inc. (a)	315,900	4,643,730
Viad Corp.	374,007	9,724,182
		68,021,104

	Shares	Value (Note 1)
Electrical Equipment - 0.5%
AMETEK, Inc.	60,700	$ 2,261,075
AstroPower, Inc. (a)	213,750	4,198,050
		6,459,125
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	61,900	2,784,262
Teleflex, Inc.	59,000	3,371,850
		6,156,112
Machinery - 2.6%
AGCO Corp. (a)	144,800	2,823,600
Alfa Laval AB	700,000	7,028,573
Graco, Inc.	445,800	11,207,412
Parker Hannifin Corp.	32,300	1,543,617
Pentair, Inc.	263,500	12,669,080
Tennant Co.	18,800	744,480
		36,016,762
Marine - 0.1%
Stelmar Shipping Ltd. (a)	120,300	1,785,252
TOTAL INDUSTRIALS		141,317,580
INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 0.7%
3Com Corp. (a)	440,300	1,937,320
Avocent Corp. (a)	252,600	4,021,392
Harris Corp.	10,200	369,648
Loral Space & Communications Ltd. (a)	678,100	671,319
Plantronics, Inc. (a)	158,400	3,011,184
Polycom, Inc. (a)	100	1,199
Scientific-Atlanta, Inc.	5,100	83,895
UTStarcom, Inc. (a)	100	2,017
		10,097,974
Computers & Peripherals - 0.7%
Drexler Technology Corp. (a)	436,700	9,432,720
Electronic Equipment & Instruments - 3.3%
Anritsu Corp.	633,000	4,456,964
Itron, Inc. (a)	152,000	3,986,960
Mettler-Toledo International, Inc. (a)	87,400	3,222,438
Symbol Technologies, Inc.	3,170,600	26,950,100
Tektronix, Inc. (a)	5,200	97,292
Teledyne Technologies, Inc. (a)	229,100	4,753,825
Waters Corp. (a)	105,120	2,806,704
		46,274,283
Internet Software & Services - 0.2%
Altiris, Inc.	9,500	49,324
AsiaInfo Holdings, Inc. (a)	100	1,325
CNET Networks, Inc. (a)	100	199
FreeMarkets, Inc. (a)	100	1,413
Overture Services, Inc. (a)	100	2,498
Plumtree Software, Inc.	1,000	4,980
Retek, Inc. (a)	92,800	2,255,040
		2,314,779
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Consulting & Services - 0.5%
Affiliated Computer Services, Inc. Class A (a)	100	$ 4,748
Manhattan Associates, Inc. (a)	5,000	160,800
SRA International, Inc. Class A	700	18,886
SunGard Data Systems, Inc. (a)	259,160	6,862,557
		7,046,991
Semiconductor Equipment & Products - 0.3%
Cypress Semiconductor Corp. (a)	197,630	3,000,023
International Rectifier Corp. (a)	100	2,915
LAM Research Corp. (a)	103,000	1,851,940
NVIDIA Corp. (a)	5,000	85,900
		4,940,778
Software - 0.4%
Borland Software Corp. (a)	7,700	79,310
Cerner Corp. (a)	80,100	3,831,183
Dassault Systemes SA sponsored ADR	100	4,475
Eclipsys Corp. (a)	100	656
Kronos, Inc. (a)	2,300	70,125
Legato Systems, Inc. (a)	7,000	25,200
Magma Design Automation, Inc.	100	1,680
National Instruments Corp. (a)	100	3,256
Renaissance Learning, Inc. (a)	100	2,022
Vastera, Inc. (a)	480,500	2,109,395
		6,127,302
TOTAL INFORMATION TECHNOLOGY		86,234,827
MATERIALS - 19.8%
Chemicals - 2.1%
Agrium, Inc.	441,200	4,303,468
Albemarle Corp.	189,300	5,820,975
Ecolab, Inc.	2,900	134,067
IMC Global, Inc.	365,000	4,562,500
International Flavors & Fragrances, Inc.	94,800	3,080,052
Potash Corp. of Saskatchewan	100	6,694
Praxair, Inc.	84,600	4,819,662
Sigma Aldrich Corp.	144,200	7,231,630
		29,959,048
Containers & Packaging - 2.3%
Packaging Corp. of America (a)	137,100	2,726,919
Pactiv Corp. (a)	1,019,500	24,264,100
Sealed Air Corp.	115,600	4,655,212
		31,646,231
Metals & Mining - 15.4%
Agnico-Eagle Mines Ltd.	1,072,430	15,630,616
AUR Resources, Inc. (a)	1,858,900	5,737,421
Barrick Gold Corp.	449,440	8,545,377
Carpenter Technology Corp.	102,200	2,944,382

	Shares	Value (Note 1)
Century Aluminum Co.	32,200	$ 479,458
Compania de Minas Buenaventura SA sponsored ADR	133,800	3,425,280
Falconbridge Ltd.	691,700	9,077,907
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	855,600	15,272,460
Gold Fields Ltd. sponsored ADR	326,900	3,667,818
Harmony Gold Mining Co. Ltd.	733,000	10,119,683
Liquidmetal Technologies	10,000	116,000
Meridian Gold, Inc. (a)	1,879,200	30,611,515
Newcrest Mining Ltd.	1,989,800	8,499,847
Newmont Mining Corp. Holding Co.	1,122,680	29,560,164
Nucor Corp.	496,100	32,266,339
Outokumpu Oyj (A Shares)	173,800	2,101,489
Phelps Dodge Corp.	138,600	5,710,320
Placer Dome, Inc.	586,530	6,575,882
Steel Dynamics, Inc. (a)	796,000	13,110,120
Teck Cominco Ltd. Class B (sub. vtg.)	1,550,900	14,063,757
Xstrata PLC (a)	43,300	563,466
		218,079,301
TOTAL MATERIALS		279,684,580
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.3%
CenturyTel, Inc.	123,700	3,649,150
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	1,654,100	5,706,645
TOTAL TELECOMMUNICATION SERVICES		9,355,795
UTILITIES - 5.3%
Electric Utilities - 1.6%
REPower Systems AG	127,100	3,905,033
TXU Corp.	352,000	18,145,600
		22,050,633
Gas Utilities - 2.0%
KeySpan Corp.	498,700	18,776,055
ONEOK, Inc.	195,100	4,282,445
Southwestern Energy Co. (a)	349,000	5,301,310
		28,359,810
Multi-Utilities & Unregulated Power - 1.7%
SCANA Corp.	797,400	24,615,738
TOTAL UTILITIES		75,026,181
TOTAL COMMON STOCKS (Cost $1,201,861,546)		1,268,218,855
Convertible Bonds - 0.3%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
HEALTH CARE - 0.3%
Biotechnology - 0.3%
Charles River Laboratories, Inc. 3.5% 2/1/22 (d) (Cost $3,800,000)	B+	$ 3,800,000	$ 4,232,250
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 1.68% 7/5/02 (e) (Cost $24,994)	-	25,000	24,995
Money Market Funds - 12.7%
	Shares
Fidelity Cash Central Fund, 1.89% (c)	143,937,117	143,937,117
Fidelity Securities Lending Cash Central Fund, 1.93% (c)	36,108,580	36,108,580
TOTAL MONEY MARKET FUNDS (Cost $180,045,697)		180,045,697
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $1,385,732,237)		1,452,521,797
NET OTHER ASSETS - (2.7)%		(38,441,210)
NET ASSETS - 100%		1,414,080,587
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
1 Midcap 400 Index Contracts	Sept. 2002	$ 245,150	$ (9,431)
The face value of futures purchased as a percentage of net assets - 0.0%
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,232,250 or 0.3% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $24,995.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,313,425,778 and $1,007,652,007.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $136,941 for the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.9%
Canada	8.8
Korea (South)	1.1
South Africa	1.0
Others (individually less than 1%)	3.2
100.0%
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $1,387,499,346. Net unrealized appreciation aggregated $65,022,451, of which $134,452,974 related to appreciated investment securities and $69,430,523 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $58,214,000 of which $15,428,000 and $42,786,000 will expire on December 31, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $34,834,927) (cost $1,385,732,237) - See accompanying schedule		$ 1,452,521,797
Cash		1,271
Receivable for fund shares sold		2,100,796
Dividends receivable		1,229,286
Interest receivable		270,305
Receivable for daily variation on futures contracts		1,275
Other receivables		311,566
Total assets		1,456,436,296
Liabilities
Payable for investments purchased	$ 3,587,455
Payable for fund shares redeemed	1,789,008
Accrued management fee	692,100
Distribution fees payable	111,961
Other payables and accrued expenses	66,605
Collateral on securities loaned, at value	36,108,580
Total liabilities		42,355,709
Net Assets		$ 1,414,080,587
Net Assets consist of:
Paid in capital		$ 1,408,117,469
Undistributed net investment income		2,460,952
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(63,280,795)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		66,782,961
Net Assets		$ 1,414,080,587
Initial Class: Net Asset Value, offering price and redemption price per share ($625,273,100 ÷ 32,614,518 shares)		$ 19.17
Service Class: Net Asset Value, offering price and redemption price per share ($415,960,546 ÷ 21,744,367 shares)		$ 19.13
Service Class 2: Net Asset Value, offering price and redemption price per share ($372,846,941 ÷ 19,555,234 shares)		$ 19.07

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 6,033,211
Interest		1,269,580
Security lending		144,535
Total income		7,447,326
Expenses
Management fee	$ 3,776,763
Transfer agent fees	456,463
Distribution fees	565,280
Accounting and security lending fees	158,485
Non-interested trustees' compensation	2,090
Custodian fees and expenses	39,527
Audit	12,656
Legal	8,001
Miscellaneous	34,016
Total expenses before reductions	5,053,281
Expense reductions	(505,659)	4,547,622
Net investment income (loss)		2,899,704
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(2,373,439)
Foreign currency transactions	(25,528)
Futures contracts	(19,512)
Total net realized gain (loss)		(2,418,479)
Change in net unrealized appreciation (depreciation) on: Investment securities	(25,178,927)
Assets and liabilities in foreign currencies	3,233
Futures contracts	(9,431)
Total change in net unrealized appreciation (depreciation)		(25,185,125)
Net gain (loss)		(27,603,604)
Net increase (decrease) in net assets resulting from operations		$ (24,703,900)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,899,704	$ 9,952,192
Net realized gain (loss)	(2,418,479)	(21,695,188)
Change in net unrealized appreciation (depreciation)	(25,185,125)	(14,911,862)
Net increase (decrease) in net assets resulting from operations	(24,703,900)	(26,654,858)
Distributions to shareholders from net investment income	(10,315,464)	-
Share transactions - net increase (decrease)	297,144,685	233,603,651
Total increase (decrease) in net assets	262,125,321	206,948,793
Net Assets
Beginning of period	1,151,955,266	945,006,473
End of period (including undistributed net investment income of $2,460,952 and undistributed net investment income of $9,876,712, respectively)	$ 1,414,080,587	$ 1,151,955,266
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	4,875,356	3,990,166	10,207,775
Reinvested	277,413	161,340	101,720
Redeemed	(1,878,423)	(1,169,810)	(1,545,515)
Net increase (decrease)	3,274,346	2,981,696	8,763,980
Dollars
Sold	$ 97,064,092	$ 78,829,203	$ 200,685,097
Reinvested	5,301,369	3,078,362	1,935,732
Redeemed	(36,828,613)	(22,835,576)	(30,084,981)
Net increase (decrease)	$ 65,536,848	$ 59,071,989	$ 172,535,848

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2
Sold	9,676,112	9,095,820	8,986,545
Reinvested	-	-	-
Redeemed	(9,413,601)	(4,323,424)	(1,810,628)
Net increase (decrease)	262,511	4,772,396	7,175,917
Dollars
Sold	$ 182,558,139	$ 170,632,678	$ 167,539,684
Reinvested	-	-	-
Redeemed	(173,494,579)	(80,200,595)	(33,431,676)
Net increase (decrease)	$ 9,063,560	$ 90,432,083	$ 134,108,008

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 5,301,369	$ 3,078,363	$ 1,935,732
From net realized gain	-	-	-
Total	$ 5,301,369	$ 3,078,363	$ 1,935,732

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ -	$ -	$ -
From net realized gain	-	-	-
Total	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 19.60	$ 20.26	$ 15.25	$ 10.31	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.20	.19	-	-
Net realized and unrealized gain (loss)	(.30)	(.86)	4.95	5.05	.31
Total from investment operations	(.25)	(.66)	5.14	5.05	.31
Distributions from net investment income	(.18)	-	(.08)	-	-
Distributions from net realized gain	-	-	-	(.09)	-
Distributions in excess of net realized gain	-	-	(.05)	(.02)	-
Total distributions	(.18)	-	(.13)	(.11)	-
Net asset value, end of period	$ 19.17	$ 19.60	$ 20.26	$ 15.25	$ 10.31
Total Return B,C,D	(1.27)%	(3.26)%	33.78%	49.04%	3.10%
Ratios to Average Net Assets G
Expenses before expense reductions	.69% A	.69%	.74%	3.34%	115.88% A
Expenses net of voluntary waivers, if any	.69% A	.69%	.74%	1.00%	1.00% A
Expenses net of all reductions	.61% A	.62%	.69%	.97%	1.00% A
Net investment income (loss)	.53% A	1.06%	1.01%	.01%	(.27)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 625,273	$ 574,934	$ 589,026	$ 1,744	$ 516
Portfolio turnover rate	171% A	144%	245%	163%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of sale of shares) to December 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 19.54	$ 20.22	$ 15.24	$ 10.31	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.18	.17	(.01)	-
Net realized and unrealized gain (loss)	(.29)	(.86)	4.93	5.05	.31
Total from investment operations	(.25)	(.68)	5.10	5.04	.31
Distributions from net investment income	(.16)	-	(.07)	-	-
Distributions from net realized gain	-	-	-	(.09)	-
Distributions in excess of net realized gain	-	-	(.05)	(.02)	-
Total distributions	(.16)	-	(.12)	(.11)	-
Net asset value, end of period	$ 19.13	$ 19.54	$ 20.22	$ 15.24	$ 10.31
Total Return B,C,D	(1.28)%	(3.36)%	33.54%	48.94%	3.10%
Ratios to Average Net Assets G
Expenses before expense reductions	.79% A	.79%	.84%	3.41%	115.96% A
Expenses net of voluntary waivers, if any	.79% A	.79%	.84%	1.10%	1.10% A
Expenses net of all reductions	.71% A	.72%	.79%	1.07%	1.10% A
Net investment income (loss)	.43% A	.96%	.92%	(.09)%	(.35)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 415,961	$ 366,665	$ 282,941	$ 25,908	$ 516
Portfolio turnover rate	171% A	144%	245%	163%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of sale of shares) to December 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 19.49	$ 20.20	$ 14.82
Income from Investment Operations
Net investment income (loss) E	.03	.15	.14
Net realized and unrealized gain (loss)	(.29)	(.86)	5.35
Total from investment operations	(.26)	(.71)	5.49
Distributions from net investment income	(.16)	-	(.06)
Distributions in excess of net realized gain	-	-	(.05)
Total distributions	(.16)	-	(.11)
Net asset value, end of period	$ 19.07	$ 19.49	$ 20.20
Total Return B,C,D	(1.33)%	(3.51)%	37.12%
Ratios to Average Net Assets G
Expenses before expense reductions	.94% A	.94%	.99% A
Expenses net of voluntary waivers, if any	.94% A	.94%	.99% A
Expenses net of all reductions	.86% A	.88%	.94% A
Net investment income (loss)	.28% A	.81%	.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 372,847	$ 210,356	$ 73,039
Portfolio turnover rate	171% A	144%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Fidelity Variable Insurance Products: Money Market Portfolio - Service Class

Performance

To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. The initial offering of Service Class shares took place on July 7, 2000. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to July 7, 2000 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class' 12b-1 fee been reflected, returns prior to July 7, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the past five year and past ten year total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Money Market - Service Class	2.39%	4.91%	4.77%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Yield

	7/2/02	4/2/02	1/1/02	10/2/01	7/3/01
Fidelity VIP: Money Market - Service Class	1.60%	1.76%	2.00%	3.13%	3.79%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year.

Comparing Performance

The U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. A money market fund returns to its shareholders income earned by the fund's investments after expenses.

3

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Robert Duby, Portfolio Manager of Money Market Portfolio

Q. Bob, what was the investment environment like during the six months that ended June 30, 2002?

A. At the beginning of the period, the Federal Reserve Board had just finished an aggressive easing of monetary policy, having driven short-term interest rates to their lowest level in 40 years. The rate banks charge each other for overnight loans - known as the fed funds target rate - stood at 1.75% on January 1, 2002. Since then, the Fed has kept the target rate unchanged, although it moved from a bias toward lowering rates to support the economy to a more neutral stance. Earlier in 2002, many market participants expected the economy to rebound enough to encourage the Fed to reverse course and quickly raise rates. In fact, some expected the Fed to hike rates as early as May or June. However, generally positive economic data in the first quarter of 2002 turned mixed during early April and May. Nevertheless, the duration of the economic downturn remained mild by historical standards due to increased federal government spending and the delayed effect of the Fed's 2001 rate cuts. While pockets of weakness still existed, manufacturing was generally on the mend. However, weak business spending held back a full recovery, as did corporate governance scandals that eroded investor confidence in the financial markets.

Q. What other factors influenced the money markets?

A. The need for improved corporate governance has been an important factor within the money markets, one that led to greater volatility. In some instances, companies shut out of the commercial paper market due to investor hesitancy about their credit quality were forced to look elsewhere for funding. The amount of commercial paper outstanding fell dramatically during the period as a consequence, further exacerbated by the reduced corporate funding requirements associated with a slow business environment. The diminished supply of commercial paper combined with a record dollar volume of money market fund inflows during 2001 kept downward pressure on short-term market rates into 2002, even after the Fed had concluded its easing campaign.

Q. What was your strategy with the fund?

A. During the period, I looked to keep the average maturity of the portfolio relatively long because longer maturities offered more attractive risk/reward tradeoffs at a time when Fed action appeared increasingly unlikely. Credit quality concerns dominated my strategy throughout the period. In response, I used government agency discount notes during most of the period as the primary vehicle for adjusting maturities. As economic signs improved early this year, we began investing in corporate issuers with stronger financial profiles.

Q. What's your outlook, Bob?

A. The Fed's aggressive monetary policy in 2001 laid the foundation for surprisingly positive economic activity in the first quarter of 2002. The economy appears to have weathered the shocks of September 11 and the bursting of the technology bubble. At this point, the Fed's overriding objective appears to be one of nurturing the economic recovery. Benign inflation, excess capacity and soft economic data remove the need for the Fed to urgently increase rates in the near future. When business investment shows sustainable signs of strength, the Fed will likely begin to gradually raise rates. Given this environment, we are currently maintaining a neutral posture.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based upon market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: income and share-price stability by investing in high-quality, short-term instruments

Start date: April 1, 1982

Size: as of June 30, 2002, more than $2.7 billion

Manager: Robert Duby, since 1997; joined Fidelity in 1982

3

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Bank One Corp. 8/1/02	1.86%	$ 15,000,000	$ 15,056,407
Certificates of Deposit - 48.5%
Domestic Certificates Of Deposit - 0.7%
Citibank NA, New York
9/4/02	1.82%	15,000,000	15,000,000
U.S. Bank NA, Cincinnati
11/1/02	1.95	5,000,000	5,000,000
			20,000,000
London Branch, Eurodollar, Foreign Banks - 28.6%
ABN-AMRO Bank NV
8/19/02	1.90	5,000,000	5,000,000
8/19/02	1.93	20,000,000	20,000,000
11/8/02	2.00	5,000,000	5,000,000
11/12/02	1.96	35,000,000	35,000,000
Australia & New Zealand Banking Group Ltd.
12/16/02	2.11	30,000,000	30,000,000
Banco Bilbao Vizcaya Argentaria SA
8/30/02	1.82	30,000,000	30,001,406
Barclays Bank PLC
9/16/02	1.97	35,000,000	34,998,512
9/19/02	2.01	25,000,000	25,000,000
10/28/02	2.04	25,000,000	25,000,000
11/12/02	1.96	10,000,000	10,000,000
12/13/02	2.07	5,000,000	5,000,000
Bayerische Hypo-und Vereinsbank AG
8/19/02	1.85	5,000,000	5,000,000
9/27/02	1.82	100,000,000	99,999,999
11/8/02	2.05	10,000,000	10,000,000
BNP Paribas SA
12/17/02	2.10	15,000,000	15,000,000
12/31/02	2.23	25,000,000	25,000,000
Credit Agricole Indosuez
12/31/02	2.24	5,000,000	5,000,000
Deutsche Bank AG
9/12/02	2.02	15,000,000	15,000,000
12/13/02	2.07	5,000,000	5,000,000
12/31/02	2.25	5,000,000	5,002,976
Dresdner Bank AG
11/13/02	2.03	5,000,000	5,000,000
Halifax PLC
8/27/02	1.96	10,000,000	10,000,000
11/8/02	2.00	15,000,000	15,000,000
11/12/02	1.96	10,000,000	10,000,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
HBOS Treasury Services PLC
9/20/02	1.81% (a)	$ 50,000,000	$ 50,000,000
10/2/02	1.81	50,000,000	50,000,000
ING Bank NV
8/22/02	1.96	5,000,000	5,000,000
9/13/02	1.82	10,000,000	10,000,000
Landesbank Baden-Wuerttemberg
11/18/02	2.00	5,000,000	5,000,000
Landesbank Hessen-Thuringen
7/22/02	1.76	10,000,000	10,000,000
Lloyds TSB Bank PLC
9/12/02	2.00	9,000,000	9,000,000
9/27/02	2.00	20,000,000	20,000,000
9/30/02	2.01	20,000,000	20,000,000
12/31/02	2.22	25,000,000	25,000,313
12/31/02	2.23	25,000,000	25,000,000
National Australia Bank Ltd.
7/31/02	1.94	5,000,000	5,000,000
12/31/02	2.23	18,000,000	18,000,000
Nordea Bank Finland PLC
8/22/02	1.94	5,000,000	5,000,000
Nordea North America, Inc.
11/12/02	1.97	5,000,000	5,000,000
RaboBank Nederland Coop. Central
8/15/02	1.95	15,000,000	14,999,992
Royal Bank of Scotland PLC
7/5/02	1.95	25,000,000	25,000,000
7/8/02	1.94	25,000,000	25,000,000
Societe Generale
12/31/02	2.15	5,000,000	5,000,000
Westdeutsche Landesbank Girozentrale
8/12/02	2.00	5,000,000	4,999,497
11/8/02	2.01	10,000,000	10,000,000
			797,002,695
New York Branch, Yankee Dollar, Foreign Banks - 19.2%
Abbey National Treasury Services PLC
7/3/02	1.75 (b)	25,000,000	24,988,622
7/10/02	1.75 (b)	10,000,000	9,995,348
Bayerische Hypo-und Vereinsbank AG
7/8/02	2.00	10,000,000	9,999,731
7/31/02	1.85	10,000,000	9,998,551
Bayerische Landesbank Girozentrale
7/5/02	1.96	5,000,000	5,000,000
BNP Paribas SA
9/5/02	2.00	25,000,000	25,000,000
9/16/02	2.00	15,000,000	15,000,000
9/25/02	2.00	15,000,000	15,000,000
12/13/02	2.08	10,000,000	10,000,000
12/31/02	2.21	20,000,000	20,000,000
12/31/02	2.23	5,000,000	5,000,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
New York Branch, Yankee Dollar, Foreign Banks - continued
Canadian Imperial Bank of Commerce
7/22/02	1.77%	$ 5,000,000	$ 5,000,000
Credit Agricole Indosuez
7/1/02	1.93 (b)	10,000,000	9,995,427
12/13/02	2.08	15,000,000	15,000,000
Deutsche Bank AG
7/1/02	1.76 (b)	50,000,000	49,993,699
7/8/02	1.73 (b)	50,000,000	49,987,014
7/22/02	1.74 (b)	10,000,000	9,995,603
Dexia Bank SA
7/15/02	1.74 (b)	5,000,000	4,998,833
7/22/02	1.75 (b)	5,000,000	4,998,168
7/26/02	1.75 (b)	10,000,000	9,995,848
Lloyds TSB Bank PLC
7/2/02	1.74 (b)	5,000,000	4,997,741
National Westminster Bank PLC
7/5/02	4.10	30,000,000	29,996,858
Royal Bank of Canada
7/8/02	1.76 (b)	25,000,000	24,996,212
7/19/02	1.75 (b)	10,000,000	9,998,126
7/25/02	1.74 (b)	15,000,000	14,993,378
7/31/02	1.74 (b)	25,000,000	24,988,687
11/20/02	2.55	28,500,000	28,481,919
Societe Generale
7/15/02	1.74 (b)	5,000,000	4,998,901
7/22/02	1.76 (b)	15,000,000	14,995,677
7/25/02	1.76 (b)	25,000,000	24,989,678
Svenska Handelsbanken AB
8/1/02	1.75 (a)(b)	10,000,000	9,994,466
Toronto-Dominion Bank
7/22/02	1.74 (b)	5,000,000	4,997,801
UBS AG
11/27/02	2.56	25,000,000	25,000,000
			533,376,288
TOTAL CERTIFICATES OF DEPOSIT			1,350,378,983
Commercial Paper - 28.1%

Amsterdam Funding Corp.
7/15/02	1.80	50,000,000	49,965,000
Aspen Funding Corp.
8/5/02	1.95	5,000,000	4,990,618
Citibank Credit Card Master Trust I (Dakota Certificate Program)
7/8/02	1.81	50,000,000	49,982,403
7/16/02	1.80	10,000,000	9,992,500
7/22/02	1.80	45,000,000	44,952,750
8/7/02	1.82	30,000,000	29,944,192
Commerzbank U.S. Finance, Inc.
8/1/02	1.85	15,000,000	14,976,104

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Corporate Receivables Corp.
7/24/02	1.80%	$ 50,000,000	$ 49,942,500
8/5/02	1.80	25,000,000	24,956,250
DaimlerChrysler North America Holding Corp.
7/16/02	2.08	5,000,000	4,995,688
Edison Asset Securitization LLC
10/3/02	1.92	15,000,000	14,925,583
10/3/02	1.94	5,000,000	4,974,933
11/1/02	2.02	10,000,000	9,931,667
Falcon Asset Securitization Corp.
7/10/02	1.80	50,000,000	49,977,500
7/18/02	1.80	25,000,000	24,978,750
8/5/02	1.84	15,000,000	14,973,167
8/28/02	1.85	5,000,000	4,985,178
Fleet Funding Corp.
9/10/02	1.82	5,000,000	4,982,151
Ford Motor Credit Co.
7/11/02	2.03	10,000,000	9,994,389
7/15/02	2.04	5,000,000	4,996,033
7/15/02	2.05	5,000,000	4,996,033
GE Capital International Funding, Inc.
8/19/02	1.84	25,000,000	24,937,729
General Electric Capital Corp.
9/10/02	1.95	5,000,000	4,980,968
9/11/02	1.99	5,000,000	4,980,300
12/9/02	2.10	10,000,000	9,907,425
General Electric Capital Services, Inc.
8/19/02	1.92	5,000,000	4,987,001
General Mills, Inc.
7/1/02	2.05	5,000,000	5,000,000
7/16/02	2.02	3,909,000	3,905,710
7/22/02	2.02	5,000,000	4,994,108
7/29/02	2.02	3,000,000	2,995,287
Montauk Funding Corp.
7/18/02	1.82	35,000,000	34,970,085
9/30/02	1.88	25,000,000	24,881,826
Morgan Stanley
7/1/02	2.08 (b)	40,000,000	40,000,000
Newcastle (Discover Card Master Trust)
8/5/02	1.81	5,000,000	4,991,250
8/6/02	1.83	5,000,000	4,990,900
9/12/02	1.82	5,000,000	4,981,649
9/13/02	1.82	5,000,000	4,981,397
Phillips Petroleum Co.
7/15/02	2.02	5,000,000	4,996,072
7/16/02	2.00	5,000,000	4,995,833
7/29/02	2.04	5,000,000	4,992,067
Quincy Capital Corp.
8/16/02	1.81	10,000,000	9,977,000
RaboBank Nederland Coop. Central
7/8/02	1.90	10,000,000	9,996,344
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Receivables Capital Corp.
7/24/02	1.80%	$ 5,000,000	$ 4,994,250
Sears Roebuck Acceptance Corp.
8/27/02	2.13	5,000,000	4,983,217
Sheffield Receivables Corp.
7/25/02	1.82	50,000,000	49,939,500
The Walt Disney Co.
8/6/02	2.16	5,000,000	4,989,250
UBS Finance, Inc.
10/28/02	1.98	27,237,000	27,060,535
Variable Funding Capital Corp.
8/5/02	1.81	25,000,000	24,956,250
Wyeth
7/8/02	1.87	5,000,000	4,998,182
8/12/02	1.88	5,000,000	4,989,092
TOTAL COMMERCIAL PAPER			782,766,616
Federal Agencies - 5.4%

Fannie Mae - 5.4%
Agency Coupons - 1.8%
7/1/02	1.83 (b)	50,000,000	49,986,444
Discount Notes - 3.6%
7/15/02	1.89	50,000,000	49,963,639
7/26/02	3.61	25,000,000	24,939,410
11/6/02	1.93	25,000,000	24,830,222
			99,733,271
TOTAL FEDERAL AGENCIES			149,719,715
Bank Notes - 3.2%

American Express Centurion Bank
7/15/02	1.81 (b)	5,000,000	5,000,000
7/26/02	1.81 (b)	5,000,000	5,000,000
Bank of America NA
8/14/02	1.93	20,000,000	20,000,000
Bank One NA, Chicago
7/17/02	1.94 (b)	25,000,000	25,016,854
U.S. Bank NA, Cincinnati
7/27/02	1.77 (b)	25,000,000	24,991,933
World Savings Bank FSB
9/4/02	1.82	10,000,000	9,999,461
TOTAL BANK NOTES			90,008,248
Master Notes - 2.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
General Motors Acceptance Corp. Mortgage Credit
7/1/02	2.29%	$ 25,000,000	$ 25,000,000
Goldman Sachs Group, Inc.
8/28/02	1.90 (c)	20,000,000	20,000,000
9/25/02	1.97 (c)	20,000,000	20,000,000
TOTAL MASTER NOTES			65,000,000
Medium-Term Notes - 4.0%

AT&T Corp.
8/6/02	3.05 (b)	25,000,000	25,000,000
Bank One Corp.
9/16/02	2.02 (b)	20,000,000	20,007,717
Citigroup, Inc.
7/12/02	1.81 (b)	5,000,000	5,000,000
General Electric Capital Corp.
7/9/02	1.87 (b)	20,000,000	20,000,000
7/29/02	1.84 (b)	10,000,000	10,000,000
Harwood Street Funding I LLC
7/22/02	1.96 (b)	10,000,000	10,000,000
Household Finance Corp.
9/20/02	1.98 (b)	10,000,000	9,991,538
Sheffield Receivables Corp.
7/22/02	1.80 (b)	5,000,000	5,000,000
Variable Funding Capital Corp.
7/19/02	1.79 (b)	5,000,000	4,999,899
TOTAL MEDIUM-TERM NOTES			109,999,154
Short-Term Notes - 2.8%

Jackson National Life Insurance Co.
7/1/02	2.19 (b)(c)	7,000,000	7,000,000
Metropolitan Life Insurance Co.
7/1/02	2.23 (b)(c)	10,000,000	10,000,000
Monumental Life Insurance Co.
7/1/02	1.98 (b)(c)	5,000,000	5,000,000
7/1/02	2.01 (b)(c)	5,000,000	5,000,000
New York Life Insurance Co.
7/1/02	2.16 (b)(c)	20,000,000	20,000,000
Pacific Life Insurance Co.
7/8/02	1.99 (b)(c)	5,000,000	5,000,000
SMM Trust 2001 M
9/13/02	1.89 (b)(c)	15,000,000	15,000,000
Transamerica Occidental Life Insurance Co.
8/1/02	2.08 (b)(c)	10,000,000	10,000,000
TOTAL SHORT-TERM NOTES			77,000,000
Repurchase Agreements - 5.6%
	Maturity Amount	Value (Note 1)
In a joint trading account (U.S. Government Obligations) dated 6/28/02 due 7/1/02 At 2%	$ 16,620,768	$ 16,618,000
With:
Bank of America NA At 2.08%, dated 6/28/02 due 7/1/02 (Commercial Paper Obligations) (principal amount $71,578,742) 0% - 2.05%, 7/12/02 - 8/22/02	70,012,133	70,000,000
J.P. Morgan Securities At 2.06%, dated 6/28/02 due 7/1/02 (Corporate Obligations) (principal amount $64,785,000) 0% - 7.65%, 8/2/02 - 4/15/16	70,012,017	70,000,000
TOTAL REPURCHASE AGREEMENTS		156,618,000
TOTAL INVESTMENT PORTFOLIO - 100.4%	2,796,547,123
NET OTHER ASSETS - (0.4)%	(10,391,034)
NET ASSETS - 100%	$ 2,786,156,089
Total Cost for Income Tax Purposes $ 2,796,547,123
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Goldman Sachs Group, Inc.: 1.90%, 8/28/02	6/11/02	$ 20,000,000.00
1.97%, 9/25/02	5/23/02	$ 20,000,000.00
Jackson National Life Insurance Co. 2.19%, 7/1/02	7/6/99	$ 7,000,000.00
Metropolitan Life Insurance Co. 2.23%, 7/1/02	3/26/02	$ 10,000,000.00
Monumental Life Insurance Co.: 1.98%, 7/1/02	9/17/98	$ 5,000,000.00
2.01%, 7/1/02	3/12/99	$ 5,000,000.00
New York Life Insurance Co. 2.16%, 7/1/02	2/28/02	$ 20,000,000.00
Pacific Life Insurance Co 1.99%, 7/8/02	9/6/01	$ 5,000,000.00
SMM Trust 2001 M 1.89%, 9/13/02	12/11/01	$ 15,000,000.00
Transamerica Occidental Life Insurance Co. 2.08%, 8/1/02	4/28/00	$ 10,000,000.00
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $117,000,000 or 4.2% of net assets.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Fidelity Variable Insurance Products: Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $156,618,000) - See accompanying schedule		$ 2,796,547,123
Receivable for fund shares sold		47,079,343
Interest receivable		7,321,263
Total assets		2,850,947,729
Liabilities
Payable to custodian bank	$ 55,950
Payable for investments purchased on a delayed delivery basis	59,994,466
Payable for fund shares redeemed	3,794,280
Accrued management fee	461,108
Distribution fees payable	12,813
Other payables and accrued expenses	473,023
Total liabilities		64,791,640
Net Assets		$ 2,786,156,089
Net Assets consist of:
Paid in capital		$ 2,786,175,816
Accumulated net realized gain (loss) on investments		(19,727)
Net Assets		$ 2,786,156,089
Initial Class: Net Asset Value, offering price and redemption price per share ($2,719,610,590 ÷ 2,719,615,852 shares)		$ 1.00
Service Class: Net Asset Value, offering price and redemption price per share ($8,402,418 ÷ 8,400,860 shares)		$ 1.00
Service Class 2: Net Asset Value, offering price and redemption price per share ($58,143,081 ÷ 58,144,048 shares)		$ 1.00

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Interest		$ 28,282,191
Expenses
Management fee	$ 2,686,835
Transfer agent fees	906,234
Distribution fees	60,816
Accounting fees and expenses	122,336
Non-interested trustees' compensation	4,537
Custodian fees and expenses	25,112
Registration fees	846
Audit	13,510
Legal	7,412
Miscellaneous	86,229
Total expenses before reductions	3,913,867
Expense reductions	(2,739)	3,911,128
Net investment income		24,371,063
Net Realized Gain (Loss) on Investment securities		(20,578)
Net increase in net assets resulting from operations		$ 24,350,485

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Operations
Net investment income	$ 24,371,063	$ 105,115,032
Net realized gain (loss)	(20,578)	71,154
Net increase (decrease) in net assets resulting from operations	24,350,485	105,186,186
Distributions to shareholders from net investment income	(24,371,063)	(105,115,032)
Share transactions - net increase (decrease)	(13,611,920)	566,164,645
Total increase (decrease) in net assets	(13,632,498)	566,235,799
Net Assets
Beginning of period	2,799,788,587	2,233,552,788
End of period	$ 2,786,156,089	$ 2,799,788,587

Other Information:
Share Transactions at net asset value of $1.00 per share	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
Sold	$ 3,203,824,855	$ 5,883,219	$ 296,700,926
Reinvested	23,622,385	63,786	347,100
Redeemed	(3,261,194,364)	(3,688,900)	(279,170,927)
Net increase (decrease)	$ (33,747,124)	$ 2,258,105	$ 17,877,099

Share Transactions at net asset value of $1.00 per share	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
Sold	$ 6,279,947,605	$ 7,671,735	$ 244,909,763
Reinvested	104,611,787	50,876	452,369
Redeemed	(5,864,593,497)	(1,682,917)	(205,203,076)
Net increase (decrease)	$ 519,965,895	$ 6,039,694	$ 40,159,056

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 23,952,822	$ 64,775	$ 353,466

Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 104,611,787	$ 50,876	$ 452,369

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.009	.041	.062	.050	.053	.053
Distributions from net investment income	(.009)	(.041)	(.062)	(.050)	(.053)	(.053)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C, D	0.89%	4.18%	6.30%	5.17%	5.46%	5.51%
Ratios to Average Net Assets E
Expenses before expense reductions	.29% A	.28%	.33%	.27%	.30%	.31%
Expenses net of voluntary waivers, if any	.29% A	.28%	.33%	.27%	.30%	.31%
Expenses net of all reductions	.29% A	.28%	.33%	.27%	.30%	.31%
Net investment income	1.82% A	3.99%	6.18%	5.06%	5.33%	5.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,719,611	$ 2,753,379	$ 2,233,342	$ 1,939,491	$ 1,507,489	$ 1,020,794

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.009	.040	.031
Distributions from net investment income	(.009)	(.040)	(.031)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000
Total Return B, C, D	0.86%	4.10%	3.06%
Ratios to Average Net Assets F
Expenses before expense reductions	.40% A	.39%	.47% A
Expenses net of voluntary waivers, if any	.40% A	.39%	.45% A
Expenses net of all reductions	.40% A	.39%	.45% A
Net investment income	1.71% A	3.87%	6.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,402	$ 6,143	$ 103

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.008	.039	.058
Distributions from net investment income	(.008)	(.039)	(.058)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000
Total Return B, C, D	0.78%	3.96%	5.89%
Ratios to Average Net Assets F
Expenses before expense reductions	.55% A	.55%	.96% A
Expenses net of voluntary waivers, if any	.55% A	.55%	.60% A
Expenses net of all reductions	.55% A	.55%	.60% A
Net investment income	1.56% A	3.71%	5.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,143	$ 40,267	$ 108

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Money Market Portfolio

Notes to Financial Statements

For the period ended June 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Money Market Portfolio (the fund) is a fund of Variable Insurance Products Fund. Asset Manager: Growth Portfolio and Investment Grade Bond Portfolio (the funds) are funds of Variable Insurance Products Fund II. Balanced Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, and Mid Cap Portfolio (the funds) are funds of Variable Insurance Products Fund III. The Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III (the trusts) (referred to in this report as Fidelity Variable Insurance Products) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies organized as Massachusetts business trusts. Each fund is authorized to issue an unlimited number of shares. Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are readily available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the Money Market Fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. Each fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. Each fund accrues such taxes as applicable. The Schedules of Investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income for the Money Market Portfolio. Distributions are recorded on the ex-dividend date for all other funds. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, futures and options transactions, foreign currency transactions, defaulted bonds, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales transactions. There were no significant book-to-tax differences for the money market fund.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), certain funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in each applicable fund's Statements of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is

Semiannual Report

2. Operating Policies - continued

Restricted Securities - continued

included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Certain funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

For all funds except the Money Market Portfolio, the management fee is the sum of an individual fund fee rate applied to the average net assets of each fund and a group fee rate. The group fee rates differ for equity and fixed-income funds and are each based upon the average net assets of all the mutual funds advised by FMR. The group fee rates decrease as assets under management increase and increase as assets under management decrease. The annual individual fund fee rate is .30% of the fund's average net assets for Asset Manager: Growth, Growth Opportunities, Investment Grade Bond, and Mid Cap Portfolios, .20% for Growth & Income Portfolio, and .15% for Balanced Portfolio. The group fee rates averaged .28% for the equity funds and .13% for the fixed-income funds during the period.

For the Money Market Portfolio the management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .13% during the period. The total income-based component is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The rate increases as the fund's gross yield increases. During the period the income-based portion of the management fee was $947,006 or an annualized rate of .07% of the fund's average net assets.

For the period each fund's total annualized management fee rate, expressed as a percentage of each fund's average net assets, was as follows:

Asset Manager: Growth	.58%
Balanced	.43%
Growth & Income	.48%
Growth Opportunities	.58%
Investment Grade Bond	.43%
Mid Cap	.58%
Money Market	.20%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies, for the distribution of shares and providing shareholder support services:

	Service Class	Service Class 2	Total
Asset Manager: Growth	$ 4,412	$ 6,419	$ 10,831
Balanced	$ 12,492	$ 23,908	$ 36,400
Growth & Income	$ 140,519	$ 118,815	$ 259,334
Growth Opportunities	$ 132,037	$ 58,742	$ 190,779
Investment Grade Bond	$ 260	$ 38,252	$ 38,512
Mid Cap	$ 200,280	$ 365,000	$ 565,280
Money Market	$ 3,781	$ 57,035	$ 60,816

Transfer Agent Fees. Fidelity Investment Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, each fund's transfer agent fees were equivalent to an annual rate of .07% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, each class paid FIIOC the following amounts:

Asset Manager: Growth
Initial Class	$ 129,386
Service Class	3,431
Service Class 2	2,944
$ 135,761
Balanced
Initial Class	$ 92,094
Service Class	8,554
Service Class 2	7,393
$ 108,041
Growth & Income
Initial Class	$ 283,076
Service Class	94,758
Service Class 2	35,641
$ 413,475
Growth Opportunities
Initial Class	$ 202,805
Service Class	90,666
Service Class 2	20,335
$ 313,806
Investment Grade Bond
Initial Class	$ 515,402
Service Class	163
Service Class 2	11,641
$ 527,206
Mid Cap
Initial Class	$ 210,667
Service Class	139,241
Service Class 2	106,555
$ 456,463
Money Market
Initial Class	$ 887,146
Service Class	2,971
Service Class 2	16,117
$ 906,234

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Asset Manager: Growth	$ 160,167
Balanced	$ 451,057
Growth & Income	$ 1,649,845
Growth Opportunities	$ 595,704
Investment Grade Bond	$ 958,018
Mid Cap	$ 1,197,054

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

Certain security trades were directed to brokers who paid a portion of certain funds expenses. In addition, through arrangements with certain funds custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage	Custody expense reduction

Asset Manager: Growth	$ 99,285	$ -
Balanced	$ 36,350	$ 1,011
Growth & Income	$ 69,488	$ 940
Growth Opportunities	$ 186,513	$ 25
Investment Grade Bond	$ -	$ 23,742
Mid Cap	$ 504,865	$ 794
Money Market	$ -	$ 2,739

8. Other Information.

At the end of the period, Fidelity Investments Life Insurance Company (FILI) and its subsidiaries, affiliates of FMR and certain unaffiliated insurance companies, each were the owners of record of more than 10% of the outstanding shares of the following funds:

Beneficial Interest
Fund	FILI %	Number of Unaffiliated Insurance Companies	Unaffiliated Insurance Companies %
Asset Manager: Growth	64%	-	-
Balanced	48%	1	37%
Growth & Income	30%	3	49%
Growth Opportunities	15%	1	56%
Investment Grade Bond	52%	-	-
Mid Cap	38%	1	25%
Money Market	58%	-	-

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Asset Manager: Growth, Balanced,
Growth & Income, Growth Opportunities,
and Mid Cap Portfolios

Fidelity Investments Money Management, Inc.
Asset Manager: Growth, Balanced,
Investment Grade Bond, and Money Market Portfolios

Fidelity Management & Research (U.K.) Inc.
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, and Mid Cap Portfolios

Fidelity Management & Research (Far East) Inc.
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, and Mid Cap Portfolios

Fidelity Investments Japan Limited
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, and Mid Cap Portfolios

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York, New York, NY
Investment Grade Bond, and Money Market Portfolios

JPMorgan Chase Bank, New York, NY
Asset Manager: Growth, Balanced,
and Growth & Income Portfolios
Brown Brothers Harriman & Co., Boston, MA
Mid Cap Portfolio

Mellon Bank, N.A., Pittsburgh, PA
Growth Opportunities Portfolio

VIPSCGRP2-SANN-0802 157844
1.774859.100

Fidelity® Variable Insurance Products
Service Class 2

Asset Manager: Growth® Portfolio

Balanced Portfolio

Growth & Income Portfolio

Growth Opportunities Portfolio

Investment Grade Bond Portfolio

Mid Cap Portfolio

Money Market Portfolio

Semiannual Report

June 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Market Environment	<Click Here>	A review of what happened in world markets during the past six months.
Asset Manager: Growth Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Managers' Overview Investment Summary Investments Financial Statements
Balanced Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Managers' Overview Investment Summary Investments Financial Statements
Growth & Income Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Growth Opportunities Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Investment Grade Bond Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Mid Cap Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Money Market Portfolio	<Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investments Financial Statements
Notes to Financial Statements	<Click Here>	Notes to the Financial Statements

The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC,
Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Market Environment

Investors hoping for a U.S. economic and stock market recovery in 2002 got what they were looking for, but only during the first quarter of the year. A dismal second quarter wiped out the U.S. stock markets' gains, pushing a number of equity benchmarks below their post-September 11 lows. The pace of the economic recovery also stalled, further impeding any upward momentum for stock prices. The primary culprit behind the markets' downfall during the overall six-month period ending June 30, 2002, was the lack of faith in Corporate America's balance sheets. High-profile accounting scandals shook investors' confidence, which was already tenuous due to worries about terrorism, earnings shortfalls and layoffs. Of the seven major domestic market sectors tracked by Goldman Sachs, only one - natural resources - had a positive return. Technology, utilities and health care all had double-digit losses. International equities were more immune to the troubles that plagued the U.S., and generally fared better as a result. Japan, Asia-Pacific and emerging-markets stocks were among the best performers in the first half of the year, including South Korea, despite posting one of the worst second-quarter stock market performances in the world. On the fixed-income side, U.S. investment-grade bonds offered steady single-digit gains, but a weaker U.S. dollar led to better returns for government bonds of international developed nations.

U.S. Stock Markets

From Enron to ImClone to WorldCom, a series of alleged fraudulent accounting practices and other questionable activities rocked investors' trust in the integrity of corporate governance during the past six months. As a result, money flowed out of equities as fast as reports of new scandals poured in. With all eyes focused on balance sheets and bookkeeping, it seemed many failed to notice the positive reports coming from the economic front. First quarter GDP - gross domestic product - was surprisingly strong; productivity soared to levels not reached in years; consumer spending continued to be resilient; and the Federal Reserve Board bypassed several opportunities to raise interest rates, leaving them at 40-year lows. Unfortunately, pessimism overwhelmed optimism and left the equity markets with negative returns for the first half of 2002. The blue-chip bellwether Dow Jones Industrial AverageSM, which at one point dipped below the 9,000-point level, fell 6.90% for the six-month period. The tech- and telecom-heavy NASDAQ Composite® Index declined 24.85%, its worst first half since 1974, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 13.16%.

Foreign Stock Markets

The Morgan Stanley Capital InternationalSM Europe, Australasia and Far East (MSCI® EAFE®) Index - designed to represent the performance of developed stock markets outside the U.S. and Canada - dropped 1.46% during the past six months, a much better showing than most American benchmarks. Canadian stock markets also fared better than their neighbors to the south, as the S&P®/TSX Composite Index had a return of -1.65%. Japan did surprisingly well considering the nation's recent economic woes. The Tokyo Stock Exchange Stock Price Index (TOPIX), a broad measure of the Japanese stock market, rose 9.14%. Meanwhile, the MSCI Emerging Markets Free Index, a gauge of emerging-markets equity performance, shrugged off a weak second quarter to gain 2.07% for the overall six-month period.

U.S. Bond Markets

After a slow start, investment-grade bonds surged forward later in the six-month period. In that time, the Lehman Brothers® Aggregate Bond Index - a proxy for taxable-bond performance - returned 3.79%. Mortgage securities were the best performers in the taxable-bond market, returning 4.51% according to the Lehman Brothers Mortgage-Backed Securities Index. Mortgages benefited when a drop in refinancing activity led to lower volatility and more predictable cash flows. Growing demand for higher-yielding, less interest rate sensitive alternatives to Treasuries paced the return of agency bonds, as the Lehman Brothers U.S. Agency Index gained 4.08%. Corporate bonds, however, struggled with bankruptcies and credit downgrades, and the Lehman Brothers Credit Bond Index advanced only 2.63%, compared to a 3.61% return for the Lehman Brothers Treasury Index. The high-yield bond market faced numerous difficulties, culminating in the second quarter, when the Merrill Lynch High Yield Master II Index - a proxy of the overall high-yield bond market - posted its worst quarterly performance ever. The index lost 5.37% for the overall six-month period.

Foreign Bond Markets

For the past several years, a strong U.S. dollar tempered the performance of government bonds elsewhere in the world. But that situation showed signs of reversing during the past six months, as the dollar, after reaching a 15-year high in February on a trade-weighted basis versus foreign currencies, fell slowly but steadily through the remainder of the period. In response, the Salomon Smith Barney® Non-U.S. Dollar World Government Bond Index - a market-value-weighted index designed to represent the performance of 16 world government bond markets, excluding the United States - jumped 11.84% during the past six months. That return was more than three times higher than the Lehman Brothers Government Bond Index, a proxy for U.S. government bond performance, which returned 3.78%. Emerging-markets debt, one of the strongest performing asset classes entering the period, carried that momentum through the first quarter of 2002. However, a flat return in April, followed by a disappointing May and June, ate away much of the emerging markets' six-month gains. Still, the J.P. Morgan Emerging Markets Bond Index Global - which measures the debt performance of more than 30 emerging-markets nations - had a positive return for the period, up 0.91%.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio - Service Class 2

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity VIP: Asset Mgr: Growth - Service Class 2	-14.59%	0.73%	7.74%
Fidelity Asset Manager: Growth® Composite	-10.65%	5.07%	10.99%
S&P 500 ®	-17.99%	3.66%	12.66%
LB Aggregate Bond	8.63%	7.57%	8.37%
LB 3 Month T-Bill	2.65%	4.91%	5.16%
Variable Annuity Flexible Portfolio Funds Average	-8.12%	4.40%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Fidelity Asset Manager: Growth Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500SM  Index, the Lehman Brothers® Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix.** To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity flexible portfolio funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 82 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

* Not available

** 70% stocks, 25% bonds and 5% short-term instruments effective January 1, 1997

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Asset Manager: Growth Portfolio - Service Class 2 on January 31, 1995, shortly after the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $17,448 - a 74.48% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have grown to $23,804 over the same period - a 138.04% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $17,880 - a 78.80% increase. You can also look at how the Fidelity Asset Manager: Growth Composite Index did over the same period. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $21,676 - a 116.76% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Fund Talk: The Managers' Overview

(Portfolio Manager photograph)
(Portfolio Manager photograph)

An interview with Richard Habermann (right) and Ford O'Neil (left), Co-Managers of Asset Manager: Growth Portfolio

Q. How did the fund perform, Dick?

R.H. For the six months ending June 30, 2002, the fund trailed both the Fidelity Asset Manager: Growth Composite Index and the variable annuity flexible portfolio funds average tracked by Lipper Inc., which fell 8.35% and 6.29%, respectively. For the 12 months ending June 30, 2002, the fund again lagged the Composite index and Lipper average, which declined 10.65% and 8.12%, respectively.

Q. How did your asset-allocation decisions influence fund results?

R.H. While asset allocation overall was slightly negative, weak stock selection was the main driver of performance versus our benchmarks during the six-month period. The fund benefited from assuming a more cautious stance heading into 2002 by scaling back on equities to around a 70% neutral weighting as valuations began to look stretched, given little-to-no improvement in company fundamentals and heightened uncertainty about corporate governance. Slightly underweighting stocks during the spring also helped, as their prices fell sharply on the slowed pace of economic recovery and persistent geopolitical concerns, which further weakened investor confidence. Our fixed-income strategy, however, restrained performance, particularly versus our peer average. Emphasizing high-yield securities rather than stronger-performing investment-grade bonds hurt. While high-yield bonds benefited from some improvement in the economy, widespread credit quality downgrades curbed their advances. We reduced the fund's high-yield exposure and raised its cash position during the spring to provide a cushion as market conditions deteriorated.

Q. What drove the performance of the fund's equity subportfolio?

R.H. The fund's equity investments - managed by Charles Mangum, who replaced Doug Chase in February - notably underperformed the S&P 500®. Despite favorable sector positioning, poor stock picking dampened results in an unforgiving market. Much of the underperformance came from the health care sector, where the fund was hurt by the continued struggles of leading pharmaceutical companies, most notably Bristol-Myers Squibb and Schering-Plough. These stocks - and drug stocks in general - declined due to manufacturing problems, sluggish new product pipelines and drug approval delays. Simply put, using health care as a growth alternative failed us during the period, as investors became less enchanted with the sector. Additionally, Charles suffered from some existing holdings that were hurt by accounting concerns, most notably Tyco International and Computer Associates. Finally, holding sizable stakes in poor-performing media stocks Clear Channel Communications and AOL Time Warner also detracted. Conversely, the fund benefited from underweighting large-cap tech stocks, such as Intel and IBM - the latter of which we completely avoided - that suffered from high valuations and persistently weak capital spending. We owned several consumer staples stocks, including Coca-Cola and Avon Products, which - due to their defensive nature - fared well as the prospects for a strong economic recovery waned. Holding defensive financials with little exposure to the capital markets also helped, as did one health care services stock, Cardinal Health.

Q. Turning to you, Ford, how did the fund's fixed-income investments fare?

F.O. Investment-grade bonds performed well despite volatile interest rate and stock market conditions, as the economic recovery stalled during the second quarter and the prospects for Federal Reserve Board tightening were pushed further into the future. Against this backdrop, the subportfolio benefited from my emphasis on higher-yielding, higher-quality mortgage and asset-backed securities, which outpaced Treasuries during the period. Reducing our corporate weighting also was important, as was good credit analysis and diversification, which helped us avoid several prominent issuers that experienced severe financial stress. Despite producing a negative return and underperforming investment-grade securities, the fund's high-yield subportfolio beat its benchmark, as Mark Notkin sidestepped several key defaults and credit downgrades. He also benefited from becoming more conservative and reducing exposure to speculative securities, while adding exposure to higher-rated, defensive holdings. Finally, as a conservative vehicle, the strategic cash portion of the fund - managed by John Todd - was effective in providing reasonably steady returns to help offset capital market volatility.

Q. What's your outlook?

F.O. We remain cautious. While evidence of a strengthening economy is a positive for the equity markets, accounting and reporting uncertainties remain a concern. Continued cost cutting should help boost corporate earnings in 2002, but it may take some time for demand-driven earnings to rebound. That said, given the improving backdrop, it might be wise to consider becoming more aggressive.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: maximize total return over the long term by allocating assets among stocks, bonds, short-term instruments and other investments

Start date: January 3, 1995

Size: as of June 30, 2002, more than $340 million

Manager: Richard Habermann and Ford O'Neil, since 2001, Richard Habermann joined Fidelity in 1968; Ford O'Neil joined Fidelity in 1990

3

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Cardinal Health, Inc.	5.3
American International Group, Inc.	3.6
General Electric Co.	3.4
Fannie Mae	3.2
Microsoft Corp.	2.8
18.3
Top Five Market Sectors as of June 30, 2002
(stocks only)	% of fund's net assets
Financials	16.3
Health Care	13.0
Information Technology	7.7
Consumer Discretionary	6.9
Consumer Staples	6.3
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stock Class and equity futures	68.7%
Bond Class	24.9%
Short-Term Class	6.4%
* Foreign investments	3.6%

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 6.9%
Auto Components - 0.1%
Dana Corp.	21,100	$ 390,983
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp.	39,300	1,118,085
Household Durables - 0.1%
Leggett & Platt, Inc.	16,600	388,440
Media - 3.8%
AOL Time Warner, Inc. (a)	261,900	3,852,549
Clear Channel Communications, Inc. (a)	280,000	8,965,600
Cox Communications, Inc. Class A (a)	3,600	99,180
		12,917,329
Multiline Retail - 0.7%
Federated Department Stores, Inc. (a)	21,700	861,490
Target Corp.	29,200	1,112,520
Wal-Mart Stores, Inc.	10,000	550,100
		2,524,110
Specialty Retail - 1.9%
Home Depot, Inc.	106,100	3,897,053
Lowe's Companies, Inc.	52,400	2,378,960
		6,276,013
TOTAL CONSUMER DISCRETIONARY		23,614,960
CONSUMER STAPLES - 6.3%
Beverages - 1.9%
PepsiCo, Inc.	53,900	2,597,980
The Coca-Cola Co.	71,800	4,020,800
		6,618,780
Food & Drug Retailing - 1.8%
Albertson's, Inc.	69,200	2,107,832
CVS Corp.	109,500	3,350,700
Safeway, Inc. (a)	20,200	589,638
		6,048,170
Food Products - 0.0%
McCormick & Co., Inc. (non-vtg.)	4,500	115,875
Personal Products - 1.0%
Alberto-Culver Co.:
Class A	35,900	1,621,962
Class B	21,800	1,042,040
Gillette Co.	22,000	745,140
		3,409,142
Tobacco - 1.6%
Philip Morris Companies, Inc.	123,900	5,411,952
TOTAL CONSUMER STAPLES		21,603,919

	Shares	Value (Note 1)
ENERGY - 4.1%
Energy Equipment & Services - 0.4%
ENSCO International, Inc.	1,900	$ 51,794
GlobalSantaFe Corp.	11,100	303,585
Halliburton Co.	36,500	581,810
National-Oilwell, Inc. (a)	16,900	355,745
		1,292,934
Oil & Gas - 3.7%
ChevronTexaco Corp.	38,600	3,416,100
Conoco, Inc.	235,800	6,555,240
Exxon Mobil Corp.	68,500	2,803,020
		12,774,360
TOTAL ENERGY		14,067,294
FINANCIALS - 16.1%
Banks - 3.7%
Bank of America Corp.	27,500	1,934,900
Bank One Corp.	34,300	1,319,864
Comerica, Inc.	25,800	1,584,120
FleetBoston Financial Corp.	74,700	2,416,545
PNC Financial Services Group, Inc.	36,100	1,887,308
Synovus Financial Corp.	31,100	855,872
Wachovia Corp.	63,837	2,437,297
		12,435,906
Diversified Financials - 8.1%
Citigroup, Inc.	197,800	7,664,750
Fannie Mae	147,600	10,885,500
Goldman Sachs Group, Inc.	20,500	1,503,675
Merrill Lynch & Co., Inc.	98,000	3,969,000
Morgan Stanley	80,000	3,446,400
		27,469,325
Insurance - 4.3%
AFLAC, Inc.	9,400	300,800
Allmerica Financial Corp.	24,300	1,122,660
American International Group, Inc.	180,700	12,329,161
Hartford Financial Services Group, Inc.	17,900	1,064,513
		14,817,134
TOTAL FINANCIALS		54,722,365
HEALTH CARE - 13.0%
Health Care Equipment & Supplies - 0.8%
C.R. Bard, Inc.	16,300	922,254
Guidant Corp. (a)	62,100	1,877,283
		2,799,537
Health Care Providers & Services - 5.3%
Cardinal Health, Inc.	295,650	18,155,854
Pharmaceuticals - 6.9%
Abbott Laboratories	200	7,530
Bristol-Myers Squibb Co.	226,600	5,823,620
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Elan Corp. PLC sponsored ADR (a)	88,000	$ 481,360
Eli Lilly & Co.	2,000	112,800
Merck & Co., Inc.	55,700	2,820,648
Pfizer, Inc.	201,000	7,035,000
Schering-Plough Corp.	231,800	5,702,280
Wyeth	27,700	1,418,240
		23,401,478
TOTAL HEALTH CARE		44,356,869
INDUSTRIALS - 5.5%
Airlines - 0.1%
AMR Corp. (a)	11,900	200,634
Delta Air Lines, Inc.	12,900	258,000
		458,634
Building Products - 0.2%
Masco Corp.	29,200	791,612
Commercial Services & Supplies - 0.2%
First Data Corp.	15,000	558,000
Industrial Conglomerates - 4.2%
General Electric Co.	403,500	11,721,675
Tyco International Ltd.	195,600	2,642,556
		14,364,231
Machinery - 0.3%
Ingersoll-Rand Co. Ltd. Class A	18,900	862,974
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	24,900	747,000
Norfolk Southern Corp.	25,600	598,528
Union Pacific Corp.	5,500	348,040
		1,693,568
TOTAL INDUSTRIALS		18,729,019
INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	138,691	1,934,739
Comverse Technology, Inc. (a)	40,900	378,734
		2,313,473
Computers & Peripherals - 1.4%
Dell Computer Corp. (a)	144,100	3,766,774
EMC Corp. (a)	64,200	484,710
Sun Microsystems, Inc. (a)	90,400	452,904
		4,704,388
Electronic Equipment & Instruments - 0.3%
Solectron Corp. (a)	143,400	881,910
Internet Software & Services - 0.0%
Check Point Software Technologies Ltd. (a)	10,200	138,312

	Shares	Value (Note 1)
IT Consulting & Services - 0.0%
Electronic Data Systems Corp.	3,900	$ 144,885
Semiconductor Equipment & Products - 1.7%
Altera Corp. (a)	21,800	296,480
Analog Devices, Inc. (a)	13,800	409,860
Atmel Corp. (a)	40,000	250,400
Intel Corp.	71,300	1,302,651
Lattice Semiconductor Corp. (a)	17,100	149,454
Linear Technology Corp.	20,800	653,744
Micron Technology, Inc. (a)	42,100	851,262
Semtech Corp. (a)	12,600	336,420
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	47,300	614,900
United Microelectronics Corp. sponsored ADR	85,200	626,220
Xilinx, Inc. (a)	9,700	217,571
		5,708,962
Software - 3.6%
Adobe Systems, Inc.	14,200	404,700
Computer Associates International, Inc.	115,100	1,828,939
Microsoft Corp. (a)	171,300	9,370,110
Network Associates, Inc. (a)	12,400	238,948
Oracle Corp. (a)	34,400	325,768
VERITAS Software Corp. (a)	6,300	124,677
		12,293,142
TOTAL INFORMATION TECHNOLOGY		26,185,072
MATERIALS - 0.7%
Chemicals - 0.3%
Praxair, Inc.	14,400	820,368
Metals & Mining - 0.4%
Alcoa, Inc.	23,500	779,025
Ryerson Tull, Inc.	51,900	603,597
		1,382,622
TOTAL MATERIALS		2,202,990
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 4.3%
AT&T Corp.	87,100	931,970
BellSouth Corp.	111,000	3,496,500
McCaw International Ltd. warrants 4/16/07 (a)(f)	910	0
NTL, Inc. warrants 10/14/08 (a)	427	4
Ono Finance PLC rights 5/31/09 (a)(f)	310	3
Qwest Communications International, Inc.	161,300	451,640
SBC Communications, Inc.	149,300	4,553,650
Verizon Communications, Inc.	133,500	5,360,025
		14,793,792
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
Horizon PCS, Inc. warrants 10/1/10 (a)(f)	545	$ 9,810
Nextel Communications, Inc. Class A (a)	50,000	160,500
		170,310
TOTAL TELECOMMUNICATION SERVICES		14,964,102
UTILITIES - 1.3%
Electric Utilities - 1.2%
FirstEnergy Corp.	59,800	1,996,124
Southern Co.	41,500	1,137,100
TXU Corp.	18,800	969,140
		4,102,364
Multi-Utilities & Unregulated Power - 0.1%
AES Corp. (a)	29,200	158,264
TOTAL UTILITIES		4,260,628
TOTAL COMMON STOCKS (Cost $259,667,906)		224,707,218
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Diversified Financials - 0.2%
AES Trust VII $3.00	33,600	650,261
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (f)	508	102
TOTAL CONVERTIBLE PREFERRED STOCKS		650,363
Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	160	152,640
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	1,273	254,600
Wireless Telecommunication Services - 0.2%
Crown Castle International Corp. $127.50 pay-in-kind	503	236,410
Dobson Communications Corp.:
$122.50 pay-in-kind	1	500
$130.00 pay-in-kind	166	83,000

	Shares	Value (Note 1)
Nextel Communications, Inc. Series E, $111.25 pay-in-kind	1,177	$ 270,710
		590,620
TOTAL TELECOMMUNICATION SERVICES		845,220
TOTAL NONCONVERTIBLE PREFERRED STOCKS		997,860
TOTAL PREFERRED STOCKS (Cost $3,425,550)		1,648,223
Corporate Bonds - 20.6%
Ratings (unaudited) (j)		Principal Amount
Convertible Bonds - 2.2%
CONSUMER DISCRETIONARY - 0.5%
Media - 0.0%
EchoStar Communications Corp. 4.875% 1/1/07	Caa1	$ 230,000	175,519
Specialty Retail - 0.5%
Gap, Inc. 5.75% 3/15/09 (f)	Ba3	1,420,000	1,629,791
TOTAL CONSUMER DISCRETIONARY			1,805,310
FINANCIALS - 0.2%
Diversified Financials - 0.2%
Elan Finance Corp. Ltd. liquid yield option note 0% 12/14/18	Ba3	1,460,000	681,236
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Total Renal Care Holdings 7% 5/15/09 (f)	B2	200,000	195,875
INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.5%
CIENA Corp. 3.75% 2/1/08	Ba3	420,000	243,600
Comverse Technology, Inc. 1.5% 12/1/05	BB	810,000	631,824
Juniper Networks, Inc. 4.75% 3/15/07	B2	1,420,000	829,834
			1,705,258
Electronic Equipment & Instruments - 0.5%
Celestica, Inc. liquid yield option note 0% 8/1/20	Ba2	1,140,000	482,904
Sanmina-SCI Corp. 4.25% 5/1/04	Ba2	940,000	848,538
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Solectron Corp.:
liquid yield option note 0% 5/8/20	Ba3	$ 330,000	$ 188,100
0% 11/20/20	Ba3	420,000	196,350
			1,715,892
Semiconductor Equipment & Products - 0.4%
Agere Systems, Inc. 6.5% 12/15/09	B2	270,000	187,142
Atmel Corp. 0% 5/23/21	CCC+	246,000	72,275
LSI Logic Corp. 4% 2/15/05	Ba3	420,000	353,892
Transwitch Corp. 4.5% 9/12/05	B3	5,000	2,950
Vitesse Semiconductor Corp. 4% 3/15/05	B3	800,000	586,000
			1,202,259
TOTAL INFORMATION TECHNOLOGY			4,623,409
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc.:
4.75% 7/1/07	B3	80,000	36,600
5.25% 1/15/10	B3	165,000	69,927
6% 6/1/11	B3	440,000	197,472
			303,999
TOTAL CONVERTIBLE BONDS			7,609,829
Nonconvertible Bonds - 18.4%
CONSUMER DISCRETIONARY - 5.8%
Auto Components - 0.3%
Arvin Industries, Inc. 6.75% 3/15/08	Baa3	100,000	98,500
DaimlerChrysler North America Holding Corp. 7.2% 9/1/09	A3	50,000	52,184
Dana Corp. 10.125% 3/15/10 (f)	Ba3	340,000	348,500
Dura Operating Corp. 8.625% 4/15/12 (f)	B1	20,000	20,000
Lear Corp. 7.96% 5/15/05	Ba1	380,000	389,500
Stoneridge, Inc. 11.5% 5/1/12 (f)	B2	70,000	71,225
			979,909
Hotels, Restaurants & Leisure - 1.9%
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	B	140,000	147,000

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Domino's, Inc. 10.375% 1/15/09	B2	$ 300,000	$ 322,500
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	620,000	638,600
HMH Properties, Inc. 7.875% 8/1/08	Ba3	285,000	273,600
Horseshoe Gaming LLC 8.625% 5/15/09	B2	560,000	562,800
International Game Technology 8.375% 5/15/09	Ba1	220,000	231,000
La Quinta Inns, Inc. 7.25% 3/15/04	Ba3	190,000	188,575
MGM Mirage, Inc. 8.5% 9/15/10	Ba1	175,000	185,063
Penn National Gaming, Inc. 8.875% 3/15/10	B3	390,000	386,100
Premier Parks, Inc. 0% 4/1/08 (d)	B2	785,000	758,506
Station Casinos, Inc. 8.375% 2/15/08	B1	970,000	991,825
Sun International Hotels Ltd./Sun International North America, Inc.:
8.875% 8/15/11	B2	260,000	264,550
8.875% 8/15/11 (f)	B2	200,000	203,500
yankee 8.625% 12/15/07	B2	295,000	301,638
Tricon Global Restaurants, Inc.:
8.5% 4/15/06	Ba1	180,000	186,300
8.875% 4/15/11	Ba1	510,000	541,875
Wheeling Island Gaming, Inc. 10.125% 12/15/09	B3	410,000	422,300
			6,605,732
Household Durables - 0.5%
Beazer Homes USA, Inc.:
8.625% 5/15/11	Ba2	250,000	253,750
8.875% 4/1/08	Ba2	55,000	55,825
Champion Enterprises, Inc. 11.25% 4/15/07 (f)	B2	85,000	71,400
D.R. Horton, Inc. 8% 2/1/09	Ba1	200,000	197,000
KB Home 8.625% 12/15/08	Ba3	180,000	181,800
Lennar Corp. 7.625% 3/1/09	Ba1	150,000	151,500
Ryland Group, Inc. 9.125% 6/15/11	Ba3	220,000	233,200
Sealy Mattress Co. 9.875% 12/15/07	B3	240,000	242,400
Standard Pacific Corp. 9.25% 4/15/12	Ba3	120,000	120,000
WCI Communities, Inc. 10.625% 2/15/11	B1	70,000	73,500
			1,580,375
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.1%
The Hockey Co. 11.25% 4/15/09 (f)	B2	$ 295,000	$ 295,000
Media - 3.0%
AMC Entertainment, Inc.:
9.5% 2/1/11	Caa3	195,000	193,050
9.875% 2/1/12	Caa3	230,000	230,000
American Media Operations, Inc. 10.25% 5/1/09	B2	270,000	283,500
AOL Time Warner, Inc. 6.875% 5/1/12	Baa1	35,000	32,279
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	Ba1	110,000	108,132
Chancellor Media Corp.:
8% 11/1/08	Ba1	200,000	198,000
8.125% 12/15/07	Ba2	75,000	74,250
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (d)	B2	110,000	47,300
0% 4/1/11 (d)	B2	580,000	278,400
0% 5/15/11 (d)	B2	230,000	82,800
10% 4/1/09	B2	425,000	293,250
10.75% 10/1/09	B2	385,000	265,650
Corus Entertainment, Inc. 8.75% 3/1/12	B1	765,000	776,475
CSC Holdings, Inc.:
7.625% 4/1/11	Ba1	1,310,000	1,048,000
7.625% 7/15/18	Ba2	90,000	71,100
7.875% 2/15/18	Ba2	35,000	26,950
9.875% 4/1/23	BB-	70,000	52,500
EchoStar DBS Corp.:
9.125% 1/15/09 (f)	B1	380,000	347,700
9.375% 2/1/09	B1	670,000	623,100
Entravision Communications Corp. 8.125% 3/15/09 (f)	B3	470,000	472,350
Fox Family Worldwide, Inc. 9.25% 11/1/07	Baa1	195,000	206,700
Fox/Liberty Networks LLC/FLN Finance, Inc. 0% 8/15/07 (d)	Ba1	60,000	61,200
Lamar Media Corp.:
8.625% 9/15/07	Ba3	30,000	30,750
9.25% 8/15/07	B1	435,000	452,400
LBI Media, Inc. 10.125% 7/15/12	B3	240,000	240,000
News America Holdings, Inc. 7.75% 12/1/45	Baa3	100,000	93,337

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	$ 350,000	$ 355,250
Penton Media, Inc. 11.875% 10/1/07 (f)	B3	575,000	494,500
Quebecor Media, Inc. 11.125% 7/15/11	B2	10,000	9,800
Radio One, Inc. 8.875% 7/1/11	B3	1,185,000	1,185,000
Regal Cinemas Corp. 9.375% 2/1/12 (f)	B3	435,000	452,400
Telewest PLC yankee:
9.625% 10/1/06	Caa3	535,000	214,000
11% 10/1/07	Caa3	85,000	34,425
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa1	50,000	49,751
Yell Finance BV:
0% 8/1/11 (d)	B2	55,000	37,538
10.75% 8/1/11	B2	600,000	651,000
			10,072,837
Multiline Retail - 0.0%
Federated Department Stores, Inc. 6.79% 7/15/27	Baa1	80,000	84,019
TOTAL CONSUMER DISCRETIONARY			19,617,872
CONSUMER STAPLES - 0.8%
Beverages - 0.0%
Constellation Brands, Inc. 8.125% 1/15/12	Ba3	80,000	82,800
Food & Drug Retailing - 0.2%
Kroger Co. 6.8% 4/1/11	Baa3	65,000	67,638
Pathmark Stores, Inc. 8.75% 2/1/12	B2	110,000	112,200
Rite Aid Corp.:
6% 10/1/03 (f)	Caa3	60,000	56,550
6.125% 12/15/08 (f)	Caa3	235,000	138,650
6.875% 8/15/13	Caa3	165,000	100,650
Safeway, Inc. 6.5% 3/1/11	Baa2	65,000	66,971
			542,659
Food Products - 0.3%
Chiquita Brands International, Inc. 10.56% 3/15/09	-	190,000	197,600
Corn Products International, Inc. 8.25% 7/15/07	Ba1	315,000	311,825
Dean Foods Co.:
6.625% 5/15/09	B1	50,000	47,500
6.9% 10/15/17	B1	40,000	34,400
8.15% 8/1/07	B1	240,000	246,000
Del Monte Corp. 9.25% 5/15/11	B3	150,000	156,000
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Dole Food Co., Inc. 7.25% 5/1/09 (f)	Ba1	$ 20,000	$ 20,400
Michael Foods, Inc. 11.75% 4/1/11	B2	20,000	22,000
			1,035,725
Household Products - 0.1%
Fort James Corp. 6.875% 9/15/07	Ba1	60,000	56,700
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	60,000	61,500
10% 11/1/08	Ba3	290,000	334,950
			453,150
Personal Products - 0.2%
Revlon Consumer Products Corp.:
8.125% 2/1/06	Caa3	100,000	70,000
9% 11/1/06	Caa3	130,000	91,000
12% 12/1/05	Caa1	390,000	386,100
			547,100
Tobacco - 0.0%
Philip Morris Companies, Inc. 7% 7/15/05	A2	70,000	74,843
RJ Reynolds Tobacco Holdings, Inc. 6.5% 6/1/07	Baa2	30,000	30,716
			105,559
TOTAL CONSUMER STAPLES			2,766,993
ENERGY - 1.2%
Energy Equipment & Services - 0.2%
DI Industries, Inc. 8.875% 7/1/07	B1	135,000	137,700
Grant Prideco, Inc. 9.625% 12/1/07	Ba3	210,000	218,925
Key Energy Services, Inc. 8.375% 3/1/08	Ba3	100,000	102,250
Trico Marine Services, Inc. 8.875% 5/15/12 (f)	B2	120,000	119,100
			577,975
Oil & Gas - 1.0%
Alberta Energy Co. Ltd. 7.375% 11/1/31	Baa1	40,000	42,688
Chesapeake Energy Corp.:
8.125% 4/1/11	B1	610,000	602,375
8.375% 11/1/08	B1	230,000	228,275
8.5% 3/15/12	B1	425,000	419,688
Devon Energy Corp. 7.95% 4/15/32	Baa2	50,000	53,784

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Encore Acquisition Co. 8.375% 6/15/12 (f)	B2	$ 105,000	$ 105,000
Forest Oil Corp. 8% 12/15/11	Ba3	220,000	220,000
Magnum Hunter Resources, Inc. 9.6% 3/15/12 (f)	B2	70,000	72,450
Pemex Project Funding Master Trust 7.875% 2/1/09 (f)	Baa1	100,000	99,750
Petro-Canada 7% 11/15/28	Baa2	50,000	48,994
Plains Exploration & Production Co. LP 8.75% 7/1/12 (f)	-	250,000	245,940
Plains Resources, Inc.:
Series B, 10.25% 3/15/06	B2	732,000	755,790
Series D, 10.25% 3/15/06	B2	70,000	72,275
Suncor Energy, Inc. 7.15% 2/1/32	A3	35,000	36,005
The Coastal Corp. 9.625% 5/15/12	Baa2	75,000	83,060
Valero Energy Corp. 6.875% 4/15/12	Baa2	25,000	25,690
Vintage Petroleum, Inc. 8.25% 5/1/12 (f)	Ba3	370,000	364,450
			3,476,214
TOTAL ENERGY			4,054,189
FINANCIALS - 2.0%
Banks - 0.2%
Bank of America Corp.:
7.125% 9/15/06	Aa2	100,000	109,147
7.8% 2/15/10	Aa3	20,000	22,381
BankBoston Corp. 6.625% 2/1/04	A2	20,000	20,841
Den Danske Bank AS 6.375% 6/15/08 (f)(g)	Aa3	170,000	178,853
Fleet Financial Group, Inc. 7.125% 4/15/06	A2	40,000	43,059
MBNA America Bank NA 6.625% 6/15/12	Baa2	30,000	29,685
MBNA Corp. 7.5% 3/15/12	Baa2	45,000	47,919
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (g)	A1	50,000	52,270
7.816% 11/29/49	A1	100,000	108,886
			613,041
Diversified Financials - 1.4%
Abbey National Capital Trust I 8.963% 12/29/49 (e)	A1	100,000	115,450
Ahmanson Capital Trust I 8.36% 12/1/26 (f)	Baa1	125,000	132,290
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
American Airlines pass thru trust certificate:
7.8% 4/1/08	A	$ 280,000	$ 280,700
7.858% 4/1/13	Baa1	50,000	54,118
American General Finance Corp. 5.875% 7/14/06	A1	100,000	103,268
Amvescap PLC 5.9% 1/15/07	A2	25,000	25,316
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	370,000	370,000
Burlington Resources Finance Co. 7.4% 12/1/31 (f)	Baa1	50,000	52,282
Capital One Financial Corp. 7.125% 8/1/08	Baa3	100,000	93,613
CIT Group, Inc. 7.75% 4/2/12	A2	30,000	29,533
Continental Airlines, Inc. pass thru trust certificate 6.795% 8/2/18	Baa3	178,231	166,313
Countrywide Home Loans, Inc. 5.5% 8/1/06	A3	80,000	81,775
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12	Aa3	45,000	45,353
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	A3	20,000	21,457
7.92% 5/18/12	Baa1	190,000	196,825
10.06% 1/2/16	Ba1	80,000	75,200
Details Capital Corp. 0% 11/15/07 (d)	Caa1	85,000	80,750
Devon Financing Corp. ULC 6.875% 9/30/11	Baa2	25,000	26,036
Dobson/Sygnet Communications Co. 12.25% 12/15/08	B3	40,000	26,000
Ford Motor Credit Co.:
6.5% 1/25/07	A3	50,000	50,046
7.375% 10/28/09	A3	50,000	51,760
7.5% 3/15/05	A3	140,000	146,413
General Electric Capital Corp. 6% 6/15/12	Aaa	65,000	64,054
General Motors Acceptance Corp.:
6.75% 1/15/06	A2	40,000	41,528
6.875% 9/15/11	A2	190,000	188,635

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Goldman Sachs Group, Inc. 6.6% 1/15/12	A1	$ 125,000	$ 127,326
Household Finance Corp.:
6.375% 10/15/11	A2	20,000	19,132
6.5% 1/24/06	A2	40,000	40,895
8% 5/9/05	A2	15,000	16,158
J.P. Morgan Chase & Co. 5.35% 3/1/07	Aa3	100,000	101,241
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. II:
9.125% 1/15/11 (f)	B1	100,000	96,000
10.5% 6/15/09 (f)	B1	40,000	40,400
Morgan Stanley 6.6% 4/1/12	Aa3	40,000	40,763
Newcourt Credit Group, Inc. 6.875% 2/16/05	A2	80,000	76,939
NiSource Finance Corp. 7.875% 11/15/10	Baa3	125,000	129,188
Northwest Airlines pass thru trust certificate:
6.81% 2/1/20	A3	100,543	97,489
7.248% 7/2/14	Ba2	128,720	109,232
7.575% 3/1/19	A3	83,684	85,492
7.691% 4/1/17	Baa2	20,000	19,610
8.304% 9/1/10	Ba2	87,680	82,858
Petronas Capital Ltd. 7% 5/22/12 (f)	Baa1	80,000	81,300
PTC International Finance BV 0% 7/1/07 (d)	B1	425,000	429,250
PTC International Finance II SA 11.25% 12/1/09	B1	345,000	348,450
SESI LLC 8.875% 5/15/11	B1	30,000	30,300
Sprint Capital Corp.:
6.875% 11/15/28	Baa3	125,000	78,241
8.75% 3/15/32	Baa3	25,000	18,802
TXU Eastern Funding 6.75% 5/15/09	Baa1	120,000	120,658
			4,708,439
Insurance - 0.0%
Principal Life Global Funding I 6.25% 2/15/12 (f)	Aa2	35,000	35,866
Real Estate - 0.4%
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	100,000	103,995
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09 (f)	Ba3	320,000	323,200
Duke-Weeks Realty LP 6.875% 3/15/05	Baa1	100,000	104,812
EOP Operating LP 7.75% 11/15/07	Baa1	200,000	219,091
ERP Operating LP 7.1% 6/23/04	Baa1	100,000	105,252
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
LNR Property Corp. 10.5% 1/15/09	Ba3	$ 175,000	$ 180,250
Regency Centers LP 6.75% 1/15/12	Baa2	45,000	46,010
Senior Housing Properties Trust 8.625% 1/15/12	Ba2	420,000	432,600
			1,515,210
TOTAL FINANCIALS			6,872,556
HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 0.2%
ALARIS Medical Systems, Inc.:
9.75% 12/1/06	Caa1	150,000	147,750
11.625% 12/1/06	B2	165,000	183,975
Boston Scientific Corp. 6.625% 3/15/05	Baa2	110,000	111,100
Sybron Dental Specialties, Inc. 8.125% 6/15/12 (f)	B2	40,000	40,000
			482,825
Health Care Providers & Services - 0.9%
Alderwoods Group, Inc. 11% 1/2/07	-	410,000	412,050
Coventry Health Care, Inc. 8.125% 2/15/12	Ba3	200,000	204,000
Fountain View, Inc. 11.25% 4/15/08 (c)	-	460,000	276,000
HealthSouth Corp.:
7.625% 6/1/12 (f)	Ba1	70,000	68,600
8.375% 10/1/11	Ba1	260,000	271,700
8.5% 2/1/08	Ba1	110,000	112,750
10.75% 10/1/08	Ba2	120,000	131,100
PacifiCare Health Systems, Inc. 10.75% 6/1/09 (f)	B3	235,000	237,350
Service Corp. International (SCI):
6.3% 3/15/03	B1	140,000	135,800
7.2% 6/1/06	B1	120,000	112,800
Stewart Enterprises, Inc. 10.75% 7/1/08	B2	210,000	233,100
Triad Hospitals, Inc. 8.75% 5/1/09	B1	575,000	603,750
Unilab Corp. 12.75% 10/1/09	B3	97,000	113,005
Vanguard Health Systems, Inc. 9.75% 8/1/11	B3	180,000	187,200
			3,099,205

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Pharmaceuticals - 0.2%
aaiPharma, Inc. 11% 4/1/10 (f)	Caa1	$ 250,000	$ 232,500
Biovail Corp. 7.875% 4/1/10	B2	450,000	434,250
			666,750
TOTAL HEALTH CARE			4,248,780
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 8.5% 5/15/11	B2	395,000	410,800
Transdigm, Inc. 10.375% 12/1/08 (f)	B3	70,000	71,750
			482,550
Airlines - 0.1%
Delta Air Lines, Inc.:
8.3% 12/15/29	Ba3	290,000	208,800
8.54% 1/2/07	Ba1	52,729	49,565
			258,365
Commercial Services & Supplies - 0.8%
Allied Waste North America, Inc.:
7.625% 1/1/06	Ba3	495,000	475,200
7.875% 1/1/09	Ba3	40,000	38,500
8.875% 4/1/08	Ba3	390,000	386,100
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	210,000	209,475
Browning-Ferris Industries, Inc. 6.375% 1/15/08	Ba3	220,000	200,200
Iron Mountain, Inc.:
8.25% 7/1/11	B2	125,000	125,000
8.625% 4/1/13	B2	215,000	218,763
8.75% 9/30/09	B2	60,000	61,050
JohnsonDiversey, Inc. 9.625% 5/15/12 (f)	B2	295,000	308,275
Mail-Well I Corp. 9.625% 3/15/12 (f)	B1	210,000	212,100
Pierce Leahy Command Co. yankee 8.125% 5/15/08	B2	85,000	85,638
Pierce Leahy Corp. 9.125% 7/15/07	B2	115,000	119,025
World Color Press, Inc.:
7.75% 2/15/09	Baa2	180,000	180,000
8.375% 11/15/08	Baa2	30,000	30,900
			2,650,226
Machinery - 0.1%
AGCO Corp. 9.5% 5/1/08	Ba3	60,000	63,600
Dunlop Standard Aerospace Holdings PLC 11.875% 5/15/09	B3	55,000	58,025
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Joy Global, Inc. 8.75% 3/15/12	B2	$ 100,000	$ 102,000
Tyco International Group SA yankee 6.375% 10/15/11	Ba2	330,000	252,618
			476,243
Marine - 0.3%
Teekay Shipping Corp. 8.875% 7/15/11	Ba2	775,000	806,000
Transport Maritima Mexicana SA de CV yankee:
9.5% 5/15/03	B2	170,000	142,800
10.25% 11/15/06	B2	320,000	230,400
			1,179,200
Road & Rail - 0.4%
Kansas City Southern Railway Co.:
7.5% 6/15/09 (f)	Ba2	340,000	340,000
9.5% 10/1/08	Ba2	40,000	43,200
TFM SA de CV 11.75% 6/15/09	B1	885,000	834,113
			1,217,313
TOTAL INDUSTRIALS			6,263,897
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.1%
L-3 Communications Corp. 7.625% 6/15/12 (f)	Ba3	240,000	240,000
Motorola, Inc. 8% 11/1/11	Baa2	45,000	43,914
			283,914
Computers & Peripherals - 0.1%
Compaq Computer Corp. 7.65% 8/1/05	Baa2	40,000	42,712
Hewlett-Packard Co. 6.5% 7/1/12	A3	65,000	64,675
Seagate Technology HDD Holdings 8% 5/15/09 (f)	Ba2	180,000	179,100
			286,487
Electronic Equipment & Instruments - 0.1%
Fisher Scientific International, Inc. 8.125% 5/1/12 (f)	B3	125,000	124,063
Flextronics International Ltd. 9.875% 7/1/10	Ba2	260,000	269,100
Solectron Corp. 9.625% 2/15/09	Ba3	170,000	154,700
			547,863

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Office Electronics - 0.1%
Xerox Corp. 9.75% 1/15/09 (f)	B1	$ 295,000	$ 241,900
Semiconductor Equipment & Products - 0.3%
Fairchild Semiconductor Corp.:
10.375% 10/1/07	B2	120,000	124,200
10.5% 2/1/09	B2	80,000	84,400
Micron Technology, Inc. 6.5% 9/30/05 (i)	Ba2	1,000,000	890,000
			1,098,600
TOTAL INFORMATION TECHNOLOGY			2,458,764
MATERIALS - 1.8%
Chemicals - 0.4%
Compass Minerals Group, Inc. 10% 8/15/11	B3	350,000	367,500
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (f)	B3	120,000	122,400
Huntsman International LLC 9.875% 3/1/09 (f)	B3	275,000	276,375
Lyondell Chemical Co.:
9.5% 12/15/08	Ba3	115,000	106,950
9.625% 5/1/07	Ba3	130,000	123,500
9.875% 5/1/07	Ba3	80,000	76,400
OM Group, Inc. 9.25% 12/15/11	B3	370,000	381,100
			1,454,225
Containers & Packaging - 0.7%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09 (f)	B2	505,000	507,525
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	190,000	181,450
7.35% 5/15/08	B3	80,000	72,000
7.5% 5/15/10	B3	70,000	63,525
7.8% 5/15/18	B3	30,000	25,800
7.85% 5/15/04	B3	320,000	312,800
8.1% 5/15/07	B3	150,000	140,250
Packaging Corp. of America 9.625% 4/1/09	Ba2	375,000	403,125
Riverwood International Corp. 10.625% 8/1/07	B3	275,000	286,000
Sealed Air Corp.:
6.95% 5/15/09 (f)	Baa3	300,000	267,000
8.75% 7/1/08 (f)	Baa3	120,000	124,200
			2,383,675
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - 0.5%
AK Steel Corp.:
7.75% 6/15/12 (f)	B1	$ 300,000	$ 298,500
7.875% 2/15/09	B1	170,000	169,150
9.125% 12/15/06	B1	110,000	115,225
Freeport-McMoRan Copper & Gold, Inc.:
7.2% 11/15/26	B3	575,000	553,438
7.5% 11/15/06	B3	80,000	72,400
Phelps Dodge Corp. 8.75% 6/1/11	Baa3	390,000	399,750
			1,608,463
Paper & Forest Products - 0.2%
Georgia-Pacific Group:
7.5% 5/15/06	Ba1	30,000	29,250
8.125% 5/15/11	Ba1	100,000	96,000
Norske Skog Canada Ltd. 8.625% 6/15/11	Ba2	40,000	41,000
Stone Container Corp.:
8.375% 7/1/12 (f)	B2	170,000	171,275
9.75% 2/1/11	B2	205,000	219,350
Weyerhaeuser Co.:
6.75% 3/15/12 (f)	Baa2	50,000	51,776
7.375% 3/15/32 (f)	Baa2	150,000	153,225
			761,876
TOTAL MATERIALS			6,208,239
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.9%
AT&T Corp.:
6.5% 3/15/29	Baa2	100,000	69,000
8% 11/15/31 (f)	Baa2	30,000	23,400
British Telecommunications PLC 8.875% 12/15/30	Baa1	80,000	87,133
Citizens Communications Co. 8.5% 5/15/06	Baa2	70,000	67,743
Deutsche Telekom International Finance BV 8.25% 6/15/05 (e)	Baa1	50,000	51,158
Diamond Cable Communications PLC yankee:
10.75% 2/15/07 (c)	Ca	555,000	138,750
11.75% 12/15/05 (c)	Ca	345,000	86,250
Koninklijke KPN NV yankee 7.5% 10/1/05	Baa3	100,000	101,818
NTL Communications Corp.:
0% 10/1/08 (c)(d)	Ca	660,000	171,600
11.5% 10/1/08 (c)	Ca	390,000	117,000
NTL, Inc. 0% 4/1/08 (c)(d)	Ca	75,000	20,250

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Pacific Northwest Bell Tel.Co. 4.5% 4/1/03	Baa3	$ 35,000	$ 34,475
Qwest Corp.
8.875% 3/15/12 (f)	Baa3	530,000	471,700
Rogers Cantel, Inc. yankee 9.375% 6/1/08	Baa3	185,000	123,950
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	100,000	100,293
Telefonos de Mexico SA de CV 8.25% 1/26/06	A3	100,000	102,000
Teleglobe Canada, Inc. yankee 7.7% 7/20/29 (c)	C	5,000	100
Telewest Communications PLC:
9.875% 2/1/10	Caa3	185,000	74,000
11.25% 11/1/08	Caa3	170,000	68,000
Tritel PCS, Inc. 0% 5/15/09 (d)	Baa2	374,000	299,200
U.S. West Communications 7.2% 11/1/04	Baa3	335,000	298,150
Verizon New York, Inc. 7.375% 4/1/32	A1	25,000	23,581
WorldCom, Inc.:
6.4% 8/15/05 (c)	Ca	260,000	42,900
6.5% 5/15/04 (c)	Ca	45,000	7,425
7.375% 1/15/06 (c)(f)	CCC-	40,000	6,600
7.5% 5/15/11 (c)	Ca	1,075,000	177,375
8% 5/16/06 (c)	Ca	230,000	37,950
8.25% 5/15/31 (c)	Ca	535,000	88,275
			2,890,076
Wireless Telecommunication Services - 1.1%
AT&T Wireless Services, Inc.:
7.875% 3/1/11	Baa2	50,000	40,387
8.75% 3/1/31	Baa2	50,000	38,615
Crown Castle International Corp.:
9.375% 8/1/11	B3	90,000	56,700
9.5% 8/1/11	B3	35,000	21,875
10.75% 8/1/11	B3	110,000	70,950
Dobson Communications Corp. 10.875% 7/1/10	B3	15,000	9,750
Echostar Broadband Corp. 10.375% 10/1/07	B1	455,000	436,800
Millicom International Cellular SA 13.5% 6/1/06	Caa1	490,000	171,500
Nextel Communications, Inc.:
0% 10/31/07 (d)	B3	1,250,000	650,000
0% 2/15/08 (d)	B3	160,000	75,200
Orange PLC yankee 9% 6/1/09	Baa3	365,000	317,550
PanAmSat Corp.:
6.125% 1/15/05	Ba2	150,000	136,500
6.375% 1/15/08	Ba2	230,000	213,900
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Rogers Wireless, Inc. 9.625% 5/1/11	Baa3	$ 250,000	$ 167,500
SpectraSite Holdings, Inc.:
0% 3/15/10 (d)	Caa3	515,000	133,900
10.75% 3/15/10	Caa3	265,000	116,600
12.5% 11/15/10	Caa3	185,000	83,250
TeleCorp PCS, Inc.:
0% 4/15/09 (d)	Baa2	245,000	196,000
10.625% 7/15/10	Baa2	88,000	83,600
VoiceStream Wireless Corp. 0% 11/15/09 (d)	Baa2	1,061,000	774,530
			3,795,107
TOTAL TELECOMMUNICATION SERVICES			6,685,183
UTILITIES - 1.0%
Electric Utilities - 0.6%
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (f)	Baa2	50,000	52,804
Avon Energy Partners Holdings 6.46% 3/4/08 (f)	Baa3	130,000	126,963
CMS Energy Corp.:
7.5% 1/15/09	B3	160,000	113,600
8.375% 7/1/03	B3	305,000	250,100
9.875% 10/15/07	B3	295,000	221,250
Dominion Resources, Inc. 6.25% 6/30/12	Baa1	40,000	39,788
Edison International 6.875% 9/15/04	B3	140,000	127,400
FirstEnergy Corp. 6.45% 11/15/11	Baa2	85,000	82,526
Illinois Power Co. 7.5% 6/15/09	Baa2	60,000	56,790
Israel Electric Corp. Ltd. 7.75% 12/15/27 (f)	A3	80,000	66,842
Pacific Gas & Electric Co.:
6.75% 10/1/23	B3	105,000	94,500
7.05% 3/1/24	B3	55,000	50,600
9.625% 11/1/05 (f)	Caa2	180,000	180,000
PSEG Energy Holdings, Inc.:
8.5% 6/15/11	Baa3	60,000	55,800
8.625% 2/15/08	Baa3	190,000	180,500
PSI Energy, Inc. 6.65% 6/15/06	A3	75,000	77,835
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	50,000	45,415
Sierra Pacific Power Co. 8% 6/1/08	Ba2	100,000	95,000

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Southern California Edison Co. 7.625% 1/15/10	Ba3	$ 245,000	$ 222,950
TECO Energy, Inc. 7% 5/1/12	A3	50,000	52,436
Texas Utilities Co. 6.375% 1/1/08	Baa3	10,000	10,084
			2,203,183
Gas Utilities - 0.0%
CMS Panhandle Holding Co. 6.5% 7/15/09	Ba2	40,000	31,600
Consolidated Natural Gas Co. 6.85% 4/15/11	A3	25,000	26,016
El Paso Energy Corp. 7.75% 1/15/32	Baa2	30,000	27,820
Kinder Morgan Energy Partners LP 7.125% 3/15/12	Baa1	25,000	26,440
Panhandle Eastern Pipe Line Co. 7.2% 8/15/24	Ba2	30,000	22,500
Sempra Energy 7.95% 3/1/10	A2	40,000	42,643
			177,019
Multi-Utilities & Unregulated Power - 0.4%
AES Corp.:
9.375% 9/15/10	Ba3	355,000	220,100
9.5% 6/1/09	Ba3	445,000	289,250
Western Resources, Inc.:
7.875% 5/1/07 (f)	Ba1	290,000	287,825
9.75% 5/1/07 (f)	Ba2	320,000	307,200
Williams Companies, Inc.:
7.125% 9/1/11	Baa3	30,000	24,294
7.5% 1/15/31	Baa2	35,000	25,135
			1,153,804
TOTAL UTILITIES			3,534,006
TOTAL NONCONVERTIBLE BONDS			62,710,479
TOTAL CORPORATE BONDS (Cost $74,878,494)			70,320,308
U.S. Government and Government Agency Obligations - 1.5%

U.S. Government Agency Obligations - 0.2%
Fannie Mae:
5.5% 5/2/06	Aa2	125,000	131,304
6.25% 2/1/11	Aa2	65,000	68,325
7.25% 5/15/30	Aaa	105,000	119,566
Freddie Mac:
5.5% 7/15/06	Aaa	170,000	178,311
U.S. Government and Government Agency Obligations - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.75% 1/15/12	Aaa	$ 150,000	$ 154,112
5.875% 3/21/11	Aa2	205,000	210,118
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			861,736
U.S. Treasury Obligations - 1.3%
U.S. Treasury Bills, yield at date of purchase 1.67% to 1.73% 7/25/02 to 8/8/02 (k)	-	550,000	549,079
U.S. Treasury Bonds:
6.25% 5/15/30	Aaa	220,000	238,313
6.625% 2/15/27	Aaa	50,000	56,141
8.125% 8/15/19	Aaa	80,000	102,472
8.875% 8/15/17	Aaa	50,000	67,441
8.875% 2/15/19	Aaa	259,000	352,273
U.S. Treasury Notes:
3.375% 4/30/04	Aaa	1,275,000	1,288,451
3.5% 11/15/06	Aaa	180,000	176,794
6.125% 8/15/07	Aaa	30,000	32,698
6.5% 2/15/10	Aaa	280,000	313,006
7% 7/15/06	Aaa	1,050,000	1,172,841
7.25% 8/15/04	Aaa	20,000	21,753
TOTAL U.S. TREASURY OBLIGATIONS			4,371,262
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,115,471)			5,232,998
U.S. Government Agency - Mortgage Securities - 2.2%

Fannie Mae - 1.7%
5.5% 1/1/32	Aaa	257,743	250,192
6% 4/1/13 to 6/1/32	Aaa	1,725,031	1,744,829
6.5% 5/1/17 to 6/1/31	Aaa	2,837,735	2,910,238
6.5% 7/1/32 (l)	Aaa	260,000	264,956
6.5% 7/1/32 (l)	Aaa	187,218	190,787
7.5% 5/1/24 to 2/1/28	Aaa	189,839	200,408
TOTAL FANNIE MAE			5,561,410
Freddie Mac - 0.0%
7.5% 8/1/28	Aaa	61,454	64,943
Government National Mortgage Association - 0.5%
6.5% 8/15/27	Aaa	409,921	420,617
7% 7/15/28 to 7/15/31	Aaa	448,755	467,199

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
7% 7/1/32 (l)	Aaa	$ 423,000	$ 439,127
7.5% 1/15/26 to 8/15/28	Aaa	380,569	402,984
8.5% 11/15/30	Aaa	55,305	59,214
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			1,789,141
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,191,517)			7,415,494
Asset-Backed Securities - 0.2%

BankAmerica Manufacturing Housing Contract Trust V 6.2% 4/10/09	Aaa	66,117	66,262
CIT Marine Trust 5.8% 4/15/10	Aaa	51,040	51,742
CSXT Trade Receivables Master Trust 6% 7/26/04	Aaa	180,000	185,262
DaimlerChrysler Auto Trust 5.16% 1/6/05	Aaa	130,000	133,276
Ford Credit Auto Owner Trust 5.71% 9/15/05	A1	35,000	36,548
Household Private Label Credit Card Master Note Trust I 5.5% 1/18/11	Aaa	125,000	129,829
Sears Credit Account Master Trust II 7.5% 11/15/07	A2	50,000	52,840
UAF Auto Grantor Trust 6.1% 1/15/03 (f)	Aaa	14,926	14,913
TOTAL ASSET-BACKED SECURITIES (Cost $652,741)			670,672
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.0%
Credit-Based Asset Servicing and Securitization LLC weighted average coupon Series 1997-2 Class 2B, 7.0192% 12/29/25 (f)(g)	Ba3	65,496	31,774
U.S. Government Agency - 0.1%
Fannie Mae:
REMIC planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	Aaa	100,000	102,417
Collateralized Mortgage Obligations - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 1999-57 Class PH, 6.5% 12/25/29	Aaa	$ 100,000	$ 101,484
sequential pay Series 2000-49 Class A, 8% 3/18/27	Aaa	90,953	97,906
TOTAL U.S. GOVERNMENT AGENCY			301,807
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $315,116)			333,581
Commercial Mortgage Securities - 0.6%

Asset Securitization Corp. sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	AAA	150,664	161,473
Banc America Commercial Mortgage, Inc. Series 2001-1 Class X, 1.341% 4/15/36 (g)(h)	Aaa	408,534	26,682
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	AA	98,926	105,090
Class B, 7.48% 2/1/08	A	80,000	86,738
CS First Boston Mortgage Securities Corp. Series 1998-C1 Class D, 7.17% 1/17/12	Baa3	70,000	72,097
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 7/15/12	Baa2	140,000	138,688
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.168% 4/29/39 (f)(g)	-	320,000	258,500
FMAC Loan Receivables Trust weighted average coupon Series 1997-A Class E, 8.1258% 4/15/19 (f)(g)	-	250,000	5,000
G Force CDO 2001 Ltd./G Force CDO 2001 1 Corp. Series 2001-1A Class E, 8.8% 1/20/12 (f)	BBB-	67,862	66,675
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 1996-C1 Class F, 7.86% 11/15/06 (f)	Ba1	250,000	248,203

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (g)	Baa3	$ 180,000	$ 177,300
LTC Commercial Mortgage pass thru trust certificate:
sequential pay Series 1998-1 Class A, 6.029% 5/30/30 (f)	AAA	97,517	100,656
Series 1996-1 Class E, 9.16% 4/15/28	B+	500,000	391,875
Structured Asset Securities Corp. Series 1996-CFL Class E, 7.75% 2/25/28	AAA	80,000	81,675
Thirteen Affiliates of General Growth Properties, Inc. Series 1:
Class D2, 6.992% 12/15/10 (f)	Baa2	140,000	145,338
Class E2, 7.224% 12/15/10 (f)	Baa3	100,000	103,063
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,459,088)			2,169,053
Foreign Government and Government Agency Obligations - 0.1%

Chilean Republic 7.125% 1/11/12	Baa1	40,000	40,375
Malaysian Government 7.5% 7/15/11	Baa2	25,000	26,563
Polish Government 6.25% 7/3/12	Baa1	50,000	50,055
United Mexican States 9.875% 2/1/10	Baa2	80,000	89,400
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $199,074)			206,393
Money Market Funds - 9.6%
	Shares
Fidelity Cash Central Fund, 1.89% (b)	26,676,016	26,676,016
Fidelity Securities Lending Cash Central Fund, 1.93% (b)	5,975,275	5,975,275
TOTAL MONEY MARKET FUNDS (Cost $32,651,291)		32,651,291
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $386,556,248)		345,355,231
NET OTHER ASSETS - (1.4)%		(4,802,967)
NET ASSETS - 100%		$ 340,552,264
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
31 S&P 500 Index Contracts	Sept. 2002	$ 7,673,275	$ (52,356)
The face value of futures purchased as a percentage of net assets - 2.3%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,540,007 or 4.0% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Micron Technology, Inc. 6.5% 9/30/05	11/1/99	$ 787,500
(j) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $524,121.
(l) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Ratings
Aaa, Aa, A	4.8%
Baa	2.7%
Ba	6.4%
B	9.3%
Caa, Ca, C	1.2%
D	0.0%
Not rated	0.4%
Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality.

Purchases and sales of securities, other than short-term securities, aggregated $379,906,205 and $416,873,803, respectively, of which long-term U.S. government and government agency obligations aggregated $32,170,724 and $33,692,761, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $26,042 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $890,000 or 0.3% of net assets.

Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $391,495,304. Net unrealized depreciation aggregated $46,140,073, of which $8,521,769 related to appreciated investment securities and $54,661,842 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $54,724,000 all of which will expire on December 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Asset Manager: Growth Portfolio

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,851,924) (cost $386,556,248) - See accompanying schedule		$ 345,355,231
Cash		153,017
Receivable for investments sold		3,353,291
Receivable for fund shares sold		10,084
Dividends receivable		294,808
Interest receivable		1,728,826
Other receivables		18,135
Total assets		350,913,392
Liabilities
Payable for investments purchased
Regular delivery	$ 2,893,929
Delayed delivery	893,937
Payable for fund shares redeemed	367,238
Accrued management fee	171,871
Distribution fees payable	1,665
Payable for daily variation on futures contracts	14,725
Other payables and accrued expenses	42,488
Collateral on securities loaned, at value	5,975,275
Total liabilities		10,361,128
Net Assets		$ 340,552,264
Net Assets consist of:
Paid in capital		$ 428,295,402
Undistributed net investment income		6,941,936
Accumulated undistributed net realized gain (loss) on investments		(53,431,904)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(41,253,170)
Net Assets		$ 340,552,264
Initial Class: Net Asset Value, offering price and redemption price per share ($328,320,328 ÷ 30,788,768 shares)		$ 10.66
Service Class: Net Asset Value, offering price and redemption price per share ($7,605,499 ÷ 717,126 shares)		$ 10.61
Service Class 2: Net Asset Value, offering price and redemption price per share ($4,626,437 ÷ 438,007 shares)		$ 10.56

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 1,695,227
Interest		4,794,279
Security lending		10,309
Total income		6,499,815
Expenses
Management fee	$ 1,124,115
Transfer agent fees	135,761
Distribution fees	10,831
Accounting and security lending fees	73,630
Non-interested trustees' compensation	663
Custodian fees and expenses	18,392
Audit	16,649
Legal	1,274
Miscellaneous	19,909
Total expenses before reductions	1,401,224
Expense reductions	(99,285)	1,301,939
Net investment income (loss)		5,197,876
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	6,771,018
Futures contracts	(745,796)
Total net realized gain (loss)		6,025,222
Change in net unrealized appreciation (depreciation) on: Investment securities	(62,186,261)
Assets and liabilities in foreign currencies	6
Futures contracts	(52,356)
Total change in net unrealized appreciation (depreciation)		(62,238,611)
Net gain (loss)		(56,213,389)
Net increase (decrease) in net assets resulting from operations		$ (51,015,513)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,197,876	$ 11,049,699
Net realized gain (loss)	6,025,222	(61,039,175)
Change in net unrealized appreciation (depreciation)	(62,238,611)	12,082,275
Net increase (decrease) in net assets resulting from operations	(51,015,513)	(37,907,201)
Distributions to shareholders from net investment income	(10,416,607)	(13,343,864)
Distributions to shareholders from net realized gain	-	(16,105,049)
Total distributions	(10,416,607)	(29,448,913)
Share transactions - net increase (decrease)	(12,043,877)	(16,320,571)
Total increase (decrease) in net assets	(73,475,997)	(83,676,685)
Net Assets
Beginning of period	414,028,261	497,704,946
End of period (including undistributed net investment income of $6,941,936 and undistributed net investment income of $12,720,942, respectively)	$ 340,552,264	$ 414,028,261
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	995,820	43,163	47,320
Reinvested	852,581	19,176	10,444
Redeemed	(2,861,044)	(110,163)	(39,266)
Net increase (decrease)	(1,012,643)	(47,824)	18,498
Dollars
Sold	$ 11,822,542	$ 532,927	$ 560,205
Reinvested	10,068,980	225,322	122,305
Redeemed	(33,613,874)	(1,308,776)	(453,508)
Net increase (decrease)	$ (11,722,352)	$ (550,527)	$ 229,002

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2
Sold	2,648,332	86,383	262,678
Reinvested	2,071,741	53,533	15,343
Redeemed	(6,380,641)	(244,489)	(74,696)
Net increase (decrease)	(1,660,568)	(104,573)	203,325
Dollars
Sold	$ 33,703,712	$ 1,109,889	$ 3,373,478
Reinvested	28,507,157	732,326	209,431
Redeemed	(80,043,164)	(3,021,914)	(891,486)
Net increase (decrease)	$ (17,832,295)	$ (1,179,699)	$ 2,691,423

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 10,068,980	$ 225,322	$ 122,305
From net realized gain	-	-	-
Total	$ 10,068,980	$ 225,322	$ 122,305

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 12,927,664	$ 322,572	$ 93,628
From net realized gain	15,579,493	409,753	115,803
Total	$ 28,507,157	$ 732,325	$ 209,431

See accompanying notes which are an integral part of the financial statements.

Asset Manager: Growth Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 12.56	$ 14.41	$ 18.38	$ 17.03	$ 16.36	$ 13.10
Income from Investment Operations
Net investment income (loss) E	.16	.32	.42	.40	.41	.36
Net realized and unrealized gain (loss)	(1.74)	(1.31)	(2.52)	2.04	2.19	2.92
Total from investment operations	(1.58)	(.99)	(2.10)	2.44	2.60	3.28
Distributions from net investment income	(.32)	(.39)	(.37)	(.41)	(.34)	-
Distributions from net realized gain	-	(.47)	(1.50)	(.68)	(1.59)	(.02)
Total distributions	(.32)	(.86)	(1.87)	(1.09)	(1.93)	(.02)
Net asset value, end of period	$ 10.66	$ 12.56	$ 14.41	$ 18.38	$ 17.03	$ 16.36
Total Return B,C,D	(12.83)%	(7.39)%	(12.47)%	15.26%	17.57%	25.07%
Ratios to Average Net Assets F
Expenses before expense reductions	.72% A	.73%	.69%	.71%	.73%	.77%
Expenses net of voluntary waivers, if any	.72% A	.73%	.69%	.71%	.73%	.77%
Expenses net of all reductions	.66% A	.72%	.68%	.70%	.72%	.76%
Net investment income (loss)	2.69% A	2.55%	2.61%	2.38%	2.60%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 328,320	$ 399,273	$ 482,165	$ 580,555	$ 528,874	$ 483,231
Portfolio turnover rate	206% A	111%	147%	92%	98%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.47	$ 14.32	$ 18.28	$ 16.96	$ 16.35	$ 15.94
Income from Investment Operations
Net investment income (loss) E	.15	.31	.40	.38	.40	.07
Net realized and unrealized gain (loss)	(1.71)	(1.32)	(2.50)	2.03	2.14	.34
Total from investment operations	(1.56)	(1.01)	(2.10)	2.41	2.54	.41
Distributions from net investment income	(.30)	(.37)	(.36)	(.41)	(.34)	-
Distributions from net realized gain	-	(.47)	(1.50)	(.68)	(1.59)	-
Total distributions	(.30)	(.84)	(1.86)	(1.09)	(1.93)	-
Net asset value, end of period	$ 10.61	$ 12.47	$ 14.32	$ 18.28	$ 16.96	$ 16.35
Total Return B,C,D	(12.74)%	(7.57)%	(12.54)%	15.13%	17.18%	2.57%
Ratios to Average Net Assets G
Expenses before expense reductions	.82% A	.83%	.80%	.82%	.89%	.88% A
Expenses net of voluntary waivers, if any	.82% A	.83%	.80%	.82%	.89%	.87% A
Expenses net of all reductions	.77% A	.82%	.79%	.81%	.88%	.87% A
Net investment income (loss)	2.58% A	2.44%	2.50%	2.27%	2.65%	2.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,605	$ 9,542	$ 12,449	$ 10,825	$ 3,165	$ 10
Portfolio turnover rate	206% A	111%	147%	92%	98%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.43	$ 14.30	$ 17.78
Income from Investment Operations
Net investment income (loss) E	.14	.28	.34
Net realized and unrealized gain (loss)	(1.72)	(1.30)	(1.96)
Total from investment operations	(1.58)	(1.02)	(1.62)
Distributions from net investment income	(.29)	(.38)	(.36)
Distributions from net realized gain	-	(.47)	(1.50)
Total distributions	(.29)	(.85)	(1.86)
Net asset value, end of period	$ 10.56	$ 12.43	$ 14.30
Total Return B,C,D	(12.94)%	(7.66)%	(10.21)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.01% A	1.00%	.97% A
Expenses net of voluntary waivers, if any	1.01% A	1.00%	.97% A
Expenses net of all reductions	.96% A	.99%	.95% A
Net investment income (loss)	2.39% A	2.28%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,626	$ 5,213	$ 3,091
Portfolio turnover rate	206% A	111%	147%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Asset Manager: Growth Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Balanced Portfolio - Service Class 2

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee). Returns from November 3, 1997 through January 12, 2000 are those of Service Class which reflects a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity ® VIP: Balanced - Service Class 2	-8.64%	2.48%	6.61%
Fidelity Balanced 60/40 Composite	-7.77%	5.65%	11.27%
S&P 500 ®	-17.99%	3.66%	12.66%
LB Aggregate Bond	8.63%	7.57%	8.37%
Variable Annuity Balanced Funds Average	-7.62%	4.60%	n/a*

Average annual total returns take the fund's cumulative return and show what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Fidelity Balanced 60/40 Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500SM  Index and the Lehman Brothers® Aggregate Bond Index. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity balanced funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 66 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Balanced Portfolio - Service Class 2 on January 3, 1995, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $16,154 - a 61.54% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Standard & Poor's 500 Index would have grown to $24,426 - a 144.26% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $18,261 - an 82.61% increase. You can also look at how the Fidelity Balanced 60/40 Composite Index did over the same period. With dividends and interest, if any, reinvested, the same $10,000 would have grown to $22,625 - a 122.65% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Fund Talk: The Managers' Overview

(Portfolio Manager photograph)
(Portfolio Manager photograph)

An interview with Louis Salemy (right), who became Lead Portfolio Manager of Balanced Portfolio on February 6, 2002, and Ford O'Neil (left), manager for fixed-income investments

Q. How did the fund perform, Louis?

L.S. For the six months ending June 30, 2002, the fund lagged both the Fidelity Balanced 60/40 Composite Index and the Lipper Inc. variable annuity balanced funds average, which declined 6.54% and 6.16%, respectively. Similarly, for the 12 months ending June 30, 2002, the fund trailed the Composite index and Lipper average, which dropped 7.77% and 7.62%, respectively.

Q. What affected the fund's performance during the six-month period?

L.S. While being conservative helped in an uncertain market environment, poor stock picking hampered our relative performance. The fund benefited from its slight bias toward stronger-performing fixed-income securities - that is, bonds and cash - at the expense of equities, which trailed most other asset classes during the period. However, we lost ground by investing in a handful of stocks and high-yield bonds of companies - including Tyco International and Adelphia Communications, respectively - that were wracked by accounting scandals and credit-quality downgrades. Concerns about corporate governance also overwhelmed our equity holdings in advertising conglomerate Omnicom. On a sector level, the fund's fairly aggressive positioning in financial stocks hurt results. Here, we emphasized brokerage firms, such as Merrill Lynch and Morgan Stanley, and other transaction-oriented companies that stood to benefit from a potential economic rebound. Unfortunately, we were early, and persistently weak capital markets activity plagued these stocks. Fund performance also suffered from underweighting banks - based on credit-quality concerns and potential yield-curve flattening - as they continued to benefit from last year's sharply declining interest rates. Finally, in the biotechnology industry, our holdings in Amgen offset some of what we gained from otherwise underweighting a group that stumbled on numerous disappointments with high-profile drugs.

Q. What other moves influenced performance?

L.S. Shying away from technology stocks provided a relative boost versus the index. The fund was helped by my decision to reduce its tech weighting after taking over the portfolio in February, based on my cautious growth outlook for a sector vulnerable to further declines. I felt that the earnings expectations and valuations of tech hardware firms were still too high given continued deterioration in capital spending and the absence of any major breakthrough technologies. Underweighting companies such as Intel and IBM, which were hurt as the market rotated away from large-cap growth stocks, further benefited the fund. I sold off Intel and IBM during the period. However, the stocks I felt could benefit from a PC upgrade cycle, such as Microsoft, generally dampened performance. The fund's stake in defensive, stable-growth stocks paid off. While it was tough to find many quality companies that were attractively priced and had good earnings growth, we were successful in consumer staples with Gillette and McCormick & Co., and such specialty retailers as Hollywood Entertainment. The fund benefited from my decision to further emphasize these names, as well as defensive financials such as Freddie Mac and Fannie Mae, which helped hedge against my more "offensive" cyclical positioning in the brokerage houses. Finally, trimming some cyclical positions to take profits during the spring increased the fund's cash weighting, which, given the weak equity market, helped performance.

Q. Turning to you, Ford, what drove the investment-grade portion of the fund?

F.O. Despite volatile interest rate and stock market conditions, investment-grade bonds fared well, as the economic recovery stalled during the second quarter and the prospects for Federal Reserve Board tightening were pushed further into the future. Against a backdrop of falling interest rates and yield-curve steepening, favorable sector allocation proved critical to the subportfolio's success. The fund benefited from my emphasis on higher-yielding spread sectors, namely mortgage and asset-backed securities, which outperformed Treasuries during the period. Strong security selection in these groups also aided performance. We primarily benefited from reducing our weighting in corporates, given heightened downside risk, and adding more exposure to high-quality mortgage securities, which performed very well as mortgage rates rose and prepayment activity slowed. Within corporates, good credit analysis and diversification were key, as we successfully avoided several prominent issuers that experienced severe financial stress.

Q. What's your outlook, Louis?

L.S. I remain cautious, as I feel the earnings recovery that many investors are expecting in the second half of 2002 is unlikely to occur. That said, I'll continue to toe the line between offense and defense, looking for companies on both sides with strong earnings growth and attractive relative valuations.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks both income and growth of capital

Start date: January 3, 1995

Size: as of June 30, 2002, more than $292 million

Manager: Louis Salemy, since February 2002, and Ford O'Neil, since 2001; Louis Salemy joined Fidelity in 1992; Ford O'Neil joined Fidelity in 1990

3

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Morgan Stanley	3.3
Microsoft Corp.	3.1
Gillette Co.	2.6
BellSouth Corp.	2.5
Freddie Mac	2.3
13.8
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Financials	17.5
Consumer Discretionary	13.2
Consumer Staples	9.0
Telecommunication Services	5.0
Industrials	4.9
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stocks and Equity Futures	53.7%
Bonds	37.6%
Short-Term Investments and Net Other Assets	8.3%
Other Investments	0.4%

* Foreign investments 3.0%

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 46.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.6%
Media - 4.0%
AOL Time Warner, Inc. (a)	12	$ 177
Comcast Corp. Class A (special) (a)	47,000	1,120,480
E.W. Scripps Co. Class A	15,300	1,178,100
EchoStar Communications Corp. Class A (a)	133,700	2,481,472
General Motors Corp. Class H (a)	72,700	756,080
Omnicom Group, Inc.	91,300	4,181,540
UIH Australia/Pacific, Inc. warrants 5/15/06 (a)	150	0
Walt Disney Co.	106,700	2,016,630
		11,734,479
Multiline Retail - 3.1%
Kohls Corp. (a)	50,100	3,511,008
Wal-Mart Stores, Inc.	100,100	5,506,501
		9,017,509
Specialty Retail - 2.1%
Hollywood Entertainment Corp. (a)	79,500	1,644,060
Home Depot, Inc.	126,650	4,651,855
		6,295,915
Textiles Apparel & Luxury Goods - 0.4%
Liz Claiborne, Inc.	35,700	1,135,260
TOTAL CONSUMER DISCRETIONARY		28,183,163
CONSUMER STAPLES - 8.1%
Beverages - 1.0%
The Coca-Cola Co.	51,200	2,867,200
Food & Drug Retailing - 0.8%
Rite Aid Corp.	1,392	3,271
Walgreen Co.	63,800	2,464,594
		2,467,865
Food Products - 0.6%
McCormick & Co., Inc. (non-vtg.)	56,000	1,442,000
Unilever PLC sponsored ADR	10,400	379,808
		1,821,808
Household Products - 1.3%
Colgate-Palmolive Co.	34,200	1,711,710
Kimberly-Clark Corp.	33,200	2,058,400
		3,770,110
Personal Products - 2.6%
Gillette Co.	222,700	7,542,849
Tobacco - 1.8%
Philip Morris Companies, Inc.	118,350	5,169,528
TOTAL CONSUMER STAPLES		23,639,360
ENERGY - 2.0%
Oil & Gas - 2.0%
Exxon Mobil Corp.	139,932	5,726,017

	Shares	Value (Note 1)
FINANCIALS - 11.7%
Banks - 1.1%
Bank One Corp.	27,000	$ 1,038,960
Wells Fargo & Co.	45,800	2,292,748
		3,331,708
Diversified Financials - 9.4%
Fannie Mae	84,200	6,209,750
Freddie Mac	110,700	6,774,840
Goldman Sachs Group, Inc.	10,300	755,505
Merrill Lynch & Co., Inc.	96,900	3,924,450
Morgan Stanley	225,400	9,710,221
		27,374,766
Insurance - 1.2%
American International Group, Inc.	49,850	3,401,266
TOTAL FINANCIALS		34,107,740
HEALTH CARE - 3.4%
Biotechnology - 0.9%
Amgen, Inc. (a)	62,800	2,630,064
Health Care Equipment & Supplies - 0.1%
Align Technology, Inc. (a)	47,000	189,927
Pharmaceuticals - 2.4%
Allergan, Inc.	17,900	1,194,825
Bristol-Myers Squibb Co.	15,800	406,060
Johnson & Johnson	20,100	1,050,426
Pfizer, Inc.	128,300	4,490,500
		7,141,811
TOTAL HEALTH CARE		9,961,802
INDUSTRIALS - 4.1%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	16,400	1,139,800
Northrop Grumman Corp.	11,500	1,437,500
United Technologies Corp.	10,200	692,580
		3,269,880
Airlines - 0.3%
Mesaba Holdings, Inc. (a)	2,493	14,634
Southwest Airlines Co.	45,600	736,896
		751,530
Building Products - 0.3%
American Standard Companies, Inc. (a)	11,400	856,140
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	10,000	627,500
First Data Corp.	16,300	606,360
		1,233,860
Industrial Conglomerates - 1.8%
General Electric Co.	181,600	5,275,480
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - 0.2%
Albany International Corp. Class A	20,700	$ 557,037
TOTAL INDUSTRIALS		11,943,927
INFORMATION TECHNOLOGY - 3.7%
Communications Equipment - 0.6%
Cisco Systems, Inc. (a)	133,700	1,865,115
Electronic Equipment & Instruments - 0.0%
Insilco Corp. warrants 8/15/07 (a)	60	1
Software - 3.1%
Microsoft Corp. (a)	163,300	8,932,510
TOTAL INFORMATION TECHNOLOGY		10,797,626
MATERIALS - 0.4%
Chemicals - 0.4%
E.I. du Pont de Nemours & Co.	24,904	1,105,738
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.1%
BellSouth Corp.	227,500	7,166,250
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	290	44
warrants 1/15/07 (CV ratio .6) (a)	50	8
McCaw International Ltd. warrants 4/16/07 (a)(g)	290	0
NTL, Inc. warrants 10/14/08 (a)	199	2
Ono Finance PLC rights 5/31/09 (a)(g)	210	2
Qwest Communications International, Inc.	32,600	91,280
SBC Communications, Inc.	59,470	1,813,835
		9,071,421
Wireless Telecommunication Services - 0.4%
Nextel Communications, Inc. Class A (a)	348,700	1,119,327
TOTAL TELECOMMUNICATION SERVICES		10,190,748
TOTAL COMMON STOCKS (Cost $140,363,179)		135,656,121
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (g)	152	30

	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
CSC Holdings, Inc. Series M, $11.125	3,961	$ 253,504
Granite Broadcasting Corp. $127.50 pay-in-kind	100	62,000
PRIMEDIA, Inc. Series F, $9.20	4,135	140,590
Sinclair Capital 11.625%	1,365	141,960
		598,054
FINANCIALS - 0.1%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	50	47,700
Real Estate - 0.1%
California Federal Preferred Capital Corp. Series A, $2.2812	8,000	208,000
TOTAL FINANCIALS		255,700
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Fresenius Medical Care Capital Trust II $78.75	255	236,345
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,090,099
TOTAL PREFERRED STOCKS (Cost $1,413,385)		1,090,129
Corporate Bonds - 16.7%
Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
EchoStar Communications Corp. 5.75% 5/15/08	Caa1	$ 110,000	80,850
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. liquid yield option note 0% 8/1/20	Ba2	260,000	110,136
Sanmina-SCI Corp. 0% 9/12/20	Ba2	300,000	108,000
Solectron Corp. liquid yield option note 0% 5/8/20	Ba3	40,000	22,800
			240,936
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. 5.25% 1/15/10	B3	$ 150,000	$ 63,570
TOTAL CONVERTIBLE BONDS			385,356
Nonconvertible Bonds - 16.6%
CONSUMER DISCRETIONARY - 3.4%
Auto Components - 0.2%
Arvin Industries, Inc. 6.75% 3/15/08	Baa3	40,000	39,400
DaimlerChrysler North America Holding Corp. 7.2% 9/1/09	A3	150,000	156,552
Dura Operating Corp. 8.625% 4/15/12 (g)	B1	115,000	115,000
Meritor Automotive, Inc. 6.8% 2/15/09	Baa3	200,000	186,000
			496,952
Hotels, Restaurants & Leisure - 0.8%
Alliance Gaming Corp. 10% 8/1/07	B3	100,000	105,000
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B2	100,000	98,250
Boyd Gaming Corp. 9.25% 10/1/03	Ba3	230,000	234,600
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	B	110,000	115,500
Extended Stay America, Inc. 9.875% 6/15/11	B2	95,000	98,325
Friendly Ice Cream Corp. 10.5% 12/1/07	B3	140,000	137,900
HMH Properties, Inc. 7.875% 8/1/08	Ba3	100,000	96,000
KSL Recreation Group, Inc. 10.25% 5/1/07	B2	90,000	91,800
La Quinta Inns, Inc. 7.25% 3/15/04	Ba3	120,000	119,100
MGM Mirage, Inc. 8.5% 9/15/10	Ba1	150,000	158,625
Park Place Entertainment Corp. 8.125% 5/15/11	Ba2	210,000	207,900
Penn National Gaming, Inc. 11.125% 3/1/08	B3	120,000	127,500
Six Flags, Inc. 9.5% 2/1/09	B2	200,000	204,000
Station Casinos, Inc. 8.375% 2/15/08	B1	100,000	102,250

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10 (g)	Caa1	$ 195,000	$ 196,463
Wheeling Island Gaming, Inc. 10.125% 12/15/09	B3	100,000	103,000
			2,196,213
Household Durables - 0.3%
Beazer Homes USA, Inc. 8.875% 4/1/08	Ba2	150,000	152,250
Champion Enterprises, Inc. 11.25% 4/15/07 (g)	B2	105,000	88,200
D.R. Horton, Inc.:
8% 2/1/09	Ba1	75,000	73,875
10.5% 4/1/05	Ba1	100,000	106,000
Kaufman & Broad Home Corp. 7.75% 10/15/04	Ba2	200,000	200,000
Ryland Group, Inc. 9.125% 6/15/11	Ba3	160,000	169,600
			789,925
Internet & Catalog Retail - 0.0%
J. Crew Operating Corp. 10.375% 10/15/07	Caa1	120,000	104,400
Leisure Equipment & Products - 0.1%
Hasbro, Inc. 5.6% 11/1/05	Ba3	150,000	139,500
The Hockey Co. 11.25% 4/15/09 (g)	B2	70,000	70,000
			209,500
Media - 1.8%
Adelphia Communications Corp. 10.875% 10/1/10 (d)	Caa2	295,000	120,950
American Media Operations, Inc. 10.25% 5/1/09	B2	80,000	84,000
AOL Time Warner, Inc.:
6.875% 5/1/12	Baa1	140,000	129,115
7.7% 5/1/32	Baa1	105,000	93,146
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	Ba1	650,000	638,960
CanWest Media, Inc. 10.625% 5/15/11	B2	275,000	275,000
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (e)	B2	75,000	27,000
8.25% 4/1/07	B2	180,000	122,400
10% 5/15/11	B2	120,000	80,400
10.75% 10/1/09	B2	70,000	48,300
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	220,000	218,900
Continental Cablevision, Inc. 8.3% 5/15/06	Baa2	115,000	117,635
Corus Entertainment, Inc. 8.75% 3/1/12	B1	240,000	243,600
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
LBI Media, Inc. 10.125% 7/15/12 (h)	B3	$ 230,000	$ 230,000
News America Holdings, Inc.:
7.375% 10/17/08	Baa3	500,000	526,483
7.75% 12/1/45	Baa3	200,000	186,673
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	270,000	274,050
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06 (d)	Caa1	240,000	182,400
Pegasus Satellite Communications, Inc. 0% 3/1/07 (e)	Caa1	200,000	50,000
Penton Media, Inc. 11.875% 10/1/07 (g)	B3	130,000	111,800
Radio One, Inc. 8.875% 7/1/11	B3	200,000	200,000
Telewest PLC yankee 11% 10/1/07	Caa3	315,000	127,575
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa1	150,000	149,252
Time Warner, Inc. 8.18% 8/15/07	Baa1	910,000	968,882
Yell Finance BV 0% 8/1/11 (e)	B2	130,000	88,725
			5,295,246
Multiline Retail - 0.0%
JCPenney Co., Inc. 7.375% 8/15/08	Ba3	35,000	34,125
Specialty Retail - 0.1%
AutoNation, Inc. 9% 8/1/08	Ba2	140,000	144,200
Gap, Inc. 6.9% 9/15/07	Ba3	100,000	90,000
United Auto Group, Inc. 9.625% 3/15/12 (g)	B3	150,000	151,500
			385,700
Textiles Apparel & Luxury Goods - 0.1%
The William Carter Co. 10.875% 8/15/11	B3	200,000	218,000
Tommy Hilfiger USA, Inc. 6.5% 6/1/03	Ba1	120,000	119,700
			337,700
TOTAL CONSUMER DISCRETIONARY			9,849,761
CONSUMER STAPLES - 0.9%
Beverages - 0.1%
Canandaigua Brands, Inc. 8.5% 3/1/09	Ba3	140,000	144,550

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Food & Drug Retailing - 0.3%
Fred Meyer, Inc. 7.375% 3/1/05	Baa3	$ 300,000	$ 321,811
Kroger Co. 8.05% 2/1/10	Baa3	225,000	250,120
Pathmark Stores, Inc. 8.75% 2/1/12	B2	40,000	40,800
Rite Aid Corp. 12.5% 9/15/06	B-	215,000	199,950
Roundy's, Inc. 8.875% 6/15/12 (g)	B2	90,000	89,775
			902,456
Food Products - 0.2%
Corn Products International, Inc. 8.25% 7/15/07 (h)	Ba1	155,000	153,438
Dean Foods Co. 8.15% 8/1/07	B1	130,000	133,250
Del Monte Corp. 9.25% 5/15/11	B3	120,000	124,800
Doane Pet Care Co. 9.75% 5/15/07	B-	150,000	130,500
Dole Food Co., Inc. 7.25% 5/1/09 (g)	Ba1	90,000	91,800
			633,788
Household Products - 0.1%
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	210,000	215,250
10% 11/1/08	Ba3	180,000	207,900
			423,150
Tobacco - 0.2%
Philip Morris Companies, Inc. 6.95% 6/1/06	A2	500,000	530,867
RJ Reynolds Tobacco Holdings, Inc. 6.5% 6/1/07	Baa2	125,000	127,983
			658,850
TOTAL CONSUMER STAPLES			2,762,794
ENERGY - 0.7%
Energy Equipment & Services - 0.1%
DI Industries, Inc. 8.875% 7/1/07	B1	45,000	45,900
Pride Petroleum Services, Inc. 9.375% 5/1/07	Ba2	145,000	150,800
Trico Marine Services, Inc. 8.875% 5/15/12 (g)	B2	50,000	49,625
			246,325
Oil & Gas - 0.6%
Alberta Energy Co. Ltd. 7.375% 11/1/31	Baa1	150,000	160,079
Chesapeake Energy Corp. 8.125% 4/1/11	B1	290,000	286,375
Devon Energy Corp. 7.95% 4/15/32	Baa2	200,000	215,137
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Pemex Project Funding Master Trust 7.875% 2/1/09 (g)	Baa1	$ 180,000	$ 179,550
Plains Exploration & Production Co. LP 8.75% 7/1/12 (g)	-	100,000	98,376
Suncor Energy, Inc. 7.15% 2/1/32	A3	135,000	138,876
The Coastal Corp. 7.75% 6/15/10	Baa2	350,000	346,414
Vintage Petroleum, Inc. 8.25% 5/1/12 (g)	Ba3	130,000	128,050
Western Oil Sands, Inc. 8.375% 5/1/12 (g)	Ba2	225,000	226,125
			1,778,982
TOTAL ENERGY			2,025,307
FINANCIALS - 5.7%
Banks - 1.2%
BankAmerica Corp. 5.875% 2/15/09	Aa2	500,000	504,131
BankBoston Corp. 6.625% 2/1/04	A2	60,000	62,524
Barclays Bank PLC yankee 8.55% 9/29/49 (f)(g)	Aa3	145,000	166,891
Capital One Bank 6.5% 7/30/04	Baa2	250,000	252,525
First Union Corp. 7.55% 8/18/05	A1	715,000	782,365
Fleet Financial Group, Inc. 7.125% 4/15/06	A2	140,000	150,705
FleetBoston Financial Corp. 7.25% 9/15/05	A1	275,000	299,054
Korea Development Bank 7.375% 9/17/04	A3	160,000	171,593
MBNA Corp.:
6.25% 1/17/07	Baa2	120,000	122,811
6.34% 6/2/03	Baa2	100,000	98,192
7.5% 3/15/12	Baa2	175,000	186,353
PNC Funding Corp. 5.75% 8/1/06	A2	155,000	159,765
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (j)	A1	145,000	151,582
8.817% 3/31/49	A1	120,000	130,590
Sovereign Bancorp, Inc. 10.5% 11/15/06	Ba2	100,000	111,000
Washington Mutual, Inc. 5.625% 1/15/07	A3	250,000	253,210
			3,603,291

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Diversified Financials - 3.8%
Abbey National Capital Trust I 8.963% 12/29/49 (f)	A1	$ 200,000	$ 230,900
Ahmanson Capital Trust I 8.36% 12/1/26 (g)	Baa1	250,000	264,581
Alliance Capital Management LP 5.625% 8/15/06	A2	150,000	153,720
American Airlines pass thru trust certificate 7.858% 4/1/13	Baa1	200,000	216,472
American Gen. Finance Corp. 5.875% 7/14/06	A1	500,000	516,338
Amvescap PLC 6.6% 5/15/05	A2	100,000	105,954
Armkel Finance, Inc. 9.5% 8/15/09	B2	230,000	238,050
Associates Corp. of North America 6% 7/15/05	Aa1	250,000	266,418
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	120,000	120,000
Burlington Resources Finance Co. 7.4% 12/1/31 (g)	Baa1	125,000	130,705
Capital One Financial Corp. 7.125% 8/1/08	Baa3	160,000	149,780
CIT Group, Inc. 7.75% 4/2/12	A2	125,000	123,053
Continental Airlines, Inc. pass thru trust certificate 7.461% 4/1/13	Baa3	136,441	131,900
Countrywide Home Loans, Inc.:
5.5% 8/1/06	A3	170,000	173,771
6.85% 6/15/04	A3	255,000	269,731
Credit Suisse First Boston (USA), Inc.:
5.875% 8/1/06	Aa3	170,000	176,216
6.5% 1/15/12	Aa3	60,000	60,470
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	A3	45,000	48,278
7.779% 1/2/12	Baa2	250,000	252,650
7.92% 5/18/12	Baa1	50,000	51,796
Devon Financing Corp. ULC 6.875% 9/30/11	Baa2	210,000	218,702
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	Ba3	130,000	129,025
Ford Motor Credit Co.:
6.5% 1/25/07	A3	190,000	190,174
6.875% 2/1/06	A3	150,000	153,460
7.375% 10/28/09	A3	650,000	672,882
General Electric Capital Corp. 6% 6/15/12	Aaa	275,000	270,999
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
General Motors Acceptance Corp.:
6.38% 1/30/04	A2	$ 220,000	$ 227,939
6.75% 1/15/06	A2	80,000	83,057
7.5% 7/15/05	A2	500,000	532,876
7.75% 1/19/10	A2	200,000	211,619
Goldman Sachs Group, Inc. 6.6% 1/15/12	A1	310,000	315,768
Hollinger Participation Trust 12.125% 11/15/10 pay-in-kind (g)	B3	266,094	242,146
Household Finance Corp.:
6.375% 10/15/11	A2	50,000	47,831
6.5% 1/24/06	A2	75,000	76,679
8% 5/9/05	A2	30,000	32,315
HSBC Capital Funding LP 9.547% 12/31/49 (f)(g)	A2	200,000	235,267
ING Capital Funding Trust III 8.439% 12/31/10	A1	150,000	167,249
J.P. Morgan Chase & Co.:
5.35% 3/1/07	Aa3	300,000	303,722
6.75% 2/1/11	A1	185,000	191,755
Merrill Lynch & Co., Inc. 6.15% 1/26/06	Aa3	150,000	157,097
Morgan Stanley 6.6% 4/1/12	Aa3	160,000	163,054
Newcourt Credit Group, Inc. 6.875% 2/16/05	A2	140,000	134,644
NiSource Finance Corp.:
7.625% 11/15/05	Baa3	200,000	201,192
7.875% 11/15/10	Baa3	315,000	325,553
Northwest Airlines pass thru trust certificate 8.304% 9/1/10	Ba2	87,680	82,858
Petronas Capital Ltd. 7% 5/22/12 (g)	Baa1	385,000	391,256
Popular North America, Inc. 6.125% 10/15/06	A3	220,000	225,550
RFS Partnership LP/RFS Financing, Inc. 9.75% 3/1/12	B1	40,000	40,800
Sprint Capital Corp.:
6.875% 11/15/28	Baa3	500,000	312,966
8.75% 3/15/32	Baa3	120,000	90,248
Stone Container Finance Co. yankee 11.5% 8/15/06 (g)	B2	370,000	395,900
TCI Communications Financing III 9.65% 3/31/27	Baa3	180,000	179,891

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
TXU Eastern Funding 6.75% 5/15/09	Baa1	$ 160,000	$ 160,878
U.S. West Capital Funding, Inc. 6.875% 7/15/28	Ba2	150,000	75,000
UBS Preferred Funding Trust 1 8.622% 12/29/49	A1	300,000	343,696
			11,264,831
Insurance - 0.1%
Principal Life Global Funding I:
5.125% 6/28/07 (g)	Aa2	100,000	100,843
6.25% 2/15/12 (g)	Aa2	130,000	133,216
			234,059
Real Estate - 0.6%
BRE Properties, Inc. 5.95% 3/15/07	Baa2	250,000	253,856
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	15,000	15,541
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	100,000	103,995
Duke Realty LP 7.3% 6/30/03	Baa1	500,000	519,194
EOP Operating LP 6.625% 2/15/05	Baa1	200,000	209,243
ERP Operating LP 7.1% 6/23/04	Baa1	200,000	210,504
Meditrust Corp. 7.82% 9/10/26	Ba3	155,000	154,225
ProLogis Trust 6.7% 4/15/04	Baa1	55,000	57,164
Senior Housing Properties Trust 8.625% 1/15/12	Ba2	160,000	164,800
			1,688,522
TOTAL FINANCIALS			16,790,703
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
ALARIS Medical Systems, Inc. 11.625% 12/1/06	B2	160,000	178,400
Health Care Providers & Services - 0.4%
Alderwoods Group, Inc. 11% 1/2/07	-	140,000	140,700
AmerisourceBergen Corp. 8.125% 9/1/08	Ba3	110,000	113,300
Hanger Orthopedic Group, Inc. 10.375% 2/15/09	B2	235,000	244,400
HCA, Inc. 7.125% 6/1/06	Ba1	180,000	185,400
PacifiCare Health Systems, Inc. 10.75% 6/1/09 (g)	B3	145,000	146,450
Service Corp. International (SCI) 6.5% 3/15/08	B1	140,000	124,600
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Triad Hospitals, Inc. 8.75% 5/1/09	B1	$ 120,000	$ 126,000
Unilab Corp. 12.75% 10/1/09	B3	46,000	53,590
			1,134,440
Pharmaceuticals - 0.0%
aaiPharma, Inc. 11% 4/1/10 (g)	Caa1	155,000	144,150
TOTAL HEALTH CARE			1,456,990
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.2%
Raytheon Co. 8.2% 3/1/06	Baa3	500,000	551,381
Building Products - 0.1%
American Standard, Inc. 7.375% 2/1/08	Ba2	130,000	132,600
Commercial Services & Supplies - 0.1%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	40,000	39,900
Iron Mountain, Inc.:
8.625% 4/1/13	B2	100,000	101,750
8.75% 9/30/09	B2	130,000	132,275
			273,925
Construction & Engineering - 0.0%
Blount, Inc. 7% 6/15/05	Caa1	120,000	105,600
Machinery - 0.3%
Case Corp. 7.25% 1/15/16	Ba2	80,000	61,600
Dunlop Standard Aerospace Holdings PLC 11.875% 5/15/09	B3	120,000	126,600
Joy Global, Inc. 8.75% 3/15/12	B2	155,000	158,100
Roller Bearing Co. of America, Inc. 9.625% 6/15/07	B3	110,000	106,150
Terex Corp. 9.25% 7/15/11	B2	150,000	153,750
Tyco International Group SA yankee:
5.8% 8/1/06	Ba2	190,000	149,975
6.75% 2/15/11	Ba2	200,000	155,314
			911,489
Marine - 0.1%
Teekay Shipping Corp. 8.875% 7/15/11	Ba2	200,000	208,000

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Road & Rail - 0.0%
TFM SA de CV 12.5% 6/15/12 (g)	B1	$ 70,000	$ 66,675
TOTAL INDUSTRIALS			2,249,670
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Motorola, Inc. 8% 11/1/11	Baa2	200,000	195,174
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 6.5% 7/1/12	A3	270,000	268,650
Seagate Technology HDD Holdings 8% 5/15/09 (g)	Ba2	70,000	69,650
			338,300
Electronic Equipment & Instruments - 0.1%
ChipPAC International Ltd. 12.75% 8/1/09	B3	230,000	236,900
Flextronics International Ltd. 9.875% 7/1/10	Ba2	100,000	103,500
			340,400
Semiconductor Equipment & Products - 0.1%
Fairchild Semiconductor Corp. 10.375% 10/1/07	B2	175,000	181,125
TOTAL INFORMATION TECHNOLOGY			1,054,999
MATERIALS - 1.0%
Chemicals - 0.3%
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (g)	B3	120,000	122,400
Huntsman International LLC 9.875% 3/1/09 (g)	B3	60,000	60,300
IMC Global, Inc. 10.875% 6/1/08	Ba1	160,000	172,800
Lyondell Chemical Co. 9.875% 5/1/07	Ba3	180,000	171,900
Methanex Corp. yankee 7.4% 8/15/02	Ba1	425,000	425,000
			952,400
Containers & Packaging - 0.3%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09 (g)	B2	200,000	201,000
Owens-Illinois, Inc. 7.35% 5/15/08	B3	190,000	171,000
Riverwood International Corp.:
10.625% 8/1/07	B3	150,000	156,000
10.625% 8/1/07	B3	80,000	84,000
Sealed Air Corp. 8.75% 7/1/08 (g)	Baa3	150,000	155,250
			767,250
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - 0.2%
AK Steel Corp. 7.75% 6/15/12 (g)	B1	$ 110,000	$ 109,450
Better Minerals & Aggregates Co. 13% 9/15/09	Caa2	110,000	101,200
P&L Coal Holdings Corp. 9.625% 5/15/08	B1	109,000	114,995
Phelps Dodge Corp. 8.75% 6/1/11	Baa3	265,000	271,625
			597,270
Paper & Forest Products - 0.2%
Georgia-Pacific Group:
7.5% 5/15/06	Ba1	115,000	112,125
8.125% 5/15/11	Ba1	205,000	196,800
Weyerhaeuser Co. 6.75% 3/15/12 (g)	Baa2	200,000	207,103
			516,028
TOTAL MATERIALS			2,832,948
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.1%
AT&T Corp.:
6.5% 3/15/29	Baa2	575,000	396,750
8% 11/15/31 (g)	Baa2	100,000	78,000
British Telecommunications PLC 8.875% 12/15/30	Baa1	250,000	272,292
Citizens Communications Co. 8.5% 5/15/06	Baa2	165,000	159,680
Deutsche Telekom International Finance BV 8.25% 6/15/05 (f)	Baa1	250,000	255,788
FairPoint Communications, Inc. 12.5% 5/1/10	B3	30,000	29,175
NTL Communications Corp. 11.5% 10/1/08 (d)	Ca	350,000	105,000
NTL, Inc. 0% 4/1/08 (d)(e)	Ca	260,000	70,200
Ono Finance PLC 13% 5/1/09	Caa2	265,000	87,450
Qwest Corp. 8.875% 3/15/12 (g)	Baa3	400,000	356,000
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	220,000	220,644
Telefonos de Mexico SA de CV 8.25% 1/26/06	A3	450,000	459,000
Teleglobe Canada, Inc. yankee 7.7% 7/20/29 (d)	C	136,000	2,720
TELUS Corp. 7.5% 6/1/07	Baa2	610,000	547,293
Triton PCS, Inc. 9.375% 2/1/11	B2	200,000	136,000

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Verizon New York, Inc. 7.375% 4/1/32	A1	$ 95,000	$ 89,609
WorldCom, Inc.:
7.5% 5/15/11 (d)	Ca	410,000	67,650
7.875% 5/15/03 (d)	Ca	75,000	12,375
8.25% 5/15/31 (d)	Ca	340,000	56,100
			3,401,726
Wireless Telecommunication Services - 0.4%
AirGate PCS, Inc. 0% 10/1/09 (e)	Caa1	200,000	40,000
American Tower Corp. 9.375% 2/1/09	Caa1	115,000	64,400
AT&T Wireless Services, Inc.:
7.875% 3/1/11	Baa2	250,000	201,935
8.75% 3/1/31	Baa2	250,000	193,073
Crown Castle International Corp. 10.75% 8/1/11	B3	80,000	51,600
Echostar Broadband Corp. 10.375% 10/1/07	B1	420,000	403,200
Millicom International Cellular SA 13.5% 6/1/06	Caa1	211,000	73,850
Nextel Communications, Inc. 0% 10/31/07 (e)	B3	210,000	109,200
			1,137,258
TOTAL TELECOMMUNICATION SERVICES			4,538,984
UTILITIES - 1.7%
Electric Utilities - 1.2%
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (g)	Baa2	150,000	158,413
Avon Energy Partners Holdings 6.46% 3/4/08 (g)	Baa3	300,000	292,993
CMS Energy Corp.:
8.375% 7/1/03	B3	220,000	180,400
8.5% 4/15/11	B3	30,000	21,000
Detroit Edison Co. 6.125% 10/1/10	A3	165,000	164,454
Dominion Resources, Inc. 6.25% 6/30/12	Baa1	185,000	184,020
FirstEnergy Corp. 6.45% 11/15/11	Baa2	195,000	189,325
Hydro-Quebec 6.3% 5/11/11	A1	700,000	742,056
Illinois Power Co. 7.5% 6/15/09	Baa2	150,000	141,975
Israel Electric Corp. Ltd. 7.75% 12/15/27 (g)	A3	315,000	263,192
Niagara Mohawk Power Corp. 8.875% 5/15/07	Baa3	75,000	86,292
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	160,000	156,800
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Pacific Gas & Electric Co.: - continued
6.25% 3/1/04	B3	$ 60,000	$ 57,600
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	500,000	454,152
Southern California Edison Co. 8.95% 11/3/03	Ba3	200,000	205,000
TECO Energy, Inc. 7% 5/1/12	A3	210,000	220,232
Texas Utilities Co. 6.375% 1/1/08	Baa3	40,000	40,335
			3,558,239
Gas Utilities - 0.2%
Consolidated Natural Gas Co. 6.85% 4/15/11	A3	70,000	72,845
El Paso Energy Corp. 7.75% 1/15/32	Baa2	110,000	102,007
Kinder Morgan Energy Partners LP 7.125% 3/15/12	Baa1	100,000	105,758
Sempra Energy 7.95% 3/1/10	A2	95,000	101,277
Texas Eastern Transmission Corp. 7.3% 12/1/10	A2	185,000	198,043
			579,930
Multi-Utilities & Unregulated Power - 0.3%
AES Corp.:
8% 12/31/08	Ba3	315,000	189,000
9.5% 6/1/09	Ba3	120,000	78,000
Calpine Corp. 8.5% 2/15/11	B1	170,000	111,350
Western Resources, Inc.:
7.875% 5/1/07 (g)	Ba1	110,000	109,175
9.75% 5/1/07 (g)	Ba2	100,000	96,000
Williams Companies, Inc.:
7.125% 9/1/11	Baa3	225,000	182,205
7.5% 1/15/31	Baa2	35,000	25,135
			790,865
TOTAL UTILITIES			4,929,034
TOTAL NONCONVERTIBLE BONDS			48,491,190
TOTAL CORPORATE BONDS (Cost $50,707,172)			48,876,546
U.S. Government and Government Agency Obligations - 7.2%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 1.5%
Fannie Mae:
5.5% 5/2/06	Aa2	$ 350,000	$ 367,652
6.25% 2/1/11	Aa2	165,000	173,441
7.125% 6/15/10	Aaa	320,000	360,095
7.25% 5/15/30	Aaa	1,383,000	1,574,850
Freddie Mac:
5.5% 7/15/06	Aaa	530,000	555,911
5.75% 3/15/09	Aaa	700,000	734,194
6.25% 7/15/32	Aaa	166,000	166,896
6.75% 3/15/31	Aaa	244,000	262,208
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			4,195,247
U.S. Treasury Obligations - 5.7%
U.S. Treasury Bills, yield at date of purchase 1.67% to 1.77% 7/5/02 to 8/8/02 (i)	-	1,400,000	1,398,812
U.S. Treasury Bonds:
6.25% 5/15/30	Aaa	945,000	1,023,664
6.625% 2/15/27	Aaa	50,000	56,141
11.25% 2/15/15	Aaa	845,000	1,312,787
U.S. Treasury Notes:
3.375% 4/30/04	Aaa	500,000	505,275
3.5% 11/15/06	Aaa	340,000	333,944
4.75% 11/15/08	Aaa	80,000	81,464
5.75% 11/15/05	Aaa	5,150,000	5,496,018
7% 7/15/06	Aaa	5,800,000	6,478,548
TOTAL U.S. TREASURY OBLIGATIONS			16,686,653
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $20,416,508)			20,881,900
U.S. Government Agency - Mortgage Securities - 11.5%

Fannie Mae - 7.7%
5.5% 2/1/11 to 3/1/32	Aaa	1,743,450	1,706,063
6% 4/1/09 to 6/1/32	Aaa	7,211,841	7,239,921
6.5% 9/1/16 to 5/1/31	Aaa	7,632,305	7,826,854
6.5% 7/1/32 (h)	Aaa	2,552,786	2,601,448
7% 12/1/24 to 2/1/28	Aaa	744,470	775,679
7.5% 5/1/15 to 8/1/28	Aaa	1,807,319	1,904,275
8% 1/1/26	Aaa	406,024	435,222
TOTAL FANNIE MAE			22,489,462
Freddie Mac - 0.1%
7.5% 1/1/27	Aaa	171,948	181,501
U.S. Government Agency - Mortgage Securities - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Government National Mortgage Association - 3.7%
6% 7/1/32 (h)	Aaa	$ 2,000,000	$ 1,996,250
6.5% 10/15/27 to 10/15/31	Aaa	3,650,960	3,744,250
7% 1/15/28 to 3/15/32	Aaa	3,617,209	3,764,203
7% 7/1/32 (h)	Aaa	728,000	755,755
7.5% 6/15/27 to 3/15/28	Aaa	620,814	657,628
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			10,918,086
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $32,823,992)			33,589,049
Asset-Backed Securities - 1.3%

American Express Credit Account Master Trust:
2.19% 12/15/08 (j)	A1	200,000	199,794
6.1% 12/15/06	A1	200,000	210,088
Capital One Master Trust:
2.21% 4/16/07 (j)	A2	200,000	200,079
5.45% 3/16/09	Aaa	400,000	415,356
Chase Manhattan Auto Owner Trust:
5.06% 2/15/08	A2	65,000	66,859
5.07% 2/15/08	Aaa	430,000	438,063
Discover Card Master Trust I 5.75% 12/15/08	Aaa	600,000	630,037
Ford Credit Auto Owner Trust:
5.54% 12/15/05	A1	100,000	103,625
5.71% 9/15/05	A1	90,000	93,980
Honda Auto Receivables Owner Trust:
4.67% 3/18/05	Aaa	270,000	276,197
5.09% 10/18/06	Aaa	145,000	149,736
MBNA Credit Card Master Note Trust 5.75% 10/15/08	Aaa	200,000	210,570
Sears Credit Account Master Trust II:
2.13% 6/16/08 (j)	A1	200,000	199,344
6.75% 9/16/09	Aaa	365,000	394,529
7.5% 11/15/07	A2	200,000	211,360
TOTAL ASSET-BACKED SECURITIES (Cost $3,660,067)			3,799,617
Commercial Mortgage Securities - 1.1%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	AAA	$ 500,000	$ 560,202
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	160,000	167,904
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 5/10/10	Aaa	500,000	561,630
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. sequential pay Series 2000-C3 Class A2, 6.957% 9/15/35	Aaa	500,000	544,844
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (j)	Baa3	500,000	492,500
J.P. Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class A2, 7.77% 10/15/32	Aaa	225,000	252,518
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (g)	Aaa	500,000	530,781
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,903,312)			3,110,379
Foreign Government and Government Agency Obligations - 0.3%

Chilean Republic 7.125% 1/11/12	Baa1	160,000	161,500
Malaysian Government 7.5% 7/15/11	Baa2	110,000	116,875
Ontario Province 6% 2/21/06	Aa3	200,000	212,018
Polish Government 6.25% 7/3/12	Baa1	225,000	225,245
Quebec Province yankee 7.125% 2/9/24	A1	30,000	32,561
United Mexican States 9.875% 2/1/10	Baa2	200,000	223,500
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $943,129)			971,699
Floating Rate Loans - 0.4%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Wyndham International, Inc. term loan 6.625% 6/30/06 (j)	-	$ 220,000	$ 193,600
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Suiza Foods Corp. Tranche B term loan 4.11% 7/15/08 (j)	Ba2	249,375	249,998
FINANCIALS - 0.1%
Diversified Financials - 0.1%
American Tower LP Tranche B term loan 4.97% 12/31/07 (j)	B2	150,000	130,500
Nextel Finance Co. Tranche D term loan 4.9375% 3/31/09 (j)	-	450,000	342,000
			472,500
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
Tranche B term loan 4.6723% 7/21/06 (j)	Ba3	147,443	147,075
Tranche C term loan 4.9311% 7/21/07 (j)	Ba3	176,932	176,489
			323,564
TOTAL FLOATING RATE LOANS (Cost $1,306,790)			1,239,662
Money Market Funds - 16.6%
	Shares
Fidelity Cash Central Fund, 1.89% (c)	48,332,714	48,332,714
Fidelity Securities Lending Cash Central Fund, 1.93% (c)	207,500	207,500
TOTAL MONEY MARKET FUNDS (Cost $48,540,214)		48,540,214
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $303,077,748)	297,755,316
NET OTHER ASSETS - (2.0)%	(5,696,149)
NET ASSETS - 100%	$ 292,059,167
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
80 S&P 500 Index Contracts	Sept. 2002	$ 19,802,000	$ (135,112)
The face value of futures purchased as a percentage of net assets - 6.8%
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,824,083 or 2.3% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,398,812.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

Aaa, Aa, A	24.5%
Baa	5.5%
Ba	2.9%
B	3.4%
Caa, Ca, C	0.7%
D	0.0%
Not Rated	0.3%
Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality.

Purchases and sales of securities, other than short-term securities, aggregated $212,667,164 and $212,732,707, respectively, of which long-term U.S. government and government agency obligations aggregated $66,103,383 and $64,745,009, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,666 for the period.
The fund participated in the security lending program during the period. At period end the fund received as collateral U.S. Treasury obligations valued at $27,495.
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $1,239,662 or 0.4% of net assets.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $303,343,620. Net unrealized depreciation aggregated $5,588,304, of which $14,080,588 related to appreciated investment securities and $19,668,892 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $12,626,000 of which $1,350,000 and $11,276,000 will expire on December 31, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Fidelity Variable Insurance Products: Balanced Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $234,995) (cost $303,077,748) - See accompanying schedule		$ 297,755,316
Cash		231,651
Receivable for investments sold		783,150
Receivable for fund shares sold		62,245
Dividends receivable		174,313
Interest receivable		1,677,902
Total assets		300,684,577
Liabilities
Payable for investments purchased Regular delivery	$ 2,012,194
Delayed delivery	5,737,951
Payable for fund shares redeemed	460,650
Accrued management fee	107,826
Distribution fees payable	6,286
Payable for daily variation on futures contracts	38,000
Other payables and accrued expenses	55,003
Collateral on securities loaned, at value	207,500
Total liabilities		8,625,410
Net Assets		$ 292,059,167
Net Assets consist of:
Paid in capital		$ 307,747,748
Undistributed net investment income		4,250,980
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(14,481,994)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(5,457,567)
Net Assets		$ 292,059,167
Initial Class: Net Asset Value, offering price and redemption price per share ($249,061,429 ÷ 20,315,849 shares)		$ 12.26
Service Class: Net Asset Value, offering price and redemption price per share ($22,728,825 ÷ 1,860,840 shares)		$ 12.21
Service Class 2: Net Asset Value, offering price and redemption price per share ($20,268,913 ÷ 1,666,189 shares)		$ 12.16

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 1,037,034
Interest		3,995,906
Security lending		1,639
Total income		5,034,579
Expenses
Management fee	$ 666,631
Transfer agent fees	108,041
Distribution fees	36,400
Accounting and security lending fees	60,017
Non-interested trustees' compensation	520
Custodian fees and expenses	13,282
Audit	14,403
Legal	2,223
Miscellaneous	10,647
Total expenses before reductions	912,164
Expense reductions	(37,361)	874,803
Net investment income (loss)		4,159,776
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,540,557
Foreign currency transactions	508
Futures contracts	(2,317,628)
Total net realized gain (loss)		223,437
Change in net unrealized appreciation (depreciation) on: Investment securities	(29,520,646)
Assets and liabilities in foreign currencies	501
Futures contracts	(451,591)
Total change in net unrealized appreciation (depreciation)		(29,971,736)
Net gain (loss)		(29,748,299)
Net increase (decrease) in net assets resulting from operations		$ (25,588,523)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Operations
Net investment income (loss)	$ 4,159,776	$ 8,952,487
Net realized gain (loss)	223,437	(11,271,877)
Change in net unrealized appreciation (depreciation)	(29,971,736)	(2,022,596)
Net increase (decrease) in net assets resulting from operations	(25,588,523)	(4,341,986)
Distributions to shareholders from net investment income	(8,837,001)	(10,202,857)
Share transactions - net increase (decrease)	19,624,427	38,243,415
Total increase (decrease) in net assets	(14,801,097)	23,698,572
Net Assets
Beginning of period	306,860,264	283,161,692
End of period (including undistributed net investment income of $4,250,980 and undistributed net investment income of $8,952,853, respectively)	$ 292,059,167	$ 306,860,264
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	2,015,450	188,308	470,397
Reinvested	586,697	54,643	37,261
Redeemed	(1,577,150)	(244,988)	(75,647)
Net increase (decrease)	1,024,997	(2,037)	432,011
Dollars Sold	$ 26,634,423	$ 2,467,992	$ 6,140,282
Reinvested	7,644,656	709,812	482,533
Redeemed	(20,334,836)	(3,159,915)	(960,520)
Net increase (decrease)	$ 13,944,243	$ 17,889	$ 5,662,295
Share Transactions	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
Shares Sold	4,491,272	478,642	997,411
Reinvested	636,973	66,778	14,524
Redeemed	(3,194,837)	(597,940)	(111,657)
Net increase (decrease)	1,933,408	(52,520)	900,278

Dollars Sold	$ 61,013,674	$ 6,436,065	$ 13,467,721
Reinvested	9,051,388	946,241	205,228
Redeemed	(43,357,523)	(8,040,756)	(1,478,623)
Net increase (decrease)	$ 26,707,539	$ (658,450)	$ 12,194,326
Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 7,644,656	$ 709,812	$ 482,533
	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 9,051,388	$ 946,241	$ 205,228

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Year ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 13.72	$ 14.45	$ 16.00	$ 16.11	$ 14.58	$ 12.23
Income from Investment Operations
Net investment income (loss) E	.18	.42	.48	.45	.44	.44
Net realized and unrealized gain (loss)	(1.25)	(.63)	(1.15)	.24	2.00	2.22
Total from investment operations	(1.07)	(.21)	(.67)	.69	2.44	2.66
Distributions from net investment income	(.39)	(.52)	(.48)	(.37)	(.36)	(.31)
Distributions from net realized gain	-	-	(.35)	(.43)	(.55)	-
Distributions in excess of net realized gain	-	-	(.05)	-	-	-
Total distributions	(.39)	(.52)	(.88)	(.80)	(.91)	(.31)
Net asset value, end of period	$ 12.26	$ 13.72	$ 14.45	$ 16.00	$ 16.11	$ 14.58
Total Return B, C, D	(7.97)%	(1.58)%	(4.30)%	4.55%	17.64%	22.18%
Ratios to Average Net Assets F
Expenses before expense reductions	.56% A	.57%	.58%	.57%	.59%	.61%
Expenses net of voluntary waivers, if any	.56% A	.57%	.58%	.57%	.59%	.61%
Expenses net of all reductions	.54% A	.55%	.56%	.55%	.58%	.60%
Net investment income (loss)	2.70% A	3.11%	3.18%	2.87%	2.94%	3.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 249,126	$ 264,608	$ 250,802	$ 325,371	$ 307,681	$ 214,538
Portfolio turnover rate	161% A	126%	126%	108%	94%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Year ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.66	$ 14.39	$ 15.94	$ 16.07	$ 14.59	$ 14.16
Income from Investment Operations
Net investment income (loss) E	.17	.41	.46	.43	.41	.08
Net realized and unrealized gain (loss)	(1.24)	(.64)	(1.14)	.24	1.98	.35
Total from investment operations	(1.07)	(.23)	(.68)	.67	2.39	.43
Distributions from net investment income	(.38)	(.50)	(.47)	(.37)	(.36)	-
Distributions from net realized gain	-	-	(.35)	(.43)	(.55)	-
Distributions in excess of net realized gain	-	-	(.05)	-	-	-
Total distributions	(.38)	(.50)	(.87)	(.80)	(.91)	-
Net asset value, end of period	$ 12.21	$ 13.66	$ 14.39	$ 15.94	$ 16.07	$ 14.59
Total Return B, C, D	(8.00)%	(1.72)%	(4.38)%	4.43%	17.27%	3.04%
Ratios to Average Net Assets G
Expenses before expense reductions	.66% A	.67%	.68%	.67%	.70%	.71%
Expenses net of voluntary waivers, if any	.66% A	.67%	.68%	.67%	.70%	.71%
Expenses net of all reductions	.64% A	.65%	.66%	.66%	.69%	.71%
Net investment income (loss)	2.60% A	3.01%	3.08%	2.77%	2.79%	3.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,735	$ 25,455	$ 27,563	$ 27,054	$ 9,562	$ 10
Portfolio turnover rate	161% A	126%	126%	108%	94%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Year ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 14.37	$ 15.59
Income from Investment Operations
Net investment income (loss) E	.16	.38	.40
Net realized and unrealized gain (loss)	(1.24)	(.63)	(.75)
Total from investment operations	(1.08)	(.25)	(.35)
Distributions from net investment income	(.37)	(.51)	(.47)
Distributions from net realized gain	-	-	(.35)
Distributions in excess of net realized gain	-	-	(.05)
Total distributions	(.37)	(.51)	(.87)
Net asset value, end of period	$ 12.16	$ 13.61	$ 14.37
Total Return B, C, D	(8.10)%	(1.87)%	(2.37)%
Ratios to Average Net Assets G
Expenses before expense reductions	.82% A	.83%	.85%
Expenses net of voluntary waivers, if any	.82% A	.83%	.85%
Expenses net of all reductions	.80% A	.81%	.83%
Net investment income (loss)	2.44% A	2.85%	2.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,274	$ 16,798	$ 4,797
Portfolio turnover rate	161% A	126%	126%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Balanced Portfolio

Fidelity Variable Insurance Products: Growth & Income Portfolio - Service Class 2

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2 shares' 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity® VIP: Growth & Income - Service Class 2	-17.04%	3.52%	5.83%
S&P 500®	-17.99%	3.66%	6.56%
Variable Annuity Growth & Income Funds Average	-14.17%	3.49%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity growth & income funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 255 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, December 31, 1996.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Growth & Income Portfolio - Service Class 2 on December 31, 1996, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $13,659 - a 36.59% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,186 - a 41.86% increase.

The Lipper variable annuity large-cap core funds average reflects the performance of variable annuities with similar portfolio characteristics and capitalization. The variable annuity large-cap supergroup average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year and five year average annual total returns for the variable annuity large-cap core were -19.09% and 1.96%, respectively. The one year and five year average annual total returns for the variable annuity large-cap supergroup average were -20.84% and 2.01%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Louis Salemy, Portfolio Manager of Growth & Income Portfolio

Q. How did the fund perform, Louis?

A. For the six months that ended June 30, 2002, the fund lagged both the Standard & Poor's 500 Index and the variable annuity growth & income funds average tracked by Lipper Inc., which returned -13.16% and -10.01%, respectively. For the one-year period that ended June 30, 2002, the fund beat the S&P 500® index, which declined 17.99%, but trailed the Lipper average, which fell 14.17%.

Q. What accounted for the fund's performance versus its index during the past six months?

A. While being conservative helped in an uncertain market environment, poor stock picking slightly hampered our relative performance. The fund lost ground by investing in two companies, Tyco International and Adelphia Communications - both of which the fund no longer holds - that were racked by accounting scandals and credit-quality downgrades. Concerns about corporate governance also overwhelmed our holdings in advertising conglomerate Omnicom. On a sector level, the fund's fairly aggressive positioning in financial stocks hurt results. Here, we emphasized cyclically sensitive brokerage firms - including Merrill Lynch and Morgan Stanley - and other transaction-oriented companies, which all stood to benefit from a potential economic rebound and a pickup in merger and acquisition activity. Given how well these companies managed expenses during the slowdown, I believed a snap back in equity valuations and transaction volumes would result in even higher revenues and earnings. Unfortunately, we were early, and persistently weak capital markets activity plagued these stocks.

Q. How did some of your other key strategies influence performance?

A. The fund remained underweighted in banks based on my concerns about credit quality and lower net interest margins due to potential yield-curve flattening. This strategy failed, however, as banks continued to benefit from last year's sharply declining interest rates. In the biotechnology industry, our holdings in Amgen offset some of what we gained from otherwise underweighting a group that stumbled on numerous disappointments with high-profile drugs. Finally, stock selection in telecommunication services also detracted, particularly our holdings in beleaguered wireless providers such as Nextel. On the upside, shying away from technology stocks provided a relative boost versus the index. The fund was helped by my decision to reduce its tech weighting based on my cautious growth outlook for a sector vulnerable to further declines. I felt that the earnings expectations and valuations of tech hardware firms were still too high given further deterioration in capital spending and the absence of any major breakthrough technologies to drive another growth wave. Not owning companies such as Intel and IBM, which were hurt as the market rotated away from large-cap growth stocks, further benefited the fund. However, the stocks I felt could benefit from a PC upgrade cycle, such as Microsoft, generally dampened performance.

Q. What other moves worked out favorably for the fund?

A. The fund's stake in defensive, stable-growth stocks paid off. While it was tough to find many quality companies that were attractively priced and had good earnings growth, I was successful in consumer staples with Gillette and Walgreen, and such specialty retailers as Hollywood Entertainment. The fund benefited from my decision to further emphasize these names, as well as steady growing defensive financials such as Freddie Mac and Fannie Mae, which served as a hedge against my more "offensive" positioning in the brokerage houses. Overweighting defense contractors such as Lockheed Martin also aided performance, as these stocks rode a sustained up-cycle in U.S. defense spending. Finally, trimming some cyclical positions to take profits during the spring increased the fund's cash weighting, which, given the weak equity market, helped performance. Despite the fact that we remained within striking distance of the index during the period, it was a struggle keeping pace with the fund's average Lipper peer, which tended to be more conservatively positioned than we were and more heavily exposed to strong-performing traditional cyclical stocks.

Q. What's your outlook for the coming months, Louis?

A. I remain cautious, as I feel the earnings recovery that many investors are expecting in the second half of 2002 is unlikely to occur. That said, I'll continue to toe the line between offense and defense, looking for companies on both sides with strong earnings growth and attractive relative valuations.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks a high total return through a combination of current income and capital appreciation

Start date: December 31, 1996

Size: as of June 30, 2002, more than $1.0 billion

Manager: Louis Salemy, since 1998; joined Fidelity in 1992

3

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Morgan Stanley	5.3
Microsoft Corp.	4.8
Gillette Co.	4.5
BellSouth Corp.	4.1
Freddie Mac	3.6
22.3
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Financials	18.9
Consumer Discretionary	18.7
Consumer Staples	14.3
Telecommunication Services	7.8
Industrials	6.9
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stocks and Equity Futures	81.8%
Bonds	3.1%
Short-Term Investments and Net Other Assets	15.1%

* Foreign investments	0.4%

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 78.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 17.4%
Media - 7.7%
Comcast Corp. Class A (special) (a)	306,500	$ 7,306,960
E.W. Scripps Co. Class A	96,600	7,438,200
EchoStar Communications Corp. Class A (a)	1,543,200	28,641,792
Omnicom Group, Inc.	573,900	26,284,620
Pegasus Communications Corp. Class A (a)	1,415,100	1,033,023
Walt Disney Co.	695,300	13,141,170
		83,845,765
Multiline Retail - 5.4%
Kohls Corp. (a)	324,600	22,747,968
Wal-Mart Stores, Inc.	652,600	35,899,526
		58,647,494
Specialty Retail - 3.7%
Hollywood Entertainment Corp. (a)	505,800	10,459,944
Home Depot, Inc.	817,500	30,026,775
		40,486,719
Textiles Apparel & Luxury Goods - 0.6%
Liz Claiborne, Inc.	229,800	7,307,640
TOTAL CONSUMER DISCRETIONARY		190,287,618
CONSUMER STAPLES - 14.3%
Beverages - 1.7%
The Coca-Cola Co.	333,600	18,681,600
Food & Drug Retailing - 1.5%
Walgreen Co.	416,000	16,070,080
Food Products - 1.2%
McCormick & Co., Inc. (non-vtg.)	337,800	8,698,350
Unilever NV (NY Shares)	70,000	4,536,000
		13,234,350
Household Products - 2.3%
Colgate-Palmolive Co.	223,300	11,176,165
Kimberly-Clark Corp.	216,700	13,435,400
		24,611,565
Personal Products - 4.5%
Gillette Co.	1,451,600	49,165,692
Tobacco - 3.1%
Philip Morris Companies, Inc.	771,360	33,693,005
TOTAL CONSUMER STAPLES		155,456,292
ENERGY - 3.4%
Oil & Gas - 3.4%
Exxon Mobil Corp.	911,956	37,317,240

	Shares	Value (Note 1)
FINANCIALS - 18.9%
Banks - 2.0%
Bank One Corp.	164,800	$ 6,341,504
Wells Fargo & Co.	298,200	14,927,892
		21,269,396
Diversified Financials - 14.9%
Fannie Mae	482,700	35,599,125
Freddie Mac	634,632	38,839,478
Goldman Sachs Group, Inc.	64,800	4,753,080
Merrill Lynch & Co., Inc.	631,900	25,591,950
Morgan Stanley	1,332,800	57,417,024
		162,200,657
Insurance - 2.0%
American International Group, Inc.	324,805	22,161,445
TOTAL FINANCIALS		205,631,498
HEALTH CARE - 5.2%
Biotechnology - 1.5%
Amgen, Inc. (a)	394,900	16,538,412
Pharmaceuticals - 3.7%
Allergan, Inc.	117,000	7,809,750
Bristol-Myers Squibb Co.	102,500	2,634,250
Pfizer, Inc.	836,200	29,267,000
		39,711,000
TOTAL HEALTH CARE		56,249,412
INDUSTRIALS - 6.9%
Aerospace & Defense - 1.9%
Lockheed Martin Corp.	105,400	7,325,300
Northrop Grumman Corp.	75,000	9,375,000
United Technologies Corp.	55,200	3,748,080
		20,448,380
Airlines - 0.7%
Mesaba Holdings, Inc. (a)	421,100	2,471,857
Southwest Airlines Co.	297,400	4,805,984
		7,277,841
Building Products - 0.5%
American Standard Companies, Inc. (a)	74,100	5,564,910
Commercial Services & Supplies - 0.7%
Avery Dennison Corp.	63,700	3,997,175
First Data Corp.	104,000	3,868,800
		7,865,975
Industrial Conglomerates - 3.1%
General Electric Co.	1,184,000	34,395,200
TOTAL INDUSTRIALS		75,552,306
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	844,800	11,784,960
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - 4.8%
Microsoft Corp. (a)	969,600	$ 53,037,120
TOTAL INFORMATION TECHNOLOGY		64,822,080
MATERIALS - 0.7%
Chemicals - 0.7%
E.I. du Pont de Nemours & Co.	162,300	7,206,120
Containers & Packaging - 0.0%
Ball Corp.	6	249
TOTAL MATERIALS		7,206,369
TELECOMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 5.2%
BellSouth Corp.	1,425,300	44,896,950
Qwest Communications International, Inc.	209,800	587,440
SBC Communications, Inc.	387,930	11,831,865
		57,316,255
Wireless Telecommunication Services - 0.7%
Nextel Communications, Inc. Class A (a)	2,259,700	7,253,637
TOTAL TELECOMMUNICATION SERVICES		64,569,892
TOTAL COMMON STOCKS (Cost $964,201,117)		857,092,707
Nonconvertible Preferred Stocks - 0.1%

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc. Series E, $111.25 pay-in-kind (Cost $1,610,680)	3,263	750,490
Corporate Bonds - 3.1%
Ratings (unaudited) (e)		Principal Amount
Convertible Bonds - 1.3%
CONSUMER DISCRETIONARY - 1.3%
Media - 1.3%
EchoStar Communications Corp.:
5.75% 5/15/08 (d)	Caa1	$ 18,830,000	13,840,050
5.75% 5/15/08	Caa1	300,000	220,500
			14,060,550

Ratings (unaudited) (e)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - 1.8%
TELECOMMUNICATION SERVICES - 1.8%
Wireless Telecommunication Services - 1.8%
Nextel Communications, Inc.:
0% 10/31/07 (c)	B3	$ 6,200,000	$ 3,224,000
9.375% 11/15/09	B3	13,890,000	6,945,000
9.5% 2/1/11	B3	19,790,000	9,598,150
			19,767,150
TOTAL CORPORATE BONDS (Cost $48,561,201)			33,827,700
U.S. Treasury Obligations - 0.2%

U.S. Treasury Bills, yield at date of purchase 1.77% 7/5/02 (f) (Cost $2,499,387)	-	2,500,000	2,499,533
Money Market Funds - 18.1%
	Shares
Fidelity Cash Central Fund, 1.89% (b) (Cost $197,789,224)	197,789,224	197,789,224
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,214,661,609)		1,091,959,654
NET OTHER ASSETS - (0.1)%		(1,476,154)
NET ASSETS - 100%		$ 1,090,483,500
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
138 S&P 500 Index Contracts	Sept. 2002	$ 34,158,450	$ (233,068)
The face value of futures purchased as a percentage of net assets - 3.1%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,840,050 or 1.3% of net assets.

(e) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of the securities pledged amounted to $2,499,533.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $227,929,606 and $250,196,483, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14,840 for the period.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $1,227,508,145. Net unrealized depreciation aggregated $135,548,491, of which $85,962,283 related to appreciated investment securities and $221,510,774 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $49,149,000 all of which will expire on December 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $1,214,661,609) - See accompanying schedule		$ 1,091,959,654
Receivable for investments sold		2,599,266
Receivable for fund shares sold		459,668
Dividends receivable		993,571
Interest receivable		1,429,451
Other receivables		17
Total assets		1,097,441,627
Liabilities
Payable for investments purchased	$ 5,051,249
Payable for fund shares redeemed	1,279,383
Accrued management fee	453,831
Distribution fees payable	44,624
Payable for daily variation on futures contracts	65,550
Other payables and accrued expenses	63,490
Total liabilities		6,958,127
Net Assets		$ 1,090,483,500
Net Assets consist of:
Paid in capital		$ 1,315,799,057
Undistributed net investment income		6,992,345
Accumulated undistributed net realized gain (loss) on investments		(109,374,880)
Net unrealized appreciation (depreciation) on investments		(122,933,022)
Net Assets		$ 1,090,483,500
Initial Class: Net Asset Value, offering price and redemption price per share ($725,394,823 ÷ 64,675,374 shares)		$ 11.22
Service Class: Net Asset Value, offering price and redemption price per share ($257,679,145 ÷ 23,097,997 shares)		$ 11.16
Service Class 2: Net Asset Value, offering price and redemption price per share ($107,409,532 ÷ 9,682,254 shares)		$ 11.09

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 6,144,618
Interest		4,635,632
Security lending		4,636
Total income		10,784,886
Expenses
Management fee	$ 2,919,826
Transfer agent fees	413,475
Distribution fees	259,334
Accounting and security lending fees	148,834
Non-interested trustees' compensation	2,057
Custodian fees and expenses	9,200
Audit	15,568
Legal	9,363
Miscellaneous	12,689
Total expenses before reductions	3,790,346
Expense reductions	(70,428)	3,719,918
Net investment income (loss)		7,064,968
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(49,991,442)
Futures contracts	(4,319,262)
Total net realized gain (loss)		(54,310,704)
Change in net unrealized appreciation (depreciation) on: Investment securities	(129,031,262)
Futures contracts	(1,298,290)
Total change in net unrealized appreciation (depreciation)		(130,329,552)
Net gain (loss)		(184,640,256)
Net increase (decrease) in net assets resulting from operations		$ (177,575,288)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,064,968	$ 15,617,953
Net realized gain (loss)	(54,310,704)	(55,343,155)
Change in net unrealized appreciation (depreciation)	(130,329,552)	(73,235,701)
Net increase (decrease) in net assets resulting from operations	(177,575,288)	(112,960,903)
Distributions to shareholders from net investment income	(15,060,404)	(15,500,793)
Distributions to shareholders from net realized gain	-	(50,237,278)
Total distributions	(15,060,404)	(65,738,071)
Share transactions - net increase (decrease)	32,329,439	192,076,906
Total increase (decrease) in net assets	(160,306,253)	13,377,932
Net Assets
Beginning of period	1,250,789,753	1,237,411,821
End of period (including undistributed net investment income of $6,992,345 and undistributed net investment income of $15,180,119, respectively)	$ 1,090,483,500	$ 1,250,789,753
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	2,896,236	2,129,395	4,225,262
Reinvested	858,112	262,919	83,941
Redeemed	(6,802,617)	(730,542)	(461,808)
Net increase (decrease)	(3,048,269)	1,661,772	3,847,395
Dollars
Sold	$ 36,782,827	$ 26,740,791	$ 52,364,642
Reinvested	10,743,568	3,275,965	1,040,871
Redeemed	(84,175,765)	(8,805,731)	(5,637,729)
Net increase (decrease)	$ (36,649,370)	$ 21,211,025	$ 47,767,784

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2
Sold	8,754,467	7,628,976	5,096,985
Reinvested	3,712,724	812,593	60,117
Redeemed	(11,004,137)	(1,028,965)	(181,025)
Net increase (decrease)	1,463,054	7,412,604	4,976,077
Dollars
Sold	$ 118,081,480	$ 102,324,030	$ 66,757,918
Reinvested	53,277,595	11,603,819	856,657
Redeemed	(145,071,678)	(13,471,861)	(2,281,054)
Net increase (decrease)	$ 26,287,397	$ 100,455,988	$ 65,333,521

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 10,743,568	$ 3,275,965	$ 1,040,871
From net realized gain	-	-	-
Total	$ 10,743,568	$ 3,275,965	$ 1,040,871

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 12,653,429	$ 2,643,908	$ 203,456
From net realized gain	40,624,166	8,959,911	653,201
Total	$ 53,277,595	$ 11,603,819	$ 856,657

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 13.19	$ 15.26	$ 17.30	$ 16.15	$ 12.53	$ 9.90
Income from Investment Operations
Net investment income (loss) E	.08	.18	.20	.18	.15	.13
Net realized and unrealized gain (loss)	(1.89)	(1.45)	(.81)	1.27	3.54	2.84
Total from investment operations	(1.81)	(1.27)	(.61)	1.45	3.69	2.97
Distributions from net investment income	(.16)	(.19)	(.19)	(.10)	-	(.08)
Distributions from net realized gain	-	(.61)	(1.24)	(.20)	(.07)	(.26)
Total distributions	(.16)	(.80)	(1.43)	(.30)	(.07)	(.34)
Net asset value, end of period	$ 11.22	$ 13.19	$ 15.26	$ 17.30	$ 16.15	$ 12.53
Total ReturnB, C, D	(13.85)%	(8.75)%	(3.62)%	9.17%	29.59%	30.09%
Ratios to Average Net AssetsF
Expenses before expense reductions	.58%A	.58%	.58%	.60%	.61%	.70%
Expenses net of voluntary waivers, if any	.58%A	.58%	.58%	.60%	.61%	.70%
Expenses net of all reductions	.57%A	.56%	.57%	.59%	.60%	.70%
Net investment income (loss)	1.20%A	1.34%	1.26%	1.08%	1.08%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 725,395	$ 893,359	$ 1,011,393	$ 1,259,396	$ 1,141,806	$ 345,287
Portfolio turnover rate	44%A	58%	72%	58%	66%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.12	$ 15.19	$ 17.24	$ 16.11	$ 12.53	$ 12.35
Income from Investment Operations
Net investment income (loss) E	.07	.16	.18	.16	.15	.03
Net realized and unrealized gain (loss)	(1.88)	(1.44)	(.80)	1.27	3.50	.49
Total from investment operations	(1.81)	(1.28)	(.62)	1.43	3.65	.52
Distributions from net investment income	(.15)	(.18)	(.19)	(.10)	-	(.08)
Distributions from net realized gain	-	(.61)	(1.24)	(.20)	(.07)	(.26)
Total distributions	(.15)	(.79)	(1.43)	(.30)	(.07)	(.34)
Net asset value, end of period	$ 11.16	$ 13.12	$ 15.19	$ 17.24	$ 16.11	$ 12.53
Total ReturnB, C, D	(13.92)%	(8.85)%	(3.69)%	9.06%	29.27%	4.29%
Ratios to Average Net AssetsG
Expenses before expense reductions	.68%A	.68%	.69%	.70%	.71%	.81%A
Expenses net of voluntary waivers, if any	.68%A	.68%	.69%	.70%	.71%	.80%A
Expenses net of all reductions	.67%A	.66%	.68%	.69%	.70%	.80%A
Net investment income (loss)	1.10%A	1.24%	1.16%	.98%	1.05%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 257,679	$ 281,194	$ 212,994	$ 95,600	$ 18,375	$ 10
Portfolio turnover rate	44%A	58%	72%	58%	66%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.07	$ 15.17	$ 16.94
Income from Investment Operations
Net investment income (loss) E	.06	.14	.15
Net realized and unrealized gain (loss)	(1.88)	(1.44)	(.49)
Total from investment operations	(1.82)	(1.30)	(.34)
Distributions from net investment income	(.16)	(.19)	(.19)
Distributions from net realized gain	-	(.61)	(1.24)
Total distributions	(.16)	(.80)	(1.43)
Net asset value, end of period	$ 11.09	$ 13.07	$ 15.17
Total ReturnB, C, D	(14.05)%	(9.01)%	(2.11)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.84%A	.84%	.85%A
Expenses net of voluntary waivers, if any	.84%A	.84%	.85%A
Expenses net of all reductions	.83%A	.82%	.84%A
Net investment income (loss)	.95%A	1.08%	1.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107,410	$ 76,237	$ 13,025
Portfolio turnover rate	44%A	58%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Fidelity Variable Insurance Products: Growth Opportunities Portfolio - Service Class 2

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2 shares' 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity® VIP: Growth Opportunities - Service Class 2	-18.82%	-2.23%	6.62%
S&P 500®	-17.99%	3.66%	12.66%
Variable Annuity Growth Funds Average	-21.57%	2.43%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's return to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity growth funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 337 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of the fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Growth Opportunities Portfolio - Service Class 2 on January 3, 1995, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $16,163 - a 61.63% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $24,426 - a 144.26% increase.

The Lipper variable annuity large-cap core funds average reflects the performance of variable annuities with similar portfolio characteristics and capitalization. The variable annuity large-cap supergroup average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year and five year average annual total returns for the variable annuity large-cap core were -19.09% and 1.96%, respectively. The one year and five year average annual total returns for the variable annuity large-cap supergroup average were -20.84% and 2.01%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Bettina Doulton, Portfolio Manager of Growth Opportunities Portfolio

Q. How did the fund perform, Bettina?

A. For the six-month period ending June 30, 2002, the fund performed in line with its benchmark index, the Standard & Poor's 500, which declined 13.16%, and outperformed the variable annuity growth funds average tracked by Lipper Inc., which fell 15.38%. The same was true for the 12 months ending June 30, 2002, as the fund performed comparably to the S&P 500's 17.99% decline and beat the Lipper peer average return of -21.57%.

Q. The fund and its benchmarks all posted negative returns during the past six months. Why?

A. The investing landscape was challenging on many levels. While economic growth accelerated from its weak levels of the second half of 2001, driven by inventory rebuilding and strong consumer spending, corporate profits and capital expenditures continued to disappoint. In addition, investor confidence was sapped by a series of corporate accounting improprieties. Given that valuations were not that attractive, these setbacks resulted in general market turbulence and weakness, and price collapses in a number of stocks. Against this backdrop, the fund held its own versus its benchmarks, even outperforming the average return of growth funds in the Lipper peer universe, but I'm disappointed it didn't do better.

Q. How did you feel about the fund's positioning at the period's outset?

A. Coming into the period, there were two schools of thought. One was that the 2001 interest rates cuts would be enough to kick the economy into high gear. The other, less-bullish camp felt that neither the economy nor the market would improve unless we saw stronger corporate profits. I fell into the latter group, and positioned the fund accordingly. Unfortunately, several disappointments among the fund's top-10 holdings overwhelmed what I felt was an otherwise well-positioned portfolio.

Q. Why did a few disappointments hurt the fund's return to such an extent?

A. Because they're such a large percentage of the fund's net assets, I expect and need the fund's top-10 positions to lead its performance. Any mistakes here can really hurt our overall return. Unfortunately, the fund's four largest positions on average during the past six months - Microsoft, Citigroup, Pfizer and General Electric - were all among its worst performers. Two smaller positions, Tyco International and Bristol-Myers Squibb, also were big detractors. Tyco - which I've since sold - suffered as it changed its growth strategy and ran into funding problems at its recently acquired financial services operations. Bristol-Myers Squibb stumbled as it dramatically lowered its 2002 earnings guidance and reported disappointing clinical trial results for its hoped-for heart failure drug.

Q. What worked well for the fund during the past six months?

A. Underweighting technology and telecommunication services was a major contributor to the fund's relative performance, as both sectors continued to face weak demand. Generally, companies in these sectors have not sufficiently restructured their business models to generate decent levels of profitability unless revenues recover robustly. Strong stock selection in consumer staples also was a plus. Gillette and Coca-Cola, both among the fund's 10 largest positions at the end of the period, helped mitigate the losses of the large holdings I mentioned earlier. Kraft Foods was another strong performer in this space. Danaher and Black & Decker also contributed meaningfully to performance, as investors sought out companies with cyclical exposure to a recovery in the economy.

Q. Were there any other disappointments?

A. The fund's basket of brokerage-related stocks fared poorly. Citigroup, Morgan Stanley and Merrill Lynch, all market-sensitive financials that did well in the back half of 2001, have been a disappointment so far this year. Additionally, despite strong fundamentals, drug stock Pfizer was dragged down by an industry that continues to contend with patent expirations, stiffer generic competition and concerns about slowing earnings growth.

Q. What's your outlook, Bettina?

A. Barring a sudden reacceleration of the economic recovery, I wouldn't expect much of a shift in the fund's current positioning. What I'd like to see is an increase in capital spending, but I don't think that will happen soon as long as profit growth remains anemic and the economy continues to struggle. In the meantime, I'll be opportunistic, looking for the best relative growth I can find at reasonable prices, as well as for stocks that have disappointed but have attractive valuations and strong franchises.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: to provide capital growth

Start date: January 3, 1995

Size: as of June 30, 2002, more than $784 million

Manager: Bettina Doulton, since 2000; joined Fidelity in 1986

3

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Microsoft Corp.	5.7
Pfizer, Inc.	3.9
Citigroup, Inc.	3.8
Gillette Co.	3.5
General Electric Co.	3.3
20.2
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Financials	19.5
Consumer Discretionary	16.4
Health Care	14.1
Consumer Staples	13.4
Information Technology	11.2
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stocks and Equity Futures	97.3%
Bonds	0.1%
Short-Term Investments and Net Other Assets	2.6%

* Foreign investments	3.1%

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 16.3%
Hotels, Restaurants & Leisure - 1.2%
Harrah's Entertainment, Inc. (a)	11,500	$ 510,025
Marriott International, Inc. Class A	19,100	726,755
McDonald's Corp.	243,800	6,936,110
Starwood Hotels & Resorts Worldwide, Inc. unit	29,300	963,677
		9,136,567
Household Durables - 0.2%
Black & Decker Corp.	26,170	1,261,394
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	141,400	2,297,750
Leisure Equipment & Products - 0.3%
Eastman Kodak Co.	82,900	2,418,193
Media - 7.5%
AOL Time Warner, Inc. (a)	493,500	7,259,385
Clear Channel Communications, Inc. (a)	107,600	3,445,352
Comcast Corp. Class A (special) (a)	225,000	5,364,000
Fox Entertainment Group, Inc. Class A (a)	436,600	9,496,050
McGraw-Hill Companies, Inc.	6,400	382,080
News Corp. Ltd. ADR	77,900	1,786,247
Omnicom Group, Inc.	9,800	448,840
TMP Worldwide, Inc. (a)	29,300	629,950
Univision Communications, Inc. Class A (a)	202,400	6,355,360
Viacom, Inc.:
Class A (a)	21,800	969,228
Class B (non-vtg.) (a)	483,620	21,458,219
Vivendi Universal SA sponsored ADR	48,900	1,051,350
		58,646,061
Multiline Retail - 3.2%
Costco Wholesale Corp. (a)	18,100	699,022
Federated Department Stores, Inc. (a)	27,600	1,095,720
JCPenney Co., Inc.	250,400	5,513,808
Kohls Corp. (a)	121,700	8,528,736
Target Corp.	53,600	2,042,160
Wal-Mart Stores, Inc.	138,000	7,591,380
		25,470,826
Specialty Retail - 2.8%
Home Depot, Inc.	231,600	8,506,668
Lowe's Companies, Inc.	170,700	7,749,780
RadioShack Corp.	43,300	1,301,598
Staples, Inc. (a)	229,900	4,529,030
		22,087,076
Textiles Apparel & Luxury Goods - 0.8%
NIKE, Inc. Class B	116,600	6,255,590
TOTAL CONSUMER DISCRETIONARY		127,573,457
CONSUMER STAPLES - 13.4%
Beverages - 4.4%
Pepsi Bottling Group, Inc.	43,600	1,342,880

	Shares	Value (Note 1)
PepsiCo, Inc.	179,900	$ 8,671,180
The Coca-Cola Co.	434,400	24,326,400
		34,340,460
Food & Drug Retailing - 0.2%
Albertson's, Inc.	23,100	703,626
Rite Aid Corp. (a)	45,600	107,160
Safeway, Inc. (a)	19,100	557,529
		1,368,315
Food Products - 0.9%
Dean Foods Co. (a)	95,000	3,543,500
Kraft Foods, Inc. Class A	37,800	1,547,910
The J.M. Smucker Co.	378	12,901
Tyson Foods, Inc. Class A	145,300	2,253,603
		7,357,914
Household Products - 1.5%
Colgate-Palmolive Co.	116,600	5,835,830
Kimberly-Clark Corp.	68,100	4,222,200
Procter & Gamble Co.	18,920	1,689,556
		11,747,586
Personal Products - 4.0%
Avon Products, Inc.	72,722	3,798,997
Gillette Co.	829,070	28,080,601
		31,879,598
Tobacco - 2.4%
Philip Morris Companies, Inc.	425,220	18,573,610
TOTAL CONSUMER STAPLES		105,267,483
ENERGY - 7.8%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	88,100	2,932,849
Cooper Cameron Corp. (a)	64,500	3,123,090
Schlumberger Ltd. (NY Shares)	230,000	10,695,000
		16,750,939
Oil & Gas - 5.6%
BP PLC sponsored ADR	183,390	9,259,361
ChevronTexaco Corp.	140,800	12,460,800
Conoco, Inc.	164,700	4,578,660
Exxon Mobil Corp.	387,300	15,848,316
TotalFinaElf SA:
Series B	6,153	995,555
sponsored ADR	9,405	760,865
		43,903,557
TOTAL ENERGY		60,654,496
FINANCIALS - 19.5%
Banks - 1.5%
Bank of America Corp.	85,300	6,001,708
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
Bank One Corp.	64,900	$ 2,497,352
FleetBoston Financial Corp.	96,900	3,134,715
		11,633,775
Diversified Financials - 14.1%
American Express Co.	205,400	7,460,128
Charles Schwab Corp.	276,900	3,101,280
Citigroup, Inc.	762,507	29,547,146
Fannie Mae	310,600	22,906,750
Freddie Mac	326,300	19,969,560
Investment Technology Group, Inc. (a)	91,350	2,987,145
Lehman Brothers Holdings, Inc.	67,800	4,238,856
Merrill Lynch & Co., Inc.	107,400	4,349,700
Morgan Stanley	244,300	10,524,444
SLM Corp.	53,200	5,155,080
		110,240,089
Insurance - 3.9%
AFLAC, Inc.	136,900	4,380,800
American International Group, Inc.	359,362	24,519,269
Hartford Financial Services Group, Inc.	12,700	755,269
MetLife, Inc.	46,900	1,350,720
		31,006,058
TOTAL FINANCIALS		152,879,922
HEALTH CARE - 14.1%
Biotechnology - 0.6%
Amgen, Inc. (a)	29,300	1,227,084
Biogen, Inc. (a)	39,000	1,615,770
Celgene Corp. (a)	67,300	1,029,690
Vertex Pharmaceuticals, Inc. (a)	28,000	455,840
		4,328,384
Health Care Equipment & Supplies - 3.0%
Baxter International, Inc.	161,200	7,165,340
Becton, Dickinson & Co.	159,800	5,505,110
C.R. Bard, Inc.	22,400	1,267,392
Medtronic, Inc.	191,200	8,192,920
Zimmer Holdings, Inc. (a)	47,550	1,695,633
		23,826,395
Health Care Providers & Services - 0.1%
Cardinal Health, Inc.	19,405	1,191,661
Pharmaceuticals - 10.4%
Abbott Laboratories	29,200	1,099,380
Allergan, Inc.	23,900	1,595,325
Barr Laboratories, Inc. (a)	29,300	1,861,429
Bristol-Myers Squibb Co.	190,400	4,893,280
Forest Laboratories, Inc. (a)	116,140	8,222,712
Johnson & Johnson	65,000	3,396,900
Merck & Co., Inc.	166,400	8,426,496
Pfizer, Inc.	878,793	30,757,755

	Shares	Value (Note 1)
Schering-Plough Corp.	160,600	$ 3,950,760
Wyeth	336,200	17,213,440
		81,417,477
TOTAL HEALTH CARE		110,763,917
INDUSTRIALS - 8.6%
Aerospace & Defense - 1.9%
Boeing Co.	43,000	1,935,000
Lockheed Martin Corp.	122,300	8,499,850
Northrop Grumman Corp.	38,300	4,787,500
		15,222,350
Air Freight & Logistics - 0.3%
FedEx Corp.	44,000	2,349,600
Airlines - 0.7%
AMR Corp. (a)	34,200	576,612
Delta Air Lines, Inc.	61,200	1,224,000
Southwest Airlines Co.	229,250	3,704,680
		5,505,292
Commercial Services & Supplies - 1.6%
DST Systems, Inc. (a)	18,900	863,919
First Data Corp.	203,200	7,559,040
Paychex, Inc.	118,223	3,699,198
		12,122,157
Industrial Conglomerates - 3.4%
3M Co.	6,600	811,800
General Electric Co.	900,150	26,149,358
		26,961,158
Machinery - 0.1%
Danaher Corp.	10,700	709,945
Road & Rail - 0.6%
CSX Corp.	48,890	1,713,595
Kansas City Southern (a)	96,100	1,633,700
Union Pacific Corp.	19,740	1,249,147
		4,596,442
TOTAL INDUSTRIALS		67,466,944
INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	401,660	5,603,157
QUALCOMM, Inc. (a)	23,900	657,011
		6,260,168
Computers & Peripherals - 1.3%
Dell Computer Corp. (a)	315,500	8,247,170
Sun Microsystems, Inc. (a)	397,800	1,992,978
		10,240,148
Electronic Equipment & Instruments - 0.2%
Diebold, Inc.	43,300	1,612,492
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.5%
Overture Services, Inc. (a)	57,400	$ 1,433,852
Yahoo!, Inc. (a)	185,700	2,740,932
		4,174,784
Semiconductor Equipment & Products - 2.7%
Analog Devices, Inc. (a)	85,500	2,539,350
Intel Corp.	324,010	5,919,663
KLA-Tencor Corp. (a)	23,200	1,020,568
LAM Research Corp. (a)	55,600	999,688
Micron Technology, Inc. (a)	68,400	1,383,048
National Semiconductor Corp. (a)	168,500	4,915,145
Teradyne, Inc. (a)	53,100	1,247,850
Texas Instruments, Inc.	49,000	1,161,300
Xilinx, Inc. (a)	74,100	1,662,063
		20,848,675
Software - 5.7%
Microsoft Corp. (a)	813,700	44,509,390
TOTAL INFORMATION TECHNOLOGY		87,645,657
MATERIALS - 0.4%
Chemicals - 0.3%
Praxair, Inc.	38,700	2,204,739
Metals & Mining - 0.1%
Alcoa, Inc.	29,100	964,665
TOTAL MATERIALS		3,169,404
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.7%
BellSouth Corp.	334,900	10,549,350
SBC Communications, Inc.	139,060	4,241,330
Verizon Communications, Inc.	165,900	6,660,885
		21,451,565
Wireless Telecommunication Services - 0.1%
Sprint Corp. - PCS Group Series 1 (a)	164,600	735,762
TOTAL TELECOMMUNICATION SERVICES		22,187,327
TOTAL COMMON STOCKS (Cost $750,921,117)		737,608,607
Convertible Bonds - 0.1%
Ratings (unaudited) (b)		Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (d) (Cost $530,000)	Ba3	$ 530,000	608,302
U.S. Treasury Obligations - 0.2%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Treasury Bills, yield at date of purchase 1.69% 7/5/02 (e) (Cost $1,699,603)	-	$ 1,700,000	$ 1,699,682
Money Market Funds - 5.8%
	Shares
Fidelity Cash Central Fund, 1.89% (c)	41,462,480	41,462,480
Fidelity Securities Lending Cash Central Fund, 1.93% (c)	4,073,300	4,073,300
TOTAL MONEY MARKET FUNDS (Cost $45,535,780)		45,535,780
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $798,686,500)		785,452,371
NET OTHER ASSETS - (0.2)%		(1,283,622)
NET ASSETS - 100%		$ 784,168,749
Futures Contracts
Purchased	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Equity Index Contracts
100 S&P 500 Index Contracts	Sept. 2002	$ 24,752,500	$ (168,890)
The face value of futures purchased as a percentage of net assets - 3.2%
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $608,302 or 0.1% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,699,682.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $281,865,432 and $336,519,717, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $18,721 for the period.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $804,813,056. Net unrealized depreciation aggregated $19,360,685, of which $85,062,534 related to appreciated investment securities and $104,423,219 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $180,431,000 of which $30,553,000 and $149,878,000 will expire on December 31, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,222,064) (cost $798,686,500) - See accompanying schedule		$ 785,452,371
Receivable for investments sold		8,238,504
Receivable for fund shares sold		790,953
Dividends receivable		826,638
Interest receivable		92,028
Other receivables		1,327
Total assets		795,401,821
Liabilities
Payable to custodian bank	$ 105
Payable for investments purchased	5,423,889
Payable for fund shares redeemed	1,216,276
Accrued management fee	395,059
Distribution fees payable	29,809
Payable for daily variation on futures contracts	47,500
Other payables and accrued expenses	47,134
Collateral on securities loaned, at value	4,073,300
Total liabilities		11,233,072
Net Assets		$ 784,168,749
Net Assets consist of:
Paid in capital		$ 1,025,327,578
Undistributed net investment income		1,906,969
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(229,663,355)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(13,402,443)
Net Assets		$ 784,168,749
Initial Class: Net Asset Value, offering price and redemption price per share ($506,704,055 ÷ 38,984,357 shares)		$ 13.00
Service Class: Net Asset Value, offering price and redemption price per share ($232,789,013 ÷ 17,924,278 shares)		$ 12.99
Service Class 2: Net Asset Value, offering price and redemption price per share ($44,675,681 ÷ 3,455,566 shares)		$ 12.93

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 4,869,008
Interest		617,272
Security lending		9,703
Total income		5,495,983
Expenses
Management fee	$ 2,628,650
Transfer agent fees	313,806
Distribution fees	190,779
Accounting and security lending fees	124,541
Non-interested trustees' compensation	1,557
Custodian fees and expenses	14,290
Audit	16,029
Legal	6,919
Miscellaneous	28,498
Total expenses before reductions	3,325,069
Expense reductions	(186,538)	3,138,531
Net investment income (loss)		2,357,452
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(39,492,990)
Foreign currency transactions	1,675
Futures contracts	(3,171,156)
Total net realized gain (loss)		(42,662,471)
Change in net unrealized appreciation (depreciation) on: Investment securities	(84,038,613)
Assets and liabilities in foreign currencies	4,719
Futures contracts	(168,814)
Total change in net unrealized appreciation (depreciation)		(84,202,708)
Net gain (loss)		(126,865,179)
Net increase (decrease) in net assets resulting from operations		$ (124,507,727)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,357,452	$ 8,185,900
Net realized gain (loss)	(42,662,471)	(149,504,018)
Change in net unrealized appreciation (depreciation)	(84,202,708)	(46,969,320)
Net increase (decrease) in net assets resulting from operations	(124,507,727)	(188,287,438)
Distributions to shareholders from net investment income	(8,515,304)	(4,056,791)
Share transactions - net increase (decrease)	(58,389,843)	(155,735,950)
Total increase (decrease) in net assets	(191,412,874)	(348,080,179)
Net Assets
Beginning of period	975,581,623	1,323,661,802
End of period (including undistributed net investment income of $1,906,969 and undistributed net investment income of $8,073,998, respectively)	$ 784,168,749	$ 975,581,623
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	1,708,766	1,168,163	1,113,904
Reinvested	418,937	154,435	23,983
Redeemed	(6,267,890)	(1,832,204)	(650,724)
Net increase (decrease)	(4,140,187)	(509,606)	487,163
Dollars
Sold	$ 24,873,102	$ 17,032,672	$ 16,005,184
Reinvested	5,974,043	2,200,701	340,561
Redeemed	(89,701,734)	(25,949,525)	(9,164,847)
Net increase (decrease)	$ (58,854,589)	$ (6,716,152)	$ 7,180,898

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2
Sold	9,904,497	3,240,124	2,152,732
Reinvested	181,161	44,864	5,704
Redeemed	(20,623,054)	(4,389,986)	(650,918)
Net increase (decrease)	(10,537,396)	(1,104,998)	1,507,518
Dollars
Sold	$ 154,769,236	$ 50,526,723	$ 33,624,263
Reinvested	3,172,127	785,129	99,535
Redeemed	(321,562,633)	(67,420,661)	(9,729,669)
Net increase (decrease)	$ (163,621,270)	$ (16,108,809)	$ 23,994,129

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 5,974,042	$ 2,200,701	$ 340,561
From net realized gain	-	-	-
Total	$ 5,974,042	$ 2,200,701	$ 340,561

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 3,172,127	$ 785,129	$ 99,535
From net realized gain	-	-	-
Total	$ 3,172,127	$ 785,129	$ 99,535

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 15.13	$ 17.74	$ 23.15	$ 22.88	$ 19.27	$ 15.40
Income from Investment Operations
Net investment income (loss) E	.04	.12	.06	.27	.26	.29
Net realized and unrealized gain (loss)	(2.03)	(2.67)	(3.77)	.66	4.29	4.18
Total from investment operations	(1.99)	(2.55)	(3.71)	.93	4.55	4.47
Distributions from net investment income	(.14)	(.06)	(.29)	(.23)	(.21)	(.25)
Distributions from net realized gain	-	-	(1.41)	(.43)	(.73)	(.35)
Total distributions	(.14)	(.06)	(1.70)	(.66)	(.94)	(.60)
Net asset value, end of period	$ 13.00	$ 15.13	$ 17.74	$ 23.15	$ 22.88	$ 19.27
Total ReturnB, C, D	(13.23)%	(14.42)%	(17.07)%	4.27%	24.61%	29.95%
Ratios to Average Net AssetsF
Expenses before expense reductions	.69%A	.69%	.68%	.69%	.71%	.74%
Expenses net of voluntary waivers, if any	.69%A	.69%	.68%	.69%	.71%	.74%
Expenses net of all reductions	.65%A	.67%	.66%	.68%	.70%	.73%
Net investment income (loss)	.56%A	.79%	.31%	1.20%	1.27%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 506,704	$ 652,493	$ 951,875	$ 1,541,587	$ 1,570,011	$ 1,025,766
Portfolio turnover rate	67%A	89%	117%	42%	29%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.11	$ 17.71	$ 23.12	$ 22.86	$ 19.27	$ 18.50
Income from Investment Operations
Net investment income (loss) E	.03	.11	.04	.25	.23	.04
Net realized and unrealized gain (loss)	(2.03)	(2.67)	(3.76)	.66	4.30	.73
Total from investment operations	(2.00)	(2.56)	(3.72)	.91	4.53	.77
Distributions from net investment income	(.12)	(.04)	(.28)	(.22)	(.21)	-
Distributions from net realized gain	-	-	(1.41)	(.43)	(.73)	-
Total distributions	(.12)	(.04)	(1.69)	(.65)	(.94)	-
Net asset value, end of period	$ 12.99	$ 15.11	$ 17.71	$ 23.12	$ 22.86	$ 19.27
Total ReturnB, C, D	(13.31)%	(14.49)%	(17.13)%	4.18%	24.51%	4.16%
Ratios to Average Net AssetsG
Expenses before expense reductions	.79%A	.79%	.79%	.79%	.80%	.84%A
Expenses net of voluntary waivers, if any	.79%A	.79%	.79%	.79%	.80%	.84%A
Expenses net of all reductions	.75%A	.77%	.76%	.78%	.79%	.83%A
Net investment income (loss)	.46%A	.69%	.21%	1.09%	1.16%	1.72%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 232,789	$ 278,446	$ 345,960	$ 344,778	$ 149,496	$ 2,589
Portfolio turnover rate	67%A	89%	117%	42%	29%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.04	$ 17.68	$ 22.70
Income from Investment Operations
Net investment income (loss) E	.02	.08	.01
Net realized and unrealized gain (loss)	(2.02)	(2.66)	(3.34)
Total from investment operations	(2.00)	(2.58)	(3.33)
Distributions from net investment income	(.11)	(.06)	(.28)
Distributions from net realized gain	-	-	(1.41)
Total distributions	(.11)	(.06)	(1.69)
Net asset value, end of period	$ 12.93	$ 15.04	$ 17.68
Total ReturnB, C, D	(13.36)%	(14.64)%	(15.74)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.96%A	.95%	.95%A
Expenses net of voluntary waivers, if any	.96%A	.95%	.95%A
Expenses net of all reductions	.92%A	.93%	.93%A
Net investment income (loss)	.29%A	.53%	.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,676	$ 44,643	$ 25,827
Portfolio turnover rate	67%A	89%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio - Service Class 2

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee), and returns prior to January 12, 2000 are those of Initial Class and do not include the effects of Service Class 2's 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the past five year, and past 10 year total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Investment Grade Bond - Service Class 2	7.74%	7.10%	6.87%
LB Aggregate Bond	8.63%	7.57%	7.34%
Variable Annuity Intermediate Investment Grade Debt Funds Average	7.17%	6.43%	6.48%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the Lehman® Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity intermediate investment grade debt funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 26 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Investment Grade Bond Portfolio - Service Class 2 on June 30, 1992. By June 30, 2002, the value of the investment would have grown to $19,434 - a 94.34% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,315 - a 103.15% increase.

Understanding Performance

How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Ford O'Neil, Portfolio Manager of Investment Grade Bond Portfolio

Q. How did the fund perform, Ford?

A. For the six months ending June 30, 2002, the fund lagged the Lehman Brothers Aggregate Bond Index, which returned 3.79%, but outperformed the variable annuity intermediate investment grade debt funds average tracked by Lipper Inc., which returned 2.62%. For the 12 months ending June 30, 2002, fund performance again fell between that of the Lehman Brothers index and Lipper average, which returned 8.63% and 7.17%, respectively.

Q. What factors drove the fund's performance during the past six months?

A. Despite volatile interest rate and stock market conditions, investment-grade bonds fared well, as the economic recovery stalled during the second quarter and the prospects for Federal Reserve Board tightening were pushed further into the future. Interest rates fell and the yield curve steepened, as ongoing corporate governance issues and geopolitical concerns eroded investor confidence, sparking a strong flight to quality in government bonds. Against this backdrop, the fund was rewarded for my continued emphasis on higher-quality and higher-yielding spread sectors, namely mortgage and asset-backed securities, which outpaced Treasuries during the period. Strong security selection within these groups also aided relative performance. Unfortunately, it wasn't enough to beat the index, as the fund was hurt both by overweighting corporate bonds - by far the weakest sector of the market year to date - and underweighting stronger-performing Treasury and government agency issues. While corporates benefited from some improvement in the economy, swelling negative sentiment toward the sector overwhelmed their advances.

Q. What was behind the fund's sector positioning?

A. Given the higher-than-average volatility in the corporate market - due to scores of rating agency downgrades, company-specific management concerns and accounting issues - I became more conservative. As a result, I reduced our overweighting in corporates and further emphasized high-quality mortgage and asset-backed securities that were trading at very attractive yield spread levels relative to Treasuries and agencies. Within the mortgage position, I focused on newly issued current-coupon mortgages, commercial mortgage-backed securities and commercial mortgage obligations. These securities performed extremely well during the first quarter as the market stabilized following last fall's massive refinancing wave, mortgage rates rose and prepayment activity slowed dramatically. Reduced volatility is a positive for mortgages, as cash flows become more predictable.

Q. What was your strategy for corporates?

A. The corporate waters were never more treacherous, as evidenced by the countless number of downgrades that occurred during the period. Despite heightened credit risk, we still managed to post respectable performance in the sector. While the performance of our holdings slightly trailed those included in the index, they helped us extend our lead over the Lipper peer average. During the past six months, what you didn't own was often just as important as what you did own. That's where good credit analysis and diversification came into play, as we successfully avoided several prominent issuers in the index that experienced severe financial stress. While we weren't fully immune to troubled securities, we benefited from holding smaller positions in more securities, which helped reduce our risk exposure and limit our downside relative to the index and particularly versus our competitors. The fund was hurt the most by a handful of names in the telecommunication services sector that stumbled badly, due in part to the WorldCom scandal. We offset some of these losses by overweighting strong-performing banks, which enjoyed rock-solid balance sheets, high quality of assets and no appreciable industry-wide credit problems. We also benefited from adding to the fund's positioning in Yankee bonds - dollar-denominated securities issued by foreign entities - primarily among Canadian and Mexican issuers, a defensive strategy that helped amid the period's volatility.

Q. What's your outlook?

A. The Fed looks to be on hold through year-end and will likely not raise interest rates until it is convinced the economy is back on track. I may consider slowly reducing our high-quality mortgage and asset-backed security bets and rotating into more aggressive corporates as I feel more comfortable that the recovery is solidifying and negative headline risk is abating. Since it's still unclear which companies will come under pressure given that it appears to be a slower "U-shaped" recovery, I'll continue to stick with our process of doing substantial credit work before I buy a security. Even more importantly, I'll keep the size of those positions small in absolute terms and relative to our competitors.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based upon market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities

Start date: December 5, 1988

Size: as of June 30, 2002, more than $1.6 billion

Manager: Ford O'Neil, since 2001; joined Fidelity in 1990

3

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Investment Summary

Quality Diversification as of June 30, 2002
% of fund's investments
Aaa	57.2
Aa	3.1
A	14.5
Baa	15.6
Ba and Below	0.3
Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality.
Average Years to Maturity as of June 30, 2002
Years	7.0
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Financials	15.9
Utilities	3.3
Telecommunication Services	2.8
Consumer Discretionary	2.5
Consumer Staples	1.6
The percentages are based on the combined long-term debt holdings of the fund and its pro-rata share of the fixed-income central fund.

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.6%
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.2%
DaimlerChrysler North America Holding Corp. 7.2% 9/1/09	A3	$ 3,500,000	$ 3,652,880
Media - 2.2%
AOL Time Warner, Inc.:
6.875% 5/1/12	Baa1	2,325,000	2,144,229
7.7% 5/1/32	Baa1	1,745,000	1,547,991
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	Ba1	2,100,000	2,064,334
Clear Channel Communications, Inc. 7.875% 6/15/05	Baa3	1,560,000	1,641,323
Comcast Cable Communications, Inc. 6.875% 6/15/09	Baa2	5,000,000	4,653,100
Continental Cablevision, Inc. 8.3% 5/15/06	Baa2	810,000	828,557
Cox Communications, Inc. 7.75% 11/1/10	Baa2	3,700,000	3,519,203
News America Holdings, Inc. 7.75% 12/1/45	Baa3	10,000,000	9,333,660
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa1	8,800,000	8,756,132
Time Warner, Inc. 8.18% 8/15/07	Baa1	1,240,000	1,320,235
			35,808,764
TOTAL CONSUMER DISCRETIONARY			39,461,644
CONSUMER STAPLES - 1.6%
Food & Drug Retailing - 0.5%
Kroger Co.:
6.8% 4/1/11	Baa3	2,285,000	2,377,748
8.05% 2/1/10	Baa3	3,195,000	3,551,699
Safeway, Inc. 6.5% 3/1/11	Baa2	2,215,000	2,282,181
			8,211,628
Food Products - 0.3%
ConAgra Foods, Inc. 6.75% 9/15/11	Baa1	3,870,000	4,083,670
Dole Food Co., Inc. 7.25% 5/1/09 (d)	Ba1	1,540,000	1,570,800
			5,654,470
Household Products - 0.1%
Fort James Corp. 6.5% 9/15/02	Ba1	2,000,000	1,991,058
Tobacco - 0.7%
Philip Morris Companies, Inc.:
7% 7/15/05	A2	1,500,000	1,603,782
7.65% 7/1/08	A2	5,000,000	5,483,430

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 6/1/07	Baa2	$ 2,205,000	$ 2,257,620
7.75% 5/15/06	Baa2	1,570,000	1,689,100
			11,033,932
TOTAL CONSUMER STAPLES			26,891,088
ENERGY - 1.1%
Oil & Gas - 1.1%
Alberta Energy Co. Ltd. 7.375% 11/1/31	Baa1	2,320,000	2,475,895
Devon Energy Corp. 7.95% 4/15/32	Baa2	3,420,000	3,678,850
Duke Energy Field Services LLC 7.875% 8/16/10	Baa2	2,000,000	2,122,630
Pemex Project Funding Master Trust 7.875% 2/1/09 (d)	Baa1	1,200,000	1,197,000
Suncor Energy, Inc. 7.15% 2/1/32	A3	2,175,000	2,237,451
The Coastal Corp. 7.75% 6/15/10	Baa2	5,990,000	5,928,632
			17,640,458
FINANCIALS - 15.3%
Banks - 3.0%
Bank of America Corp.:
4.75% 10/15/06	Aa2	2,035,000	2,043,950
7.8% 2/15/10	Aa3	6,600,000	7,385,664
Bank of Montreal 6.1% 9/15/05	A1	3,000,000	3,136,239
Bank One Corp. 6.5% 2/1/06	Aa3	1,245,000	1,321,082
BankBoston Corp. 6.625% 12/1/05	A2	5,400,000	5,744,920
Barclays Bank PLC yankee 8.55% 9/29/49 (c)(d)	Aa3	1,160,000	1,335,129
Capital One Bank 6.5% 7/30/04	Baa2	930,000	939,394
First Union Corp. 7.55% 8/18/05	A1	1,475,000	1,613,970
FleetBoston Financial Corp. 7.25% 9/15/05	A1	1,695,000	1,843,260
HSBC Finance Nederland BV 7.4% 4/15/03 (d)	A1	250,000	258,837
Korea Development Bank 7.375% 9/17/04	A3	1,320,000	1,415,643
MBNA Corp.:
6.25% 1/17/07	Baa2	1,905,000	1,949,632
6.34% 6/2/03	Baa2	350,000	343,673
7.5% 3/15/12	Baa2	3,005,000	3,199,940
Merita Bank Ltd. yankee 6.5% 1/15/06	A1	1,500,000	1,583,933
PNC Funding Corp. 5.75% 8/1/06	A2	1,800,000	1,855,337
Nonconvertible Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Banks - continued
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (f)	A1	$ 1,750,000	$ 1,829,441
8.817% 3/31/49	A1	1,640,000	1,784,728
9.118% 3/31/49	A1	1,130,000	1,328,992
Union Planters Corp. 6.75% 11/1/05	A3	400,000	425,144
Washington Mutual Bank 6.875% 6/15/11	A3	3,000,000	3,152,457
Washington Mutual, Inc. 5.625% 1/15/07	A3	3,955,000	4,005,786
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	Aa2	900,000	1,002,775
			49,499,926
Diversified Financials - 10.7%
Abbey National Capital Trust I 8.963% 12/29/49 (c)	A1	3,000,000	3,463,506
Ahmanson Capital Trust I 8.36% 12/1/26 (d)	Baa1	1,125,000	1,190,612
Alliance Capital Management LP 5.625% 8/15/06	A2	2,475,000	2,536,382
American Airlines pass thru trust certificate 7.858% 4/1/13	Baa1	3,550,000	3,842,385
American Gen. Finance Corp. 5.875% 7/14/06	A1	5,400,000	5,576,445
Amvescap PLC 6.6% 5/15/05	A2	5,100,000	5,403,634
Associates Corp. of North America 6% 7/15/05	Aa1	2,500,000	2,664,183
Bell Atlantic Financial Service, Inc. 7.6% 3/15/07	A1	1,100,000	1,204,550
Burlington Resources Finance Co. 7.4% 12/1/31 (d)	Baa1	2,680,000	2,802,318
Capital One Financial Corp.:
7.125% 8/1/08	Baa3	1,290,000	1,207,605
7.25% 5/1/06	Baa3	5,000,000	4,840,310
CIT Group, Inc.:
5.5% 2/15/04	A2	500,000	481,060
7.75% 4/2/12	A2	2,125,000	2,091,907
Countrywide Home Loans, Inc.:
5.5% 8/1/06	A3	2,000,000	2,044,368
5.5% 2/1/07	A3	2,500,000	2,544,580
6.85% 6/15/04	A3	2,550,000	2,697,306

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Credit Suisse First Boston (USA), Inc.:
5.875% 8/1/06	Aa3	$ 2,000,000	$ 2,073,124
6.5% 1/15/12	Aa3	3,080,000	3,104,141
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	A3	315,000	337,945
7.92% 5/18/12	Baa1	3,700,000	3,832,907
Devon Financing Corp. ULC 6.875% 9/30/11	Baa2	3,265,000	3,400,289
Ford Motor Credit Co.:
5.8% 1/12/09	A3	2,590,000	2,435,118
6.5% 1/25/07	A3	2,900,000	2,902,651
6.875% 2/1/06	A3	4,600,000	4,706,104
7.25% 10/25/11	A3	475,000	477,278
7.375% 10/28/09	A3	4,020,000	4,161,516
7.875% 6/15/10	A3	3,500,000	3,659,037
General Electric Capital Corp. 6% 6/15/12	Aaa	8,045,000	7,927,945
General Motors Acceptance Corp.:
6.38% 1/30/04	A2	1,840,000	1,906,396
6.75% 1/15/06	A2	2,660,000	2,761,639
6.875% 9/15/11	A2	1,720,000	1,707,645
7.5% 7/15/05	A2	500,000	532,876
7.75% 1/19/10	A2	4,300,000	4,549,813
Goldman Sachs Group, Inc. 6.6% 1/15/12	A1	4,925,000	5,016,639
Household Finance Corp.:
6.375% 10/15/11	A2	6,130,000	5,864,068
6.5% 1/24/06	A2	605,000	618,544
8% 5/9/05	A2	235,000	253,134
HSBC Capital Funding LP 9.547% 12/31/49 (c)(d)	A2	6,600,000	7,763,818
ING Capital Funding Trust III 8.439% 12/31/10	A1	2,050,000	2,285,740
J.P. Morgan Chase & Co.:
5.35% 3/1/07	Aa3	3,840,000	3,887,643
5.625% 8/15/06	Aa3	1,065,000	1,098,472
6.75% 2/1/11	A1	2,130,000	2,207,768
Mellon Funding Corp. 7.5% 6/15/05	A1	5,650,000	6,196,491
Morgan Stanley 6.6% 4/1/12	Aa3	2,695,000	2,746,439
Newcourt Credit Group, Inc. 6.875% 2/16/05	A2	3,970,000	3,818,108
NiSource Finance Corp.:
7.625% 11/15/05	Baa3	3,745,000	3,767,316
7.875% 11/15/10	Baa3	2,120,000	2,191,026
Petronas Capital Ltd. 7% 5/22/12 (d)	Baa1	7,180,000	7,296,675
Popular North America, Inc. 6.125% 10/15/06	A3	3,235,000	3,316,616
Nonconvertible Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Sears Roebuck Acceptance Corp. 6.7% 4/15/12	Baa1	$ 4,000,000	$ 4,091,924
Southwest Airlines Co. pass thru trust certificate 5.496% 11/1/06	Aa2	6,000,000	6,140,321
Sprint Capital Corp.:
6.875% 11/15/28	Baa3	3,475,000	2,175,110
7.125% 1/30/06	Baa3	1,480,000	1,184,283
7.625% 1/30/11	Baa3	3,500,000	2,784,712
8.75% 3/15/32	Baa3	3,810,000	2,865,371
TCI Communications Financing III 9.65% 3/31/27	Baa3	1,500,000	1,499,091
TXU Eastern Funding 6.75% 5/15/09	Baa1	785,000	789,306
UBS Preferred Funding Trust 1 8.622% 12/29/49	A1	1,600,000	1,833,046
			176,759,236
Insurance - 0.3%
Principal Life Global Funding I:
5.125% 6/28/07 (d)	Aa2	3,000,000	3,025,302
6.25% 2/15/12 (d)	Aa2	2,150,000	2,203,187
			5,228,489
Real Estate - 1.3%
Arden Realty LP 7% 11/15/07	Baa3	5,000,000	5,186,775
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	1,430,000	1,481,616
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	510,000	530,372
Duke Realty LP 7.3% 6/30/03	Baa1	1,500,000	1,557,581
EOP Operating LP:
6.5% 1/15/04	Baa1	1,610,000	1,666,592
6.625% 2/15/05	Baa1	4,500,000	4,707,977
7.75% 11/15/07	Baa1	1,275,000	1,396,705
ERP Operating LP 7.1% 6/23/04	Baa1	1,000,000	1,052,521
Mack-Cali Realty LP 7.75% 2/15/11	Baa3	2,700,000	2,881,200
ProLogis Trust 6.7% 4/15/04	Baa1	460,000	478,098
			20,939,437
TOTAL FINANCIALS			252,427,088
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.8%
Lockheed Martin Corp. 8.2% 12/1/09	Baa2	2,000,000	2,314,774

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Raytheon Co.:
5.7% 11/1/03	Baa3	$ 1,800,000	$ 1,842,455
7.9% 3/1/03	Baa3	2,535,000	2,599,921
8.2% 3/1/06	Baa3	5,900,000	6,506,290
			13,263,440
Airlines - 0.0%
Delta Air Lines, Inc. equipment trust certificate 8.54% 1/2/07	Ba1	317,398	288,832
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp. 6.53% 7/15/37	Baa2	3,000,000	3,097,710
CSX Corp. 7.95% 5/1/27	Baa2	4,000,000	4,464,268
Norfolk Southern Corp. 7.25% 2/15/31	Baa1	2,800,000	2,901,184
			10,463,162
TOTAL INDUSTRIALS			24,015,434
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.2%
Motorola, Inc. 8% 11/1/11	Baa2	3,015,000	2,942,245
Computers & Peripherals - 0.7%
Hewlett-Packard Co. 6.5% 7/1/12	A3	4,805,000	4,780,975
International Business Machines Corp. 4.875% 10/1/06	A1	6,400,000	6,461,805
			11,242,780
TOTAL INFORMATION TECHNOLOGY			14,185,025
MATERIALS - 0.2%
Paper & Forest Products - 0.2%
Weyerhaeuser Co. 6.75% 3/15/12 (d)	Baa2	3,350,000	3,468,979
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.1%
AT&T Corp.:
6.5% 3/15/29	Baa2	10,135,000	6,993,150
7.3% 11/15/11 (d)	Baa2	1,915,000	1,589,450
8% 11/15/31 (d)	Baa2	1,625,000	1,267,500
British Telecommunications PLC 8.875% 12/15/30	Baa1	3,250,000	3,539,796
Cable & Wireless Optus Finance Property Ltd. 8.125% 6/15/09 (d)	A2	1,700,000	1,892,222
Citizens Communications Co. 8.5% 5/15/06	Baa2	1,750,000	1,693,573
Deutsche Telekom International Finance BV 8.25% 6/15/05 (c)	Baa1	4,000,000	4,092,612
Nonconvertible Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Corp. 8.875% 3/15/12 (d)	Baa3	$ 3,285,000	$ 2,923,650
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	1,730,000	1,735,062
Telefonos de Mexico SA de CV 8.25% 1/26/06	A3	3,500,000	3,570,000
Teleglobe Canada, Inc. yankee:
7.2% 7/20/09 (b)	C	2,858,000	57,160
7.7% 7/20/29 (b)	C	1,066,000	21,320
TELUS Corp. 7.5% 6/1/07	Baa2	4,830,000	4,333,481
Verizon New York, Inc. 7.375% 4/1/32	A1	1,570,000	1,480,912
			35,189,888
Wireless Telecommunication Services - 0.5%
AT&T Wireless Services, Inc.:
7.35% 3/1/06	Baa2	1,500,000	1,305,000
7.875% 3/1/11	Baa2	2,250,000	1,817,411
8.75% 3/1/31	Baa2	2,560,000	1,977,065
Cingular Wireless LLC 7.125% 12/15/31 (d)	A3	3,500,000	3,025,698
			8,125,174
TOTAL TELECOMMUNICATION SERVICES			43,315,062
UTILITIES - 3.1%
Electric Utilities - 2.1%
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (d)	Baa2	2,500,000	2,640,220
Avon Energy Partners Holdings:
6.46% 3/4/08 (d)	Baa3	1,500,000	1,464,963
7.05% 12/11/07 (d)	Baa3	3,000,000	3,027,621
Constellation Energy Group, Inc. 7% 4/1/12	Baa1	1,740,000	1,817,132
Detroit Edison Co. 6.125% 10/1/10	A3	2,350,000	2,342,224
Dominion Resources, Inc. 6.25% 6/30/12	Baa1	3,255,000	3,237,749
FirstEnergy Corp. 6.45% 11/15/11	Baa2	3,850,000	3,737,950
Hydro-Quebec 6.3% 5/11/11	A1	8,000,000	8,480,640
Israel Electric Corp. Ltd. 7.75% 12/15/27 (d)	A3	1,015,000	848,063
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	1,000,000	908,304
TECO Energy, Inc. 7% 5/1/12	A3	3,580,000	3,754,436

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Texas Utilities Co. 6.375% 1/1/08	Baa3	$ 205,000	$ 206,714
TXU Corp. 6.375% 6/15/06	Baa3	2,000,000	2,057,020
			34,523,036
Gas Utilities - 0.8%
Consolidated Natural Gas Co.:
5.375% 11/1/06	A3	2,190,000	2,197,783
6.85% 4/15/11	A3	445,000	463,086
El Paso Energy Corp. 7.75% 1/15/32	Baa2	1,705,000	1,581,115
Kinder Morgan Energy Partners LP 7.125% 3/15/12	Baa1	1,740,000	1,840,193
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (d)	Baa2	4,370,000	4,643,125
Sempra Energy 7.95% 3/1/10	A2	610,000	650,303
Texas Eastern Transmission Corp.:
5.25% 7/15/07	A2	805,000	805,950
7.3% 12/1/10	A2	1,270,000	1,359,538
			13,541,093
Multi-Utilities & Unregulated Power - 0.2%
Williams Companies, Inc.:
7.125% 9/1/11	Baa3	3,265,000	2,643,997
7.5% 1/15/31	Baa2	1,105,000	793,551
			3,437,548
TOTAL UTILITIES			51,501,677
TOTAL NONCONVERTIBLE BONDS (Cost $477,006,029)			472,906,455
U.S. Government and Government Agency Obligations - 16.8%

U.S. Government Agency Obligations - 5.2%
Fannie Mae:
5% 1/15/07	Aaa	6,180,000	6,348,671
5.125% 2/13/04	Aaa	4,000,000	4,150,384
7.25% 5/15/30	Aaa	17,684,000	20,137,124
Freddie Mac:
3.75% 4/15/04	Aaa	10,000	10,161
4.875% 3/15/07	Aaa	20,920,000	21,383,232
5.5% 7/15/06	Aaa	9,365,000	9,822,836
5.75% 3/15/09	Aaa	4,300,000	4,510,046
5.75% 1/15/12	Aaa	7,740,000	7,952,184
5.875% 3/21/11	Aa2	7,205,000	7,384,866
6.25% 7/15/32	Aaa	1,001,000	1,006,400
6.75% 3/15/31	Aaa	1,479,000	1,589,366
U.S. Government and Government Agency Obligations - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	Aaa	$ 1,117,231	$ 1,248,093
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	Aaa	2,222	2,287
Series 1993-D, 5.23% 5/15/05	Aaa	5,106	5,279
Series 1994-A, 7.12% 4/15/06	Aaa	4,305	4,601
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	Aaa	4,237	4,559
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-1, 6.88% 1/26/03	Aaa	2,353	2,388
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1994-195, 6.08% 8/15/04	-	61,075	63,397
Private Export Funding Corp. secured:
5.65% 3/15/03	Aaa	40,500	41,293
6.86% 4/30/04	Aaa	458,367	480,409
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			86,147,576
U.S. Treasury Obligations - 11.6%
U.S. Treasury Bonds:
6.125% 8/15/29	Aaa	10,365,000	11,008,242
6.25% 5/15/30	Aaa	26,525,000	28,732,994
6.625% 2/15/27	Aaa	4,000,000	4,491,240
11.25% 2/15/15	Aaa	14,060,000	21,843,532

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Treasury Notes:
3.375% 4/30/04	Aaa	$ 6,000,000	$ 6,063,300
3.5% 11/15/06	Aaa	1,400,000	1,375,063
5.75% 11/15/05	Aaa	40,000,000	42,687,520
6.125% 8/15/07	Aaa	32,225,000	35,123,413
7% 7/15/06	Aaa	35,000,000	39,094,685
TOTAL U.S. TREASURY OBLIGATIONS			190,419,989
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $272,195,005)			276,567,565
U.S. Government Agency - Mortgage Securities - 35.2%

Fannie Mae - 22.3%
5.5% 9/1/16 to 3/1/32	Aaa	35,314,606	34,980,726
5.5% 7/1/17 (e)	Aaa	24,010,943	24,018,446
6% 2/1/13 to 3/1/32 (e)	Aaa	86,335,868	86,954,790
6.5% 2/1/10 to 7/1/31	Aaa	111,151,179	114,071,636
6.5% 7/1/32 (e)	Aaa	68,419,798	69,724,050
7% 3/1/15 to 6/1/31	Aaa	12,266,613	12,760,956
7% 7/1/17 (e)	Aaa	5,340,000	5,603,663
7.5% 7/1/07 to 5/1/31	Aaa	19,287,745	20,303,836
8% 3/1/23 to 3/1/30	Aaa	630,855	677,361
8.5% 3/1/25 to 6/1/25	Aaa	10,025	10,797
TOTAL FANNIE MAE			369,106,261
Freddie Mac - 0.1%
8.5% 3/1/20 to 1/1/28	Aaa	1,195,315	1,287,199
Government National Mortgage Association - 12.8%
6% 8/15/08 to 4/15/31	Aaa	31,855,470	32,028,110
6.5% 10/15/27 to 10/15/31	Aaa	10,248,311	10,519,363
7% 1/15/28 to 4/15/32	Aaa	158,009,010	164,430,045
7.5% 3/15/06 to 10/15/28	Aaa	4,211,570	4,470,577
8% 2/15/17	Aaa	74,507	80,472
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			211,528,567
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $572,538,222)			581,922,027
Asset-Backed Securities - 3.7%
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
American Express Credit Account Master Trust 6.1% 12/15/06	A1	$ 1,500,000	$ 1,575,660
Capital One Master Trust 5.45% 3/16/09	Aaa	4,000,000	4,153,560
Chase Manhattan Auto Owner Trust:
5.06% 2/15/08	A2	735,000	756,016
5.07% 2/15/08	Aaa	4,900,000	4,991,875
Citibank Credit Card Issuance Trust 4.1% 12/7/06	Aaa	5,000,000	5,060,650
Discover Card Master Trust I 5.75% 12/15/08	Aaa	7,000,000	7,350,431
Ford Credit Auto Owner Trust:
5.54% 12/15/05	A1	1,400,000	1,450,750
5.71% 9/15/05	A1	755,000	788,385
Honda Auto Receivables Owner Trust:
4.67% 3/18/05	Aaa	3,080,000	3,150,686
5.09% 10/18/06	Aaa	1,640,000	1,693,562
Household Private Label Credit Card Master Note Trust I 5.5% 1/18/11	Aaa	4,875,000	5,063,335
JCPenney Master Credit Card Trust 5.5% 6/15/07	Aaa	7,000,000	7,245,378
MBNA Credit Card Master Note Trust:
2.2% 1/15/09 (f)	A2	12,100,000	12,096,219
5.75% 10/15/08	Aaa	1,800,000	1,895,133
Railcar Trust 7.75% 6/1/04	Aaa	276,550	290,878
Sears Credit Account Master Trust II:
6.75% 9/16/09	Aaa	2,255,000	2,437,430
7.5% 11/15/07	A2	1,300,000	1,373,840
TOTAL ASSET-BACKED SECURITIES (Cost $59,531,186)			61,373,788
Commercial Mortgage Securities - 3.4%

Chase Manhatten Bank-First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-1 Class A2, 7.439% 8/15/31	AAA	5,000,000	5,562,500
Commercial Mortgage Asset Trust sequential pay Series 1999-C1 Class A3, 6.64% 9/17/10	Aaa	5,000,000	5,375,000

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/1/09 (d)	Aaa	$ 3,677,027	$ 3,816,639
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A3, 6.55% 1/17/35	Aaa	2,075,000	2,198,875
Series 2000-C1 Class A2, 7.545% 4/15/62	AAA	1,100,000	1,232,444
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	1,080,000	1,133,349
Series 1998-C1 Class C, 6.78% 5/17/40	A	5,000,000	5,255,995
Series 2001-CKN5 Class AX, 1.1218% 9/15/34 (d)(f)(g)	Aaa	32,413,124	2,441,032
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 5/10/10	Aaa	3,000,000	3,369,777
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (d)	Aa2	500,000	537,969
Class C1, 7.52% 5/15/06 (d)	A2	500,000	537,969
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. sequential pay Series 2000-C3 Class A2, 6.957% 9/15/35	Aaa	2,000,000	2,179,375
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 12/15/11 (d)	Aaa	3,483,337	3,480,480
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (f)	Baa3	1,000,000	985,000
J.P. Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class A2, 7.77% 10/15/32	Aaa	3,745,000	4,203,014
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	Aaa	2,180,000	2,494,397
Series 2001-C3 Class A1, 6.058% 6/15/20	AAA	5,829,237	6,069,699
Commercial Mortgage Securities - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Nomura Asset Securities Corp. sequential pay Series 1998-D6 Class A1B, 6.59% 3/17/28	Aaa	$ 3,000,000	$ 3,224,670
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (d)	Aaa	2,500,000	2,653,906
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $54,884,071)			56,752,090
Foreign Government and Government Agency Obligations - 1.4%

British Columbia Province yankee 7% 1/15/03	Aa2	500,000	512,391
Chilean Republic 7.125% 1/11/12	Baa1	3,520,000	3,553,000
Malaysian Government 7.5% 7/15/11	Baa2	1,890,000	2,008,125
Ontario Province 6% 2/21/06	Aa3	1,800,000	1,908,162
Polish Government 6.25% 7/3/12	Baa1	4,005,000	4,009,365
Quebec Province:
yankee 7.125% 2/9/24	A1	250,000	271,343
7% 1/30/07	A1	1,000,000	1,100,985
United Mexican States:
7.5% 1/14/12	Baa2	7,500,000	7,415,625
9.875% 2/1/10	Baa2	2,290,000	2,559,075
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $23,027,275)			23,338,071
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (d) (Cost $1,706,548)	A2	1,725,000	1,769,534
Fixed-Income Funds - 7.6%
	Shares	Value (Note 1)
Fidelity Ultra-Short Central Fund (h) (Cost $125,000,006)	12,537,689	$ 124,624,629
Cash Equivalents - 9.0%
	Maturity Amount
Investments in repurchase agreements:
(U.S. Government Obligations), in a joint trading account at 2%, dated 6/28/02 due 7/1/02	$ 142,642,758	142,619,000
(U.S. Treasury Obligations), in a joint trading account at 1.75%, dated 6/28/02 due 7/1/02	6,243,912	6,243,000
TOTAL CASH EQUIVALENTS (Cost $148,862,000)		148,862,000
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $1,734,750,342)	1,748,116,159
NET OTHER ASSETS - (5.8)%	(95,992,515)
NET ASSETS - 100%	$ 1,652,123,644
Legend
(a) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(b) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(c) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $70,672,698 or 4.3% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(h) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $1,438,847,201 and $1,233,915,928, respectively, of which long-term U.S. government and government agency obligations aggregated $1,159,636,415 and $1,034,888,882, respectively.

Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $1,734,177,844. Net unrealized appreciation aggregated $13,938,315, of which $30,701,172 related to appreciated investment securities and $16,762,857 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $3,067,000 all of which will expire on December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $148,862,000) (cost $1,734,750,342) - See accompanying schedule		$ 1,748,116,159
Cash		600
Receivable for investments sold		32,930
Receivable for fund shares sold		5,203,329
Interest receivable		16,754,072
Total assets		1,770,107,090
Liabilities
Payable for investments purchased Regular delivery	$ 11,914,046
Delayed delivery	101,713,078
Payable for fund shares redeemed	3,593,353
Accrued management fee	589,419
Distribution fees payable	10,501
Other payables and accrued expenses	163,049
Total liabilities		117,983,446
Net Assets		$ 1,652,123,644
Net Assets consist of:
Paid in capital		$ 1,600,123,663
Undistributed net investment income		36,845,683
Accumulated undistributed net realized gain (loss) on investments		1,788,385
Net unrealized appreciation (depreciation) on investments		13,365,913
Net Assets		$ 1,652,123,644
Initial Class: Net Asset Value, offering price and redemption price per share ($1,602,928,246 ÷ 125,155,947 shares)		$ 12.81
Service Class: Net Asset Value, offering price and redemption price per share ($600,711 ÷ 47,023 shares)		$ 12.77
Service Class 2: Net Asset Value, offering price and redemption price per share ($48,594,687 ÷ 3,826,217 shares)		$ 12.70

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Interest		$ 40,764,209
Security lending		13,131
Total income		40,777,340
Expenses
Management fee	$ 3,308,480
Transfer agent fees	527,206
Distribution fees	38,512
Accounting and security lending fees	171,844
Non-interested trustees' compensation	2,709
Custodian fees and expenses	44,547
Audit	25,981
Legal	4,013
Miscellaneous	21,635
Total expenses before reductions	4,144,927
Expense reductions	(23,742)	4,121,185
Net investment income (loss)		36,656,155
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		6,399,819
Change in net unrealized appreciation (depreciation) on investment securities		3,092,321
Net gain (loss)		9,492,140
Net increase (decrease) in net assets resulting from operations		$ 46,148,295

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Operations
Net investment income (loss)	$ 36,656,155	$ 60,422,321
Net realized gain (loss)	6,399,819	18,264,143
Change in net unrealized appreciation (depreciation)	3,092,321	2,695,000
Net increase (decrease) in net assets resulting from operations	46,148,295	81,381,464
Distributions to shareholders from net investment income	(58,817,521)	(42,039,084)
Share transactions - net increase (decrease)	200,527,316	684,676,925
Total increase (decrease) in net assets	187,858,090	724,019,305
Net Assets
Beginning of period	1,464,265,554	740,246,249
End of period (including undistributed net investment income of $36,845,683 and undistributed net investment income of $59,683,304, respectively)	$ 1,652,123,644	$ 1,464,265,554
Other Information: Share Transactions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	25,638,069	119,844	3,273,522
Reinvested	4,614,396	357	68,663
Redeemed	(17,013,539)	(82,135)	(937,194)
Net increase (decrease)	13,238,926	38,066	2,404,991

Dollars Sold	$ 327,048,321	$ 1,512,632	$ 41,291,361
Reinvested	57,956,815	4,479	856,227
Redeemed	(215,381,433)	(1,033,908)	(11,727,178)
Net increase (decrease)	$ 169,623,703	$ 483,203	$ 30,420,410

Share Transactions	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
Shares Sold	76,499,188	-	1,835,171
Reinvested	3,464,378	483	3,730
Redeemed	(26,813,346)	-	(435,939)
Net increase (decrease)	53,150,220	483	1,402,962

Dollars Sold	$ 964,627,665	$ -	$ 23,132,398
Reinvested	41,988,258	5,847	44,979
Redeemed	(339,570,756)	-	(5,551,466)
Net increase (decrease)	$ 667,045,167	$ 5,847	$ 17,625,911

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 57,956,815	$ 4,479	$ 856,227

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 41,988,258	$ 5,847	$ 44,979

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 12.920	$ 12.590	$ 12.160	$ 12.960	$ 12.560	$ 12.240
Income from Investment Operations
Net investment income (loss) E	.303	.685 G	.771	.743	.725	.759
Net realized and unrealized gain (loss)	.097	.335 G	.499	(.873)	.335	.291
Total from investment operations	.400	1.020	1.270	(.130)	1.060	1.050
Distributions from net investment income	(.510)	(.690)	(.840)	(.510)	(.590)	(.730)
Distributions from net realized gain	-	-	-	(.160)	(.070)	-
Total distributions	(.510)	(.690)	(.840)	(.670)	(.660)	(.730)
Net asset value, end of period	$ 12.810	$ 12.920	$ 12.590	$ 12.160	$ 12.960	$ 12.560
Total Return B, C, D	3.17%	8.46%	11.22%	(1.05)%	8.85%	9.06%
Ratios to Average Net Assets F
Expenses before expense reductions	.54% A	.54%	.54%	.54%	.57%	.58%
Expenses net of voluntary waivers, if any	.54% A	.54%	.54%	.54%	.57%	.58%
Expenses net of all reductions	.54% A	.54%	.54%	.54%	.57%	.58%
Net investment income (loss)	4.81% A	5.47% G	6.50%	6.07%	5.85%	6.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,602,928	$ 1,445,925	$ 739,911	$ 658,852	$ 674,813	$ 324,525
Portfolio turnover rate	181% A	278%	154%	87%	239%	191%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000 F
Net asset value, beginning of period	$ 12.890	$ 12.580	$ 11.800
Income from Investment Operations
Net investment income (loss) E	.291	.674 H	.377
Net realized and unrealized gain (loss)	.089	.326 H	.403
Total from investment operations	.380	1.000	.780
Distributions from net investment income	(.500)	(.690)	-
Net asset value, end of period	$ 12.770	$ 12.890	$ 12.580
Total Return B, C, D	3.02%	8.30%	6.61%
Ratios to Average Net Assets G
Expenses before expense reductions	.64% A	.64%	.64% A
Expenses net of voluntary waivers, if any	.64% A	.64%	.64% A
Expenses net of all reductions	.64% A	.64%	.64% A
Net investment income (loss)	4.71% A	5.37% H	6.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 601	$ 115	$ 107
Portfolio turnover rate	181% A	278%	154%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start--up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000 F
Net asset value, beginning of period	$ 12.820	$ 12.540	$ 12.060
Income from Investment Operations
Net investment income (loss) E	.281	.643 H	.686
Net realized and unrealized gain (loss)	.099	.327 H	.634
Total from investment operations	.380	.970	1.320
Distributions from net investment income	(.500)	(.690)	(.840)
Net asset value, end of period	$ 12.700	$ 12.820	$ 12.540
Total Return B, C, D	3.04%	8.08%	11.69%
Ratios to Average Net Assets G
Expenses before expense reductions	.81% A	.82%	1.75% A
Expenses net of voluntary waivers, if any	.81% A	.82%	1.05% A
Expenses net of all reductions	.81% A	.82%	1.05% A
Net investment income (loss)	4.54% A	5.19% H	5.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,595	$ 18,225	$ 229
Portfolio turnover rate	181% A	278%	154%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

Investment Grade Bond Portfolio

Fidelity Variable Insurance Products: Mid Cap Portfolio - Service Class 2

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee). Returns from December 28, 1998 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Life of fund
Fidelity® VIP: Mid Cap - Service Class 2	1.59%	20.96%
S&P® MidCap 400	-4.72%	9.34%
Variable Annuity Mid-Cap Funds Average	-18.38%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's® MidCap 400 Index - a market capitalization-weighted index of 400 medium-capitalization stocks. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity mid-cap funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 143 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, December 28, 1998.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity ® Variable Insurance Products: Mid Cap Portfolio - Service Class 2 on December 28, 1998, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $19,493 - a 94.93% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $13,677 - a 36.77% increase.

The LipperSM variable annuity mid-cap core funds average reflects the performance of variable annuities with similar portfolio characteristics and capitalization. The variable annuity mid-cap supergroup average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year average annual total returns for the variable annuity mid-cap core was -7.78%. The one year average annual total returns for the variable annuity mid-cap supergroup average was -15.49%.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Thomas Allen, Portfolio Manager of Mid Cap Portfolio

Q. How did the fund perform, Tom?

A. The fund outperformed both the Standard & Poor's MidCap 400 Index, which returned -3.21% for the six-month period that ended on June 30, 2002, and the variable annuity mid-cap funds average monitored by Lipper Inc., which returned -13.06% for the same period. For the 12 months that ended on June 30, 2002, the fund outperformed both the S&P® MidCap index and the Lipper mid-cap funds average, which posted returns of -4.72% and -18.38%, respectively.

Q. What factors led to the fund's outperformance during the six-month period?

A. Overall, I think the fund benefited from being positioned cautiously. The biggest performance lift came from a significantly overweighted position in gold and mining stocks versus the S&P MidCap benchmark. Gold, in particular, has tended to do very well in previous bear markets. In view of what I thought would be continuing deterioration in the market, I added to the fund's position in the precious metal with the expectation that doing so would generate both strong absolute and relative performance. This strategy worked well, as our materials holdings solidly outperformed those of the index. Also helping relative performance was the fund's underweighting in technology, a sector that continued to show lackluster results based on overcapacity and slack demand. The fund lost ground as a result of its underweighting in bank stocks, which generally performed well on improving earnings, driven by interest rate cuts by the Federal Reserve Board.

Q. Has your investment strategy changed significantly over the past six months?

A. My view of the world really hasn't changed. I've been maintaining a defensive posture, while patiently looking for opportunities to invest in companies with strong balance sheets that I believe can generate earnings growth at a rate higher than the rest of the market. For the most part, that's been my strategy during the year I've managed the fund.

Q. Which individual holdings helped fund performance the most?

A. Of the top-10 contributors to performance, four were gold or mining stocks - Meridian Gold, Newmont Mining, Agnico-Eagle Mines and Harmony Gold - all of which benefited from rising worldwide gold prices. Three more of the fund's top-10 performers were in food-related businesses: Pepsi Bottling Group; Sonic Corp., which runs drive-in restaurants; and McCormick & Co., which distributes spices and seasonings. The fund also got a nice lift from specialty packaging manufacturer Pactiv Corp. and from Bio-Rad Labs, which makes test kits that help identify "Mad Cow Disease." The fund's position in Bio-Rad Labs was sold during the period.

Q. Which stocks detracted from performance?

A. There was a sector theme here as well. Five of the fund's biggest detractors were health care- or biotechnology-related. Performance was affected by negative earnings surprises, as well as by the overall impact of slowing profitability among large pharmaceutical companies, which probably hurt smaller companies in the food chain, such as fund holdings Invitrogen, Pharmaceutical Product Development and Waters Corp. CVS, the drugstore chain, gave back some of the gains it recognized during the second half of 2001 and was a disappointment during the most recent six-month period. Sumitomo Trust, a Japanese banking company, also underperformed based on persistent difficulties in the Japanese financial sector.

Q. What's your near-term outlook, Tom?

A. I remain cautious. Stocks are still expensive on an absolute basis and may go lower, while short-term interest rates are at extreme lows and may go higher. I'm also concerned that there isn't much pent-up consumer demand and that there's a lot of consumer debt in the economy. World geopolitical uncertainty is an ongoing concern as well. All told, I think there's sufficient reason to maintain the fund's defensive positioning as we look toward year end. At the same time, however, I think the market will present opportunities to invest in good growth stories at relatively reasonable prices.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: long-term growth of capital by investing primarily in common stocks of companies with medium-sized capitalizations

Start date: December 28, 1998

Size: as of June 30, 2002, more than $1.4 billion

Manager: Thomas Allen, since 2001; joined Fidelity in 1995

3

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Nucor Corp.	2.3
Meridian Gold, Inc.	2.2
Newmont Mining Corp. Holding Co.	2.1
Invitrogen Corp.	2.0
Principal Financial Group, Inc.	2.0
10.6
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Materials	19.8
Financials	13.3
Industrials	10.0
Consumer Discretionary	9.8
Health Care	9.3
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stocks and Equity Futures	89.7%
Bonds	0.3%
Short-Term Investments and Net Other Assets	10.0%

* Foreign investments	14.1%

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.0%
Gentex Corp. (a)	4,400	$ 120,868
Superior Industries International, Inc.	100	4,625
		125,493
Distributors - 0.0%
Advanced Marketing Services, Inc.	5,800	106,140
Hotels, Restaurants & Leisure - 2.1%
Jack in the Box, Inc. (a)	29,180	927,924
Outback Steakhouse, Inc. (a)	5,300	186,030
Sonic Corp. (a)	299,650	9,412,007
Wendys International, Inc.	464,200	18,489,086
William Hill PLC (a)	194,800	790,772
WMS Industries, Inc. (a)	8,600	105,350
		29,911,169
Household Durables - 0.1%
Ethan Allen Interiors, Inc.	38,200	1,331,270
Harman International Industries, Inc.	100	4,925
		1,336,195
Internet & Catalog Retail - 0.0%
1-800-FLOWERS.com, Inc. Class A (a)	100	1,116
eBay, Inc. (a)	1,900	117,078
GSI Commerce, Inc. (a)	100	755
NetFlix, Inc.	2,500	34,975
USA Interactive (a)	100	2,345
		156,269
Leisure Equipment & Products - 1.0%
Mattel, Inc.	312,000	6,576,960
Oakley, Inc. (a)	469,600	8,171,040
		14,748,000
Media - 0.6%
Belo Corp. Series A	115,600	2,613,716
Getty Images, Inc. (a)	100	2,177
LIN TV Corp. Class A	3,000	81,120
Pixar (a)	3,500	154,350
Regal Entertainment Group Class A	2,000	46,640
Scholastic Corp. (a)	100	3,790
Washington Post Co. Class B	4,400	2,398,000
XM Satellite Radio Holdings, Inc. Class A (a)	397,900	2,884,775
		8,184,568
Multiline Retail - 1.3%
99 Cents Only Stores (a)	87,600	2,246,940
Big Lots, Inc. (a)	100	1,968
Factory 2-U Stores, Inc. (a)	103,100	1,427,935
Saks, Inc. (a)	1,113,900	14,302,476
		17,979,319
Specialty Retail - 3.4%
AC Moore Arts & Crafts, Inc. (a)	4,300	203,605
Aeropostale, Inc.	900	24,633
AutoZone, Inc. (a)	206,200	15,939,260

	Shares	Value (Note 1)
Blockbuster, Inc. Class A	70,900	$ 1,907,210
CDW Computer Centers, Inc. (a)	86,300	4,039,703
Christopher & Banks Corp. (a)	22,100	934,830
Claire's Stores, Inc.	123,300	2,823,570
Cost Plus, Inc. (a)	100	3,046
Hot Topic, Inc. (a)	62,600	1,672,046
Michaels Stores, Inc. (a)	3,500	136,500
Movie Gallery, Inc. (a)	453,000	9,567,360
PETsMART, Inc. (a)	702,300	11,264,892
		48,516,655
Textiles Apparel & Luxury Goods - 1.3%
Columbia Sportswear Co. (a)	368,100	11,778,832
Quiksilver, Inc. (a)	236,300	5,860,240
Tropical Sportswear International Corp. (a)	4,400	97,636
Vans, Inc. (a)	61,600	500,254
		18,236,962
TOTAL CONSUMER DISCRETIONARY		139,300,770
CONSUMER STAPLES - 7.7%
Beverages - 2.1%
Pepsi Bottling Group, Inc.	752,000	23,161,600
PepsiAmericas, Inc.	471,500	7,044,210
		30,205,810
Food & Drug Retailing - 1.5%
CVS Corp.	406,700	12,445,020
George Weston Ltd.	43,450	3,596,238
United Natural Foods, Inc. (a)	223,974	4,367,493
Whole Foods Market, Inc. (a)	3,300	159,126
Wild Oats Markets, Inc. (a)	54,500	877,450
		21,445,327
Food Products - 3.6%
Central Garden & Pet Co. Class A (a)	100	1,753
Dean Foods Co. (a)	271,400	10,123,220
Dole Food Co., Inc.	104,100	3,003,285
Fresh Del Monte Produce Inc.	291,800	7,295,000
Hershey Foods Corp.	69,500	4,343,750
Horizon Organic Holding Corp. (a)	100	1,762
McCormick & Co., Inc. (non-vtg.)	543,200	13,987,400
Riviana Foods, Inc.	24,700	626,367
Sanderson Farms, Inc.	454,100	11,357,041
		50,739,578
Personal Products - 0.1%
Steiner Leisure Ltd. (a)	72,100	1,045,450
Tobacco - 0.4%
RJ Reynolds Tobacco Holdings, Inc.	110,300	5,928,625
TOTAL CONSUMER STAPLES		109,364,790
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - 8.0%
Energy Equipment & Services - 5.4%
BJ Services Co. (a)	213,610	$ 7,237,107
ENSCO International, Inc.	45,310	1,235,151
GlobalSantaFe Corp.	246,050	6,729,468
Grant Prideco, Inc. (a)	51,800	704,480
National-Oilwell, Inc. (a)	588,600	12,390,030
Oceaneering International, Inc. (a)	717,900	19,383,300
Pride International, Inc. (a)	373,500	5,849,010
Tidewater, Inc.	374,850	12,340,062
Varco International, Inc. (a)	368,748	6,467,831
W-H Energy Services, Inc. (a)	207,100	4,589,336
		76,925,775
Oil & Gas - 2.6%
Devon Energy Corp.	85,100	4,193,748
Equitable Resources, Inc.	88,800	3,045,840
Forest Oil Corp. (a)	76,500	2,174,895
Hurricane Hydrocarbons Class A	652,600	6,025,457
John Wood Group PLC	159,800	514,058
Premcor, Inc.	2,000	51,440
Suncor Energy, Inc.	1,161,400	20,374,095
Valero Energy Corp.	100	3,742
		36,383,275
TOTAL ENERGY		113,309,050
FINANCIALS - 13.3%
Banks - 3.0%
Associated Banc-Corp.	130,700	4,928,697
Boston Private Financial Holdings, Inc.	351,000	8,683,740
Colonial Bancgroup, Inc.	208,600	3,129,000
Commerce Bancorp, Inc., New Jersey	224,384	9,917,773
Hancock Holding Co.	100	6,738
Kookmin Bank sponsord ADR	319,400	15,698,510
Wintrust Financial Corp.	100	3,457
		42,367,915
Diversified Financials - 2.5%
Doral Financial Corp.	1,400	46,746
Investment Technology Group, Inc. (a)	103,700	3,390,990
Principal Financial Group, Inc.	893,500	27,698,500
Sumitomo Trust & Banking Ltd.	836,000	4,026,726
		35,162,962
Insurance - 3.2%
AFLAC, Inc.	2,800	89,600
Alleghany Corp.	39,236	7,494,076
American Medical Securities Group, Inc. (a)	38,700	926,865
Mercury General Corp.	34,500	1,673,250
Ohio Casualty Corp. (a)	99,500	2,079,550
Old Republic International Corp.	122,000	3,843,000
PMA Capital Corp. Class A	174,000	3,680,100
ProAssurance Corp. (a)	47,200	830,720

	Shares	Value (Note 1)
Progressive Corp.	63,900	$ 3,696,615
Protective Life Corp.	78,880	2,610,928
Reinsurance Group of America, Inc.	99,400	3,063,508
RenaissanceRe Holdings Ltd.	42,300	1,548,180
StanCorp Financial Group, Inc.	7,542	418,581
The MONY Group, Inc.	34,400	1,169,944
The PMI Group, Inc.	64,800	2,475,360
W.R. Berkley Corp.	187,300	10,301,500
Zenith National Insurance Corp.	300	9,555
		45,911,332
Real Estate - 4.6%
Apartment Investment & Management Co. Class A	324,200	15,950,640
AvalonBay Communities, Inc.	144,500	6,748,150
Heritage Property Investment Trust, Inc.	275,000	7,345,250
Hospitality Properties Trust (SBI)	106,200	3,876,300
New Plan Excel Realty Trust	162,900	3,393,207
ProLogis Trust	298,200	7,753,200
Regency Centers Corp.	134,400	3,984,960
Simon Property Group, Inc.	417,000	15,362,280
		64,413,987
TOTAL FINANCIALS		187,856,196
HEALTH CARE - 9.0%
Biotechnology - 3.1%
Charles River Labs International, Inc. (a)	442,100	15,495,605
Gilead Sciences, Inc. (a)	100	3,288
IDEC Pharmaceuticals Corp. (a)	200	7,090
Invitrogen Corp. (a)	873,900	27,973,539
		43,479,522
Health Care Equipment & Supplies - 1.7%
Apogent Technologies, Inc. (a)	100	2,057
Becton, Dickinson & Co.	100	3,445
CTI Molecular Imaging, Inc.	7,700	176,638
DENTSPLY International, Inc.	100	3,691
Edwards Lifesciences Corp. (a)	146,400	3,396,480
Guidant Corp. (a)	3,800	114,874
Kyphon, Inc.	1,000	14,580
Respironics, Inc. (a)	4,000	136,200
St. Jude Medical, Inc. (a)	111,500	8,234,275
Varian Medical Systems, Inc. (a)	297,400	12,059,570
		24,141,810
Health Care Providers & Services - 2.8%
AmSurg Corp. (a)	105,400	2,767,804
Coventry Health Care, Inc. (a)	369,000	10,486,980
First Health Group Corp. (a)	9,800	274,792
IMS Health, Inc.	812,600	14,586,170
McKesson Corp.	3,500	114,450
Medical Staffing Network Holdings, Inc.	700	17,150
MIM Corp. (a)	100	1,209
Omnicare, Inc.	203,400	5,341,284
Oxford Health Plans, Inc. (a)	100	4,646
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Patterson Dental Co. (a)	3,100	$ 156,023
Pharmaceutical Product Development, Inc. (a)	100	2,634
Priority Healthcare Corp. Class B (a)	100	2,350
Province Healthcare Co. (a)	100	2,236
Quest Diagnostics, Inc. (a)	1,600	137,680
ResCare, Inc. (a)	810,900	5,368,158
		39,263,566
Pharmaceuticals - 1.4%
Alpharma, Inc. Class A	100	1,698
Eon Labs, Inc.	91,500	1,627,785
ICN Pharmaceuticals, Inc.	95,700	2,316,897
Perrigo Co. (a)	14,200	184,600
SICOR, Inc. (a)	842,600	15,621,804
Watson Pharmaceuticals, Inc. (a)	5,200	131,404
		19,884,188
TOTAL HEALTH CARE		126,769,086
INDUSTRIALS - 10.0%
Aerospace & Defense - 1.6%
Alliant Techsystems, Inc. (a)	184,950	11,799,810
L-3 Communications Holdings, Inc. (a)	198,600	10,724,400
Veridian Corp.	2,000	45,400
		22,569,610
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	3,250	108,973
Expeditors International of Washington, Inc.	4,400	145,904
		254,877
Airlines - 0.0%
ExpressJet Holdings, Inc. Class A	4,000	52,200
Building Products - 0.0%
Crane Co.	100	2,538
Commercial Services & Supplies - 4.8%
Avery Dennison Corp.	100	6,275
Bright Horizons Family Solutions, Inc. (a)	43,500	1,440,285
CheckFree Corp. (a)	165,800	2,593,112
ChoicePoint, Inc. (a)	525,200	23,880,844
Coinstar, Inc. (a)	88,800	2,171,160
DeVry, Inc. (a)	3,900	89,076
DST Systems, Inc. (a)	223,000	10,193,330
Education Management Corp. (a)	100	4,073
eFunds Corp. (a)	475,700	4,513,917
H&R Block, Inc.	3,300	152,295
Ionics, Inc. (a)	100	2,425
Pittston Co. - Brinks Group	358,600	8,606,400
Tetra Tech, Inc. (a)	315,900	4,643,730
Viad Corp.	374,007	9,724,182
		68,021,104

	Shares	Value (Note 1)
Electrical Equipment - 0.5%
AMETEK, Inc.	60,700	$ 2,261,075
AstroPower, Inc. (a)	213,750	4,198,050
		6,459,125
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	61,900	2,784,262
Teleflex, Inc.	59,000	3,371,850
		6,156,112
Machinery - 2.6%
AGCO Corp. (a)	144,800	2,823,600
Alfa Laval AB	700,000	7,028,573
Graco, Inc.	445,800	11,207,412
Parker Hannifin Corp.	32,300	1,543,617
Pentair, Inc.	263,500	12,669,080
Tennant Co.	18,800	744,480
		36,016,762
Marine - 0.1%
Stelmar Shipping Ltd. (a)	120,300	1,785,252
TOTAL INDUSTRIALS		141,317,580
INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 0.7%
3Com Corp. (a)	440,300	1,937,320
Avocent Corp. (a)	252,600	4,021,392
Harris Corp.	10,200	369,648
Loral Space & Communications Ltd. (a)	678,100	671,319
Plantronics, Inc. (a)	158,400	3,011,184
Polycom, Inc. (a)	100	1,199
Scientific-Atlanta, Inc.	5,100	83,895
UTStarcom, Inc. (a)	100	2,017
		10,097,974
Computers & Peripherals - 0.7%
Drexler Technology Corp. (a)	436,700	9,432,720
Electronic Equipment & Instruments - 3.3%
Anritsu Corp.	633,000	4,456,964
Itron, Inc. (a)	152,000	3,986,960
Mettler-Toledo International, Inc. (a)	87,400	3,222,438
Symbol Technologies, Inc.	3,170,600	26,950,100
Tektronix, Inc. (a)	5,200	97,292
Teledyne Technologies, Inc. (a)	229,100	4,753,825
Waters Corp. (a)	105,120	2,806,704
		46,274,283
Internet Software & Services - 0.2%
Altiris, Inc.	9,500	49,324
AsiaInfo Holdings, Inc. (a)	100	1,325
CNET Networks, Inc. (a)	100	199
FreeMarkets, Inc. (a)	100	1,413
Overture Services, Inc. (a)	100	2,498
Plumtree Software, Inc.	1,000	4,980
Retek, Inc. (a)	92,800	2,255,040
		2,314,779
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Consulting & Services - 0.5%
Affiliated Computer Services, Inc. Class A (a)	100	$ 4,748
Manhattan Associates, Inc. (a)	5,000	160,800
SRA International, Inc. Class A	700	18,886
SunGard Data Systems, Inc. (a)	259,160	6,862,557
		7,046,991
Semiconductor Equipment & Products - 0.3%
Cypress Semiconductor Corp. (a)	197,630	3,000,023
International Rectifier Corp. (a)	100	2,915
LAM Research Corp. (a)	103,000	1,851,940
NVIDIA Corp. (a)	5,000	85,900
		4,940,778
Software - 0.4%
Borland Software Corp. (a)	7,700	79,310
Cerner Corp. (a)	80,100	3,831,183
Dassault Systemes SA sponsored ADR	100	4,475
Eclipsys Corp. (a)	100	656
Kronos, Inc. (a)	2,300	70,125
Legato Systems, Inc. (a)	7,000	25,200
Magma Design Automation, Inc.	100	1,680
National Instruments Corp. (a)	100	3,256
Renaissance Learning, Inc. (a)	100	2,022
Vastera, Inc. (a)	480,500	2,109,395
		6,127,302
TOTAL INFORMATION TECHNOLOGY		86,234,827
MATERIALS - 19.8%
Chemicals - 2.1%
Agrium, Inc.	441,200	4,303,468
Albemarle Corp.	189,300	5,820,975
Ecolab, Inc.	2,900	134,067
IMC Global, Inc.	365,000	4,562,500
International Flavors & Fragrances, Inc.	94,800	3,080,052
Potash Corp. of Saskatchewan	100	6,694
Praxair, Inc.	84,600	4,819,662
Sigma Aldrich Corp.	144,200	7,231,630
		29,959,048
Containers & Packaging - 2.3%
Packaging Corp. of America (a)	137,100	2,726,919
Pactiv Corp. (a)	1,019,500	24,264,100
Sealed Air Corp.	115,600	4,655,212
		31,646,231
Metals & Mining - 15.4%
Agnico-Eagle Mines Ltd.	1,072,430	15,630,616
AUR Resources, Inc. (a)	1,858,900	5,737,421
Barrick Gold Corp.	449,440	8,545,377
Carpenter Technology Corp.	102,200	2,944,382

	Shares	Value (Note 1)
Century Aluminum Co.	32,200	$ 479,458
Compania de Minas Buenaventura SA sponsored ADR	133,800	3,425,280
Falconbridge Ltd.	691,700	9,077,907
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	855,600	15,272,460
Gold Fields Ltd. sponsored ADR	326,900	3,667,818
Harmony Gold Mining Co. Ltd.	733,000	10,119,683
Liquidmetal Technologies	10,000	116,000
Meridian Gold, Inc. (a)	1,879,200	30,611,515
Newcrest Mining Ltd.	1,989,800	8,499,847
Newmont Mining Corp. Holding Co.	1,122,680	29,560,164
Nucor Corp.	496,100	32,266,339
Outokumpu Oyj (A Shares)	173,800	2,101,489
Phelps Dodge Corp.	138,600	5,710,320
Placer Dome, Inc.	586,530	6,575,882
Steel Dynamics, Inc. (a)	796,000	13,110,120
Teck Cominco Ltd. Class B (sub. vtg.)	1,550,900	14,063,757
Xstrata PLC (a)	43,300	563,466
		218,079,301
TOTAL MATERIALS		279,684,580
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.3%
CenturyTel, Inc.	123,700	3,649,150
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	1,654,100	5,706,645
TOTAL TELECOMMUNICATION SERVICES		9,355,795
UTILITIES - 5.3%
Electric Utilities - 1.6%
REPower Systems AG	127,100	3,905,033
TXU Corp.	352,000	18,145,600
		22,050,633
Gas Utilities - 2.0%
KeySpan Corp.	498,700	18,776,055
ONEOK, Inc.	195,100	4,282,445
Southwestern Energy Co. (a)	349,000	5,301,310
		28,359,810
Multi-Utilities & Unregulated Power - 1.7%
SCANA Corp.	797,400	24,615,738
TOTAL UTILITIES		75,026,181
TOTAL COMMON STOCKS (Cost $1,201,861,546)		1,268,218,855
Convertible Bonds - 0.3%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
HEALTH CARE - 0.3%
Biotechnology - 0.3%
Charles River Laboratories, Inc. 3.5% 2/1/22 (d) (Cost $3,800,000)	B+	$ 3,800,000	$ 4,232,250
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 1.68% 7/5/02 (e) (Cost $24,994)	-	25,000	24,995
Money Market Funds - 12.7%
	Shares
Fidelity Cash Central Fund, 1.89% (c)	143,937,117	143,937,117
Fidelity Securities Lending Cash Central Fund, 1.93% (c)	36,108,580	36,108,580
TOTAL MONEY MARKET FUNDS (Cost $180,045,697)		180,045,697
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $1,385,732,237)		1,452,521,797
NET OTHER ASSETS - (2.7)%		(38,441,210)
NET ASSETS - 100%		1,414,080,587
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
1 Midcap 400 Index Contracts	Sept. 2002	$ 245,150	$ (9,431)
The face value of futures purchased as a percentage of net assets - 0.0%
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,232,250 or 0.3% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $24,995.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,313,425,778 and $1,007,652,007.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $136,941 for the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.9%
Canada	8.8
Korea (South)	1.1
South Africa	1.0
Others (individually less than 1%)	3.2
100.0%
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $1,387,499,346. Net unrealized appreciation aggregated $65,022,451, of which $134,452,974 related to appreciated investment securities and $69,430,523 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $58,214,000 of which $15,428,000 and $42,786,000 will expire on December 31, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $34,834,927) (cost $1,385,732,237) - See accompanying schedule		$ 1,452,521,797
Cash		1,271
Receivable for fund shares sold		2,100,796
Dividends receivable		1,229,286
Interest receivable		270,305
Receivable for daily variation on futures contracts		1,275
Other receivables		311,566
Total assets		1,456,436,296
Liabilities
Payable for investments purchased	$ 3,587,455
Payable for fund shares redeemed	1,789,008
Accrued management fee	692,100
Distribution fees payable	111,961
Other payables and accrued expenses	66,605
Collateral on securities loaned, at value	36,108,580
Total liabilities		42,355,709
Net Assets		$ 1,414,080,587
Net Assets consist of:
Paid in capital		$ 1,408,117,469
Undistributed net investment income		2,460,952
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(63,280,795)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		66,782,961
Net Assets		$ 1,414,080,587
Initial Class: Net Asset Value, offering price and redemption price per share ($625,273,100 ÷ 32,614,518 shares)		$ 19.17
Service Class: Net Asset Value, offering price and redemption price per share ($415,960,546 ÷ 21,744,367 shares)		$ 19.13
Service Class 2: Net Asset Value, offering price and redemption price per share ($372,846,941 ÷ 19,555,234 shares)		$ 19.07

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 6,033,211
Interest		1,269,580
Security lending		144,535
Total income		7,447,326
Expenses
Management fee	$ 3,776,763
Transfer agent fees	456,463
Distribution fees	565,280
Accounting and security lending fees	158,485
Non-interested trustees' compensation	2,090
Custodian fees and expenses	39,527
Audit	12,656
Legal	8,001
Miscellaneous	34,016
Total expenses before reductions	5,053,281
Expense reductions	(505,659)	4,547,622
Net investment income (loss)		2,899,704
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(2,373,439)
Foreign currency transactions	(25,528)
Futures contracts	(19,512)
Total net realized gain (loss)		(2,418,479)
Change in net unrealized appreciation (depreciation) on: Investment securities	(25,178,927)
Assets and liabilities in foreign currencies	3,233
Futures contracts	(9,431)
Total change in net unrealized appreciation (depreciation)		(25,185,125)
Net gain (loss)		(27,603,604)
Net increase (decrease) in net assets resulting from operations		$ (24,703,900)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,899,704	$ 9,952,192
Net realized gain (loss)	(2,418,479)	(21,695,188)
Change in net unrealized appreciation (depreciation)	(25,185,125)	(14,911,862)
Net increase (decrease) in net assets resulting from operations	(24,703,900)	(26,654,858)
Distributions to shareholders from net investment income	(10,315,464)	-
Share transactions - net increase (decrease)	297,144,685	233,603,651
Total increase (decrease) in net assets	262,125,321	206,948,793
Net Assets
Beginning of period	1,151,955,266	945,006,473
End of period (including undistributed net investment income of $2,460,952 and undistributed net investment income of $9,876,712, respectively)	$ 1,414,080,587	$ 1,151,955,266
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	4,875,356	3,990,166	10,207,775
Reinvested	277,413	161,340	101,720
Redeemed	(1,878,423)	(1,169,810)	(1,545,515)
Net increase (decrease)	3,274,346	2,981,696	8,763,980
Dollars
Sold	$ 97,064,092	$ 78,829,203	$ 200,685,097
Reinvested	5,301,369	3,078,362	1,935,732
Redeemed	(36,828,613)	(22,835,576)	(30,084,981)
Net increase (decrease)	$ 65,536,848	$ 59,071,989	$ 172,535,848

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2
Sold	9,676,112	9,095,820	8,986,545
Reinvested	-	-	-
Redeemed	(9,413,601)	(4,323,424)	(1,810,628)
Net increase (decrease)	262,511	4,772,396	7,175,917
Dollars
Sold	$ 182,558,139	$ 170,632,678	$ 167,539,684
Reinvested	-	-	-
Redeemed	(173,494,579)	(80,200,595)	(33,431,676)
Net increase (decrease)	$ 9,063,560	$ 90,432,083	$ 134,108,008

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 5,301,369	$ 3,078,363	$ 1,935,732
From net realized gain	-	-	-
Total	$ 5,301,369	$ 3,078,363	$ 1,935,732

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ -	$ -	$ -
From net realized gain	-	-	-
Total	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 19.60	$ 20.26	$ 15.25	$ 10.31	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.20	.19	-	-
Net realized and unrealized gain (loss)	(.30)	(.86)	4.95	5.05	.31
Total from investment operations	(.25)	(.66)	5.14	5.05	.31
Distributions from net investment income	(.18)	-	(.08)	-	-
Distributions from net realized gain	-	-	-	(.09)	-
Distributions in excess of net realized gain	-	-	(.05)	(.02)	-
Total distributions	(.18)	-	(.13)	(.11)	-
Net asset value, end of period	$ 19.17	$ 19.60	$ 20.26	$ 15.25	$ 10.31
Total Return B,C,D	(1.27)%	(3.26)%	33.78%	49.04%	3.10%
Ratios to Average Net Assets G
Expenses before expense reductions	.69% A	.69%	.74%	3.34%	115.88% A
Expenses net of voluntary waivers, if any	.69% A	.69%	.74%	1.00%	1.00% A
Expenses net of all reductions	.61% A	.62%	.69%	.97%	1.00% A
Net investment income (loss)	.53% A	1.06%	1.01%	.01%	(.27)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 625,273	$ 574,934	$ 589,026	$ 1,744	$ 516
Portfolio turnover rate	171% A	144%	245%	163%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of sale of shares) to December 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 19.54	$ 20.22	$ 15.24	$ 10.31	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.18	.17	(.01)	-
Net realized and unrealized gain (loss)	(.29)	(.86)	4.93	5.05	.31
Total from investment operations	(.25)	(.68)	5.10	5.04	.31
Distributions from net investment income	(.16)	-	(.07)	-	-
Distributions from net realized gain	-	-	-	(.09)	-
Distributions in excess of net realized gain	-	-	(.05)	(.02)	-
Total distributions	(.16)	-	(.12)	(.11)	-
Net asset value, end of period	$ 19.13	$ 19.54	$ 20.22	$ 15.24	$ 10.31
Total Return B,C,D	(1.28)%	(3.36)%	33.54%	48.94%	3.10%
Ratios to Average Net Assets G
Expenses before expense reductions	.79% A	.79%	.84%	3.41%	115.96% A
Expenses net of voluntary waivers, if any	.79% A	.79%	.84%	1.10%	1.10% A
Expenses net of all reductions	.71% A	.72%	.79%	1.07%	1.10% A
Net investment income (loss)	.43% A	.96%	.92%	(.09)%	(.35)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 415,961	$ 366,665	$ 282,941	$ 25,908	$ 516
Portfolio turnover rate	171% A	144%	245%	163%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of sale of shares) to December 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 19.49	$ 20.20	$ 14.82
Income from Investment Operations
Net investment income (loss) E	.03	.15	.14
Net realized and unrealized gain (loss)	(.29)	(.86)	5.35
Total from investment operations	(.26)	(.71)	5.49
Distributions from net investment income	(.16)	-	(.06)
Distributions in excess of net realized gain	-	-	(.05)
Total distributions	(.16)	-	(.11)
Net asset value, end of period	$ 19.07	$ 19.49	$ 20.20
Total Return B,C,D	(1.33)%	(3.51)%	37.12%
Ratios to Average Net Assets G
Expenses before expense reductions	.94% A	.94%	.99% A
Expenses net of voluntary waivers, if any	.94% A	.94%	.99% A
Expenses net of all reductions	.86% A	.88%	.94% A
Net investment income (loss)	.28% A	.81%	.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 372,847	$ 210,356	$ 73,039
Portfolio turnover rate	171% A	144%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Fidelity Variable Insurance Products: Money Market Portfolio - Service Class 2

Performance

To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee), and returns prior to January 12, 2000 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the past five year and past ten year total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Money Market - Service Class 2	2.23%	4.81%	4.73%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Yield

	7/2/02	4/2/02	1/1/02	10/2/01	7/3/01
Fidelity VIP: Money Market - Service Class 2	1.45%	1.62%	1.85%	3.00%	3.62%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year.

Comparing Performance

The U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. A money market fund returns to its shareholders income earned by the fund's investments after expenses.

3

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Robert Duby, Portfolio Manager of Money Market Portfolio

Q. Bob, what was the investment environment like during the six months that ended June 30, 2002?

A. At the beginning of the period, the Federal Reserve Board had just finished an aggressive easing of monetary policy, having driven short-term interest rates to their lowest level in 40 years. The rate banks charge each other for overnight loans - known as the fed funds target rate - stood at 1.75% on January 1, 2002. Since then, the Fed has kept the target rate unchanged, although it moved from a bias toward lowering rates to support the economy to a more neutral stance. Earlier in 2002, many market participants expected the economy to rebound enough to encourage the Fed to reverse course and quickly raise rates. In fact, some expected the Fed to hike rates as early as May or June. However, generally positive economic data in the first quarter of 2002 turned mixed during early April and May. Nevertheless, the duration of the economic downturn remained mild by historical standards due to increased federal government spending and the delayed effect of the Fed's 2001 rate cuts. While pockets of weakness still existed, manufacturing was generally on the mend. However, weak business spending held back a full recovery, as did corporate governance scandals that eroded investor confidence in the financial markets.

Q. What other factors influenced the money markets?

A. The need for improved corporate governance has been an important factor within the money markets, one that led to greater volatility. In some instances, companies shut out of the commercial paper market due to investor hesitancy about their credit quality were forced to look elsewhere for funding. The amount of commercial paper outstanding fell dramatically during the period as a consequence, further exacerbated by the reduced corporate funding requirements associated with a slow business environment. The diminished supply of commercial paper combined with a record dollar volume of money market fund inflows during 2001 kept downward pressure on short-term market rates into 2002, even after the Fed had concluded its easing campaign.

Q. What was your strategy with the fund?

A. During the period, I looked to keep the average maturity of the portfolio relatively long because longer maturities offered more attractive risk/reward tradeoffs at a time when Fed action appeared increasingly unlikely. Credit quality concerns dominated my strategy throughout the period. In response, I used government agency discount notes during most of the period as the primary vehicle for adjusting maturities. As economic signs improved early this year, we began investing in corporate issuers with stronger financial profiles.

Q. What's your outlook, Bob?

A. The Fed's aggressive monetary policy in 2001 laid the foundation for surprisingly positive economic activity in the first quarter of 2002. The economy appears to have weathered the shocks of September 11 and the bursting of the technology bubble. At this point, the Fed's overriding objective appears to be one of nurturing the economic recovery. Benign inflation, excess capacity and soft economic data remove the need for the Fed to urgently increase rates in the near future. When business investment shows sustainable signs of strength, the Fed will likely begin to gradually raise rates. Given this environment, we are currently maintaining a neutral posture.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based upon market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: income and share-price stability by investing in high-quality, short-term instruments

Start date: April 1, 1982

Size: as of June 30, 2002, more than $2.7 billion

Manager: Robert Duby, since 1997; joined Fidelity in 1982

3

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Bank One Corp. 8/1/02	1.86%	$ 15,000,000	$ 15,056,407
Certificates of Deposit - 48.5%
Domestic Certificates Of Deposit - 0.7%
Citibank NA, New York
9/4/02	1.82%	15,000,000	15,000,000
U.S. Bank NA, Cincinnati
11/1/02	1.95	5,000,000	5,000,000
			20,000,000
London Branch, Eurodollar, Foreign Banks - 28.6%
ABN-AMRO Bank NV
8/19/02	1.90	5,000,000	5,000,000
8/19/02	1.93	20,000,000	20,000,000
11/8/02	2.00	5,000,000	5,000,000
11/12/02	1.96	35,000,000	35,000,000
Australia & New Zealand Banking Group Ltd.
12/16/02	2.11	30,000,000	30,000,000
Banco Bilbao Vizcaya Argentaria SA
8/30/02	1.82	30,000,000	30,001,406
Barclays Bank PLC
9/16/02	1.97	35,000,000	34,998,512
9/19/02	2.01	25,000,000	25,000,000
10/28/02	2.04	25,000,000	25,000,000
11/12/02	1.96	10,000,000	10,000,000
12/13/02	2.07	5,000,000	5,000,000
Bayerische Hypo-und Vereinsbank AG
8/19/02	1.85	5,000,000	5,000,000
9/27/02	1.82	100,000,000	99,999,999
11/8/02	2.05	10,000,000	10,000,000
BNP Paribas SA
12/17/02	2.10	15,000,000	15,000,000
12/31/02	2.23	25,000,000	25,000,000
Credit Agricole Indosuez
12/31/02	2.24	5,000,000	5,000,000
Deutsche Bank AG
9/12/02	2.02	15,000,000	15,000,000
12/13/02	2.07	5,000,000	5,000,000
12/31/02	2.25	5,000,000	5,002,976
Dresdner Bank AG
11/13/02	2.03	5,000,000	5,000,000
Halifax PLC
8/27/02	1.96	10,000,000	10,000,000
11/8/02	2.00	15,000,000	15,000,000
11/12/02	1.96	10,000,000	10,000,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
HBOS Treasury Services PLC
9/20/02	1.81% (a)	$ 50,000,000	$ 50,000,000
10/2/02	1.81	50,000,000	50,000,000
ING Bank NV
8/22/02	1.96	5,000,000	5,000,000
9/13/02	1.82	10,000,000	10,000,000
Landesbank Baden-Wuerttemberg
11/18/02	2.00	5,000,000	5,000,000
Landesbank Hessen-Thuringen
7/22/02	1.76	10,000,000	10,000,000
Lloyds TSB Bank PLC
9/12/02	2.00	9,000,000	9,000,000
9/27/02	2.00	20,000,000	20,000,000
9/30/02	2.01	20,000,000	20,000,000
12/31/02	2.22	25,000,000	25,000,313
12/31/02	2.23	25,000,000	25,000,000
National Australia Bank Ltd.
7/31/02	1.94	5,000,000	5,000,000
12/31/02	2.23	18,000,000	18,000,000
Nordea Bank Finland PLC
8/22/02	1.94	5,000,000	5,000,000
Nordea North America, Inc.
11/12/02	1.97	5,000,000	5,000,000
RaboBank Nederland Coop. Central
8/15/02	1.95	15,000,000	14,999,992
Royal Bank of Scotland PLC
7/5/02	1.95	25,000,000	25,000,000
7/8/02	1.94	25,000,000	25,000,000
Societe Generale
12/31/02	2.15	5,000,000	5,000,000
Westdeutsche Landesbank Girozentrale
8/12/02	2.00	5,000,000	4,999,497
11/8/02	2.01	10,000,000	10,000,000
			797,002,695
New York Branch, Yankee Dollar, Foreign Banks - 19.2%
Abbey National Treasury Services PLC
7/3/02	1.75 (b)	25,000,000	24,988,622
7/10/02	1.75 (b)	10,000,000	9,995,348
Bayerische Hypo-und Vereinsbank AG
7/8/02	2.00	10,000,000	9,999,731
7/31/02	1.85	10,000,000	9,998,551
Bayerische Landesbank Girozentrale
7/5/02	1.96	5,000,000	5,000,000
BNP Paribas SA
9/5/02	2.00	25,000,000	25,000,000
9/16/02	2.00	15,000,000	15,000,000
9/25/02	2.00	15,000,000	15,000,000
12/13/02	2.08	10,000,000	10,000,000
12/31/02	2.21	20,000,000	20,000,000
12/31/02	2.23	5,000,000	5,000,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
New York Branch, Yankee Dollar, Foreign Banks - continued
Canadian Imperial Bank of Commerce
7/22/02	1.77%	$ 5,000,000	$ 5,000,000
Credit Agricole Indosuez
7/1/02	1.93 (b)	10,000,000	9,995,427
12/13/02	2.08	15,000,000	15,000,000
Deutsche Bank AG
7/1/02	1.76 (b)	50,000,000	49,993,699
7/8/02	1.73 (b)	50,000,000	49,987,014
7/22/02	1.74 (b)	10,000,000	9,995,603
Dexia Bank SA
7/15/02	1.74 (b)	5,000,000	4,998,833
7/22/02	1.75 (b)	5,000,000	4,998,168
7/26/02	1.75 (b)	10,000,000	9,995,848
Lloyds TSB Bank PLC
7/2/02	1.74 (b)	5,000,000	4,997,741
National Westminster Bank PLC
7/5/02	4.10	30,000,000	29,996,858
Royal Bank of Canada
7/8/02	1.76 (b)	25,000,000	24,996,212
7/19/02	1.75 (b)	10,000,000	9,998,126
7/25/02	1.74 (b)	15,000,000	14,993,378
7/31/02	1.74 (b)	25,000,000	24,988,687
11/20/02	2.55	28,500,000	28,481,919
Societe Generale
7/15/02	1.74 (b)	5,000,000	4,998,901
7/22/02	1.76 (b)	15,000,000	14,995,677
7/25/02	1.76 (b)	25,000,000	24,989,678
Svenska Handelsbanken AB
8/1/02	1.75 (a)(b)	10,000,000	9,994,466
Toronto-Dominion Bank
7/22/02	1.74 (b)	5,000,000	4,997,801
UBS AG
11/27/02	2.56	25,000,000	25,000,000
			533,376,288
TOTAL CERTIFICATES OF DEPOSIT			1,350,378,983
Commercial Paper - 28.1%

Amsterdam Funding Corp.
7/15/02	1.80	50,000,000	49,965,000
Aspen Funding Corp.
8/5/02	1.95	5,000,000	4,990,618
Citibank Credit Card Master Trust I (Dakota Certificate Program)
7/8/02	1.81	50,000,000	49,982,403
7/16/02	1.80	10,000,000	9,992,500
7/22/02	1.80	45,000,000	44,952,750
8/7/02	1.82	30,000,000	29,944,192
Commerzbank U.S. Finance, Inc.
8/1/02	1.85	15,000,000	14,976,104

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Corporate Receivables Corp.
7/24/02	1.80%	$ 50,000,000	$ 49,942,500
8/5/02	1.80	25,000,000	24,956,250
DaimlerChrysler North America Holding Corp.
7/16/02	2.08	5,000,000	4,995,688
Edison Asset Securitization LLC
10/3/02	1.92	15,000,000	14,925,583
10/3/02	1.94	5,000,000	4,974,933
11/1/02	2.02	10,000,000	9,931,667
Falcon Asset Securitization Corp.
7/10/02	1.80	50,000,000	49,977,500
7/18/02	1.80	25,000,000	24,978,750
8/5/02	1.84	15,000,000	14,973,167
8/28/02	1.85	5,000,000	4,985,178
Fleet Funding Corp.
9/10/02	1.82	5,000,000	4,982,151
Ford Motor Credit Co.
7/11/02	2.03	10,000,000	9,994,389
7/15/02	2.04	5,000,000	4,996,033
7/15/02	2.05	5,000,000	4,996,033
GE Capital International Funding, Inc.
8/19/02	1.84	25,000,000	24,937,729
General Electric Capital Corp.
9/10/02	1.95	5,000,000	4,980,968
9/11/02	1.99	5,000,000	4,980,300
12/9/02	2.10	10,000,000	9,907,425
General Electric Capital Services, Inc.
8/19/02	1.92	5,000,000	4,987,001
General Mills, Inc.
7/1/02	2.05	5,000,000	5,000,000
7/16/02	2.02	3,909,000	3,905,710
7/22/02	2.02	5,000,000	4,994,108
7/29/02	2.02	3,000,000	2,995,287
Montauk Funding Corp.
7/18/02	1.82	35,000,000	34,970,085
9/30/02	1.88	25,000,000	24,881,826
Morgan Stanley
7/1/02	2.08 (b)	40,000,000	40,000,000
Newcastle (Discover Card Master Trust)
8/5/02	1.81	5,000,000	4,991,250
8/6/02	1.83	5,000,000	4,990,900
9/12/02	1.82	5,000,000	4,981,649
9/13/02	1.82	5,000,000	4,981,397
Phillips Petroleum Co.
7/15/02	2.02	5,000,000	4,996,072
7/16/02	2.00	5,000,000	4,995,833
7/29/02	2.04	5,000,000	4,992,067
Quincy Capital Corp.
8/16/02	1.81	10,000,000	9,977,000
RaboBank Nederland Coop. Central
7/8/02	1.90	10,000,000	9,996,344
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Receivables Capital Corp.
7/24/02	1.80%	$ 5,000,000	$ 4,994,250
Sears Roebuck Acceptance Corp.
8/27/02	2.13	5,000,000	4,983,217
Sheffield Receivables Corp.
7/25/02	1.82	50,000,000	49,939,500
The Walt Disney Co.
8/6/02	2.16	5,000,000	4,989,250
UBS Finance, Inc.
10/28/02	1.98	27,237,000	27,060,535
Variable Funding Capital Corp.
8/5/02	1.81	25,000,000	24,956,250
Wyeth
7/8/02	1.87	5,000,000	4,998,182
8/12/02	1.88	5,000,000	4,989,092
TOTAL COMMERCIAL PAPER			782,766,616
Federal Agencies - 5.4%

Fannie Mae - 5.4%
Agency Coupons - 1.8%
7/1/02	1.83 (b)	50,000,000	49,986,444
Discount Notes - 3.6%
7/15/02	1.89	50,000,000	49,963,639
7/26/02	3.61	25,000,000	24,939,410
11/6/02	1.93	25,000,000	24,830,222
			99,733,271
TOTAL FEDERAL AGENCIES			149,719,715
Bank Notes - 3.2%

American Express Centurion Bank
7/15/02	1.81 (b)	5,000,000	5,000,000
7/26/02	1.81 (b)	5,000,000	5,000,000
Bank of America NA
8/14/02	1.93	20,000,000	20,000,000
Bank One NA, Chicago
7/17/02	1.94 (b)	25,000,000	25,016,854
U.S. Bank NA, Cincinnati
7/27/02	1.77 (b)	25,000,000	24,991,933
World Savings Bank FSB
9/4/02	1.82	10,000,000	9,999,461
TOTAL BANK NOTES			90,008,248
Master Notes - 2.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
General Motors Acceptance Corp. Mortgage Credit
7/1/02	2.29%	$ 25,000,000	$ 25,000,000
Goldman Sachs Group, Inc.
8/28/02	1.90 (c)	20,000,000	20,000,000
9/25/02	1.97 (c)	20,000,000	20,000,000
TOTAL MASTER NOTES			65,000,000
Medium-Term Notes - 4.0%

AT&T Corp.
8/6/02	3.05 (b)	25,000,000	25,000,000
Bank One Corp.
9/16/02	2.02 (b)	20,000,000	20,007,717
Citigroup, Inc.
7/12/02	1.81 (b)	5,000,000	5,000,000
General Electric Capital Corp.
7/9/02	1.87 (b)	20,000,000	20,000,000
7/29/02	1.84 (b)	10,000,000	10,000,000
Harwood Street Funding I LLC
7/22/02	1.96 (b)	10,000,000	10,000,000
Household Finance Corp.
9/20/02	1.98 (b)	10,000,000	9,991,538
Sheffield Receivables Corp.
7/22/02	1.80 (b)	5,000,000	5,000,000
Variable Funding Capital Corp.
7/19/02	1.79 (b)	5,000,000	4,999,899
TOTAL MEDIUM-TERM NOTES			109,999,154
Short-Term Notes - 2.8%

Jackson National Life Insurance Co.
7/1/02	2.19 (b)(c)	7,000,000	7,000,000
Metropolitan Life Insurance Co.
7/1/02	2.23 (b)(c)	10,000,000	10,000,000
Monumental Life Insurance Co.
7/1/02	1.98 (b)(c)	5,000,000	5,000,000
7/1/02	2.01 (b)(c)	5,000,000	5,000,000
New York Life Insurance Co.
7/1/02	2.16 (b)(c)	20,000,000	20,000,000
Pacific Life Insurance Co.
7/8/02	1.99 (b)(c)	5,000,000	5,000,000
SMM Trust 2001 M
9/13/02	1.89 (b)(c)	15,000,000	15,000,000
Transamerica Occidental Life Insurance Co.
8/1/02	2.08 (b)(c)	10,000,000	10,000,000
TOTAL SHORT-TERM NOTES			77,000,000
Repurchase Agreements - 5.6%
	Maturity Amount	Value (Note 1)
In a joint trading account (U.S. Government Obligations) dated 6/28/02 due 7/1/02 At 2%	$ 16,620,768	$ 16,618,000
With:
Bank of America NA At 2.08%, dated 6/28/02 due 7/1/02 (Commercial Paper Obligations) (principal amount $71,578,742) 0% - 2.05%, 7/12/02 - 8/22/02	70,012,133	70,000,000
J.P. Morgan Securities At 2.06%, dated 6/28/02 due 7/1/02 (Corporate Obligations) (principal amount $64,785,000) 0% - 7.65%, 8/2/02 - 4/15/16	70,012,017	70,000,000
TOTAL REPURCHASE AGREEMENTS		156,618,000
TOTAL INVESTMENT PORTFOLIO - 100.4%	2,796,547,123
NET OTHER ASSETS - (0.4)%	(10,391,034)
NET ASSETS - 100%	$ 2,786,156,089
Total Cost for Income Tax Purposes $ 2,796,547,123
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Goldman Sachs Group, Inc.: 1.90%, 8/28/02	6/11/02	$ 20,000,000.00
1.97%, 9/25/02	5/23/02	$ 20,000,000.00
Jackson National Life Insurance Co. 2.19%, 7/1/02	7/6/99	$ 7,000,000.00
Metropolitan Life Insurance Co. 2.23%, 7/1/02	3/26/02	$ 10,000,000.00
Monumental Life Insurance Co.: 1.98%, 7/1/02	9/17/98	$ 5,000,000.00
2.01%, 7/1/02	3/12/99	$ 5,000,000.00
New York Life Insurance Co. 2.16%, 7/1/02	2/28/02	$ 20,000,000.00
Pacific Life Insurance Co 1.99%, 7/8/02	9/6/01	$ 5,000,000.00
SMM Trust 2001 M 1.89%, 9/13/02	12/11/01	$ 15,000,000.00
Transamerica Occidental Life Insurance Co. 2.08%, 8/1/02	4/28/00	$ 10,000,000.00
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $117,000,000 or 4.2% of net assets.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Fidelity Variable Insurance Products: Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $156,618,000) - See accompanying schedule		$ 2,796,547,123
Receivable for fund shares sold		47,079,343
Interest receivable		7,321,263
Total assets		2,850,947,729
Liabilities
Payable to custodian bank	$ 55,950
Payable for investments purchased on a delayed delivery basis	59,994,466
Payable for fund shares redeemed	3,794,280
Accrued management fee	461,108
Distribution fees payable	12,813
Other payables and accrued expenses	473,023
Total liabilities		64,791,640
Net Assets		$ 2,786,156,089
Net Assets consist of:
Paid in capital		$ 2,786,175,816
Accumulated net realized gain (loss) on investments		(19,727)
Net Assets		$ 2,786,156,089
Initial Class: Net Asset Value, offering price and redemption price per share ($2,719,610,590 ÷ 2,719,615,852 shares)		$ 1.00
Service Class: Net Asset Value, offering price and redemption price per share ($8,402,418 ÷ 8,400,860 shares)		$ 1.00
Service Class 2: Net Asset Value, offering price and redemption price per share ($58,143,081 ÷ 58,144,048 shares)		$ 1.00

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Interest		$ 28,282,191
Expenses
Management fee	$ 2,686,835
Transfer agent fees	906,234
Distribution fees	60,816
Accounting fees and expenses	122,336
Non-interested trustees' compensation	4,537
Custodian fees and expenses	25,112
Registration fees	846
Audit	13,510
Legal	7,412
Miscellaneous	86,229
Total expenses before reductions	3,913,867
Expense reductions	(2,739)	3,911,128
Net investment income		24,371,063
Net Realized Gain (Loss) on Investment securities		(20,578)
Net increase in net assets resulting from operations		$ 24,350,485

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Operations
Net investment income	$ 24,371,063	$ 105,115,032
Net realized gain (loss)	(20,578)	71,154
Net increase (decrease) in net assets resulting from operations	24,350,485	105,186,186
Distributions to shareholders from net investment income	(24,371,063)	(105,115,032)
Share transactions - net increase (decrease)	(13,611,920)	566,164,645
Total increase (decrease) in net assets	(13,632,498)	566,235,799
Net Assets
Beginning of period	2,799,788,587	2,233,552,788
End of period	$ 2,786,156,089	$ 2,799,788,587

Other Information:
Share Transactions at net asset value of $1.00 per share	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
Sold	$ 3,203,824,855	$ 5,883,219	$ 296,700,926
Reinvested	23,622,385	63,786	347,100
Redeemed	(3,261,194,364)	(3,688,900)	(279,170,927)
Net increase (decrease)	$ (33,747,124)	$ 2,258,105	$ 17,877,099

Share Transactions at net asset value of $1.00 per share	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
Sold	$ 6,279,947,605	$ 7,671,735	$ 244,909,763
Reinvested	104,611,787	50,876	452,369
Redeemed	(5,864,593,497)	(1,682,917)	(205,203,076)
Net increase (decrease)	$ 519,965,895	$ 6,039,694	$ 40,159,056

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 23,952,822	$ 64,775	$ 353,466

Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 104,611,787	$ 50,876	$ 452,369

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.009	.041	.062	.050	.053	.053
Distributions from net investment income	(.009)	(.041)	(.062)	(.050)	(.053)	(.053)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C, D	0.89%	4.18%	6.30%	5.17%	5.46%	5.51%
Ratios to Average Net Assets E
Expenses before expense reductions	.29% A	.28%	.33%	.27%	.30%	.31%
Expenses net of voluntary waivers, if any	.29% A	.28%	.33%	.27%	.30%	.31%
Expenses net of all reductions	.29% A	.28%	.33%	.27%	.30%	.31%
Net investment income	1.82% A	3.99%	6.18%	5.06%	5.33%	5.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,719,611	$ 2,753,379	$ 2,233,342	$ 1,939,491	$ 1,507,489	$ 1,020,794

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.009	.040	.031
Distributions from net investment income	(.009)	(.040)	(.031)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000
Total Return B, C, D	0.86%	4.10%	3.06%
Ratios to Average Net Assets F
Expenses before expense reductions	.40% A	.39%	.47% A
Expenses net of voluntary waivers, if any	.40% A	.39%	.45% A
Expenses net of all reductions	.40% A	.39%	.45% A
Net investment income	1.71% A	3.87%	6.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,402	$ 6,143	$ 103

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.008	.039	.058
Distributions from net investment income	(.008)	(.039)	(.058)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000
Total Return B, C, D	0.78%	3.96%	5.89%
Ratios to Average Net Assets F
Expenses before expense reductions	.55% A	.55%	.96% A
Expenses net of voluntary waivers, if any	.55% A	.55%	.60% A
Expenses net of all reductions	.55% A	.55%	.60% A
Net investment income	1.56% A	3.71%	5.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,143	$ 40,267	$ 108

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Money Market Portfolio

Notes to Financial Statements

For the period ended June 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Money Market Portfolio (the fund) is a fund of Variable Insurance Products Fund. Asset Manager: Growth Portfolio and Investment Grade Bond Portfolio (the funds) are funds of Variable Insurance Products Fund II. Balanced Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, and Mid Cap Portfolio (the funds) are funds of Variable Insurance Products Fund III. The Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III (the trusts) (referred to in this report as Fidelity Variable Insurance Products) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies organized as Massachusetts business trusts. Each fund is authorized to issue an unlimited number of shares. Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are readily available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the Money Market Fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. Each fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. Each fund accrues such taxes as applicable. The Schedules of Investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income for the Money Market Portfolio. Distributions are recorded on the ex-dividend date for all other funds. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, futures and options transactions, foreign currency transactions, defaulted bonds, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales transactions. There were no significant book-to-tax differences for the money market fund.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), certain funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in each applicable fund's Statements of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is

Semiannual Report

2. Operating Policies - continued

Restricted Securities - continued

included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Certain funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

For all funds except the Money Market Portfolio, the management fee is the sum of an individual fund fee rate applied to the average net assets of each fund and a group fee rate. The group fee rates differ for equity and fixed-income funds and are each based upon the average net assets of all the mutual funds advised by FMR. The group fee rates decrease as assets under management increase and increase as assets under management decrease. The annual individual fund fee rate is .30% of the fund's average net assets for Asset Manager: Growth, Growth Opportunities, Investment Grade Bond, and Mid Cap Portfolios, .20% for Growth & Income Portfolio, and .15% for Balanced Portfolio. The group fee rates averaged .28% for the equity funds and .13% for the fixed-income funds during the period.

For the Money Market Portfolio the management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .13% during the period. The total income-based component is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The rate increases as the fund's gross yield increases. During the period the income-based portion of the management fee was $947,006 or an annualized rate of .07% of the fund's average net assets.

For the period each fund's total annualized management fee rate, expressed as a percentage of each fund's average net assets, was as follows:

Asset Manager: Growth	.58%
Balanced	.43%
Growth & Income	.48%
Growth Opportunities	.58%
Investment Grade Bond	.43%
Mid Cap	.58%
Money Market	.20%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies, for the distribution of shares and providing shareholder support services:

	Service Class	Service Class 2	Total
Asset Manager: Growth	$ 4,412	$ 6,419	$ 10,831
Balanced	$ 12,492	$ 23,908	$ 36,400
Growth & Income	$ 140,519	$ 118,815	$ 259,334
Growth Opportunities	$ 132,037	$ 58,742	$ 190,779
Investment Grade Bond	$ 260	$ 38,252	$ 38,512
Mid Cap	$ 200,280	$ 365,000	$ 565,280
Money Market	$ 3,781	$ 57,035	$ 60,816

Transfer Agent Fees. Fidelity Investment Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, each fund's transfer agent fees were equivalent to an annual rate of .07% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, each class paid FIIOC the following amounts:

Asset Manager: Growth
Initial Class	$ 129,386
Service Class	3,431
Service Class 2	2,944
$ 135,761
Balanced
Initial Class	$ 92,094
Service Class	8,554
Service Class 2	7,393
$ 108,041
Growth & Income
Initial Class	$ 283,076
Service Class	94,758
Service Class 2	35,641
$ 413,475
Growth Opportunities
Initial Class	$ 202,805
Service Class	90,666
Service Class 2	20,335
$ 313,806
Investment Grade Bond
Initial Class	$ 515,402
Service Class	163
Service Class 2	11,641
$ 527,206
Mid Cap
Initial Class	$ 210,667
Service Class	139,241
Service Class 2	106,555
$ 456,463
Money Market
Initial Class	$ 887,146
Service Class	2,971
Service Class 2	16,117
$ 906,234

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Asset Manager: Growth	$ 160,167
Balanced	$ 451,057
Growth & Income	$ 1,649,845
Growth Opportunities	$ 595,704
Investment Grade Bond	$ 958,018
Mid Cap	$ 1,197,054

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

Certain security trades were directed to brokers who paid a portion of certain funds expenses. In addition, through arrangements with certain funds custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage	Custody expense reduction

Asset Manager: Growth	$ 99,285	$ -
Balanced	$ 36,350	$ 1,011
Growth & Income	$ 69,488	$ 940
Growth Opportunities	$ 186,513	$ 25
Investment Grade Bond	$ -	$ 23,742
Mid Cap	$ 504,865	$ 794
Money Market	$ -	$ 2,739

8. Other Information.

At the end of the period, Fidelity Investments Life Insurance Company (FILI) and its subsidiaries, affiliates of FMR and certain unaffiliated insurance companies, each were the owners of record of more than 10% of the outstanding shares of the following funds:

Beneficial Interest
Fund	FILI %	Number of Unaffiliated Insurance Companies	Unaffiliated Insurance Companies %
Asset Manager: Growth	64%	-	-
Balanced	48%	1	37%
Growth & Income	30%	3	49%
Growth Opportunities	15%	1	56%
Investment Grade Bond	52%	-	-
Mid Cap	38%	1	25%
Money Market	58%	-	-

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Asset Manager: Growth, Balanced,
Growth & Income, Growth Opportunities,
and Mid Cap Portfolios

Fidelity Investments Money Management, Inc.
Asset Manager: Growth, Balanced,
Investment Grade Bond, and Money Market Portfolios

Fidelity Management & Research (U.K.) Inc.
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, and Mid Cap Portfolios

Fidelity Management & Research (Far East) Inc.
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, and Mid Cap Portfolios

Fidelity Investments Japan Limited
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, and Mid Cap Portfolios

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York, New York, NY
Investment Grade Bond, and Money Market Portfolios

JPMorgan Chase Bank, New York, NY
Asset Manager: Growth, Balanced,
and Growth & Income Portfolios
Brown Brothers Harriman & Co., Boston, MA
Mid Cap Portfolio

Mellon Bank, N.A., Pittsburgh, PA
Growth Opportunities Portfolio

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